UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06161

Virtus Investment Trust

(during the period being reported, Allianz Funds)

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-988-8380

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

ITEM 1.	REPORT TO SHAREHOLDERS

SEMIANNUAL REPORT VIRTUS INVESTMENT TRUST

December 31, 2020

Virtus AllianzGI Emerging Markets Opportunities Fund (f/k/a AllianzGI Emerging Markets Opportunities Fund)

Virtus AllianzGI Focused Growth Fund (f/k/a AllianzGI Focused Growth Fund)

Virtus AllianzGI Global Small-Cap Fund (f/k/a AllianzGI Global Small-Cap Fund)

Virtus AllianzGI Health Sciences Fund (f/k/a AllianzGI Health Sciences Fund)

Virtus AllianzGI Income & Growth Fund (f/k/a AllianzGI Income & Growth Fund)

Virtus AllianzGI Mid-Cap Growth Fund (f/k/a AllianzGI Mid-Cap Fund)

Virtus AllianzGI Small-Cap Fund (f/k/a AllianzGI Small-Cap Fund)

Virtus AllianzGI Technology Fund (f/k/a AllianzGI Technology Fund)

Virtus NFJ Dividend Value Fund (f/k/a AllianzGI Dividend Value Fund)

Virtus NFJ International Value Fund (f/k/a AllianzGI International Value Fund)

Virtus NFJ Large-Cap Value Fund (f/k/a AllianzGI Large-Cap Value Fund)

Virtus NFJ Mid-Cap Value Fund (f/k/a AllianzGI Mid-Cap Value Fund)

Virtus NFJ Small-Cap Value Fund (f/k/a AllianzGI Small-Cap Value Fund)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-988-8380 (Class A, Class C and Class R) or 1-800-498-5413 (Class P, Class R6, Institutional and Administrative classes) or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	Letter from the President

3–9	Shareholder Expense Examples

10–12	Allocation Tables

13–15	Important Information and Key Investment Terms

16-43	Schedules of Investments

44-49	Statements of Assets and Liabilities

50-52	Statements of Operations

54-59	Statements of Changes in Net Assets

60-85	Financial Highlights

86-115	Notes to Financial Statements

116-118	Consideration of Advisory and Subadvisory Agreements by the Board of Trustees of the Trust

119-128	Shareholder Meeting Results

129-130	Privacy Policy

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus or summary prospectus. Please read the prospectus carefully before you invest or send money.

A Word About Risk: A fund may be subject to various risks as described in its prospectus. Some of those risks may include, but are not limited to, the following: fixed-income risk, liquidity risk, derivatives risk, smaller company risk, non-US investment risk, focused investment risk and specific sector investment risks. Below investment grade securities involve a greater risk to principal than investment grade securities. Bond prices will normally decline as interest rates rise. The impact may be greater with longer-duration bonds. The market for certain securities may become illiquid, which could prevent a fund from purchasing or selling these securities at an advantageous time or price and possibly delay redemptions of fund shares. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit and counterparty risk, management risk and the risk that a fund is unable to close out a position when it is most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. The principal values of the funds are not guaranteed at any time. Please refer to the applicable fund’s current prospectus for complete details.

Letter from the President

To Virtus Investment Trust Shareholders:

I am pleased to welcome you to the Virtus Funds. On February 1, 2021, Virtus Investment Partners finalized a strategic partnership with Allianz Global Investors (AllianzGI), and Virtus subsidiaries are now the investment adviser, administrator, transfer agent, and distributor of your Fund. Importantly, this partnership provides continuity in the investment approach and the portfolio teams who manage your Fund.

This semiannual report reviews the performance of your Fund for the six months ended December 31, 2020, as strong monetary and fiscal support helped global markets recover from pandemic-related declines. Many indexes were able to post positive returns for the six-month period despite the turmoil. U.S. large-capitalization stocks returned 22.16%, as measured by the S&P 500® Index, but lagged small-cap stocks, which gained 37.85%, as measured by the Russell 2000® Index. Within international equities, developed markets returned 21.61%, as measured by the MSCI EAFE® Index (net), but were outpaced by emerging markets, which gained 31.14%, as measured by the MSCI Emerging Markets Index (net). In fixed income markets, signs of an economic recovery drove interest rates higher for the six-month period, with the yield on the 10-year Treasury at 0.93% on December 31, 2020, up from 0.66% on June 30, 2020. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 1.29%. Non-investment grade bonds were up 11.34% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

If you are new to Virtus, I encourage you to learn more about the many investment strategies we offer. Please visit us at Virtus.com.

Our entire team looks forward to serving you and your Fund. We are available to answer any questions you may have about the changes. Please call us at 1-800-988-8380 (Class A, Class C, and Class R) or 1-800-498-5413 (Class P, Class R6, Institutional, and Administrative classes) if you require assistance. Welcome to Virtus!

Sincerely,

George R. Aylward

President, Virtus Investment Trust

February 2021

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

2	December 31, 2020 |	Semiannual Report

Unaudited

Shareholder Expense Examples

AllianzGI Dividend Value Fund:

	Actual Performance
	Class A	Class C	Class R	Class P	Institutional Class	Class R6	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,162.50	$1,158.00	$1,161.00	$1,164.20	$1,165.10	$1,164.20	$1,162.10

Expenses Paid During Period	$5.67	$9.74	$7.03	$4.31	$3.77	$3.49	$5.12

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Class R	Class P	Institutional Class	Class R6	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,019.96	$1,016.18	$1,018.70	$1,021.22	$1,021.73	$1,021.92	$1,020.47

Expenses Paid During Period	$5.30	$9.10	$6.56	$4.02	$3.52	$3.25	$4.79

For each class of the Fund, expenses (net of fee waivers) are equal to the annualized expense ratio for the class (1.04% for Class A, 1.79% for Class C, 1.29% for Class R, 0.79% for Class P, 0.69% for Institutional Class, 0.64% for Class R6 and 0.94% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365.

AllianzGI Emerging Markets Opportunities Fund:

	Actual Performance
	Class A	Class C	Class P	Institutional Class	Class R6

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,322.30	$1,317.60	$1,324.60	$1,325.20	$1,325.30

Expenses Paid During Period	$7.55	$11.92	$6.09	$5.51	$5.22

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Class P	Institutional Class	Class R6

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,018.70	$1,014.92	$1,019.96	$1,020.47	$1,020.72

Expenses Paid During Period	$6.56	$10.36	$5.30	$4.79	$4.53

For each class of the Fund, expenses (net of fee waivers) are equal to the annualized expense ratio for the class (1.29% for Class A, 2.04% for Class C, 1.04% for Class P, 0.94% for Institutional Class and 0.89% for Class R6), multiplied by the average account value over the period, multiplied by 184/365. These expenses do not include the expenses of the investment companies in which the Fund invests, which are indirectly borne by Fund shareholders.

Semiannual Report	| December 31, 2020	3

Unaudited

Shareholder Expense Examples (cont’d)

AllianzGI Focused Growth Fund:

	Actual Performance
	Class A	Class C	Class R	Class P	Institutional Class	Class R6	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,308.70	$1,303.70	$1,307.10	$1,310.40	$1,311.00	$1,311.40	$1,309.20

Expenses Paid During Period	$5.77	$10.23	$7.33	$4.44	$3.86	$3.56	$5.30

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Class R	Class P	Institutional Class	Class R6	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,020.21	$1,016.32	$1,018.85	$1,021.36	$1,021.87	$1,022.13	$1,020.61

Expenses Paid During Period	$5.05	$8.95	$6.42	$3.88	$3.37	$3.11	$ 4.64

For each class of the Fund, expenses (net of fee waivers) are equal to the annualized expense ratio for the class (0.99% for Class A, 1.76% for Class C, 1.26% for Class R, 0.76% for Class P, 0.66% for Institutional Class, 0.61% for Class R6 and 0.91% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365.

AllianzGI Global Small-Cap Fund:

	Actual Performance
	Class A	Class C	Class P	Institutional Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,377.80	$1,372.70	$1,379.60	$1,380.20

Expenses Paid During Period	$9.71	$14.17	$8.22	$7.62

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Class P	Institutional Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,017.04	$1,013.26	$1,018.30	$1,018.80

Expenses Paid During Period	$8.24	$12.03	$6.97	$6.46

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.62% for Class A, 2.37% for Class C, 1.37% for Class P and 1.27% for Institutional Class), multiplied by the average account value over the period, multiplied by 184/365.

4	December 31, 2020 |	Semiannual Report

Unaudited

Shareholder Expense Examples (cont’d)

AllianzGI Health Sciences Fund:

	Actual Performance
	Class A	Class C	Class P*	Institutional Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,121.10	$1,117.10	$1,122.30	$1,123.20

Expenses Paid During Period	$7.86	$11.85	$6.11	$5.99

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Class P*	Institutional Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,017.80	$1,014.01	$1,019.00	$1,019.56

Expenses Paid During Period	$7.48	$11.27	$6.26	$5.70

* Class P commenced operations on July 13, 2020. The Actual expense example for Class P is based on the period since inception; the actual expense example for Class A, Class C, and Institutional Class, and the Hypothetical expense example are based on the period beginning July 1, 2020. If the Hypothetical expense example for Class P had been based on the period since inception, the Ending Account Value and Expenses Paid During the Period would have been: $1,017.66 and $5.81, respectively.

AllianzGI Income & Growth Fund:

	Actual Performance
	Class A	Class C	Class R	Class P	Institutional Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,215.80	$1,211.30	$1,214.20	$1,217.50	$1,218.40

Expenses Paid During Period	$7.04	$11.20	$8.43	$5.65	$5.09

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Class R	Class P	Institutional Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,018.85	$1,015.07	$1,017.59	$1,020.11	$1,020.62

Expenses Paid During Period	$6.41	$10.21	$7.68	$5.14	$4.63

For each class of the Fund, expenses (net of fee waivers) are equal to the annualized expense ratio for the class (1.26% for Class A, 2.01% for Class C, 1.51% for Class R, 1.01% for Class P and 0.91% for Institutional Class), multiplied by the average account value over the period, multiplied by 184/365.

Semiannual Report	| December 31, 2020	5

Unaudited

Shareholder Expense Examples (cont’d)

AllianzGI International Value Fund:

	Actual Performance
	Class A	Class C	Class R	Class P	Institutional Class	Class R6	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,243.60	$1,238.50	$1,241.90	$1,245.40	$1,245.80	$1,246.20	$1,244.50

Expenses Paid During Period	$7.30	$11.51	$8.70	$5.89	$5.32	$5.04	$6.73

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Class R	Class P	Institutional Class	Class R6	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,018.70	$1,014.92	$1,017.44	$1,019.96	$1,020.47	$1,020.72	$1,019.21

Expenses Paid During Period	$6.56	$10.36	$7.83	$5.30	$4.79	$4.53	$6.06

For each class of the Fund, expenses (net of fee waiver) are equal to the annualized expense ratio for the class (1.29% for Class A, 2.04% for Class C, 1.54% for Class R, 1.04% for Class P, 0.94% for Institutional Class , 0.89% for Class R6 and 1.19% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365.

AllianzGI Large-Cap Value Fund:

	Actual Performance
	Class A	Class C	Class R	Class P	Institutional Class	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,185.70	$1,181.30	$1,184.10	$1,187.40	$1,187.60	$1,186.60

Expenses Paid During Period	$6.17	$10.28	$7.54	$4.80	$4.25	$5.62

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Class R	Class P	Institutional Class	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,019.56	$1,015.78	$1,018.30	$1,020.82	$1,021.32	$1,020.06

Expenses Paid During Period	$5.70	$9.50	$6.97	$4.43	$3.92	$5.19

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.12% for Class A, 1.87% for Class C, 1.37% for Class R, 0.87% for Class P, 0.77% for Institutional Class and 1.02% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365.

6	December 31, 2020 |	Semiannual Report

Unaudited

Shareholder Expense Examples (cont’d)

AllianzGI Mid-Cap Fund:

	Actual Performance
	Class A	Class C	Class R	Class P	Institutional Class	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,377.70	$1,371.20	$1,375.70	$1,377.10	$1,380.00	$1,377.60

Expenses Paid During Period	$6.83	$11.30	$8.32	$5.33	$4.74	$6.23

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Class R	Class P	Institutional Class	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,019.46	$1,015.68	$1,018.20	$1,020.72	$1,021.22	$1,019.96

Expenses Paid During Period	$5.80	$9.60	$7.07	$4.53	$4.02	$5.30

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.14% for Class A, 1.89% for Class C, 1.39% for Class R, 0.89% for Class P, 0.79% for Institutional Class and 1.04% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365.

AllianzGI Mid-Cap Value Fund:

	Actual Performance
	Class A	Class C	Class R	Class P	Institutional Class	Class R6	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,205.50	$1,200.90	$1,204.20	$1,207.20	$1,207.80	$1,208.10	$1,206.50

Expenses Paid During Period	$5.50	$9.65	$6.89	$4.12	$3.56	$3.28	$4.95

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Class R	Class P	Institutional Class	Class R6	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,020.21	$1,016.43	$1,018.95	$1,021.48	$1,021.98	$1,022.23	$1,020.72

Expenses Paid During Period	$5.04	$8.84	$6.31	$3.77	$3.26	$3.01	$4.53

For each class of the Fund, expenses ( net of fee waiver) are equal to the annualized expense ratio for the class (0.99% for Class A, 1.74% for Class C, 1.24% for Class R, 0.74% for Class P, 0.64% for Institutional Class, 0.59% for Class R6 and 0.89% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365.

Semiannual Report	| December 31, 2020	7

Unaudited

Shareholder Expense Examples (cont’d)

AllianzGI Small-Cap Fund:

	Actual Performance
	Class A	Class C	Class P	Institutional Class	Class R6

Beginning Account Value (12/31/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (7/1/20)	$1,362.60	$1,357.50	$1,364.50	$1,365.00	$1,364.80

Expenses Paid During Period	$ 6.97	$ 11.41	$ 5.48	$ 4.89	$ 4.59

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Class P	Institutional Class	Class R6

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,019.31	$1,015.53	$1,020.57	$1,021.07	$1,021.32

Expenses Paid During Period	$ 5.96	$ 9.75	$ 4.69	$ 4.18	$ 3.92

For each class of the Fund, expenses (net of fee waiver) are equal to the annualized expense ratio for the class (1.17% for Class A, 1.92% for Class C, 0.92% for Class P, 0.82% for Institutional Class and 0.77% for Class R6), multiplied by the average account value over the period, multiplied by 184/365. These expenses do not include the expenses of the investment companies in which the Fund invests, which are indirectly borne by Fund shareholders.

AllianzGI Small-Cap Value Fund:

	Actual Performance
	Class A	Class C	Class R	Class P	Institutional Class	Class R6	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,240.90	$1,236.30	$1,239.10	$1,242.70	$1,243.10	$1,243.80	$1,242.80

Expenses Paid During Period	$6.61	$10.82	$8.01	$5.20	$4.64	$4.35	$6.05

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Class R	Class P	Institutional Class	Class R6	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,019.31	$1,015.53	$1,018.05	$1,020.57	$1,021.07	$1,021.32	$1,019.81

Expenses Paid During Period	$5.96	$9.75	$7.22	$4.69	$4.18	$3.92	$5.45

For each class of the Fund, expenses (net of fee waiver) are equal to the annualized expense ratio for the class (1.17% for Class A, 1.92% for Class C, 1.42% for Class R, 0.92% for Class P, 0.82% for Institutional Class , 0.77% for Class R6 and 1.07% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365. These expenses do not include the expenses of the investment companies in which the Fund invests, which are indirectly borne by Fund shareholders.

8	December 31, 2020 |	Semiannual Report

Unaudited

Shareholder Expense Examples (cont’d)

AllianzGI Technology Fund:

Shareholder Expense Example	Actual Performance
	Class A	Class C	Class P	Institutional Class	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,358.80	$1,354.00	$1,360.70	$1,361.30	$1,359.60

Expenses Paid During Period	$9.27	$13.65	$7.74	$7.14	$8.68

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Class P	Institutional Class	Administrative Class

Beginning Account Value (7/1/20)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/20)	$1,017.34	$1,013.61	$1,018.65	$1,019.16	$1,017.85

Expenses Paid During Period	$7.93	$11.67	$6.61	$6.11	$7.43

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.56% for Class A, 2.31% for Class C, 1.31% for Class P, 1.21% for Institutional Class and 1.46% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365. These expenses do not include the expenses of the investment companies in which the Fund invests, which are indirectly borne by Fund shareholders.

Semiannual Report	| December 31, 2020	9

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Allocation Tables

December 31, 2020

AllianzGI Dividend Value Fund: Industry/Sectors

Equity Real Estate Investment Trusts (REITS)	14.3%

Banks	7.5%

Semiconductors & Semiconductor Equipment	7.3%

Insurance	6.5%

Aerospace & Defense	5.6%

Specialty Retail	4.9%

Pharmaceuticals	3.6%

Oil, Gas & Consumable Fuels	3.5%

Other	46.3%

Cash & Equivalents — Net	0.5%

AllianzGI Focused Growth Fund: Industry/Sectors

IT Services	16.6%

Software	15.0%

Technology Hardware, Storage & Peripherals	10.0%

Semiconductors & Semiconductor Equipment	7.4%

Pharmaceuticals	7.0%

Interactive Media & Services	6.9%

Internet & Direct Marketing Retail	6.8%

Automobiles	4.6%

Other	24.2%

Cash & Equivalents — Net	1.5%

AllianzGI Health Sciences Fund: Industry/Sectors

Pharmaceuticals	45.0%

HealthCare Equipment & Supplies	21.6%

HealthCare Providers & Services	11.4%

Biotechnology	11.3%

Life Sciences Tools & Services	7.4%

Other	0.7%

Cash & Equivalents — Net	2.6%

AllianzGI Emerging Markets Opportunities Fund: Country/Location Allocation

China	34.9%

Korea (Republic of)	19.7%

Taiwan	17.5%

India	13.3%

Russian Federation	4.8%

Brazil	3.5%

Thailand	1.1%

Peru	0.8%

Other	3.5%

Cash & Equivalents — Net	0.9%

AllianzGI Global Small-Cap Fund: Country/Location Allocation

United States	62.5%

Japan	10.5%

United Kingdom	5.3%

Germany	4.5%

France	2.4%

Switzerland	2.1%

Australia	1.6%

Denmark	1.2%

Other	8.9%

Cash & Equivalents — Net	1.0%

AllianzGI Income & Growth Fund: Industry/Sectors

Software	11.0%

Internet	5.6%

Media	4.3%

Telecommunications	3.7%

Semiconductors & Semiconductor Equipment	3.5%

Oil, Gas & Consumable Fuels	3.4%

Entertainment	3.3%

Pharmaceuticals	3.2%

Other	57.2%

Cash & Equivalents — Net	4.8%

10	December 31, 2020 |	Semiannual Report

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Allocation Tables (cont’d)

December 31, 2020

AllianzGI International Value Fund: Country/Location Allocation

China	18.0%

Japan	9.2%

United States	8.4%

United Kingdom	8.0%

Switzerland	7.8%

France	7.3%

Singapore	5.6%

Canada	5.4%

Other	29.4%

Cash & Equivalents — Net	0.9%

AllianzGI Large-Cap Value Fund: Industry/Sectors

Capital Markets	7.5%

Banks	5.9%

Insurance	5.1%

Aerospace & Defense	4.8%

Software	4.4%

IT Services	4.3%

Equity Real Estate Investment Trusts (REITs)	4.2%

Semiconductors & Semiconductor Equipment	4.0%

Other	56.8%

Cash & Equivalents — Net	3.0%

AllianzGI Mid-Cap Fund: Industry/Sectors

Software	12.6%

IT Services	12.3%

Health Care Equipment & Supplies	11.3%

Semiconductors & Semiconductor Equipment	9.1%

Electronic Equipment, Instruments & Components	6.0%

Hotels, Restaurants & Leisure	4.7%

Electrical Equipment	3.9%

Pharmaceuticals	3.7%

Other	36.0%

Cash & Equivalents — Net	0.4%

AllianzGI Mid-Cap Value Fund: Industry/Sectors

Equity Real Estate Investment Trusts (REITs)	10.7%

Insurance	10.2%

IT Services	4.6%

Electric Utilities	4.5%

Household Durables	4.4%

Specialty Retail	4.0%

Capital Markets	3.8%

Aerospace & Defense	3.4%

Other	53.3%

Cash & Equivalents — Net	1.1%

AllianzGI Small-Cap Fund: Industry/Sectors

Biotechnology	9.7%

Software	6.0%

Specialty Retail	5.5%

HealthCare Providers & Services	4.1%

Healthcare Equipment & Supplies	4.0%

Food Products	4.0%

Semiconductors & Semiconductor Equipment	3.7%

Banks	3.5%

Other	58.1%

Cash & Equivalents — Net	1.4%

AllianzGI Small-Cap Value Fund: Industry/Sectors

Banks	11.8%

Insurance	8.9%

Equity Real Estate Investment Trusts (REITs)	5.9%

Mortgage Real Estate Investment Trusts (REITs)	5.0%

Thrifts & Mortgage Finance	4.4%

Gas Utilities	4.1%

Household Durables	3.8%

IT Services	3.6%

Other	50.4%

Cash & Equivalents — Net	2.1%

Semiannual Report	| December 31, 2020	11

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Allocation Tables (cont’d)

December 31, 2020

AllianzGI Technology Fund: Industry/Sectors

Software	22.5%

Semiconductors & Semiconductor Equipment	18.4%

IT Services	17.9%

Technology Hardware, Storage & Peripherals	10.4%

Interactive Media & Services	8.2%

Internet & Direct Marketing Retail	2.7%

Automobiles	2.2%

Other	4.2%

Securities Sold Short	0.0%

Cash & Equivalents — Net	13.5%

12	December 31, 2020 |	Semiannual Report

Unaudited

Important Information

Share Class (A/C)

The oldest share class for the following Funds is the Institutional share class, and the Class A and/or C shares were first offered in the month/year indicated in parentheses after each Fund name: AllianzGI Dividend Value (10/01), AllianzGI Large-Cap Value (7/02), AllianzGI Small-Cap Value (1/97), AllianzGI Mid-Cap (2/02), AllianzGI Emerging Markets Opportunities (8/06), AllianzGI Global Small-Cap (2/02) and AllianzGI Technology (2/02). The oldest share class for the following Funds is C, and the A shares were first offered in the month/year indicated in parentheses after each Fund name: AllianzGI Mid-Cap Value (2/91) and AllianzGI Focused Growth (10/90). The oldest share class for AllianzGI Health Sciences was the D share class, and the A and C shares were first offered in 2/02. For AllianzGI International Value the oldest share class is the Institutional share class and A and C shares were first offered in 4/05. For AllianzGI Small-Cap, A and C shares were each first offered in 7/13. For the AllianzGI Income & Growth Fund, Class A and Class C shares were first offered simultaneously with Institutional shares in 2/07.

Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC for shares redeemed in the first year.

Share Class (R)

The oldest share classes are (Fund/share class): AllianzGI Dividend Value/Institutional and Administrative, AllianzGI Mid-Cap Value/C, AllianzGI Small-Cap Value/Institutional, AllianzGI Focused Growth/C and AllianzGI Mid-Cap/Institutional. Class R shares for these Funds were first offered in 12/02. The oldest share class for AllianzGI Large-Cap Value is the Institutional share class and it first offered Class R shares in 11/09. The oldest share class for AllianzGI International Value is the Institutional share class and the Fund first offered Class R shares in 11/09. The oldest share classes for AllianzGI Income & Growth are the Institutional, Class A and Class C share classes and the Fund first offered Class R shares in 2/11.

Share Class (P)

Class P shares were launched in July 2008, except for Class P shares of AllianzGI Mid-Cap Value Fund, which were launched February 28, 2011, Class P shares of AllianzGI Mid-Cap Fund, which were launched April 2, 2012, Class P shares of AllianzGI Small-Cap, which were launched July 1, 2013 and Class P shares of AllianzGI Health Sciences, which were launched July 13, 2020.

Share Class (Institutional/Administrative)

Unless otherwise indicated, the noted Institutional or Administrative share class is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the C shares, and the Institutional and Administrative shares were first offered in the month/year indicated in parentheses after each Fund name: AllianzGI Mid-Cap Value (4/88) and AllianzGI Focused Growth (3/99). The oldest share class for the AllianzGI Health Sciences Fund was the D share class, and the Institutional share class was first offered in 12/14. The oldest share class for the following Funds is the Institutional class and the Administrative shares were first offered in the month/year indicated in parentheses after each Fund name: AllianzGI International Value (5/10), AllianzGI Large-Cap Value (9/06), AllianzGI Small-Cap Value (11/95), AllianzGI Technology (3/05) and AllianzGI Mid-Cap (2/02).

Share Class (R6)

The oldest share class for the following funds is the Institutional class and Class R6 shares were first offered in the month/year indicated in parentheses after each Fund name: AllianzGI Emerging Markets Opportunities (12/15), AllianzGI Dividend Value (12/13), AllianzGI International Value (12/13), AllianzGI Small-Cap Value (12/13), AllianzGI Mid Cap Value (12/17) and AllianzGI Small-Cap (8/18). For AllianzGI Focused Growth, Class C is the oldest share class and Class R6 shares were first offered in 12/15.

“Cash & Equivalents — Net” in the Allocation Tables may be comprised of cash, repurchase agreements, U.S. Treasury Bills, options purchased, options written and other assets net of other liabilities including net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts and swap agreements, as applicable.

Proxy Voting Procedures and Voting Record (Form N-PX)

During the period covered by this report, Allianz Global Investors U.S. LLC as the investment adviser (the “Investment Adviser”) voted, and beginning on February 1, 2021, the subadvisers will vote, proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-988-8380 (Class A, Class C and Class R) or 1-800-498-5413 (Class P, Class R6, Institutional and Administrative classes). This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.

Portfolio Holdings Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

The following disclosure provides important information regarding each Fund’s Shareholder Expense Example, which appears in the Shareholder Expense Examples section in this Semiannual Report. Please refer to this information when reviewing the Shareholder Expense Example for a Fund.

Shareholder Expense Example

Shareholders of the Funds incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory and administration fees; distribution and/or service (12b-1) fees and other Fund expenses. The Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing

Semiannual Report	| December 31, 2020	13

Unaudited

Important Information (cont’d)

in other mutual funds. The Shareholder Expense Example is based on $1,000.00 invested at the beginning and held for the entire period of July 1, 2020 through December 31, 2020.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period”, to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by advisory and administration fees (for example, expenses of the Trustees and their counsel or litigation expenses) and/or because of reductions in the administration fees resulting from the size of the fund.

The Shareholder Expense Examples and Allocation Tables are unaudited.

Effective February 1, 2021, the name of each fund listed in the column entitled “Previous Name” in the table below was changed to the corresponding name listed in the column entitled “New Name.” In addition, effective February 1, 2021, the name of the Trust changed from “Allianz Funds” to “Virtus Investment Trust.”

Previous Name	New Name
AllianzGI Dividend Value Fund (“AllianzGI Dividend Value”)	Virtus NFJ Dividend Value Fund
AllianzGI Emerging Markets Opportunities Fund (“AllianzGI Emerging Markets Opportunities”)	Virtus AllianzGI Emerging Markets Opportunities Fund
AllianzGI Focused Growth Fund (“AllianzGI Focused Growth”)	Virtus AllianzGI Focused Growth Fund
AllianzGI Global Small-Cap Fund (“AllianzGI Global Small-Cap”)	Virtus AllianzGI Global Small-Cap Fund
AllianzGI Health Sciences Fund (“AllianzGI Health Sciences”)	Virtus AllianzGI Health Sciences Fund
AllianzGI Income & Growth Fund (“AllianzGI Income & Growth”)	Virtus AllianzGI Income & Growth Fund
AllianzGI International Value Fund (“AllianzGI International Value”)	Virtus NFJ International Value Fund
AllianzGI Large-Cap Value Fund (“AllianzGI Large-Cap Value”)	Virtus NFJ Large-Cap Value Fund
AllianzGI Mid-Cap Fund (“AllianzGI Mid-Cap”)	Virtus AllianzGI Mid-Cap Growth Fund
AllianzGI Mid-Cap Value Fund (“AllianzGI Mid-Cap Value”)	Virtus NFJ Mid-Cap Value Fund
AllianzGI Small-Cap Fund (“AllianzGI Small-Cap”)	Virtus AllianzGI Small-Cap Fund
AllianzGI Small-Cap Value Fund (“AllianzGI Small-Cap Value”)	Virtus NFJ Small-Cap Value Fund
AllianzGI Technology Fund (“AllianzGI Technology”)	Virtus AllianzGI Technology Fund

14	December 31, 2020 |	Semiannual Report

Unaudited

Key Investment Terms

American Depositary Receipt (“ADR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Global Depositary Receipt (“GDR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by an international bank or a trust. Foreign companies use GDRs in order to make it easier for foreign investors to buy their shares.

London Interbank Offered Rate (“LIBOR”)

A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (“PIK”)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (“REIT”)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Semiannual Report	| December 31, 2020	15

Schedule of Investments

December 31, 2020 (unaudited)

AllianzGI Dividend Value

	Shares	Value

Common Stock—99.0%

Aerospace & Defense—5.6%
L3Harris Technologies, Inc.	68,488	$12,945,602
Lockheed Martin Corp.	60,600	21,511,788
Northrop Grumman Corp.	31,165	9,496,599
Raytheon Technologies Corp.	57,614	4,119,977

		48,073,966

Banks—7.5%
Bank of America Corp.	418,388	12,681,340
Citigroup, Inc.	149,825	9,238,209
JPMorgan Chase & Co.	331,639	42,141,368

		64,060,917

Biotechnology—1.5%
AbbVie, Inc.	120,687	12,931,612

Capital Markets—3.0%
Blackstone Group, Inc., Class A	73,808	4,783,497
CME Group, Inc.	46,008	8,375,756
Intercontinental Exchange, Inc.	60,754	7,004,329
Morgan Stanley	78,948	5,410,306

		25,573,888

Chemicals—1.2%
Celanese Corp.	81,094	10,537,354

Commercial Services & Supplies—1.0%
Waste Management, Inc.	72,957	8,603,819

Communications Equipment—2.8%
Cisco Systems, Inc.	323,539	14,478,370
Motorola Solutions, Inc.	55,011	9,355,171

		23,833,541

Containers & Packaging—0.9%
Avery Dennison Corp.	51,772	8,030,355

Diversified Telecommunication Services—1.6%
Cogent Communications Holdings, Inc.	97,747	5,852,113
Verizon Communications, Inc.	128,566	7,553,252

		13,405,365

Electric Utilities—3.2%
NextEra Energy, Inc.	359,427	27,729,793

Equity Real Estate Investment Trusts (REITs)—14.3%
Alexandria Real Estate Equities, Inc.	46,491	8,285,626
American Tower Corp.	158,310	35,534,263
CoreSite Realty Corp.	186,673	23,386,393
Crown Castle International Corp.	104,828	16,687,569
Medical Properties Trust, Inc.	619,560	13,500,212
Prologis, Inc.	114,030	11,364,230
Sun Communities, Inc.	89,824	13,648,757

		122,407,050

Food & Staples Retailing—1.0%
Walmart, Inc.	58,941	8,496,345

Gas Utilities—2.5%
Atmos Energy Corp.	228,799	21,834,289

Healthcare Equipment & Supplies—1.9%
Abbott Laboratories	145,782	15,961,671

Healthcare Providers & Services—2.9%
Anthem, Inc.	35,365	11,355,348
Chemed Corp.	8,364	4,454,750
UnitedHealth Group, Inc.	25,877	9,074,546

		24,884,644

	Shares	Value

Hotels, Restaurants & Leisure—1.9%
McDonald’s Corp.	78,139	$16,767,067

Household Products—2.2%
Church & Dwight Co., Inc.	43,758	3,817,010
Procter & Gamble Co.	108,353	15,076,237

		18,893,247

Industrial Conglomerates—2.4%
Honeywell International, Inc.	96,089	20,438,130

Insurance—6.5%
Allstate Corp.	253,554	27,873,191
Cincinnati Financial Corp.	117,483	10,264,490
Fidelity National Financial, Inc.	238,879	9,337,780
Marsh & McLennan Cos., Inc.	68,136	7,971,912

		55,447,373

IT Services—1.6%
Leidos Holdings, Inc.	86,198	9,061,134
Mastercard, Inc., Class A	13,155	4,695,545

		13,756,679

Life Sciences Tools & Services—2.2%
Agilent Technologies, Inc.	80,995	9,597,098
Thermo Fisher Scientific, Inc.	19,290	8,984,896

		18,581,994

Machinery—1.1%
Dover Corp.	73,460	9,274,325

Metals & Mining—0.4%
Royal Gold, Inc.	32,124	3,416,709

Mortgage Real Estate Investment Trusts (REITs)—0.5%
Blackstone Mortgage Trust, Inc., Class A	150,780	4,150,973

Multi-Line Retail—1.0%
Dollar General Corp.	40,575	8,532,922

Multi-Utilities—2.7%
DTE Energy Co.	96,495	11,715,458
WEC Energy Group, Inc.	125,088	11,511,849

		23,227,307

Oil, Gas & Consumable Fuels—3.5%
Lukoil PJSC ADR	230,278	15,741,804
ONEOK, Inc.	121,904	4,678,676
Valero Energy Corp.	167,683	9,485,827

		29,906,307

Pharmaceuticals—3.6%
Johnson & Johnson	98,190	15,453,142
Merck & Co., Inc.	187,676	15,351,897

		30,805,039

Professional Services—0.5%
TransUnion	44,617	4,426,899

Road & Rail—2.9%
Norfolk Southern Corp.	103,765	24,655,602

Semiconductors & Semiconductor Equipment—7.3%
Broadcom, Inc.	62,785	27,490,412
Intel Corp.	552,035	27,502,384
Texas Instruments, Inc.	44,943	7,376,495

		62,369,291

Software—1.8%
Microsoft Corp.	71,629	15,931,722

	Shares	Value

Specialty Retail—4.9%
Best Buy Co., Inc.	74,414	$7,425,773
Home Depot, Inc.	129,967	34,521,835

		41,947,608

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc.	73,380	9,736,792

Total Common Stock (cost—$705,900,513)		848,630,595

Exchange-Traded Funds—0.5%
Invesco S&P 500 Equal Weight (a) (cost—$3,220,418)	27,516	3,509,391

	Principal Amount (000s)

Repurchase Agreements—0.1%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $1,205,000; collateralized by U.S. Treasury Notes, 0.25%, due 6/15/23, valued at $1,229,143 including accrued interest
(cost—$1,205,000)	$1,205	1,205,000

Total Investments (cost—$710,325,931)—99.6%		853,344,986

Other assets less liabilities—0.4%		3,803,600

Net Assets—100.0%		$857,148,586

Notes to Schedule of Investments:

(a) Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

16	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

AllianzGI Emerging Markets Opportunities

	Shares	Value

Common Stock—98.1%

Argentina—0.4%
MercadoLibre, Inc. (d)	700	$1,172,654

Brazil—2.5%
Hypera S.A.	159,200	1,052,840
Vale S.A.	331,200	5,574,506

		6,627,346

China—34.9%
Alibaba Group Holding Ltd. (d)	198,400	5,770,366
Alibaba Group Holding Ltd. ADR (d)	30,100	7,005,173
Anhui Conch Cement Co., Ltd., Class H	149,500	936,926
Baoshan Iron & Steel Co., Ltd., Class A	3,825,200	3,483,052
China Merchants Bank Co., Ltd., Class H	1,086,000	6,870,083
COSCO SHIPPING Holdings Co., Ltd., Class H (d)	3,151,000	3,777,688
Henan Shuanghui Investment & Development Co., Ltd., Class A	165,100	1,186,549
Hengyi Petrochemical Co., Ltd., Class A	850,000	1,665,057
Industrial & Commercial Bank of China Ltd., Class H	2,589,000	1,663,405
JD.com, Inc., Class A (d)	38,500	1,695,632
Lenovo Group Ltd.	1,978,000	1,869,982
Meituan, Class B (d)	150,000	5,646,518
NetEase, Inc.	65,700	1,254,993
New Oriental Education & Technology Group, Inc. ADR (d)	27,700	5,146,937
NIO, Inc. ADR (d)	51,500	2,510,110
Ping An Insurance Group Co. of China Ltd., Class H	149,000	1,813,272
RiseSun Real Estate Development Co., Ltd., Class A	854,452	854,009
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	176,100	2,812,275
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	71,066	4,082,549
Tencent Holdings Ltd.	241,100	17,348,054
Tsingtao Brewery Co., Ltd., Class A	202,464	3,081,207
Weichai Power Co., Ltd., Class H	1,405,000	2,825,053
Weifu High-Technology Group Co., Ltd., Class A	801,576	2,845,445
Wuliangye Yibin Co., Ltd., Class A	94,879	4,237,330
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,637,000	3,164,203

		93,545,868

Hong Kong—0.5%
Xinyi Glass Holdings Ltd.	420,000	1,174,757

India—13.3%
Ambuja Cements Ltd.	442,121	1,507,777
Bajaj Auto Ltd.	29,461	1,390,502
Divi’s Laboratories Ltd.	104,889	5,516,342
Eicher Motors Ltd.	43,265	1,500,872
HCL Technologies Ltd.	183,563	2,382,445

	Shares	Value
HDFC Bank Ltd. ADR (d)	99,300	$7,175,418
Hero MotoCorp Ltd.	35,386	1,508,019
Infosys Ltd.	238,315	4,085,382
Marico Ltd.	188,906	1,041,829
REC Ltd.	847,336	1,554,626
Reliance Industries Ltd.	92,738	2,523,300
Tata Chemicals Ltd.	162,766	1,065,768
Tata Consultancy Services Ltd.	32,170	1,263,159
Tata Steel Ltd.	349,527	3,088,019

		35,603,458

Indonesia—0.3%
Bank Central Asia Tbk PT	334,600	806,563

Korea (Republic of)—19.7%
CJ CheilJedang Corp.	15,034	5,280,253
Hana Financial Group, Inc.	219,027	6,976,305
Kia Motors Corp.	150,027	8,644,068
LG Chem Ltd.	1,559	1,185,489
LG Electronics, Inc.	90,378	11,254,015
POSCO	5,336	1,333,357
Samsung Electronics Co., Ltd.	189,347	14,139,576
SK Hynix, Inc.	36,834	4,023,321

		52,836,384

Malaysia—0.3%
Top Glove Corp., Bhd	430,900	658,379

Peru—0.8%
Southern Copper Corp.	33,900	2,207,568

Russian Federation—4.8%
Lukoil PJSC ADR	76,176	5,180,958
MMC Norilsk Nickel PJSC ADR	107,070	3,337,220
Sberbank of Russia PJSC ADR	168,105	2,430,499
Severstal PAO GDR	51,756	909,648
VTB Bank PJSC GDR	1,114,614	1,063,470

		12,921,795

Saudi Arabia—0.2%
Savola Group	43,521	493,295

South Africa—0.7%
AngloGold Ashanti Ltd. ADR	41,700	943,254
Gold Fields Ltd. ADR	100,800	934,416

		1,877,670

Taiwan—17.5%
Asustek Computer, Inc.	106,000	946,654
Cathay Financial Holding Co., Ltd.	482,000	725,786
E Ink Holdings, Inc.	629,000	1,028,507
Hon Hai Precision Industry Co., Ltd.	1,220,000	4,000,311
Radiant Opto-Electronics Corp.	696,000	2,834,731
Sino-American Silicon Products, Inc.	414,000	2,621,572
Taiwan Semiconductor Manufacturing Co., Ltd.	1,482,000	28,035,678
United Microelectronics Corp.	4,017,000	6,755,639

		46,948,878

Thailand—1.1%
Charoen Pokphand Foods PCL (b)(c)	3,376,600	3,014,691

Turkey—0.5%
Vestel Elektronik Sanayi ve Ticaret AS (d)	500,336	1,417,607

	Shares	Value

United States—0.6%
Crown Holdings, Inc. (d)	14,400	$1,442,880

Total Common Stock (cost-$174,354,240)		262,749,793

Preferred Stock—1.0%

Brazil—1.0%
Cia Paranaense de Energia (cost—$1,496,315)	189,900	2,760,326

	Principal Amount (000s)

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $826,000; collateralized by U.S. Treasury Notes, 0.125%, due 7/15/23, valued at $842,523 including accrued interest
(cost—$826,000)	$826	826,000

Total Investments (cost—$176,676,555) (a)—99.4%		266,336,119

Other assets less liabilities—0.6%		1,548,515

Net Assets—100.0%		$267,884,634

Notes to Schedule of Investments:

(a) Securities with an aggregate value of $232,539,411, representing 86.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(b) Fair-Valued—Security with a value of $3,014,691, representing 1.1% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(c) Level 3 security. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(d) Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	17

Schedule of Investments

December 31, 2020 (unaudited)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Semiconductors & Semiconductor Equipment	16.5%
Banks	10.1%
Metals & Mining	8.1%
Internet & Direct Marketing Retail	8.0%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.3%
Automobiles	5.8%
Beverages	5.3%
Household Durables	4.7%
Food Products	3.7%
IT Services	2.9%
Oil, Gas & Consumable Fuels	2.9%
Machinery	2.2%
Life Sciences Tools & Services	2.1%
Diversified Consumer Services	1.9%
Electronic Equipment, Instruments & Components	1.9%
Chemicals	1.5%
Marine	1.4%
Auto Components	1.1%
Electric Utilities	1.0%
Insurance	1.0%
Construction Materials	0.9%
Diversified Financial Services	0.6%
Containers & Packaging	0.5%
Entertainment	0.5%
Building Products	0.4%
Pharmaceuticals	0.4%
Personal Products	0.4%
Real Estate Management & Development	0.3%
Healthcare Equipment & Supplies	0.2%
Repurchase Agreements	0.3%
Other assets less liabilities	0.6%

100.0%

AllianzGI Focused Growth

	Shares	Value

Common Stock—98.5%

Aerospace & Defense—1.0%
L3Harris Technologies, Inc.	68,760	$12,997,015

Air Freight & Logistics—1.7%
XPO Logistics, Inc. (b)	183,950	21,926,840

Airlines—1.7%
Southwest Airlines Co.	488,240	22,756,866

Automobiles—4.6%
Tesla, Inc. (b)	86,035	60,712,318

Capital Markets—2.6%
MSCI, Inc.	43,955	19,627,226
S&P Global, Inc.	44,240	14,543,015

		34,170,241

Entertainment—0.5%
Roku, Inc. (b)	18,545	6,157,311

Healthcare Equipment & Supplies—2.2%
Align Technology, Inc. (b)	54,595	29,174,476

Healthcare Providers & Services—1.2%
Anthem, Inc.	50,885	16,338,665

Hotels, Restaurants & Leisure—2.6%
Chipotle Mexican Grill, Inc. (b)	10,660	14,782,329
Las Vegas Sands Corp.	323,255	19,265,998

		34,048,327

Interactive Media & Services—6.9%
Alphabet, Inc., Class A (b)	10,830	18,981,091
Facebook, Inc., Class A (b)	219,150	59,863,014
Pinterest, Inc., Class A (b)	182,095	12,000,061

		90,844,166

Internet & Direct Marketing Retail—6.8%
Amazon.com, Inc. (b)	27,742	90,353,752

IT Services—16.6%
EPAM Systems, Inc. (b)	76,310	27,345,689
Mastercard, Inc., Class A	96,215	34,342,982
Okta, Inc. (b)	68,705	17,468,933
PayPal Holdings, Inc. (b)	192,665	45,122,143
Repay Holdings Corp. (b)	435,745	11,874,051
Square, Inc., Class A (b)	127,550	27,759,982
Twilio, Inc., Class A (b)	45,550	15,418,675
Visa, Inc., Class A	182,650	39,951,035

		219,283,490

Life Sciences Tools & Services—3.0%
Avantor, Inc. (b)	883,645	24,874,607
Maravai LifeSciences Holdings, Inc., Class A (b)	502,622	14,098,547

		38,973,154

Multi-Line Retail—2.1%
Dollar General Corp.	133,605	28,097,131

Personal Products—1.0%
Estee Lauder Cos., Inc., Class A	51,095	13,600,978

Pharmaceuticals—7.0%
AstraZeneca PLC ADR	401,050	20,048,490
Bristol-Myers Squibb Co.	209,730	13,009,552
Horizon Therapeutics PLC (b)	368,970	26,990,155
Zoetis, Inc.	191,540	31,699,870

		91,748,067

Road & Rail—2.4%
Union Pacific Corp.	154,540	32,178,319

	Shares	Value

Semiconductors & Semiconductor Equipment—7.4%
Enphase Energy, Inc. (b)	89,150	$15,643,150
Lam Research Corp.	71,825	33,920,793
NVIDIA Corp.	58,415	30,504,313
Skyworks Solutions, Inc.	118,045	18,046,720

		98,114,976

Software—15.0%
Crowdstrike Holdings, Inc., Class A (b)	100,475	21,282,615
Microsoft Corp. (a)	516,365	114,849,903
Paycom Software, Inc. (b)	37,680	17,040,780
Salesforce.com, Inc. (b)	115,050	25,602,077
ServiceNow, Inc. (b)	36,245	19,950,335

		198,725,710

Specialty Retail—2.2%
Burlington Stores, Inc. (b)	111,000	29,032,050

Technology Hardware, Storage & Peripherals—10.0%
Apple, Inc. (a)	994,210	131,921,725

Total Common Stock (cost— $601,979,467)		1,301,155,577

	Principal Amount (000s)

Repurchase Agreements—1.5%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $20,265,000; collateralized by U.S. Treasury Notes, 0.125%, due 7/15/23, valued at $20,670,359 including accrued interest
(cost— $20,265,000)	$20,265	20,265,000

Total Options Purchased—0.1% (cost—$882,215) (b)(c)(d)		881,875

Total Investments, before options written (cost—$623,126,682) — 100.1%		1,322,302,452

Total Options Written —(0.0)% (premiums received— $842,951) (b)(c)(d)		(17,188)

Total Investments, net of options written (cost-$622,283,731) —100.1%		1,322,285,264

Other liabilities in excess of other assets—(0.1)%		(697,444)

Net Assets—100.0%		$1,321,587,820

Notes to Schedule of Investments:

(a) All or partial amount segregated for the benefit of the counterparty as collateral for option written.

(b) Non-income producing.

(c) Exchange traded-Chicago Board Options Exchange.

18	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

(d) Exchange traded option contracts outstanding at December 31, 2020:

Options purchased contracts outstanding at December 31, 2020:
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Depreciation

Call options:
Alphabet, Inc.	1,700.00 USD	1/15/21	125	$12,500	$881,875	$882,215	$(340)

Options written contracts outstanding at December 31, 2020:
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation

Put options:
Alphabet, Inc.	1,500.00 USD	1/15/21	(125)	$(12,500)	$(17,188)	$(842,951)	$825,763

Glossary:

ADR—American Depositary Receipt

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	19

Schedule of Investments

December 31, 2020 (unaudited)

AllianzGI Global Small-Cap

	Shares	Value

Common Stock—98.4%

Australia—1.6%
ALS Ltd.	16,684	$123,157
Ansell Ltd.	1,651	44,135
Austal Ltd.	98,282	202,776
Bapcor Ltd.	30,726	184,775
Beach Energy Ltd.	29,500	41,150
Nick Scali Ltd.	13,434	100,080
Northern Star Resources Ltd.	6,900	67,441
Paradigm Biopharmaceuticals Ltd. (e)	36,371	71,196
Pro Medicus Ltd.	7,800	205,600
Starpharma Holdings Ltd. (e)	181,776	218,719
Worley Ltd.	20,644	182,340

		1,441,369

Austria—0.6%
Wienerberger AG	16,383	521,973

Denmark—1.2%
Ambu A/S, Class B	11,851	509,112
SimCorp A/S	3,444	512,041

		1,021,153

Finland—0.5%
Huhtamaki Oyj	8,307	430,799

France—2.4%
Elis S.A. (e)	25,635	424,670
Korian S.A. (e)	10,552	403,925
Nexity S.A.	8,896	384,175
SCOR SE (e)	13,990	453,787
SPIE S.A. (e)	23,152	504,777

		2,171,334

Germany—3.9%
alstria office REIT-AG	7,694	139,983
Bechtle AG	2,043	445,256
CANCOM SE	6,604	369,695
Evotec SE (e)	14,616	540,089
Hella GmbH & Co. KGaA (e)	8,349	539,556
Jenoptik AG	14,311	437,129
Scout24 AG (a)	4,946	404,156
Siltronic AG	3,618	565,788

		3,441,652

Hong Kong—1.1%
Alphamab Oncology (a)(e)	40,000	83,880
Hutchison China MediTech Ltd. ADR (e)	7,800	249,756
Nissin Foods Co., Ltd.	245,000	201,832
Techtronic Industries Co., Ltd.	13,500	192,961
VTech Holdings Ltd.	30,600	237,511

		965,940

Ireland—0.7%
Horizon Therapeutics PLC (e)	9,071	663,544

Italy—1.0%
Buzzi Unicem SpA	17,240	411,565
ERG SpA	16,033	460,649

		872,214

Japan—10.5%
Anritsu Corp.	6,100	136,175
Azbil Corp.	14,700	804,121
COMSYS Holdings Corp.	13,600	422,876
Fuji Electric Co., Ltd.	15,600	563,098
Fuji Oil Holdings, Inc.	12,800	366,105
Glory Ltd.	13,300	268,603
Heiwa Real Estate Co., Ltd.	6,000	217,117
Holon Co., Ltd.	2,100	97,223
Itochu Techno-Solutions Corp.	13,500	482,058
Jeol Ltd.	12,700	599,585

	Shares	Value
Marui Group Co., Ltd.	19,700	$346,917
Mitsubishi UFJ Lease & Finance Co., Ltd.	120,300	577,667
Nihon Unisys Ltd.	16,000	627,134
NSK Ltd.	34,700	301,980
Open House Co., Ltd.	5,500	202,334
PALTAC Corp.	5,600	304,816
Penta-Ocean Construction Co., Ltd.	87,900	756,702
Ryohin Keikaku Co., Ltd.	13,700	280,364
Strike Co., Ltd.	5,200	258,623
T&D Holdings, Inc.	15,600	184,530
Taiyo Yuden Co., Ltd.	2,900	136,158
TechnoPro Holdings, Inc.	4,600	382,149
Tokyu Fudosan Holdings Corp.	106,900	571,018
ValueCommerce Co., Ltd.	8,800	272,928
Zeon Corp.	14,400	206,859

		9,367,140

Korea (Republic of)—0.3%
Koh Young Technology, Inc.	2,830	273,809

Netherlands—1.1%
ASM International NV	2,560	558,646
ASR Nederland NV	11,002	440,201

		998,847

New Zealand—0.1%
Eroad Ltd. (e)	22,372	81,064

Norway—1.2%
Elkem ASA (a)	149,284	494,928
Storebrand ASA (e)	71,862	538,329

		1,033,257

Singapore—0.3%
Mapletree Industrial Trust REIT	140,200	306,888

Sweden—1.0%
AAK AB	20,853	421,653
Elekta AB, Class B	34,984	468,681

		890,334

Switzerland—2.1%
Georg Fischer AG	429	553,676
Interroll Holding AG	166	506,609
OC Oerlikon Corp. AG	41,073	426,164
Quotient Ltd. (e)	77,275	402,603

		1,889,052

Taiwan—0.9%
ASMedia Technology, Inc.	5,000	280,130
Unimicron Technology Corp.	44,000	137,463
Win Semiconductors Corp.	14,000	172,807
Yageo Corp.	11,000	203,608

		794,008

Thailand—0.1%
Sri Trang Gloves Thailand PCL (c)(d)(e)	27,000	68,491

United Kingdom—5.3%
ASOS PLC (e)	7,180	467,914
Auto Trader Group PLC (a)	57,332	466,668
Crest Nicholson Holdings PLC (e)	86,617	386,227
Genus PLC	8,655	495,239
HomeServe PLC	25,120	351,729
Howden Joinery Group PLC (e)	48,472	456,627
Intermediate Capital Group PLC	21,227	499,473
Moneysupermarket.com Group PLC	97,183	347,090
Rotork PLC	84,778	368,771
Spectris PLC	10,740	413,666
Wizz Air Holdings PLC (a)(e)	7,396	461,771

		4,715,175

	Shares	Value

United States—62.5%
ACADIA Pharmaceuticals, Inc. (e)	4,639	$248,001
Adaptive Biotechnologies Corp. (e)	10,666	630,681
Aspen Technology, Inc. (e)	8,231	1,072,088
Axon Enterprise, Inc. (e)	8,517	1,043,588
Bank of Hawaii Corp.	11,726	898,446
BellRing Brands, Inc., Class A (e)	39,863	969,070
Blackline, Inc. (e)	5,631	751,063
Cardlytics, Inc. (e)	6,084	868,613
Cerence, Inc. (e)	13,226	1,328,948
Chart Industries, Inc. (e)	6,699	789,075
Chegg, Inc. (e)	7,694	694,999
Chemours Co.	32,036	794,172
Churchill Downs, Inc.	4,599	895,839
Cinemark Holdings, Inc.	55,806	971,582
Clean Harbors, Inc. (e)	11,411	868,377
CONMED Corp.	7,606	851,872
Floor & Decor Holdings, Inc., Class A (e)	7,538	699,903
FormFactor, Inc. (e)	16,605	714,347
Freshpet, Inc. (e)	3,978	564,836
Haemonetics Corp. (e)	7,042	836,237
Health Catalyst, Inc. (e)	19,699	857,497
Huntsman Corp.	33,559	843,673
Huron Consulting Group, Inc. (e)	22,860	1,347,597
ICF International, Inc.	16,845	1,252,089
II-VI, Inc. (e)	8,835	671,107
ITT, Inc.	17,544	1,351,239
Kilroy Realty Corp. REIT	11,906	683,404
Kinsale Capital Group, Inc.	3,326	665,632
Kratos Defense & Security Solutions, Inc. (e)	33,553	920,359
LHC Group, Inc. (e)	2,408	513,675
Lindblad Expeditions Holdings, Inc. (e)	68,130	1,166,386
LivePerson, Inc. (e)	13,210	822,058
LPL Financial Holdings, Inc.	8,295	864,505
Materion Corp.	8,549	544,742
Matson, Inc.	17,871	1,018,111
MaxLinear, Inc. (e)	24,067	919,119
Monolithic Power Systems, Inc.	2,037	746,010
NanoString Technologies, Inc. (e)	10,528	704,113
Natera, Inc. (e)	9,251	920,660
nLight, Inc. (e)	20,188	659,138
Onto Innovation, Inc. (e)	14,545	691,615
Paylocity Holding Corp. (e)	3,101	638,527
Pebblebrook Hotel Trust REIT	47,827	899,148
Penn National Gaming, Inc. (e)	9,371	809,373
Perficient, Inc. (e)	16,600	790,990
Pinnacle Financial Partners, Inc.	16,078	1,035,423
Planet Fitness, Inc., Class A (e)	7,004	543,721
Plug Power, Inc. (e)	20,006	678,403
Popular, Inc.	17,405	980,250
Power Integrations, Inc.	7,685	629,094
Q2 Holdings, Inc. (e)	6,171	780,817
Saia, Inc. (e)	5,026	908,701
Shockwave Medical, Inc. (e)	5,328	552,620
Six Flags Entertainment Corp.	27,686	944,093
Summit Materials, Inc., Class A (e)	51,763	1,039,401
SunPower Corp. (e)	25,415	651,641
Tenet Healthcare Corp. (e)	16,327	651,937
Terreno Realty Corp. REIT	12,649	740,093
Trex Co., Inc. (e)	7,082	592,905
Twist Bioscience Corp. (e)	4,928	696,277
Varonis Systems, Inc. (e)	4,333	708,922
Visteon Corp. (e)	8,395	1,053,740
Webster Financial Corp.	23,142	975,435
Wendy’s Co.	39,702	870,268
Western Alliance Bancorp	16,477	987,796
YETI Holdings, Inc. (e)	17,772	1,216,849

20	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

	Shares	Value
Zynga, Inc., Class A (e)	63,911	$630,802

		55,661,692

Total Common Stock (cost—$60,931,722)		87,609,735

Preferred Stock—0.6%

Germany—0.6%
Jungheinrich AG (cost—$274,813)	11,265	503,469

	Principal Amount (000s)	Value

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $840,000; collateralized by U.S. Treasury Notes, 0.125%, due 7/15/23, valued at $856,823 including accrued interest
(cost—$840,000)	$840	$840,000

Total Investments (cost—$62,046,535) (b)—99.9%		88,953,204

Other assets less liabilities (f)—0.1%		71,924

Net Assets—100.0%		$89,025,128

Notes to Schedule of Investments:

(a) 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,911,403, representing 2.1% of net assets.

(b) Securities with an aggregate value of $29,479,269, representing 33.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(c) Fair-Valued—Security with a value of $68,491, representing 0.1% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(d) Level 3 security. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(e) Non-income producing.

(f) Includes net unrealized appreciation of other financial instruments as follows:

Forward foreign currency contracts outstanding at December 31, 2020:
Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2020	Unrealized Appreciation
Purchased:
33,889 Hong Kong Dollar settling 1/5/21	State Street Bank London	$4,371	$4,371	$—

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	21

Schedule of Investments

December 31, 2020 (unaudited)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Software	7.4%
Semiconductors & Semiconductor Equipment	7.1%
Machinery	5.9%
Hotels, Restaurants & Leisure	5.9%
Banks	5.5%
Healthcare Equipment & Supplies	4.9%
Electronic Equipment, Instruments & Components	4.1%
Professional Services	3.5%
Equity Real Estate Investment Trusts (REITs)	3.1%
IT Services	3.1%
Biotechnology	2.8%
Chemicals	2.6%
Insurance	2.6%
Aerospace & Defense	2.4%
Commercial Services & Supplies	2.4%
Construction Materials	2.2%
Life Sciences Tools & Services	2.1%
Capital Markets	1.8%
Entertainment	1.8%
Auto Components	1.8%
Healthcare Providers & Services	1.8%
Food Products	1.7%
Electrical Equipment	1.4%
Leisure Equipment & Products	1.4%
Construction & Engineering	1.3%
Real Estate Management & Development	1.3%
Media	1.3%
Pharmaceuticals	1.3%
Healthcare Technology	1.2%
Marine	1.1%
Personal Products	1.1%
Road & Rail	1.0%
Interactive Media & Services	1.0%
Internet & Direct Marketing Retail	0.9%
Specialty Retail	0.9%
Diversified Consumer Services	0.8%
Multi-Line Retail	0.7%
Metals & Mining	0.7%
Building Products	0.7%
Diversified Financial Services	0.7%
Distributors	0.6%
Airlines	0.5%
Independent Power Producers & Energy Traders	0.5%
Trading Companies & Distributors	0.5%
Containers & Packaging	0.5%
Household Durables	0.4%
Communications Equipment	0.3%
Real Estate	0.2%
Energy Equipment & Services	0.2%
Oil, Gas & Consumable Fuels	0.0%
Repurchase Agreements	0.9%
Other assets less liabilities	0.1%

100.0%

AllianzGI Health Sciences

	Shares	Value

Common Stock—97.3%

Biotechnology—11.3%
AbbVie, Inc.	41,205	$4,415,116
ACADIA Pharmaceuticals, Inc. (d)	18,000	962,280
Adverum Biotechnologies, Inc. (d)	26,675	289,157
Arena Pharmaceuticals, Inc. (d)	8,100	622,323
Aurinia Pharmaceuticals, Inc. (d)	37,185	514,268
Avita Therapeutics, Inc. (d)	27,075	503,053
Biogen, Inc. (d)	4,435	1,085,954
Biohaven Pharmaceutical Holding Co., Ltd. (d)	3,920	335,983
BioNTech SE ADR (d)	4,005	326,488
Deciphera Pharmaceuticals, Inc. (d)	8,880	506,782
Epizyme, Inc. (d)	34,140	370,760
Gilead Sciences, Inc.	48,225	2,809,588
ImmunoGen, Inc. (d)	85,360	550,572
Iovance Biotherapeutics, Inc. (d)	14,570	676,048
Karyopharm Therapeutics, Inc. (d)	39,685	614,324
Mersana Therapeutics, Inc. (d)	28,810	766,634
Moderna, Inc. (d)	7,280	760,542
Natera, Inc. (d)	12,145	1,208,670
Translate Bio, Inc. (d)	30,290	558,245
Turning Point Therapeutics, Inc. (d)	6,275	764,609
Vertex Pharmaceuticals, Inc. (d)	5,255	1,241,967

		19,883,363

Electronic Equipment, Instruments & Components—0.4%
98 Devices, Inc. (d)	11,092	631,689

Healthcare Equipment & Supplies—21.6%
Abbott Laboratories	31,985	3,502,038
Alcon, Inc. (d)	52,885	3,489,352
Align Technology, Inc. (d)	6,315	3,374,610
Axonics Modulation Technologies, Inc. (d)	30,925	1,543,776
Boston Scientific Corp. (d)	98,482	3,540,428
CONMED Corp.	21,360	2,392,320
Cooper Cos., Inc.	7,935	2,882,944
DexCom, Inc. (d)	2,630	972,364
GenMark Diagnostics, Inc. (d)	88,760	1,295,896
Insulet Corp. (d)	3,560	910,043
Itamar Medical Ltd. ADR (d)	43,050	854,973
Medtronic PLC	28,980	3,394,717
Nevro Corp. (d)	7,285	1,261,033
Novocure Ltd. (d)	3,305	571,897
Quotient Ltd. (d)	242,694	1,264,436
Teleflex, Inc.	10,755	4,426,435
Zimmer Biomet Holdings, Inc.	14,085	2,170,358

		37,847,620

Healthcare Providers & Services—11.4%
Anthem, Inc.	13,940	4,475,995
Centene Corp. (d)	67,205	4,034,316
Cigna Corp.	9,720	2,023,510
Humana, Inc.	5,375	2,205,201
LHC Group, Inc. (d)	5,890	1,256,455
Tenet Healthcare Corp. (d)	44,800	1,788,864
UnitedHealth Group, Inc.	11,896	4,171,689

		19,956,030

Internet & Direct Marketing Retail—0.3%
Chewy, Inc., Class A (d)	6,955	625,185

	Shares	Value

Life Sciences Tools & Services—7.4%
10X Genomics, Inc. (d)	7,245	$1,025,892
Avantor, Inc. (d)	199,855	5,625,918
Maravai LifeSciences Holdings, Inc., Class A (d)	104,852	2,941,099
PRA Health Sciences, Inc. (d)	11,560	1,450,086
Syneos Health, Inc. (d)	19,900	1,355,787
Thermo Fisher Scientific, Inc.	1,345	626,474

		13,025,256

Pharmaceuticals—44.9%
AstraZeneca PLC ADR	175,660	8,781,243
Bristol-Myers Squibb Co.	141,220	8,759,877
Catalent, Inc. (d)	40,715	4,237,210
Daiichi Sankyo Co., Ltd.	85,800	2,940,381
Eisai Co., Ltd.	7,300	522,046
Eli Lilly and Co.	37,970	6,410,855
Horizon Therapeutics PLC (d)	57,755	4,224,778
Johnson & Johnson	34,477	5,425,990
Merck & Co., Inc.	58,447	4,780,965
Novartis AG ADR	72,713	6,866,289
Ono Pharmaceutical Co., Ltd.	47,400	1,428,389
Pfizer, Inc.	141,409	5,205,265
Roche Holding AG ADR	205,065	8,990,050
Sanofi ADR	75,315	3,659,556
Zoetis, Inc.	38,455	6,364,302

		78,597,196

Total Common Stock (cost—$143,228,492)		170,566,339

	Units

Warrants—0.1%

Pharmaceuticals—0.1%
AIT Therapeutics, Inc., exercise price $4.25, expires 2/14/21 (b)(c)(d) (cost—$1,239)	123,899	98,748

	Shares

Rights—0.0%

Pharmaceuticals—0.0%
Elanco Animal Health, Inc., CVR (b)(c)(d) (cost—$957)	38,000	957

	Principal Amount (000s)

Repurchase Agreements—2.2%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $3,895,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $3,972,966 including accrued interest
(cost—$3,895,000)	$3,895	3,895,000

Total Investments (cost—$147,125,688) (a)—99.6%		174,561,044

Other assets less liabilities—0.4%		651,515

Net Assets—100.0%		$175,212,559

22	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

Notes to Schedule of Investments:

(a) Securities with an aggregate value of $4,890,816, representing 2.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(b) Fair-Valued—Securities with an aggregate value of $99,705, representing 0.1% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(c) Level 3 security. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(d) Non-income producing.

Glossary:

ADR—American Depositary Receipt

CVR—Contingent Value Rights. See Note 1.

AllianzGI Income & Growth

	Shares	Value

Common Stock—32.2%

Aerospace & Defense—0.2%
Boeing Co.	65,500	$14,020,930
Erickson, Inc. (f)(h)(n)	10,866	309,681

		14,330,611

Air Freight & Logistics—0.3%
FedEx Corp. (i)	67,300	17,472,426

Apparel & Textiles—0.0%
Quiksilver, Inc. (f)(h)(n)	2,328	32,010

Automobiles—1.2%
Ford Motor Co.	1,199,700	10,545,363
Tesla, Inc. (i)(n)	92,725	65,433,251

		75,978,614

Banks—0.4%
CCF Holdings LLC Class A (cost—$0; purchased 12/18/18) (f)(h)(l)(n)	31,304	3
CCF Holdings LLC Class B (cost—$0; purchased 12/12/18) (f)(h)(k)(l)(n)	42,857	4
JPMorgan Chase & Co.	180,000	22,872,600

		22,872,607

Biotechnology—0.4%
AbbVie, Inc.	244,942	26,245,535
BioMarin Pharmaceutical, Inc. (n)	3,926	344,271

		26,589,806

Capital Markets—0.3%
S&P Global, Inc.	49,625	16,313,226

Chemicals—0.2%
Chemours Co.	238,400	5,909,936
Dow, Inc.	59,533	3,304,081
DuPont de Nemours, Inc.	59,533	4,233,392

		13,447,409

Commercial Services—0.0%
Cenveo Corp. (f)(h)(k)(n)	19,074	576,798

Commercial Services & Supplies—0.1%
Stericycle, Inc. (n)	66,843	4,634,225

Construction & Engineering—0.0%
Fluor Corp.	155,625	2,485,331

Diversified Telecommunication Services—0.0%
Frontier Communications Corp. (n)	210,781	18,865

Electronic Equipment, Instruments & Components—0.1%
Belden, Inc.	125,172	5,244,707

Energy Equipment & Services—0.1%
Bristow Group, Inc. (n)	2,838	74,696
Schlumberger NV	172,400	3,763,492

		3,838,188

Entertainment—1.1%
Activision Blizzard, Inc. (i)	239,700	22,256,145
Netflix, Inc. (i)(n)	86,050	46,529,817

		68,785,962

Equity Real Estate Investment Trusts (REITs)—0.4%
Crown Castle International Corp.	148,671	23,666,936

Food & Staples Retailing—0.6%
Costco Wholesale Corp. (i)	104,200	39,260,476

	Shares	Value

Healthcare Equipment & Supplies—1.1%
Abbott Laboratories	140,950	$15,432,616
Align Technology, Inc. (n)	50,375	26,919,392
Intuitive Surgical, Inc. (n)	30,375	24,849,788

		67,201,796

Healthcare Providers & Services—0.8%
UnitedHealth Group, Inc.	143,800	50,427,784

Hotels, Restaurants & Leisure—0.8%
McDonald’s Corp.	78,500	16,844,530
Starbucks Corp.	297,147	31,788,786

		48,633,316

Household Durables—0.3%
DR Horton, Inc.	315,950	21,775,274

Independent Power Producers & Energy Traders—0.0%
Vistra Corp.	144,101	2,833,026

Industrial Conglomerates—0.4%
General Electric Co.	326,200	3,522,960
Honeywell International, Inc.	94,300	20,057,610

		23,580,570

Insurance—0.1%
Aon PLC, Class A	17,900	3,781,733

Interactive Media & Services—2.9%
Alphabet, Inc., Class A (n)	57,625	100,995,880
Facebook, Inc., Class A (n)	292,950	80,022,222

		181,018,102

Internet & Direct Marketing Retail—1.6%
Amazon.com, Inc. (n)	29,900	97,382,207

IT Services—2.8%
Accenture PLC, Class A	60,500	15,803,205
Mastercard, Inc., Class A	122,925	43,876,849
PayPal Holdings, Inc. (i)(n)	152,825	35,791,615
Shopify, Inc., Class A (i)(n)	8,970	10,153,592
Square, Inc., Class A (i)(n)	44,325	9,646,893
Twilio, Inc., Class A (i)(n)	35,650	12,067,525
Visa, Inc., Class A	205,100	44,861,523

		172,201,202

Life Sciences Tools & Services—0.7%
IQVIA Holdings, Inc. (n)	123,225	22,078,223
Thermo Fisher Scientific, Inc.	50,650	23,591,757

		45,669,980

Machinery—0.7%
Caterpillar, Inc. (i)	120,175	21,874,253
Deere & Co.	78,275	21,059,889

		42,934,142

Media—0.0%
LiveStyle, Inc. (a)(f)(h)(k)(n)(o)	202,319	20
Postmedia Network Canada Corp. (f)(h)(n)	1,018,823	1,630,117

		1,630,137

Metals & Mining—0.4%
ArcelorMittal S.A. (n)	180,611	4,135,992
Freeport-McMoRan, Inc.	694,100	18,060,482

		22,196,474

Multi-Line Retail—0.8%
Dollar General Corp.	134,100	28,201,230
Target Corp. (i)	125,475	22,150,102

		50,351,332

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	23

Schedule of Investments

December 31, 2020 (unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels—0.2%
Arch Resources, Inc.	1,858	$81,325
Chesapeake Energy Corp. (n)	6,253	9,505
Hercules Offshore, Inc. (f)(h)(n)	174,935	17
Kinder Morgan, Inc.	187,778	2,566,925
Oasis Petroleum, Inc. (n)	192,913	7,149,356
Occidental Petroleum Corp.	136,525	2,363,248
Riviera Resources, Inc. (f)(h)(n)	25,527	6,592
Southwestern Energy Co. (n)	508,010	1,513,870

		13,690,838

Pharmaceuticals—1.0%
Horizon Therapeutics PLC (n)	179,900	13,159,685
Merck & Co., Inc.	244,700	20,016,460
Teva Pharmaceutical Industries Ltd. ADR (n)	248,006	2,393,258
Zoetis, Inc.	171,500	28,383,250

		63,952,653

Road & Rail—0.2%
Union Pacific Corp.	50,300	10,473,466

Semiconductors—0.0%
GT Advanced Technologies, Inc. (f)(h)(n)	537	—	†

Semiconductors & Semiconductor Equipment—3.5%
Advanced Micro Devices, Inc. (i)(n)	313,275	28,730,450
Broadcom, Inc.	75,725	33,156,191
Enphase Energy, Inc. (i)(n)	109,350	19,187,645
Lam Research Corp. (i)	63,650	30,059,985
Marvell Technology Group Ltd. (i)	220,350	10,475,439
Micron Technology, Inc. (i)(n)	304,925	22,924,262
NVIDIA Corp. (i)	74,528	38,918,522
QUALCOMM, Inc. (i)	234,975	35,796,091

		219,248,585

Software—5.3%
Adobe, Inc. (i)(n)	103,075	51,549,869
Atlassian Corp. PLC, Class A (i)(n)	56,700	13,260,429
Crowdstrike Holdings, Inc., Class A (i)(n)	114,600	24,274,572
DocuSign, Inc. (i)(n)	64,050	14,238,315
Intuit, Inc.	83,000	31,527,550
Microsoft Corp.	443,675	98,682,193
Salesforce.com, Inc. (i)(n)	145,675	32,417,058
ServiceNow, Inc. (i)(n)	55,350	30,466,301
Workday, Inc., Class A (i)(n)	71,825	17,209,988
Zoom Video Communications, Inc., Class A (i)(n)	54,850	18,502,002

		332,128,277

Specialty Retail—0.7%
Home Depot, Inc.	176,900	46,988,178

Technology Hardware, Storage & Peripherals—1.8%
Apple, Inc.	829,075	110,009,962

Textiles, Apparel & Luxury Goods—0.7%
NIKE, Inc., Class B (i)	325,300	46,020,191

Total Common Stock (cost—$1,940,586,509)		2,009,677,422

	Principal Amount (000s)	Value

Corporate Bonds & Notes—30.4%

Advertising—0.1%
National CineMedia LLC (a)(c),
5.875%, 4/15/28	$8,220	$6,987,000

Aerospace & Defense—0.8%
Kratos Defense & Security Solutions, Inc. (a)(c),
6.50%, 11/30/25	5,910	6,167,942
TransDigm, Inc.,
5.50%, 11/15/27	15,130	15,928,864
6.50%, 7/15/24	1,425	1,452,923
6.50%, 5/15/25	13,145	13,531,134
Triumph Group, Inc. (a)(c),
6.25%, 9/15/24	7,135	7,090,406
8.875%, 6/1/24	7,895	8,679,566

		52,850,835

Airlines—0.5%
American Airlines, Inc. (a)(c),
11.75%, 7/15/25	12,200	14,087,950
Delta Air Lines, Inc.,
7.375%, 1/15/26	12,455	14,236,452

		28,324,402

Auto Components—1.0%
Adient U.S. LLC (a)(c),
7.00%, 5/15/26	12,770	13,911,000
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25	8,990	9,315,888
6.50%, 4/1/27	2,940	3,098,025
Clarios Global L.P. (a)(c),
8.50%, 5/15/27	12,895	14,030,525
Goodyear Tire & Rubber Co.,
5.00%, 5/31/26	12,670	12,976,487
Tenneco, Inc. (a)(c),
7.875%, 1/15/29	7,660	8,614,704

		61,946,629

Auto Manufacturers—1.3%
Allison Transmission, Inc. (a)(c),
3.75%, 1/30/31	4,600	4,715,000
Ford Motor Co.,
9.00%, 4/22/25	13,095	16,108,618
9.625%, 4/22/30	18,560	26,222,589
Ford Motor Credit Co. LLC,
4.00%, 11/13/30	5,810	6,118,976
5.125%, 6/16/25	4,465	4,860,376
Navistar International Corp. (a)(c),
6.625%, 11/1/25	11,295	11,847,325
Tesla, Inc. (a)(c),
5.30%, 8/15/25	9,850	10,280,937

		80,153,821

Building Materials—0.4%
Builders FirstSource, Inc. (a)(c),
5.00%, 3/1/30	10,190	11,081,625
Summit Materials LLC (a)(c),
5.25%, 1/15/29	12,470	13,109,088

		24,190,713

Chemicals—0.4%
Chemours Co.,
7.00%, 5/15/25	3,395	3,522,550
Kraton Polymers LLC (a)(c),
7.00%, 4/15/25	3,870	4,077,045
PQ Corp. (a)(c),
5.75%, 12/15/25	850	873,906
Trinseo Materials Operating SCA (a)(c),
5.375%, 9/1/25	4,535	4,639,872
Tronox Finance PLC (a)(c),
5.75%, 10/1/25	5,510	5,730,400

	Principal Amount (000s)	Value
Tronox, Inc. (a)(c),
6.50%, 4/15/26	$7,370	$7,683,225

		26,526,998

Commercial Services—1.1%
Avis Budget Car Rental LLC (a)(c),
5.75%, 7/15/27	14,925	15,102,234
Cenveo Corp. (a)(c)(e)(f)(h),
6.00%, 5/15/24	8,116	148,766
8.50%, 9/15/22 (l) (cost—$1,500,992; purchased 7/19/14-7/25/14)	1,520	30,400
Herc Holdings, Inc. (a)(c),
5.50%, 7/15/27	10,255	10,889,528
Hertz Corp. (a)(c)(e),
6.00%, 1/15/28	12,195	6,608,166
7.125%, 8/1/26	3,750	2,032,031
Laureate Education, Inc. (a)(c),
8.25%, 5/1/25	9,970	10,586,894
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	3,310,483
7.00%, 2/15/22	3,965	4,097,887
United Rentals North America, Inc.,
5.25%, 1/15/30	16,195	18,006,816

		70,813,205

Computers—0.2%
Dell International LLC (a)(c),
7.125%, 6/15/24	9,275	9,628,609
Monitronics International, Inc. (f)(h),
9.125%, 4/1/20	6,450	65

		9,628,674

Containers & Packaging—0.6%
Berry Global, Inc. (a)(c),
5.625%, 7/15/27	13,090	14,100,384
Owens-Brockway Glass Container, Inc. (a)(c),
6.625%, 5/13/27	13,260	14,378,813
Trivium Packaging Finance BV (a)(c),
8.50%, 8/15/27	10,445	11,455,815

		39,935,012

Distribution/Wholesale—0.2%
Performance Food Group, Inc. (a)(c),
5.50%, 10/15/27	11,570	12,227,523

Diversified Financial Services—1.3%
CCF Holdings LLC, PIK 10.75% (a)(c)(f)(h),
10.75%, 12/15/23	12,590	2,171,734
Community Choice Financial Issuer LLC (cost—$12,000,000; purchased 9/6/18) (a)(c)(f)(h)(l),
9.00%, 6/15/23	12,000	12,000,000
Nationstar Mortgage Holdings, Inc. (a)(c),
5.50%, 8/15/28	12,390	13,063,706
Navient Corp.,
5.00%, 3/15/27	11,555	11,672,052
6.75%, 6/15/26	14,905	16,274,397
OneMain Finance Corp.,
6.625%, 1/15/28	12,965	15,417,849
8.25%, 10/1/23	8,730	10,049,496

		80,649,234

Electric Utilities—0.2%
NRG Energy, Inc.,
5.75%, 1/15/28	8,895	9,734,465
Talen Energy Supply LLC,
6.50%, 6/1/25	3,365	2,752,991

		12,487,456

24	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

	Principal Amount (000s)	Value

Electrical Equipment—0.4%
Energizer Holdings, Inc. (a)(c),
7.75%, 1/15/27	$9,795	$10,893,264
WESCO Distribution, Inc. (a)(c),
7.25%, 6/15/28	11,985	13,647,260

		24,540,524

Engineering & Construction—0.3%
AECOM,
5.875%, 10/15/24	8,145	9,104,318
Tutor Perini Corp. (a)(c),
6.875%, 5/1/25	7,095	7,015,181

		16,119,499

Entertainment—1.7%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	13,610	1,769,300
10.50%, 4/15/25 (a)(c)	4,970	3,538,019
Caesars Entertainment, Inc. (a)(c),
6.25%, 7/1/25	5,585	5,955,034
8.125%, 7/1/27	15,400	17,068,243
Cedar Fair L.P.,
5.375%, 6/1/24	5,550	5,577,750
5.375%, 4/15/27	11,680	11,964,700
International Game Technology PLC (a)(c),
6.25%, 1/15/27	10,850	12,445,221
6.50%, 2/15/25	4,175	4,678,171
Lions Gate Capital Holdings LLC (a)(c),
6.375%, 2/1/24	12,370	12,717,783
Live Nation Entertainment, Inc. (a)(c),
5.625%, 3/15/26	4,145	4,254,842
Scientific Games International, Inc. (a)(c),
8.25%, 3/15/26	14,025	15,137,253
Stars Group Holdings BV (a)(c),
7.00%, 7/15/26	9,005	9,494,647

		104,600,963

Equity Real Estate Investment Trusts (REITs)—0.1%
Uniti Group L.P.,
7.125%, 12/15/24 (a)(c)	2,500	2,529,687
8.25%, 10/15/23	6,445	6,505,422

		9,035,109

Food & Beverage—1.1%
Albertsons Cos., Inc. (a)(c),
4.875%, 2/15/30	10,135	11,177,689
7.50%, 3/15/26	3,095	3,469,263
Kraft Heinz Foods Co.,
6.50%, 2/9/40	20,230	27,379,115
Post Holdings, Inc. (a)(c),
5.75%, 3/1/27	10,700	11,348,687
U.S. Foods, Inc. (a)(c),
6.25%, 4/15/25	11,255	12,043,807

		65,418,561

Food Service—0.2%
Aramark Services, Inc. (a)(c),
5.00%, 2/1/28	12,730	13,430,150

Hand/Machine Tools—0.1%
Colfax Corp. (a)(c),
6.375%, 2/15/26	6,655	7,114,628

Healthcare-Services—1.4%
Centene Corp.,
4.625%, 12/15/29	2,135	2,368,333
5.375%, 6/1/26 (a)(c)	6,975	7,367,344
Charles River Laboratories International, Inc. (a)(c),
5.50%, 4/1/26	3,745	3,929,535
Community Health Systems, Inc.,
6.875%, 2/1/22	2,500	2,495,313
Encompass Health Corp.,
4.75%, 2/1/30	6,595	7,076,039

	Principal Amount (000s)	Value
HCA, Inc.,
5.375%, 9/1/26	$3,015	$3,471,094
5.625%, 9/1/28	12,420	14,693,170
IQVIA, Inc. (a)(c),
5.00%, 5/15/27	4,485	4,776,480
Select Medical Corp. (a)(c),
6.25%, 8/15/26	12,600	13,588,596
Tenet Healthcare Corp.,
6.25%, 2/1/27 (a)(c)	18,810	19,964,840
7.00%, 8/1/25	8,640	8,946,936

		88,677,680

Home Builders—0.4%
Beazer Homes USA, Inc.,
5.875%, 10/15/27	1,885	1,987,497
KB Home,
4.80%, 11/15/29	2,675	2,940,828
Picasso Finance Sub, Inc. (a)(c),
6.125%, 6/15/25	12,720	13,628,844
Taylor Morrison Communities, Inc. (a)(c),
5.75%, 1/15/28	7,925	8,999,828

		27,556,997

Household Products/Wares— 0.2%
Prestige Brands, Inc. (a)(c),
5.125%, 1/15/28	5,645	6,029,566
Spectrum Brands, Inc.,
5.75%, 7/15/25	3,720	3,845,922

		9,875,488

Internet—0.8%
Go Daddy Operating Co. LLC (a)(c),
5.25%, 12/1/27	8,700	9,173,063
Match Group Holdings II LLC (a)(c),
5.00%, 12/15/27	8,560	9,128,384
Netflix, Inc. (a)(c),
5.375%, 11/15/29	11,580	13,664,400
NortonLifeLock, Inc. (a)(c),
5.00%, 4/15/25	5,390	5,511,275
Uber Technologies, Inc. (a)(c),
7.50%, 9/15/27	6,265	6,899,331
8.00%, 11/1/26	6,925	7,552,578

		51,929,031

Iron/Steel—0.4%
Cleveland-Cliffs, Inc.,
5.875%, 6/1/27	15,200	15,517,224
United States Steel Corp.,
6.875%, 8/15/25	8,595	8,224,341

		23,741,565

Leisure—0.3%
NCL Corp., Ltd. (a)(c),
5.875%, 3/15/26	11,660	12,308,587
Royal Caribbean Cruises Ltd. (a)(c),
11.50%, 6/1/25	7,375	8,630,963

		20,939,550

Lodging—1.0%
Boyd Gaming Corp. (a)(c),
8.625%, 6/1/25	13,830	15,398,875
Hilton Domestic Operating Co., Inc. (a)(c),
4.00%, 5/1/31	7,055	7,457,029
MGM Resorts International,
4.75%, 10/15/28	13,640	14,645,882
6.75%, 5/1/25	620	672,065
Wyndham Hotels & Resorts, Inc. (a)(c),
5.375%, 4/15/26	12,110	12,556,556

	Principal Amount (000s)	Value
Wynn Las Vegas LLC (a)(c),
5.50%, 3/1/25	$13,340	$13,962,578

		64,692,985

Machinery-Construction & Mining—0.2%
Terex Corp. (a)(c),
5.625%, 2/1/25	10,835	11,181,720

Media—2.6%
CCO Holdings LLC (a)(c),
4.50%, 5/1/32	16,060	17,167,658
5.125%, 5/1/27	5,120	5,440,128
5.375%, 6/1/29	14,780	16,219,424
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	10,204	10,358,131
CSC Holdings LLC (a)(c),
5.75%, 1/15/30	5,680	6,233,828
7.50%, 4/1/28	9,860	11,102,015
Diamond Sports Group LLC (a)(c),
6.625%, 8/15/27	13,005	7,884,281
DISH DBS Corp.,
6.75%, 6/1/21	9,250	9,446,193
7.375%, 7/1/28	11,635	12,405,819
Gray Television, Inc. (a)(c),
4.75%, 10/15/30	8,635	8,780,716
5.875%, 7/15/26	8,930	9,359,756
LiveStyle, Inc. (cost—$7,083,190; purchased 1/31/14-10/7/15) (a)(c)(e)(f)(h)(l)(o),
9.625%, 2/1/19	7,628	8
Meredith Corp.,
6.875%, 2/1/26	12,250	12,066,250
Nexstar Broadcasting, Inc. (a)(c),
5.625%, 7/15/27	13,405	14,381,085
Scripps Escrow II, Inc. (a)(c),
3.875%, 1/15/29	1,600	1,670,992
5.375%, 1/15/31	6,070	6,394,624
Sirius XM Radio, Inc. (a)(c),
5.00%, 8/1/27	5,385	5,729,505
Virgin Media Secured Finance PLC (a)(c),
5.50%, 5/15/29	8,945	9,708,366

		164,348,779

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	12,890	13,373,375

Mining—0.8%
Alcoa Nederland Holding BV (a)(c),
6.75%, 9/30/24	8,475	8,843,027
Constellium SE (a)(c),
6.625%, 3/1/25	9,605	9,827,116
Freeport-McMoRan, Inc.,
5.25%, 9/1/29	10,690	11,910,691
Hudbay Minerals, Inc. (a)(c),
7.625%, 1/15/25	4,965	5,166,703
Joseph T. Ryerson & Son, Inc. (a)(c),
8.50%, 8/1/28	11,532	13,081,612

		48,829,149

Miscellaneous Manufacturing—0.2%
Koppers, Inc. (a)(c),
6.00%, 2/15/25	10,200	10,525,125

Oil, Gas & Consumable Fuels—2.7%
Callon Petroleum Co.,
6.125%, 10/1/24	6,110	3,528,525
6.25%, 4/15/23	9,725	6,199,687
Chesapeake Energy Corp. (e),
8.00%, 1/15/25	7,730	386,500
8.00%, 3/15/26	6,301	315,050

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	25

Schedule of Investments

December 31, 2020 (unaudited)

	Principal Amount (000s)	Value
CNX Resources Corp. (a)(c),
7.25%, 3/14/27	$11,270	$12,073,213
Cobalt International Energy, Inc. (e),
7.75%, 12/1/23	9,216	179,528
Continental Resources, Inc.,
4.375%, 1/15/28	9,055	9,252,308
5.75%, 1/15/31 (a)(c)	5,545	6,165,236
EQT Corp.,
8.75%, 2/1/30	8,505	10,407,994
Mesquite Energy, Inc. (e),
6.125%, 1/15/23	6,240	62,400
Nabors Industries, Inc.,
5.75%, 2/1/25	1,910	999,446
9.00%, 2/1/25 (a)(c)	2,850	2,721,750
Noble Holding International Ltd. (e),
7.75%, 1/15/24	6,955	149,532
Occidental Petroleum Corp.,
3.50%, 6/15/25	6,275	6,069,243
5.55%, 3/15/26	14,595	15,257,029
6.625%, 9/1/30	11,355	12,345,724
PBF Holding Co. LLC,
6.00%, 2/15/28	10,735	6,152,497
PDC Energy, Inc.,
5.75%, 5/15/26	12,435	12,862,453
Range Resources Corp.,
4.875%, 5/15/25	8,965	8,485,059
Sable Permian Resources Land LLC (cost—$5,000,000; purchased 7/16/14) (a)(c)(e)(l),
7.375%, 11/1/21	5,000	50,000
SM Energy Co.,
6.625%, 1/15/27	11,360	9,116,400
Sunoco L.P.,
5.50%, 2/15/26	4,605	4,736,519
5.875%, 3/15/28	6,830	7,400,715
Talos Production LLC,
11.00%, 4/3/22	1,168	1,214,299
Transocean, Inc. (a)(c),
7.50%, 1/15/26	12,010	5,584,650
8.00%, 2/1/27	2,745	1,331,325
USA Compression Partners L.P.,
6.875%, 9/1/27	11,045	11,810,087
Valaris PLC (e),
5.20%, 3/15/25	1,295	61,513
7.75%, 2/1/26	6,640	286,549
Weatherford International Ltd. (a)(c),
11.00%, 12/1/24	605	473,412
WPX Energy, Inc.,
5.75%, 6/1/26	9,310	9,801,102

		165,479,745

Paper & Forest Products—0.2%
Mercer International, Inc.,
7.375%, 1/15/25	10,750	11,207,036

Personal Products—0.1%
Edgewell Personal Care Co. (a)(c),
5.50%, 6/1/28	6,105	6,569,499

Pharmaceuticals—0.9%
AdaptHealth LLC (a)(c)(d),
4.625%, 8/1/29	10,005	10,292,644
Bausch Health Americas, Inc. (a)(c),
8.50%, 1/31/27	12,710	14,153,665
Bausch Health Cos., Inc. (a)(c),
7.25%, 5/30/29	15,120	17,022,020
Horizon Therapeutics USA, Inc. (a)(c),
5.50%, 8/1/27	9,515	10,233,478
Mallinckrodt International Finance S.A. (a)(c)(e),
5.75%, 8/1/22	6,055	2,119,250

		53,821,057

Pipelines—1.2%
Cheniere Energy Partners L.P.,
5.625%, 10/1/26	9,510	9,930,342

	Principal Amount (000s)	Value
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	$12,705	$12,959,100
DCP Midstream Operating L.P.,
5.125%, 5/15/29	7,470	8,297,751
EQM Midstream Partners L.P. (a)(c),
6.50%, 7/1/27	8,470	9,549,501
NGL Energy Partners L.P.,
7.50%, 4/15/26	10,875	6,762,891
NuStar Logistics L.P.,
6.375%, 10/1/30	8,635	9,797,918
Targa Resources Partners L.P.,
6.50%, 7/15/27	7,170	7,797,375
6.875%, 1/15/29	10,670	12,037,094

		77,131,972

Real Estate—0.4%
Iron Mountain, Inc. (a)(c),
4.875%, 9/15/27	10,625	11,133,990
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	12,503	12,706,174

		23,840,164

Retail—0.6%
99 Escrow Issuer, Inc. (a)(c),
7.50%, 1/15/26	1,760	1,753,400
Asbury Automotive Group Inc,
4.75%, 3/1/30	6,155	6,608,931
L Brands, Inc. (a)(c),
6.625%, 10/1/30	15,705	17,501,259
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21	6,810	4,120,050
Party City Holdings, Inc. (a)(c),
6.625%, 8/1/26	9,505	7,152,513
Yum! Brands, Inc. (a)(c),
4.75%, 1/15/30	715	785,070

		37,921,223

Semiconductors—0.2%
Amkor Technology, Inc. (a)(c),
6.625%, 9/15/27	9,410	10,221,613

Software—0.4%
Rackspace Technology Global, Inc. (a)(c),
5.375%, 12/1/28	13,500	14,169,262
SS&C Technologies, Inc. (a)(c),
5.50%, 9/30/27	12,455	13,317,758

		27,487,020

Telecommunications—2.8%
Avaya, Inc. (a)(c),
6.125%, 9/15/28	15,335	16,410,520
CenturyLink, Inc. (a)(c),
4.50%, 1/15/29	15,690	15,993,994
5.125%, 12/15/26	15,205	16,077,995
Cincinnati Bell, Inc. (a)(c),
7.00%, 7/15/24	7,265	7,578,231
CommScope Technologies LLC (a)(c),
5.00%, 3/15/27	4,460	4,423,763
6.00%, 6/15/25	14,323	14,664,604
Frontier Communications Corp. (e),
10.50%, 9/15/22	9,315	4,876,542
GTT Communications, Inc. (a)(c),
7.875%, 12/31/24	10,045	4,055,669
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	13,080	14,846,192
7.625%, 6/15/21	5,480	5,623,850
Intelsat Connect Finance S.A. (a)(c)(e),
9.50%, 2/15/23	3,195	872,634
Intelsat Jackson Holdings S.A. (e),
5.50%, 8/1/23	10,370	7,051,600
9.75%, 7/15/25 (a)(c)	6,940	5,007,904
LogMeIn, Inc. (a)(c),
5.50%, 9/1/27	14,320	15,018,100

	Principal Amount (000s)	Value
Sprint Communications, Inc.,
11.50%, 11/15/21	$7,890	$8,575,444
Sprint Corp.,
7.125%, 6/15/24	6,860	8,030,659
7.625%, 3/1/26	8,595	10,681,092
T-Mobile USA, Inc.,
6.50%, 1/15/26	14,240	14,756,200
Windstream Services LLC (cost—$6,508,218; purchased 12/4/13-11/15/18) (a)(c)(e)(l),
6.375%, 8/1/23	7,464	83,970

		174,628,963

Toys/Games/Hobbies—0.1%
Mattel, Inc. (a)(c),
5.875%, 12/15/27	7,215	8,031,197

Transportation—0.3%
Fortress Transportation and Infrastructure Investors LLC (a)(c),
9.75%, 8/1/27	12,065	13,852,128
XPO Logistics, Inc. (a)(c),
6.125%, 9/1/23	2,705	2,757,410

		16,609,538

Total Corporate Bonds & Notes (cost—$1,974,372,396)		1,895,601,407

Convertible Bonds & Notes—24.9%

Airlines—0.4%
Southwest Airlines Co.,
1.25%, 5/1/25	15,555	22,671,413

Apparel & Textiles—0.0%
Iconix Brand Group, Inc.,
5.75%, 8/15/23	4,185	2,197,125

Auto Components—0.1%
Meritor, Inc.,
3.25%, 10/15/37	6,235	7,171,913

Auto Manufacturers—1.8%
Tesla, Inc.,
1.25%, 3/1/21	7,550	73,985,281
2.00%, 5/15/24	3,470	39,460,493

		113,445,774

Banks— 0.3%
BofA Finance LLC,
0.125%, 9/1/22	9,735	11,370,480
JPMorgan Chase Bank N.A. (a)(c),
0.125%, 1/1/23	7,480	8,672,125

		20,042,605

Biotechnology—1.1%
Apellis Pharmaceuticals Inc (a)(c),
3.50%, 9/15/26	3,850	6,488,136
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	4,085	4,393,774
1.25%, 5/15/27 (a)(c)	8,115	8,520,750
Exact Sciences Corp.,
0.375%, 3/15/27	18,415	25,575,580
0.375%, 3/1/28	4,675	6,105,513
Guardant Health, Inc. (a)(c),
zero coupon, 11/15/27	10,885	12,790,155
Illumina, Inc.,
zero coupon, 8/15/23	2,720	3,092,927

		66,966,835

Commercial Services—1.3%
Chegg, Inc.,
zero coupon, 9/1/26 (a)(c)	19,015	21,357,979
0.125%, 3/15/25	5,900	10,717,109

26	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

	Principal Amount (000s)	Value
Shift4 Payments, Inc. (a)(c),
zero coupon, 12/15/25	$8,675	$10,629,345
Square, Inc. (a)(c),
0.125%, 3/1/25	8,460	15,963,511
0.25%, 11/1/27	19,550	21,761,962

		80,429,906

Computers—0.8%
Lumentum Holdings, Inc.,
0.50%, 12/15/26	16,740	20,496,456
Western Digital Corp.,
1.50%, 2/1/24	9,135	9,125,370
Zscaler, Inc. (a)(c),
0.125%, 7/1/25	12,485	18,621,600

		48,243,426

Diversified Financial Services—0.2%
LendingTree, Inc. (a)(c),
0.50%, 7/15/25	11,630	11,340,747

Electronics—0.2%
Fortive Corp.,
0.875%, 2/15/22	3,885	4,015,862
II-VI, Inc.,
0.25%, 9/1/22	5,895	9,857,767

		13,873,629

Entertainment—0.3%
Cinemark Holdings, Inc. (a)(c),
4.50%, 8/15/25	935	1,369,293
Live Nation Entertainment, Inc.,
2.00%, 2/15/25 (a)(c)	3,360	3,589,276
2.50%, 3/15/23	9,000	11,662,202

		16,620,771

Healthcare-Products—0.6%
Insulet Corp.,
0.375%, 9/1/26	20,855	27,596,365
NuVasive, Inc.,
0.375%, 3/15/25 (a)(c)	4,545	4,419,417
2.25%, 3/15/21	4,355	4,430,919
Omnicell, Inc. (a)(c),
0.25%, 9/15/25	615	840,986

		37,287,687

Healthcare-Services—0.7%
Anthem, Inc.,
2.75%, 10/15/42	3,790	16,997,789
Teladoc Health, Inc. (a)(c),
1.25%, 6/1/27	23,175	27,872,685

		44,870,474

Internet—4.8%
Booking Holdings, Inc. (a)(c),
0.75%, 5/1/25	6,255	9,118,586
Etsy, Inc. (a)(c),
0.125%, 9/1/27	21,510	26,716,661
Match Group Financeco 2, Inc. (a)(c),
0.875%, 6/15/26	9,480	17,354,088
Match Group Financeco 3, Inc. (a)(c),
2.00%, 1/15/30	6,310	12,236,139
Momo, Inc.,
1.25%, 7/1/25	3,135	2,600,091
Okta, Inc.,
0.125%, 9/1/25	10,260	15,319,462
0.375%, 6/15/26 (a)(c)	8,205	10,557,987

	Principal Amount (000s)	Value
Palo Alto Networks, Inc.,
0.375%, 6/1/25 (a)(c)	$18,355	$24,262,195
0.75%, 7/1/23	6,465	9,134,430
Pinduoduo, Inc.,
zero coupon, 12/1/25	10,820	13,398,254
Proofpoint, Inc.,
0.25%, 8/15/24	14,170	15,936,164
Shopify, Inc.,
0.125%, 11/1/25	8,815	10,423,737
Snap, Inc.,
0.75%, 8/1/26	15,950	36,174,192
Twitter, Inc.,
0.25%, 6/15/24	10,280	12,449,017
Uber Technologies, Inc. (a)(c),
zero coupon, 12/15/25	4,310	4,430,847
Wayfair, Inc. (a)(c),
0.625%, 10/1/25	25,280	23,981,434
Wix.com Ltd. (a)(c),
zero coupon, 8/15/25	340	340,562
Zendesk, Inc. (a)(c),
0.625%, 6/15/25	13,560	20,013,247
Zillow Group, Inc.,
1.50%, 7/1/23	11,225	19,112,519
2.75%, 5/15/25	7,660	15,961,684

		299,521,296

Investment Companies—0.1%
Prospect Capital Corp.,
6.375%, 3/1/25	5,000	5,158,303

Leisure—0.9%
NCL Corp., Ltd. (a)(c),
5.375%, 8/1/25	5,035	8,545,243
6.00%, 5/15/24	8,765	18,430,118
Royal Caribbean Cruises Ltd. (a)(c),
2.875%, 11/15/23	6,505	7,806,000
4.25%, 6/15/23	16,125	21,514,681

		56,296,042

Media—1.4%
DISH Network Corp., zero coupon,
12/15/25 (a)(c)	3,515	3,549,199
2.375%, 3/15/24	14,960	13,997,771
3.375%, 8/15/26	17,910	17,117,154
Liberty Broadband Corp. (a)(c),
2.75%, 9/30/50	7,315	7,843,597
Liberty Media Corp., 1.00%, 1/30/23	7,170	9,167,710
1.375%, 10/15/23	12,475	15,830,760
2.25%, 9/30/46	2,580	1,225,429
2.75%, 12/1/49 (a)(c)	13,410	13,899,465
World Wrestling Entertainment, Inc.,
3.375%, 12/15/23	2,520	5,125,898

		87,756,983

Oil, Gas & Consumable Fuels—0.5%
Bristow Group, Inc. (f)(h),
4.50%, 6/1/23	1,625	—	†
Chesapeake Energy Corp. (e),
5.50%, 9/15/26	17,205	860,250
Ensco Jersey Finance Ltd. (e),
3.00%, 1/31/24	9,245	878,242
EQT Corp. (a)(c),
1.75%, 5/1/26	6,435	7,604,572
Oil States International, Inc.,
1.50%, 2/15/23	2,450	1,899,510

	Principal Amount (000s)	Value
Pioneer Natural Resources Co. (a)(c),
0.25%, 5/15/25	$11,705	$15,610,825
Transocean, Inc.,
0.50%, 1/30/23	9,755	4,982,969

		31,836,368

Pharmaceuticals—1.0%
Clovis Oncology, Inc.,
1.25%, 5/1/25	4,440	3,146,184
DexCom, Inc.,
0.25%, 11/15/25 (a)(c)	21,135	21,359,031
0.75%, 12/1/23	2,450	5,576,488
Jazz Investments I Ltd. (a)(c),
2.00%, 6/15/26	8,045	10,509,623
Neurocrine Biosciences, Inc.,
2.25%, 5/15/24	7,430	10,326,014
Sarepta Therapeutics, Inc.,
1.50%, 11/15/24	3,740	9,179,052
Tilray, Inc.,
5.00%, 10/1/23	2,975	2,528,750

		62,625,142

Pipelines—0.2%
Cheniere Energy, Inc.,
4.25%, 3/15/45	18,715	14,808,631

Real Estate—0.0%
Redfin Corp. (a)(c),
zero coupon, 10/15/25	1,945	2,334,287

Retail—0.6%
Burlington Stores, Inc. (a)(c),
2.25%, 4/15/25	9,485	13,186,638
Dick’s Sporting Goods, Inc. (a)(c),
3.25%, 4/15/25	6,000	10,713,750
RH,
zero coupon, 6/15/23	6,440	15,108,364

		39,008,752

Semiconductors—1.8%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	330	3,779,026
Cree, Inc.,
0.875%, 9/1/23	9,300	16,918,438
Inphi Corp. (a)(c),
0.75%, 4/15/25	11,485	16,171,191
Microchip Technology, Inc.,
0.125%, 11/15/24	42,743	47,320,413
ON Semiconductor Corp.,
1.625%, 10/15/23	12,460	20,907,683
Synaptics, Inc.,
0.50%, 6/15/22	6,100	8,426,431

		113,523,182

Software—5.2%
Akamai Technologies, Inc.,
0.125%, 5/1/25	19,110	23,746,979
Alteryx, Inc.,
0.50%, 8/1/24	5,940	6,174,513
1.00%, 8/1/26	9,285	9,846,123
Bill.com Holdings, Inc. (a)(c),
zero coupon, 12/1/25	10,650	12,220,069
Cloudflare, Inc. (a)(c),
0.75%, 5/15/25	4,495	9,613,989
Coupa Software, Inc. (a)(c),
0.375%, 6/15/26	24,525	33,103,031
Datadog, Inc. (a)(c),
0.125%, 6/15/25	11,750	15,445,097
DocuSign, Inc.,
0.50%, 9/15/23	4,490	14,015,128

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	27

Schedule of Investments

December 31, 2020 (unaudited)

	Principal Amount (000s)	Value
Everbridge, Inc.,
0.125%, 12/15/24	$7,805	$11,626,450
Evolent Health, Inc.,
1.50%, 10/15/25	3,470	3,010,100
Five9, Inc. (a)(c),
0.50%, 6/1/25	11,390	16,602,666
HubSpot, Inc. (a)(c),
0.375%, 6/1/25	9,180	14,212,520
j2 Global, Inc. (a)(c),
1.75%, 11/1/26	13,085	13,625,923
MongoDB, Inc. (a)(c),
0.25%, 1/15/26	13,895	25,048,764
New Relic, Inc.,
0.50%, 5/1/23	9,355	9,188,820
Nutanix, Inc.,
zero coupon, 1/15/23	11,110	11,240,949
Pegasystems, Inc. (a)(c),
0.75%, 3/1/25	7,835	9,275,388
RingCentral, Inc. (a)(c),
zero coupon, 3/1/25	23,825	30,509,987
Sea Ltd. (a)(c),
2.375%, 12/1/25	1,195	2,760,885
Splunk, Inc.,
0.50%, 9/15/23	5,370	7,032,752
Splunk, Inc. (a)(c),
1.125%, 6/15/27	18,260	19,069,887
Workday, Inc.,
0.25%, 10/1/22	9,770	16,374,059
Zynga, Inc.,
zero coupon, 12/15/26 (a)(c)	2,000	2,109,525
0.25%, 6/1/24	6,660	8,915,692

		324,769,296

Telecommunications—0.5%
Infinera Corp.,
2.125%, 9/1/24	7,705	9,571,846
Viavi Solutions, Inc.,
1.00%, 3/1/24	2,685	3,449,856
1.75%, 6/1/23	7,478	9,289,373
Vonage Holdings Corp.,
1.75%, 6/1/24	5,275	5,749,906

		28,060,981

Transportation—0.1%
Greenbrier Cos., Inc.,
2.875%, 2/1/24	4,515	4,584,851
Teekay Corp.,
5.00%, 1/15/23	1,625	1,417,161

		6,002,012

Total Convertible Bonds & Notes (cost—$1,289,325,069)		1,556,863,580

	Shares

Convertible Preferred Stock—6.7%

Auto Components—0.4%
Aptiv PLC, Ser. A,
5.50%, 6/15/23	148,355	22,891,176

Banks—0.9%
Bank of America Corp., Ser. L (g),
7.25%	11,840	17,979,987
Wells Fargo & Co., Ser. L (g),
7.50%	23,655	35,905,925

		53,885,912

	Shares	Value

Chemicals—0.2%
International Flavors & Fragrances, Inc.,
6.00%, 9/15/21	289,890	$11,839,108

Diversified Financial Services—0.4%
2020 Mandatory Exchangeable Trust (a)(c),
6.50%, 5/16/23	7,150	14,760,174
AMG Capital Trust II,
5.15%, 10/15/37	112,490	5,622,388
KKR & Co., Inc., Ser. C,
6.00%, 9/15/23	87,295	5,262,143

		25,644,705

Electric Utilities—1.1%
NextEra Energy, Inc.,
5.279%, 3/1/23	315,590	16,044,595
6.219%, 9/1/23	482,970	24,810,169
PG&E Corp.,
5.50%, 8/16/23	102,465	12,586,801
Sempra Energy, Ser. A,
6.00%, 1/15/21	133,900	13,357,864
Southern Co., Ser. 2019,
6.75%, 8/1/22	84,000	4,359,600

		71,159,029

Electronics—0.5%
Fortive Corp., Ser. A,
5.00%, 7/1/21	19,890	19,961,007
II-VI, Inc., Ser. A,
6.00%, 7/1/23	25,440	8,156,319

		28,117,326

Environmental Services—0.2%
GFL Environmental Inc.,
6.00%, 3/15/23	208,040	14,658,498

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc.,
5.25%, 11/15/22	49,070	5,487,989

Healthcare-Products—1.3%
Avantor, Inc., Ser. A,
6.25%, 5/15/22	249,330	22,167,931
Boston Scientific Corp., Ser. A,
5.50%, 6/1/23	139,025	15,232,969
Danaher Corp., Ser. B,
5.00%, 4/15/23	34,260	44,575,686

		81,976,586

Insurance—0.2%
Assurant, Inc., Ser. D,
6.50%, 3/15/21	88,565	11,500,165

Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd., Ser. A,
6.00%, 5/1/21	53,040	481,603

Pharmaceuticals—0.3%
Becton Dickinson and Co., Ser. B,
6.00%, 6/1/23	191,780	10,572,831
Elanco Animal Health, Inc.,
5.00%, 2/1/23	197,870	9,663,971

		20,236,802

Semiconductors—0.7%
Broadcom, Inc., Ser. A,
8.00%, 9/30/22	31,420	44,694,007

	Shares	Value

Telecommunications—0.4%
2020 Cash Mandatory Exchangeable Trust (a)(c),
5.25%, 6/1/23	20,265	$24,341,710

Total Convertible Preferred Stock (cost—$358,810,382)		416,914,616

	Principal Amount (000s)

Senior Loans (a)(b)—0.5%

Entertainment—0.2%
Music Technology Holdings LLC, 3 mo. PIK + 8.000%, 8.000%, 12/16/22,
Fixed PIK Term Loan	$11,217	11,217,267

Healthcare-Products—0.2%
Avantor Funding, Inc., 1 mo. LIBOR + 2.500%, 11/8/27, 2020 Incremental
Term Loan B4 (d)	9,690	9,720,330

Software—0.1%
Camelot U.S. Acquisition 1 Co., 1 mo. LIBOR + 3.000%, 10/30/26,
Term Loan B (d)	9,720	9,690,645

Total Senior Loans (cost—$30,575,123)		30,628,242

	Shares

Preferred Stock (a)(f)(h)(n)(o)—0.3%

Media—0.3%
LiveStyle, Inc., Ser. A	7,960	1,190,020
LiveStyle, Inc., Ser. B (k)	8,000	80
LiveStyle, Inc., Ser. B (k)	171,344	15,888,729

Total Preferred Stock (cost—$25,578,848)		17,078,829

Mutual Fund—0.2%
AllianzGI High Yield Bond (j)(m) (cost—$10,471,649)	1,241,591	10,466,614

	Units

Warrants (n)—0.0%

Advertising—0.0%
Affinion Group Holdings, Inc., exercise price $67.12, expires 4/1/24 (cost—$1,422,155; purchased 4/1/19) (f)(h)(l)	7,203	68,934
Mood Media LLC, Ser. A, exercise price $1.30, expires 7/31/25 (f)(h)	1,360,280	375,437
Mood Media LLC, Ser. B, exercise price $1.70, expires 7/31/25 (f)(h)	1,360,280	327,827
Mood Media LLC, Ser. C, exercise price $2.00, expires 7/31/25 (f)(h)	1,360,280	299,262

		1,071,460

Iron/Steel—0.0%
Arch Resources, Inc., exercise price $54.65, expires 10/5/23 (f)(h)	4,002	38,791

28	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

	Units	Value

Media—0.0%
LiveStyle, Inc., Ser. C, expires 11/30/21 (f)(h)(o)	43,500	$4

Oil, Gas & Consumable Fuels—0.0%
Occidental Petroleum Corp., exercise price $22.00, expires 8/3/27	28,712	195,529

Total Warrants (cost—$3,510,385)		1,305,784

	Principal Amount (000s)

Repurchase Agreements—5.0%

State Street Bank and Trust Co.,
dated 12/31/20, 0.00%, due 1/4/21, proceeds $314,951,000; collateralized by U.S. Treasury Notes, 0.125%—2.625%, due 6/30/23—7/15/23, valued at $321,250,071 including accrued interest

(cost—$314,951,000)	$314,951	314,951,000

Total Investments, before options written (cost—$5,948,181,361)—100.2%		6,253,487,494

Total Options Written—(0.0)% (premiums received—$1,392,580) (n)(p)(q)		(950,795)

Total Investments, net of options written (cost—5,946,788,781)—100.2%		6,252,536,699

Other liabilities in excess of other assets—(0.2)%		(10,116,868)

Net Assets—100.0%		$6,242,419,831

Notes to Schedule of Investments:

† Actual amount rounds to less than $1.

(a) Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities include Rule 144A securities. Securities with an aggregate value of $1,937,154,555, representing 31.0% of net assets.

(b) These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2020.

(c) 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,889,447,464, representing 30.3% of net assets.

(d) When-issued or delayed-delivery. To be settled/delivered after December 31, 2020.

(e) In default.

(f) Fair-Valued—Securities with an aggregate value of $35,095,299, representing 0.6% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(g) Perpetual maturity. The date shown, if any, is the next call date.

(h) Level 3 security. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(i) All or partial amount segregated for the benefit of the counterparty as collateral for options written.

(j) Affiliated fund. Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

(k) Affiliated security.

(l) Restricted. The aggregate cost of such securities is $33,514,555. The aggregate value is $12,233,319, representing 0.2% of net assets.

(m) Institutional Class share.

(n) Non-income producing.

(o) A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.3% of net assets.

(p) Exchange traded-Chicago Board Options Exchange.

(q) Exchange traded option contracts outstanding at December 31, 2020:

Options written contracts outstanding at December 31, 2020:
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)

Call options:
Activision Blizzard, Inc.	100.00 USD	1/15/21	(1,195)	$(119,500)	$(42,423)	$(35,366)	$(7,057)
Adobe, Inc.	550.00 USD	1/15/21	(420)	(42,000)	(19,950)	(98,142)	78,192
Advanced Micro Devices, Inc.	110.00 USD	1/15/21	(1,550)	(155,000)	(27,125)	(79,236)	52,111
Atlassian Corp. PLC	265.00 USD	1/15/21	(145)	(14,500)	(5,075)	(12,300)	7,225
Caterpillar, Inc.	195.00 USD	1/15/21	(600)	(60,000)	(32,700)	(39,224)	6,524
Costco Wholesale Corp.	390.00 USD	1/15/21	(415)	(41,500)	(62,043)	(35,872)	(26,171)
Crowdstrike Holdings, Inc.	250.00 USD	1/15/21	(460)	(46,000)	(35,650)	(104,285)	68,635
Docusign, Inc.	310.00 USD	1/15/21	(197)	(19,700)	(3,447)	(72,526)	69,079
Enphase Energy, Inc.	220.00 USD	1/15/21	(330)	(33,000)	(48,015)	(31,660)	(16,355)
Fedex Corp.	310.00 USD	1/15/21	(340)	(34,000)	(6,460)	(30,586)	24,126
Lam Research Corp.	540.00 USD	1/15/21	(160)	(16,000)	(10,080)	(37,913)	27,833
Marvell Technology Group Ltd.	55.00 USD	1/15/21	(1,100)	(110,000)	(13,750)	(20,134)	6,384
Micron Technology, Inc.	85.00 USD	1/15/21	(1,525)	(152,500)	(115,138)	(51,790)	(63,348)
Netflix, Inc.	560.00 USD	1/15/21	(215)	(21,500)	(175,225)	(48,675)	(126,550)
Nike, Inc.	160.00 USD	1/15/21	(755)	(75,500)	(6,417)	(44,046)	37,629
Nvidia Corp.	590.00 USD	1/15/21	(375)	(37,500)	(41,625)	(145,937)	104,312

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	29

Schedule of Investments

December 31, 2020 (unaudited)

Options written contracts outstanding at December 31, 2020 (continued):
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)

Call options (continued):
Paypal Holdings, Inc.	280.00 USD	1/15/21	(340)	$(34,000)	$(4,760)	$(33,143)	$28,383
Qualcomm, Inc.	162.50 USD	1/15/21	(1,175)	(117,500)	(118,675)	(83,969)	(34,706)
Salesforce.com, Inc.	280.00 USD	1/15/21	(455)	(45,500)	(3,867)	(64,991)	61,124
Servicenow, Inc.	600.00 USD	1/15/21	(70)	(7,000)	(11,550)	(15,349)	3,799
Shopify, Inc.	1,500.00 USD	1/15/21	(45)	(4,500)	(3,937)	(35,158)	31,221
Square, Inc.	300.00 USD	1/15/21	(110)	(11,000)	(1,540)	(14,432)	12,892
Target Corp.	187.50 USD	1/15/21	(625)	(62,500)	(54,375)	(50,575)	(3,800)
Tesla, Inc.	850.00 USD	1/15/21	(230)	(23,000)	(83,950)	(144,715)	60,765
Twilio, Inc.	420.00 USD	1/15/21	(90)	(9,000)	(4,905)	(14,553)	9,648
Workday, Inc.	270.00 USD	1/15/21	(180)	(18,000)	(7,650)	(24,096)	16,446
Zoom Video Communications, Inc.	450.00 USD	1/15/21	(135)	(13,500)	(10,463)	(23,907)	13,444

Total options written contracts					$(950,795)	$(1,392,580)	$441,785

Glossary:

ADR—American Depositary Receipt

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

30	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

AllianzGI International Value

	Shares	Value

Common Stock—99.1%

Australia—1.0%
Goodman Group REIT	21,658	$316,585
Macquarie Group Ltd.	11,206	1,196,122

		1,512,707

Canada—5.4%
Bank of Montreal	10,029	762,505
Canadian National Railway Co.	3,494	384,123
Cogeco Communications, Inc.	10,298	791,706
goeasy Ltd.	5,580	423,684
Royal Bank of Canada	9,298	762,994
TC Energy Corp.	14,989	610,352
TFI International, Inc.	74,096	3,814,526
Toronto-Dominion Bank	13,573	765,789

		8,315,679

China—18.0%
Alibaba Group Holding Ltd. (c)	101,100	2,940,443
Anhui Conch Cement Co., Ltd., Class H	94,500	592,238
ANTA Sports Products Ltd.	25,000	396,678
China Construction Bank Corp., Class H	984,100	742,286
China Lesso Group Holdings Ltd.	842,000	1,319,280
China Merchants Bank Co., Ltd., Class H	997,000	6,307,065
CIFI Holdings Group Co., Ltd.	2,856,000	2,420,197
ENN Energy Holdings Ltd.	100,700	1,478,246
Gree Electric Appliances, Inc. of Zhuhai, Class A	69,500	658,753
Longfor Group Holdings Ltd. (a)	470,000	2,749,252
NetEase, Inc.	83,900	1,602,647
Ping An Insurance Group Co. of China Ltd., Class H	193,500	2,354,820
Shenzhen Expressway Co., Ltd., Class H	684,000	644,394
Tencent Holdings Ltd.	48,800	3,511,344

		27,717,643

Denmark—0.2%
Coloplast A/S, Class B	1,965	300,505

Finland—3.7%
Kesko Oyj, Class B	182,803	4,691,932
Neste Oyj	5,063	367,593
Valmet Oyj	23,464	674,601

		5,734,126

France—7.3%
Air Liquide S.A.	2,998	491,513
BNP Paribas S.A. (c)	25,339	1,337,701
Capgemini SE	12,378	1,925,426
Euronext NV (a)	2,313	254,776
Kering S.A.	1,481	1,074,811
L’Oreal S.A.	2,930	1,117,947
Sanofi	23,128	2,241,636
Schneider Electric SE	19,267	2,784,610

		11,228,420

Germany—3.0%
Deutsche Boerse AG	2,153	366,596
Hannover Rueck SE	8,971	1,429,585
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,390	1,007,258

	Shares	Value
SAP SE	5,393	$698,494
Vonovia SE	15,458	1,128,961

		4,630,894

Hong Kong—3.8%
AIA Group Ltd.	54,200	660,488
Hong Kong Exchanges & Clearing Ltd.	29,300	1,607,155
SITC International Holdings Co., Ltd.	374,000	807,712
Techtronic Industries Co., Ltd.	199,500	2,851,537

		5,926,892

India—0.5%
HDFC Bank Ltd. ADR (c)	5,316	384,134
Reliance Industries Ltd. GDR (a)	8,011	436,763

		820,897

Israel—0.5%
Bank Hapoalim BM (c)	108,841	747,546

Italy—1.4%
Enel SpA	158,712	1,614,852
Italgas SpA	86,344	550,012

		2,164,864

Japan—9.2%
Astellas Pharma, Inc.	50,100	775,736
Capcom Co., Ltd.	5,900	382,631
ITOCHU Corp.	108,200	3,111,844
KDDI Corp.	45,300	1,343,156
Nintendo Co., Ltd.	600	385,165
Sony Corp.	38,300	3,859,414
Tokio Marine Holdings, Inc.	21,300	1,097,409
Tokyo Electron Ltd.	2,700	1,008,620
Toyota Motor Corp.	29,000	2,237,932

		14,201,907

Korea (Republic of)—4.5%
Samsung Electronics Co., Ltd.	92,223	6,886,796

Netherlands—0.7%
Wolters Kluwer NV	12,829	1,082,346

Russian Federation—3.1%
Lukoil PJSC ADR	70,782	4,838,658

Saudi Arabia—0.5%
Saudi Arabian Oil Co. (a)	76,135	710,517

Singapore—5.6%
Ascendas Real Estate Investment Trust REIT	251,400	567,525
DBS Group Holdings Ltd.	33,900	642,430
Keppel DC REIT	490,000	1,043,419
Mapletree Industrial Trust REIT	2,920,300	6,392,343

		8,645,717

Spain—1.7%
Iberdrola S.A.	177,240	2,546,990

Sweden—0.2%
Swedish Match AB	3,312	257,742

Switzerland—7.8%
Nestle S.A.	19,427	2,296,490
Roche Holding AG	5,602	1,951,168
Swiss Life Holding AG	3,298	1,538,420
Zurich Insurance Group AG	14,933	6,293,078

		12,079,156

	Shares	Value

Taiwan—4.6%
E.Sun Financial Holding Co., Ltd.	858,000	$780,934
Getac Technology Corp.	387,000	674,746
Micro-Star International Co., Ltd.	338,000	1,597,652
Taiwan Semiconductor Manufacturing Co., Ltd.	167,000	3,159,216
Uni-President Enterprises Corp.	201,000	483,440
Voltronic Power Technology Corp.	10,950	437,535

		7,133,523

United Kingdom—8.0%
3i Group PLC	53,843	851,631
BAE Systems PLC	434,958	2,900,637
GlaxoSmithKline PLC	67,533	1,235,716
IHS Markit Ltd.	13,198	1,185,576
London Stock Exchange Group PLC	2,437	300,815
Nomad Foods Ltd. (c)	21,337	542,387
RELX PLC	31,708	775,813
Rio Tinto PLC	45,286	3,408,817
Unilever PLC	18,183	1,101,000

		12,302,392

United States—8.4%
American Tower Corp. REIT	21,221	4,763,266
Broadcom, Inc.	14,271	6,248,557
Equinix, Inc. REIT	427	304,955
Gentex Corp.	40,127	1,361,509
Mastercard, Inc., Class A	855	305,184

		12,983,471

Total Common Stock (cost—$124,688,351)		152,769,388

	Principal Amount (000s)

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $1,803,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $1,839,100 including accrued interest
(cost—$1,803,000)	$1,803	1,803,000

Total Investments (cost—$126,491,351) (b)—100.3%		154,572,388

Liabilities in excess of other assets—(0.3)%		(424,441)

Net Assets—100.0%		$154,147,947

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	31

Schedule of Investments

December 31, 2020 (unaudited)

Notes to Schedule of Investments:

(a) 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,151,308, representing 2.7% of net assets.

(b) Securities with an aggregate value of $122,336,137, representing 79.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(c) Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:
Insurance	9.3%
Equity Real Estate Investment Trusts (REITs)	8.7%
Banks	8.6%
Semiconductors & Semiconductor Equipment	6.8%
Technology Hardware, Storage & Peripherals	5.9%
Oil, Gas & Consumable Fuels	4.5%
Real Estate Management & Development	4.1%
Pharmaceuticals	4.0%
Food & Staples Retailing	3.0%
Capital Markets	3.0%
Household Durables	2.9%
Road & Rail	2.7%
Electric Utilities	2.7%
Machinery	2.3%
Interactive Media & Services	2.3%
Metals & Mining	2.2%
Food Products	2.2%
Electrical Equipment	2.1%
Trading Companies & Distributors	2.0%
Professional Services	2.0%
Internet & Direct Marketing Retail	1.9%
Aerospace & Defense	1.9%
Entertainment	1.5%
Automobiles	1.4%
IT Services	1.4%
Personal Products	1.4%
Gas Utilities	1.3%
Textiles, Apparel & Luxury Goods	1.0%
Auto Components	0.9%
Wireless Telecommunication Services	0.9%
Building Products	0.9%
Marine	0.5%
Media	0.5%
Software	0.5%
Transportation Infrastructure	0.4%
Construction Materials	0.4%
Chemicals	0.3%
Consumer Finance	0.3%
Healthcare Equipment & Supplies	0.2%
Tobacco	0.2%
Repurchase Agreements	1.2%
Liabilities in excess of other assets	(0.3)%

100.0%

AllianzGI Large-Cap Value

	Shares	Value

Common Stock—97.0%

Aerospace & Defense—4.8%
L3Harris Technologies, Inc.	40,366	$7,629,982
Lockheed Martin Corp.	10,690	3,794,736
Mercury Systems, Inc. (a)	31,198	2,747,296
Teledyne Technologies, Inc. (a)	4,539	1,779,197

		15,951,211

Air Freight & Logistics—0.4%
Expeditors International of Washington, Inc.	15,417	1,466,311

Auto Components—1.0%
Gentex Corp.	102,251	3,469,376

Banks—5.9%
Bank of America Corp.	113,343	3,435,426
First Republic Bank	11,332	1,665,011
JPMorgan Chase & Co.	113,460	14,417,362

		19,517,799

Biotechnology—1.1%
AbbVie, Inc.	35,672	3,822,255

Capital Markets—7.5%
CME Group, Inc.	20,760	3,779,358
Intercontinental Exchange, Inc.	27,290	3,146,264
Moody’s Corp.	5,441	1,579,196
Morgan Stanley	115,909	7,943,244
S&P Global, Inc.	15,413	5,066,715
T Rowe Price Group, Inc.	22,310	3,377,511

		24,892,288

Chemicals—2.6%
Air Products and Chemicals, Inc.	5,778	1,578,665
Celanese Corp.	29,692	3,858,179
Linde PLC	11,910	3,138,404

		8,575,248

Commercial Services & Supplies—1.0%
Copart, Inc. (a)	14,401	1,832,527
Waste Management, Inc.	12,852	1,515,637

		3,348,164

Communications Equipment—1.8%
Cisco Systems, Inc.	54,772	2,451,047
Motorola Solutions, Inc.	20,194	3,434,192

		5,885,239

Construction & Engineering—1.1%
EMCOR Group, Inc.	40,643	3,717,209

Containers & Packaging—1.1%
Avery Dennison Corp.	23,475	3,641,207

Distributors—1.4%
Pool Corp.	12,246	4,561,635

Diversified Telecommunication Services—0.3%
Cogent Communications Holdings, Inc.	15,982	956,842

Electric Utilities—3.6%
NextEra Energy, Inc.	153,972	11,878,940

Electrical Equipment—1.1%
AMETEK, Inc.	29,967	3,624,209

Electronic Equipment, Instruments & Components—0.6%
Keysight Technologies, Inc. (a)	14,409	1,903,285

Entertainment—0.5%
Activision Blizzard, Inc.	17,088	1,586,621

32	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

	Shares	Value

Equity Real Estate Investment Trusts (REITs)—4.2%
Alexandria Real Estate Equities, Inc.	18,768	$3,344,833
American Tower Corp.	11,189	2,511,483
CoreSite Realty Corp.	21,322	2,671,220
Douglas Emmett, Inc.	46,894	1,368,367
Medical Properties Trust, Inc.	70,126	1,528,045
Prologis, Inc.	26,938	2,684,641

		14,108,589

Food & Staples Retailing—1.4%
Costco Wholesale Corp.	4,072	1,534,248
Walmart, Inc.	20,986	3,025,132

		4,559,380

Food Products—0.4%
Hershey Co.	9,466	1,441,956

Gas Utilities—0.7%
ONE Gas, Inc.	30,595	2,348,778

Healthcare Equipment & Supplies—3.7%
Abbott Laboratories	26,752	2,929,077
Edwards Lifesciences Corp. (a)	39,583	3,611,157
Hill-Rom Holdings, Inc.	24,086	2,359,705
STERIS PLC	17,560	3,328,322

		12,228,261

Healthcare Providers & Services—2.6%
Anthem, Inc.	12,496	4,012,341
Chemed Corp.	2,788	1,484,917
UnitedHealth Group, Inc.	9,199	3,225,905

		8,723,163

Hotels, Restaurants & Leisure—0.9%
McDonald’s Corp.	13,289	2,851,554

Household Durables—0.4%
DR Horton, Inc.	21,363	1,472,338

Household Products—1.7%
Kimberly-Clark Corp.	10,658	1,437,018
Procter & Gamble Co.	30,985	4,311,253

		5,748,271

Industrial Conglomerates—2.4%
Honeywell International, Inc.	27,448	5,838,190
Roper Technologies, Inc.	5,224	2,252,014

		8,090,204

Insurance—5.1%
Allstate Corp.	24,315	2,672,948
Cincinnati Financial Corp.	16,567	1,447,459
Fidelity National Financial, Inc.	82,378	3,220,156
Marsh & McLennan Cos., Inc.	41,421	4,846,257
Primerica, Inc.	22,887	3,065,256
Progressive Corp.	15,779	1,560,227

		16,812,303

Interactive Media & Services—1.5%
Alphabet, Inc., Class A (a)	2,752	4,823,265

IT Services—4.3%
Broadridge Financial Solutions, Inc.	10,407	1,594,352
Fiserv, Inc. (a)	11,485	1,307,682
Global Payments, Inc.	8,025	1,728,746
Leidos Holdings, Inc.	30,592	3,215,831
Mastercard, Inc., Class A	4,494	1,604,088
PayPal Holdings, Inc. (a)	7,997	1,872,897
VeriSign, Inc. (a)	6,682	1,445,985
Visa, Inc., Class A	6,997	1,530,454

		14,300,035

Life Sciences Tools & Services—1.5%
Agilent Technologies, Inc.	22,369	2,650,503
Thermo Fisher Scientific, Inc.	5,345	2,489,594

		5,140,097

	Shares	Value

Machinery—1.7%
Deere & Co.	7,852	$2,112,581
Dover Corp.	12,508	1,579,135
Toro Co.	19,437	1,843,405

		5,535,121

Media—1.6%
Cable One, Inc.	2,368	5,275,241

Metals & Mining—1.1%
Reliance Steel & Aluminum Co.	13,157	1,575,551
Royal Gold, Inc.	19,667	2,091,782

		3,667,333

Multi-Line Retail—0.9%
Dollar General Corp.	14,525	3,054,607

Multi-Utilities—1.2%
Sempra Energy	11,348	1,445,848
WEC Energy Group, Inc.	28,930	2,662,428

		4,108,276

Oil, Gas & Consumable Fuels—2.6%
Chevron Corp.	31,044	2,621,666
ConocoPhillips	48,055	1,921,719
ONEOK, Inc.	39,547	1,517,814
Valero Energy Corp.	48,527	2,745,172

		8,806,371

Pharmaceuticals—3.6%
Bristol-Myers Squibb Co.	33,880	2,101,577
Eli Lilly and Co.	10,960	1,850,486
Johnson & Johnson	20,913	3,291,288
Merck & Co., Inc.	58,710	4,802,478

		12,045,829

Professional Services—1.9%
FTI Consulting, Inc. (a)	14,435	1,612,678
IHS Markit Ltd.	17,264	1,550,825
TransUnion	32,990	3,273,268

		6,436,771

Road & Rail—2.7%
CSX Corp.	39,357	3,571,648
Norfolk Southern Corp.	22,471	5,339,334

		8,910,982

Semiconductors & Semiconductor Equipment—4.0%
Intel Corp.	140,123	6,980,928
KLA Corp.	7,163	1,854,572
Lam Research Corp.	9,321	4,402,029

		13,237,529

Software—4.4%
Aspen Technology, Inc. (a)	11,325	1,475,081
Fair Isaac Corp. (a)	3,665	1,872,962
Intuit, Inc.	8,615	3,272,408
Microsoft Corp.	36,151	8,040,705

		14,661,156

Specialty Retail—3.2%
Best Buy Co., Inc.	40,773	4,068,738
Home Depot, Inc.	24,868	6,605,438

		10,674,176

Technology Hardware, Storage & Peripherals—1.5%
Apple, Inc.	37,620	4,991,798

Total Common Stock (cost—$273,028,764)		322,851,223

	Principal Amount (000s)	Value

Repurchase Agreements—3.8%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $12,735,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $12,989,758 including accrued interest
(cost—$12,735,000)	$12,735	$12,735,000

Total Investments (cost—$285,763,764)—100.8%		335,586,223

Liabilities in excess of other assets—(0.8)%		(2,565,879)

Net Assets—100.0%		$333,020,344

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	33

Schedule of Investments

December 31, 2020 (unaudited)

AllianzGI Mid-Cap

	Shares	Value

Common Stock—99.6%

Aerospace & Defense—1.3%
TransDigm Group, Inc.	9,200	$5,693,420

Air Freight & Logistics—2.0%
XPO Logistics, Inc. (a)	73,866	8,804,827

Airlines—1.0%
Southwest Airlines Co.	92,594	4,315,806

Biotechnology—1.3%
Natera, Inc. (a)	41,470	4,127,094
Twist Bioscience Corp. (a)	11,051	1,561,396

		5,688,490

Capital Markets—1.3%
MarketAxess Holdings, Inc.	9,755	5,565,813

Chemicals—1.2%
FMC Corp.	47,705	5,482,736

Commercial Services & Supplies—3.1%
IAA, Inc. (a)	117,950	7,664,391
Waste Connections, Inc.	57,887	5,937,470

		13,601,861

Consumer Finance—1.4%
Discover Financial Services	70,820	6,411,335

Containers & Packaging—2.2%
Crown Holdings, Inc. (a)	95,190	9,538,038

Distributors—1.4%
Pool Corp.	16,750	6,239,375

Electrical Equipment—3.9%
AMETEK, Inc.	45,092	5,453,426
Generac Holdings, Inc. (a)	26,029	5,919,255
Plug Power, Inc. (a)	177,365	6,014,447

		17,387,128

Electronic Equipment, Instruments & Components—6.0%
FLIR Systems, Inc.	112,774	4,942,884
IPG Photonics Corp. (a)	20,395	4,564,197
Keysight Technologies, Inc. (a)	35,395	4,675,326
TE Connectivity Ltd.	56,496	6,839,971
Trimble, Inc. (a)	85,422	5,703,627

		26,726,005

Entertainment—2.8%
Take-Two Interactive Software, Inc. (a)	34,578	7,184,963
Zynga, Inc., Class A (a)	540,044	5,330,234

		12,515,197

Food Products—2.1%
Freshpet, Inc. (a)	66,805	9,485,642

Healthcare Equipment & Supplies—11.3%
Align Technology, Inc. (a)	19,490	10,415,066
Cooper Cos., Inc.	16,615	6,036,562
DexCom, Inc. (a)	13,830	5,113,228
Edwards Lifesciences Corp. (a)	51,807	4,726,353
Haemonetics Corp. (a)	37,928	4,503,950
IDEXX Laboratories, Inc. (a)	18,020	9,007,657
Insulet Corp. (a)	19,758	5,050,737
Teleflex, Inc.	13,058	5,374,281

		50,227,834

Hotels, Restaurants & Leisure—4.7%
Airbnb, Inc., Class A (a)	329	48,297
Chipotle Mexican Grill, Inc. (a)	5,992	8,309,167

	Shares	Value
Hyatt Hotels Corp., Class A	54,120	$4,018,410
Royal Caribbean Cruises Ltd.	52,703	3,936,387
Wingstop, Inc.	34,286	4,544,609

		20,856,870

Interactive Media & Services—1.4%
Pinterest, Inc., Class A (a)	91,918	6,057,396

IT Services—12.3%
Black Knight, Inc. (a)	64,352	5,685,499
Booz Allen Hamilton Holding Corp.	77,755	6,778,681
EPAM Systems, Inc. (a)	37,103	13,295,860
Shift4 Payments, Inc., Class A (a)	74,725	5,634,265
Square, Inc., Class A (a)	38,635	8,408,522
Twilio, Inc., Class A (a)	26,312	8,906,612
Wix.com Ltd. (a)	23,244	5,810,070

		54,519,509

Leisure Equipment & Products—1.3%
YETI Holdings, Inc. (a)	86,901	5,950,111

Life Sciences Tools & Services—2.5%
Avantor, Inc. (a)	245,449	6,909,389
Maravai LifeSciences Holdings, Inc., Class A (a)	155,429	4,359,784

		11,269,173

Machinery—1.5%
Kornit Digital Ltd. (a)	74,225	6,615,674

Oil, Gas & Consumable Fuels—0.9%
Diamondback Energy, Inc.	79,498	3,847,703

Pharmaceuticals—3.7%
Catalent, Inc. (a)	78,022	8,119,750
Horizon Therapeutics PLC (a)	114,389	8,367,555

		16,487,305

Road & Rail—1.1%
Kansas City Southern	24,805	5,063,445

Semiconductors & Semiconductor Equipment—9.1%
Advanced Micro Devices, Inc. (a)	65,440	6,001,502
Cree, Inc. (a)	37,385	3,959,071
Enphase Energy, Inc. (a)	50,357	8,836,143
Entegris, Inc.	71,746	6,894,791
Lam Research Corp.	11,635	5,494,861
Monolithic Power Systems, Inc.	25,324	9,274,409

		40,460,777

Software—12.6%
Ceridian HCM Holding, Inc. (a)	70,155	7,475,717
Coupa Software, Inc. (a)	20,422	6,921,220
DocuSign, Inc. (a)	36,853	8,192,422
Paycom Software, Inc. (a)	19,806	8,957,263
Splunk, Inc. (a)	50,464	8,573,329
Trade Desk, Inc., Class A (a)	7,139	5,718,339
Zscaler, Inc. (a)	51,735	10,331,997

		56,170,287

Specialty Retail—1.6%
Floor & Decor Holdings, Inc., Class A (a)	78,605	7,298,474

Textiles, Apparel & Luxury Goods—3.1%
Lululemon Athletica, Inc. (a)	27,090	9,428,133
VF Corp.	53,000	4,526,730

		13,954,863

	Shares	Value

Trading Companies & Distributors—1.5%
United Rentals, Inc. (a)	27,864	$6,461,940

Total Common Stock (cost—$268,582,957)		442,697,034

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $2,187,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $2,230,811 including accrued interest
(cost—$2,187,000)	$2,187	2,187,000

Total Investments (cost—$270,769,957)—100.1%		444,884,034

Liabilities in excess of other assets—(0.1)%		(312,281)

Net Assets—100.0%		$444,571,753

Notes to Schedule of Investments:

(a) Non-income producing.

34	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

AllianzGI Mid-Cap Value

	Shares	Value

Common Stock—98.4%

Aerospace & Defense—3.4%
L3Harris Technologies, Inc.	115,033	$21,743,538
Northrop Grumman Corp.	69,248	21,101,250
Teledyne Technologies, Inc. (a)	13,603	5,332,104

		48,176,892

Auto Components—1.1%
Gentex Corp.	431,444	14,638,895

Banks—2.0%
First Republic Bank	72,521	10,655,511
M&T Bank Corp.	138,857	17,676,496

		28,332,007

Beverages—0.2%
Brown-Forman Corp., Class B	41,920	3,329,706

Building Products—1.2%
Carrier Global Corp.	179,919	6,786,545
Masco Corp.	190,330	10,454,827

		17,241,372

Capital Markets—3.8%
Intercontinental Exchange, Inc.	42,979	4,955,049
LPL Financial Holdings, Inc.	66,906	6,972,943
MSCI, Inc.	9,697	4,330,002
Nasdaq, Inc.	92,980	12,342,165
Northern Trust Corp.	132,809	12,369,830
State Street Corp.	162,642	11,837,085

		52,807,074

Chemicals—2.4%
Celanese Corp.	124,438	16,169,474
FMC Corp.	49,077	5,640,420
RPM International, Inc.	68,651	6,232,138
Scotts Miracle-Gro Co.	27,211	5,418,798

		33,460,830

Commercial Services & Supplies—1.4%
Cintas Corp.	15,331	5,418,895
Republic Services, Inc.	118,480	11,409,624
Tetra Tech, Inc.	28,744	3,327,981

		20,156,500

Communications Equipment—0.4%
Motorola Solutions, Inc.	31,472	5,352,128

Construction & Engineering—0.5%
EMCOR Group, Inc.	76,406	6,988,093

Containers & Packaging—1.2%
Avery Dennison Corp.	86,197	13,370,016
Sonoco Products Co.	56,479	3,346,381

		16,716,397

Distributors—0.3%
Pool Corp.	11,173	4,161,942

Diversified Telecommunication Services—0.5%
Cogent Communications Holdings, Inc.	113,953	6,822,366

Electric Utilities—4.5%
Alliant Energy Corp.	262,255	13,514,000
Eversource Energy	195,641	16,924,903
Xcel Energy, Inc.	477,135	31,810,590

		62,249,493

Electrical Equipment—1.4%
AMETEK, Inc.	82,985	10,036,206
Eaton Corp. PLC	81,010	9,732,541

		19,768,747

	Shares	Value

Electronic Equipment, Instruments & Components—1.0%
Jabil, Inc.	156,057	$6,637,104
Keysight Technologies, Inc. (a)	53,777	7,103,404

		13,740,508

Entertainment—0.5%
Activision Blizzard, Inc.	78,396	7,279,069

Equity Real Estate Investment Trusts (REITs)—10.7%
Alexandria Real Estate Equities, Inc.	53,286	9,496,631
American Tower Corp.	108,929	24,450,203
Americold Realty Trust	142,382	5,315,120
AvalonBay Communities, Inc.	61,260	9,827,942
CoreSite Realty Corp.	58,140	7,283,779
Crown Castle International Corp.	29,534	4,701,518
CyrusOne, Inc.	65,516	4,792,495
Duke Realty Corp.	176,632	7,059,981
Extra Space Storage, Inc.	53,180	6,161,435
Medical Properties Trust, Inc.	669,880	14,596,685
Mid-America Apartment Communities, Inc.	105,240	13,332,856
National Health Investors, Inc.	163,890	11,336,271
Prologis, Inc.	89,040	8,873,727
Realty Income Corp.	122,614	7,622,912
Sun Communities, Inc.	92,838	14,106,734

		148,958,289

Food & Staples Retailing—0.5%
Kroger Co.	230,084	7,307,468

Food Products—2.3%
Hershey Co.	75,059	11,433,738
McCormick & Co., Inc.	88,368	8,447,981
Tyson Foods, Inc., Class A	193,335	12,458,507

		32,340,226

Gas Utilities—2.5%
Atmos Energy Corp.	224,417	21,416,114
ONE Gas, Inc.	167,516	12,860,204

		34,276,318

Healthcare Equipment & Supplies—2.7%
Boston Scientific Corp. (a)	196,227	7,054,361
Hill-Rom Holdings, Inc.	69,788	6,837,130
ResMed, Inc.	25,968	5,519,758
STERIS PLC	48,890	9,266,611
Teleflex, Inc.	14,148	5,822,892
West Pharmaceutical Services, Inc.	13,548	3,838,284

		38,339,036

Healthcare Providers & Services—2.9%
Anthem, Inc.	39,826	12,787,731
Chemed Corp.	10,833	5,769,764
Humana, Inc.	13,712	5,625,622
Quest Diagnostics, Inc.	136,717	16,292,565

		40,475,682

Hotels, Restaurants & Leisure—0.4%
Domino’s Pizza, Inc.	13,151	5,042,882

Household Durables—4.4%
DR Horton, Inc.	193,400	13,329,128
Garmin Ltd.	56,520	6,763,183
PulteGroup, Inc.	663,049	28,590,673
Whirlpool Corp.	72,594	13,102,491

		61,785,475

Household Products—1.4%
Church & Dwight Co., Inc.	58,738	5,123,716
Clorox Co.	27,556	5,564,108
Kimberly-Clark Corp.	62,139	8,378,201

		19,066,025

	Shares	Value

Independent Power Producers & Energy Traders—0.5%
AES Corp.	297,922	$7,001,167

Industrial Conglomerates—1.0%
Roper Technologies, Inc.	31,611	13,627,186

Insurance—10.2%
Allstate Corp.	229,160	25,191,559
American Financial Group, Inc.	212,217	18,594,453
Aon PLC, Class A	86,749	18,327,461
Cincinnati Financial Corp.	103,017	9,000,595
Fidelity National Financial, Inc.	541,274	21,158,401
Globe Life, Inc.	121,952	11,580,562
Hanover Insurance Group, Inc.	118,847	13,895,591
Lincoln National Corp.	78,690	3,958,894
Marsh & McLennan Cos., Inc.	44,600	5,218,200
Progressive Corp.	58,957	5,829,668
Reinsurance Group of America, Inc.	89,993	10,430,189

		143,185,573

IT Services—4.6%
Amdocs Ltd.	142,674	10,119,867
Broadridge Financial Solutions, Inc.	36,171	5,541,397
Global Payments, Inc.	66,537	14,333,400
Leidos Holdings, Inc.	236,864	24,899,144
Paychex, Inc.	44,521	4,148,467
VeriSign, Inc. (a)	25,077	5,426,663

		64,468,938

Life Sciences Tools & Services—3.1%
Agilent Technologies, Inc.	106,888	12,665,159
IQVIA Holdings, Inc. (a)	80,415	14,407,955
PerkinElmer, Inc.	82,386	11,822,391
PRA Health Sciences, Inc. (a)	39,129	4,908,342

		43,803,847

Machinery—3.3%
Cummins, Inc.	52,407	11,901,630
Dover Corp.	106,902	13,496,377
Stanley Black & Decker, Inc.	78,785	14,067,850
Toro Co.	65,824	6,242,748

		45,708,605

Metals & Mining—1.4%
Reliance Steel & Aluminum Co.	28,030	3,356,593
Royal Gold, Inc.	123,193	13,102,807
Steel Dynamics, Inc.	94,874	3,498,004

		19,957,404

Mortgage Real Estate Investment Trusts (REITs)—2.3%
AGNC Investment Corp.	531,319	8,288,576
Annaly Capital Management, Inc.	1,144,953	9,674,853
New Residential Investment Corp.	1,411,141	14,026,742

		31,990,171

Multi-Line Retail—0.8%
Dollar General Corp.	56,038	11,784,791

Multi-Utilities—3.3%
DTE Energy Co.	75,818	9,205,063
Sempra Energy	133,006	16,946,295
WEC Energy Group, Inc.	217,495	20,016,065

		46,167,423

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	35

Schedule of Investments

December 31, 2020 (unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels—2.0%
Hess Corp.	132,609	$7,000,429
Marathon Petroleum Corp.	332,571	13,755,136
ONEOK, Inc.	192,828	7,400,739

		28,156,304

Professional Services—1.3%
FTI Consulting, Inc. (a)	42,669	4,766,981
IHS Markit Ltd.	82,441	7,405,675
TransUnion	55,331	5,489,942

		17,662,598

Road & Rail—1.8%
Kansas City Southern	35,362	7,218,445
Norfolk Southern Corp.	59,144	14,053,206
Old Dominion Freight Line, Inc.	16,205	3,162,892

		24,434,543

Semiconductors & Semiconductor Equipment—2.0%
Broadcom, Inc.	28,380	12,426,183
KLA Corp.	32,499	8,414,316
Lam Research Corp.	16,111	7,608,742

		28,449,241

Software—1.0%
Cadence Design Systems, Inc. (a)	51,905	7,081,399
Synopsys, Inc. (a)	28,279	7,331,048

		14,412,447

Specialty Retail—4.0%
AutoZone, Inc. (a)	11,779	13,963,298
Best Buy Co., Inc.	162,278	16,193,721
Lowe’s Cos., Inc.	87,368	14,023,438
Ross Stores, Inc.	95,624	11,743,583

		55,924,040

Technology Hardware, Storage & Peripherals—1.0%
Hewlett Packard Enterprise Co.	595,356	7,054,969
HP, Inc.	307,858	7,570,228

		14,625,197

Textiles, Apparel & Luxury Goods—0.2%
Lululemon Athletica, Inc. (a)	9,580	3,334,127

Thrifts & Mortgage Finance—0.3%
Premier Financial Corp.	202,254	4,651,842

Water Utilities—0.7%
American Water Works Co., Inc.	60,011	9,209,888

Total Common Stock (cost—$1,137,890,118)		1,377,368,752

Exchange-Traded Funds—0.5%
Invesco S&P 500 Equal Weight (b) (cost—$5,731,489)	52,638	6,713,451

	Principal Amount (000s)	Value

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $19,708,000; collateralized by U.S. Treasury Notes, 0.125%, due 7/15/23, valued at $20,102,244 including accrued interest
(cost—$19,708,000)	$19,708	$19,708,000

Total Investments (cost—$1,163,329,607)—100.3%		1,403,790,203

Liabilities in excess of other assets—(0.3)%		(4,840,409)

Net Assets—100.0%		$1,398,949,794

Notes to Schedule of Investments:

(a) Non-income producing.

(b) Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Glossary:

REIT—Real Estate Investment Trust

AllianzGI Small-Cap

	Shares	Value

Common Stock—98.4%

Aerospace & Defense—1.0%
Axon Enterprise, Inc. (c)	6,063	$742,900
HEICO Corp.	990	131,076
Kratos Defense & Security Solutions, Inc. (c)	19,798	543,059

		1,417,035

Air Freight & Logistics—0.5%
XPO Logistics, Inc. (c)	5,414	645,349

Auto Components—1.2%
LCI Industries	9,000	1,167,120
Visteon Corp. (c)	4,469	560,949

		1,728,069

Banks—3.5%
Bank of Hawaii Corp.	7,529	576,872
Central Pacific Financial Corp.	11,380	216,334
First Financial Bankshares, Inc.	12,975	469,371
First Foundation, Inc.	3,395	67,900
Glacier Bancorp, Inc.	6,025	277,210
HarborOne Bancorp, Inc. (c)	6,596	71,633
Hilltop Holdings, Inc.	11,820	325,168
Hope Bancorp, Inc.	37,380	407,816
Investors Bancorp, Inc.	37,620	397,267
Pinnacle Financial Partners, Inc.	7,827	504,059
Preferred Bank	992	50,066
South State Corp.	5,040	364,392
Tristate Capital Holdings, Inc. (c)	1,995	34,713
United Bankshares, Inc.	6,885	223,074
Valley National Bancorp	29,540	288,015
Webster Financial Corp.	13,870	584,620

		4,858,510

Beverages—0.3%
Boston Beer Co., Inc., Class A (c)	295	293,315
Coca-Cola Consolidated, Inc.	285	75,887

		369,202

Biotechnology—9.7%
ACADIA Pharmaceuticals, Inc. (c)	11,732	627,193
Adverum Biotechnologies, Inc. (c)	18,181	197,082
Allakos, Inc. (c)	1,032	144,480
Arcturus Therapeutics Holdings, Inc. (c)	800	34,704
Arena Pharmaceuticals, Inc. (c)	3,479	267,292
Arrowhead Pharmaceuticals, Inc. (c)	3,545	272,008
Aurinia Pharmaceuticals, Inc. (c)	12,133	167,799
Avita Therapeutics, Inc. (c)	4,401	81,771
Avrobio, Inc. (c)	1,016	14,163
BioCryst Pharmaceuticals, Inc. (c)	6,391	47,613
Biohaven Pharmaceutical Holding Co., Ltd. (c)	2,926	250,787
Blueprint Medicines Corp. (c)	10,275	1,152,341
Castle Biosciences, Inc. (c)	928	62,315
ChemoCentryx, Inc. (c)	4,755	294,430
Cytokinetics, Inc. (c)	1,301	27,035
Deciphera Pharmaceuticals, Inc. (c)	3,457	197,291
Dicerna Pharmaceuticals, Inc. (c)	2,153	47,431
Dynavax Technologies Corp. (c)	3,420	15,219
Eagle Pharmaceuticals, Inc. (c)	4,945	230,289
Emergent Biosolutions, Inc. (c)	1,660	148,736
Epizyme, Inc. (c)	11,979	130,092
Fate Therapeutics, Inc. (c)	2,840	258,241
Halozyme Therapeutics, Inc. (c)	16,450	702,579
Homology Medicines, Inc. (c)	1,315	14,846
Inovio Pharmaceuticals, Inc. (c)	3,853	34,099
Intellia Therapeutics, Inc. (c)	2,466	134,150
Invitae Corp. (c)	11,885	496,912

36	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

	Shares	Value
Iovance Biotherapeutics, Inc. (c)	7,026	$326,006
Kadmon Holdings, Inc. (c)	7,506	31,150
Karuna Therapeutics, Inc. (c)	283	28,750
Karyopharm Therapeutics, Inc. (c)	17,266	267,278
Kindred Biosciences, Inc. (c)	3,521	15,176
Kodiak Sciences, Inc. (c)	2,421	355,669
Krystal Biotech, Inc. (c)	510	30,600
Kura Oncology, Inc. (c)	1,857	60,650
MannKind Corp. (c)	9,587	30,007
MeiraGTx Holdings PLC (c)	964	14,595
Mersana Therapeutics, Inc. (c)	15,939	424,137
Mirati Therapeutics, Inc. (c)	765	168,025
Natera, Inc. (c)	7,259	722,416
Novavax, Inc. (c)	1,440	160,574
Precision BioSciences, Inc. (c)	1,579	13,169
PTC Therapeutics, Inc. (c)	5,085	310,338
Replimune Group, Inc. (c)	5,469	208,642
Rocket Pharmaceuticals, Inc. (c)	7,034	385,745
Seres Therapeutics, Inc. (c)	1,462	35,819
Sorrento Therapeutics, Inc. (c)	7,346	50,136
TG Therapeutics, Inc. (c)	11,435	594,849
Translate Bio, Inc. (c)	1,321	24,346
Travere Therapeutics, Inc. (c)	12,535	341,641
Turning Point Therapeutics, Inc. (c)	2,752	335,331
Twist Bioscience Corp. (c)	4,949	699,244
Ultragenyx Pharmaceutical, Inc. (c)	3,930	544,030
United Therapeutics Corp. (c)	2,840	431,084
Vanda Pharmaceuticals, Inc. (c)	1,931	25,373
Veracyte, Inc. (c)	2,060	100,816
Vericel Corp. (c)	2,868	88,564
Viking Therapeutics, Inc. (c)	3,013	16,963
Voyager Therapeutics, Inc. (c)	1,348	9,638
Xencor, Inc. (c)	14,274	622,775
Y-mAbs Therapeutics, Inc. (c)	848	41,984
ZIOPHARM Oncology, Inc. (c)	7,552	19,031

		13,585,449

Building Products—0.4%
CSW Industrials, Inc.	566	63,341
PGT Innovations, Inc. (c)	2,291	46,599
Trex Co., Inc. (c)	4,987	417,512

		527,452

Capital Markets—2.4%
Artisan Partners Asset Management, Inc., Class A	10,765	541,910
Barings BDC, Inc.	15,405	141,726
Freedom Holding Corp. (c)	12,237	627,881
Golub Capital BDC, Inc.	17,265	244,127
Hercules Capital, Inc.	4,165	60,059
Main Street Capital Corp.	2,143	69,133
PJT Partners, Inc., Class A	14,410	1,084,353
Virtus Investment Partners, Inc.	2,390	518,630

		3,287,819

Chemicals—1.3%
Balchem Corp.	1,300	149,786
Sensient Technologies Corp.	8,120	599,012
Trinseo S.A.	20,200	1,034,442

		1,783,240

Commercial Services & Supplies—1.7%
Casella Waste Systems, Inc., Class A (c)	4,315	267,314
Clean Harbors, Inc. (c)	7,567	575,848
Herman Miller, Inc.	29,100	983,580
MSA Safety, Inc.	2,120	316,707
Tetra Tech, Inc.	2,015	233,297

		2,376,746

Communications Equipment—0.5%
Calix, Inc. (c)	24,665	734,030

	Shares	Value

Construction & Engineering—1.2%
Construction Partners, Inc., Class A (c)	2,681	$78,044
EMCOR Group, Inc.	4,540	415,228
MasTec, Inc. (c)	13,780	939,520
NV5 Global, Inc. (c)	1,390	109,504
Sterling Construction Co., Inc. (c)	4,127	76,804

		1,619,100

Construction Materials—0.4%
Summit Materials, Inc., Class A (c)	26,821	538,566
U.S. Concrete, Inc. (c)	895	35,773

		574,339

Containers & Packaging—0.5%
Silgan Holdings, Inc.	17,193	637,516

Diversified Consumer Services—1.2%
Aspen Group, Inc. (c)	4,460	49,640
Bright Horizons Family Solutions, Inc. (c)	2,835	490,426
Carriage Services, Inc.	7,910	247,741
Chegg, Inc. (c)	6,093	550,381
Grand Canyon Education, Inc. (c)	3,025	281,658

		1,619,846

Diversified Telecommunication Services—0.4%
Bandwidth, Inc., Class A (c)	2,925	449,485
Cogent Communications Holdings, Inc.	2,770	165,840

		615,325

Electric Utilities—1.7%
ALLETE, Inc.	3,365	208,428
Hawaiian Electric Industries, Inc.	11,600	410,524
IDACORP, Inc.	6,614	635,143
Otter Tail Corp.	3,645	155,314
PNM Resources, Inc.	13,008	631,278
Portland General Electric Co.	8,455	361,620

		2,402,307

Electrical Equipment—0.8%
Allied Motion Technologies, Inc.	1,034	52,838
FuelCell Energy, Inc. (c)	3,300	36,861
Generac Holdings, Inc. (c)	2,085	474,150
Plug Power, Inc. (c)	16,264	551,512
Sunrun, Inc. (c)	858	59,528

		1,174,889

Electronic Equipment, Instruments & Components—2.0%
98 Devices, Inc. (c)	2,972	169,255
FARO Technologies, Inc. (c)	663	46,828
II-VI, Inc. (c)	8,910	676,804
Napco Security Technologies, Inc. (c)	2,600	68,172
nLight, Inc. (c)	17,343	566,249
OSI Systems, Inc. (c)	4,925	459,108
Vishay Intertechnology, Inc.	38,700	801,477

		2,787,893

Energy Equipment & Services—0.4%
DMC Global, Inc.	382	16,522
Liberty Oilfield Services, Inc., Class A	57,175	589,474

		605,996

Entertainment—1.5%
Cinemark Holdings, Inc.	36,151	629,389
Liberty Media Corp.-Liberty Formula One, Class A (c)	7,760	294,802
Madison Square Garden Entertainment Corp. (c)	870	91,385
Madison Square Garden Sports Corp., Class A (c)	1,527	281,120

	Shares	Value
Sciplay Corp., Class A (c)	18,935	$262,250
Zynga, Inc., Class A (c)	58,133	573,773

		2,132,719

Equity Real Estate Investment Trusts (REITs)—1.9%
CareTrust REIT, Inc.	8,750	194,075
Chatham Lodging Trust	13,895	150,066
Industrial Logistics Properties Trust	26,930	627,200
Innovative Industrial Properties, Inc.	473	86,620
Kilroy Realty Corp.	6,990	401,226
National Health Investors, Inc.	2,800	193,676
Physicians Realty Trust	23,140	411,892
Piedmont Office Realty Trust, Inc., Class A	34,320	557,014

		2,621,769

Food & Staples Retailing—1.8%
Casey’s General Stores, Inc.	1,505	268,823
Grocery Outlet Holding Corp. (c)	2,960	116,180
Ingles Markets, Inc., Class A	4,035	172,133
Performance Food Group Co. (c)	9,125	434,441
PriceSmart, Inc.	3,400	309,706
SpartanNash Co.	13,560	236,080
Sprouts Farmers Market, Inc. (c)	18,295	367,730
Weis Markets, Inc.	11,635	556,269

		2,461,362

Food Products—4.0%
Cal-Maine Foods, Inc. (c)	6,973	261,766
Calavo Growers, Inc.	1,775	123,238
Flowers Foods, Inc.	27,609	624,792
Freshpet, Inc. (c)	3,662	519,967
Hain Celestial Group, Inc. (c)	12,105	486,016
Hostess Brands, Inc. (c)	36,622	536,146
J & J Snack Foods Corp.	2,745	426,491
John B Sanfilippo & Son, Inc.	8,456	666,840
Lancaster Colony Corp.	3,190	586,099
Sanderson Farms, Inc.	1,960	259,112
SunOpta, Inc. (c)	65,785	767,711
Tootsie Roll Industries, Inc.	10,767	319,780

		5,577,958

Gas Utilities—0.2%
Chesapeake Utilities Corp.	2,620	283,510
ONE Gas, Inc.	779	59,804

		343,314

Healthcare Equipment & Supplies—4.0%
Antares Pharma, Inc. (c)	13,960	55,700
Axogen, Inc. (c)	2,310	41,349
Axonics Modulation Technologies, Inc. (c)	1,918	95,747
BioLife Solutions, Inc. (c)	3,368	134,350
Cerus Corp. (c)	9,253	64,031
CONMED Corp.	12,233	1,370,096
CryoLife, Inc. (c)	1,324	31,260
CryoPort, Inc. (c)	3,881	170,298
GenMark Diagnostics, Inc. (c)	15,723	229,556
Globus Medical, Inc., Class A (c)	2,227	145,245
Haemonetics Corp. (c)	2,060	244,625
Itamar Medical Ltd. ADR (c)	7,834	155,583
Lantheus Holdings, Inc. (c)	1,800	24,282
Mesa Laboratories, Inc.	268	76,820
Nevro Corp. (c)	3,204	554,612
OrthoPediatrics Corp. (c)	1,818	74,992
Quotient Ltd. (c)	34,976	182,225
Shockwave Medical, Inc. (c)	4,593	476,386
Silk Road Medical, Inc. (c)	2,550	160,599
Surmodics, Inc. (c)	1,152	50,135
Utah Medical Products, Inc.	2,830	238,569
West Pharmaceutical Services, Inc.	3,769	1,067,795

		5,644,255

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	37

Schedule of Investments

December 31, 2020 (unaudited)

	Shares	Value

Healthcare Providers & Services—4.1%
Addus HomeCare Corp. (c)	2,564	$300,219
BioTelemetry, Inc. (c)	1,437	103,579
Chemed Corp.	1,824	971,481
Encompass Health Corp.	1,200	99,228
Ensign Group, Inc.	14,900	1,086,508
Joint Corp. (c)	3,750	98,475
LHC Group, Inc. (c)	3,030	646,360
National HealthCare Corp.	750	49,807
Ontrak, Inc. (c)	1,994	123,209
Providence Service Corp. (c)	600	83,178
R1 RCM, Inc. (c)	50,450	1,211,809
RadNet, Inc. (c)	3,758	73,544
Select Medical Holdings Corp. (c)	17,075	472,294
Tenet Healthcare Corp. (c)	12,146	484,990

		5,804,681

Healthcare Technology—0.4%
Health Catalyst, Inc. (c)	10,818	470,908
Simulations Plus, Inc.	473	34,018
Vocera Communications, Inc. (c)	1,731	71,888

		576,814

Hotels, Restaurants & Leisure—3.5%
Boyd Gaming Corp.	15,700	673,844
Churchill Downs, Inc.	3,396	661,507
Kura Sushi USA, Inc., Class A (c)	2,404	46,878
Lindblad Expeditions Holdings, Inc. (c)	36,900	631,728
Penn National Gaming, Inc. (c)	6,131	529,534
Planet Fitness, Inc., Class A (c)	5,329	413,690
Red Rock Resorts, Inc., Class A	47,900	1,199,416
Six Flags Entertainment Corp.	20,406	695,845

		4,852,442

Household Durables—2.3%
Helen of Troy Ltd. (c)	1,555	345,505
Installed Building Products, Inc. (c)	6,505	663,055
La-Z-Boy, Inc.	27,535	1,096,994
Lennar Corp., Class B	6,925	423,810
LGI Homes, Inc. (c)	788	83,410
Meritage Homes Corp. (c)	7,305	605,000

		3,217,774

Household Products—0.3%
WD-40 Co.	1,660	441,029

Independent Power Producers & Energy Traders—0.6%
Brookfield Renewable Corp., Class A	10,746	626,170
Ormat Technologies, Inc.	2,312	208,727

		834,897

Insurance—1.4%
AMERISAFE, Inc.	5,054	290,251
Donegal Group, Inc., Class A	15,014	211,247
Employers Holdings, Inc.	1,740	56,011
Enstar Group Ltd. (c)	555	113,714
Kemper Corp.	5,715	439,083
National General Holdings Corp.	5,955	203,542
NI Holdings, Inc. (c)	4,435	72,823
Palomar Holdings, Inc. (c)	728	64,675
RLI Corp.	3,240	337,446
Safety Insurance Group, Inc.	2,090	162,811

		1,951,603

Interactive Media & Services—0.1%
EverQuote, Inc., Class A (c)	1,316	49,152
QuinStreet, Inc. (c)	4,061	87,068

		136,220

	Shares	Value

Internet & Direct Marketing Retail—0.6%
Magnite, Inc. (c)	7,375	$226,486
Overstock.com, Inc. (c)	1,223	58,667
PetMed Express, Inc.	15,680	502,701

		787,854

IT Services—1.7%
Brightcove, Inc. (c)	5,995	110,308
Hackett Group, Inc.	2,908	41,846
Limelight Networks, Inc. (c)	5,549	22,141
ManTech International Corp., Class A	6,235	554,541
Paysign, Inc. (c)	3,741	17,358
Perficient, Inc. (c)	12,773	608,633
Repay Holdings Corp. (c)	8,152	222,142
Science Applications International Corp.	2,040	193,066
Shift4 Payments, Inc., Class A (c)	8,250	622,050

		2,392,085

Leisure Equipment & Products—3.1%
Acushnet Holdings Corp.	15,414	624,883
Callaway Golf Co.	36,900	885,969
Malibu Boats, Inc., Class A (c)	6,556	409,357
YETI Holdings, Inc. (c)	35,902	2,458,210

		4,378,419

Life Sciences Tools & Services—2.6%
Adaptive Biotechnologies Corp. (c)	6,322	373,820
Charles River Laboratories International, Inc. (c)	2,920	729,591
Codexis, Inc. (c)	2,516	54,924
Medpace Holdings, Inc. (c)	6,326	880,579
NanoString Technologies, Inc. (c)	8,201	548,483
NeoGenomics, Inc. (c)	10,127	545,238
PRA Health Sciences, Inc. (c)	2,890	362,522
Quanterix Corp. (c)	2,859	132,943

		3,628,100

Machinery—1.7%
Altra Industrial Motion Corp.	13,000	720,590
Columbus McKinnon Corp.	1,237	47,550
Douglas Dynamics, Inc.	941	40,247
ITT, Inc.	9,775	752,871
Kadant, Inc.	635	89,522
Shyft Group, Inc.	2,779	78,868
SPX Corp. (c)	11,830	645,208

		2,374,856

Marine—1.0%
Matson, Inc.	23,301	1,327,458

Media—1.6%
Cable One, Inc.	278	619,306
Cardlytics, Inc. (c)	5,880	839,488
Liberty Broadband Corp., Class A (c)	4,014	632,526
TechTarget, Inc. (c)	2,928	173,074

		2,264,394

Mortgage Real Estate Investment Trusts (REITs)—0.5%
AG Mortgage Investment Trust, Inc.	70,845	208,993
Arbor Realty Trust, Inc.	36,100	511,898

		720,891

Multi-Utilities—0.5%
Avista Corp.	1,955	78,474
Black Hills Corp.	7,807	479,740
Unitil Corp.	3,670	162,471

		720,685

	Shares	Value

Oil, Gas & Consumable Fuels—0.7%
Enviva Partners L.P.	5,928	$269,250
Hess Midstream L.P., Class A	18,170	355,587
Penn Virginia Corp. (c)	21,700	220,255
Sunoco L.P.	4,470	128,646

		973,738

Paper & Forest Products—1.4%
Boise Cascade Co.	13,005	621,639
Louisiana-Pacific Corp.	37,615	1,398,150

		2,019,789

Personal Products—1.8%
BellRing Brands, Inc., Class A (c)	27,388	665,803
Medifast, Inc.	3,400	667,556
Nu Skin Enterprises, Inc., Class A	16,375	894,566
USANA Health Sciences, Inc. (c)	3,700	285,270

		2,513,195

Pharmaceuticals—1.8%
Amphastar Pharmaceuticals, Inc. (c)	2,288	46,012
ANI Pharmaceuticals, Inc. (c)	849	24,655
Arvinas, Inc. (c)	207	17,580
Axsome Therapeutics, Inc. (c)	3,664	298,506
Cara Therapeutics, Inc. (c)	1,462	22,120
Catalent, Inc. (c)	9,746	1,014,266
Collegium Pharmaceutical, Inc. (c)	2,424	48,553
Horizon Therapeutics PLC (c)	6,090	445,483
Omeros Corp. (c)	1,415	20,213
Prestige Consumer Healthcare, Inc. (c)	12,995	453,136
Provention Bio, Inc. (c)	1,621	27,460
Revance Therapeutics, Inc. (c)	1,696	48,065

		2,466,049

Professional Services—0.9%
ASGN, Inc. (c)	4,830	403,450
CRA International, Inc.	1,128	57,449
Franklin Covey Co. (c)	1,232	27,436
ICF International, Inc.	9,031	671,274
Kforce, Inc.	863	36,324

		1,195,933

Real Estate Management & Development—0.1%
eXp World Holdings, Inc. (c)	1,200	75,744

Road & Rail—0.4%
Saia, Inc. (c)	3,258	589,046

Semiconductors & Semiconductor Equipment—3.7%
ACM Research, Inc., Class A (c)	637	51,756
Axcelis Technologies, Inc. (c)	2,132	62,084
FormFactor, Inc. (c)	30,108	1,295,246
Ichor Holdings Ltd. (c)	22,908	690,562
MaxLinear, Inc. (c)	14,525	554,710
Onto Innovation, Inc. (c)	8,557	406,885
Power Integrations, Inc.	14,588	1,194,174
SunPower Corp. (c)	15,963	409,291
Ultra Clean Holdings, Inc. (c)	17,600	548,240

		5,212,948

Software—6.0%
Agilysys, Inc. (c)	2,411	92,534
Aspen Technology, Inc. (c)	5,628	733,047
Blackline, Inc. (c)	3,617	482,435
Box, Inc., Class A (c)	37,200	671,460
Cerence, Inc. (c)	10,178	1,022,685
Digital Turbine, Inc. (c)	7,064	399,540
Domo, Inc., Class B (c)	1,500	95,655
LivePerson, Inc. (c)	11,333	705,253
Model N, Inc. (c)	1,997	71,253
OneSpan, Inc. (c)	663	13,711
Paylocity Holding Corp. (c)	2,284	470,298

38	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

	Shares	Value
Pluralsight, Inc., Class A (c)	12,715	$266,506
Progress Software Corp.	8,065	364,457
PROS Holdings, Inc. (c)	527	26,756
Q2 Holdings, Inc. (c)	4,113	520,418
Sapiens International Corp. NV	2,631	80,535
SPS Commerce, Inc. (c)	7,250	787,278
Tenable Holdings, Inc. (c)	17,995	940,419
Upland Software, Inc. (c)	2,192	100,591
Varonis Systems, Inc. (c)	3,358	549,402
Zix Corp. (c)	8,066	69,610

		8,463,843

Specialty Retail—5.5%
Asbury Automotive Group, Inc. (c)	6,455	940,752
Boot Barn Holdings, Inc. (c)	1,413	61,268
Cato Corp., Class A	14,685	140,829
Floor & Decor Holdings, Inc., Class A (c)	6,270	582,170
Genesco, Inc. (c)	14,315	430,738
GrowGeneration Corp. (c)	14,823	596,181
Hibbett Sports, Inc. (c)	29,875	1,379,628
Lithia Motors, Inc., Class A	1,935	566,316
Lumber Liquidators Holdings, Inc. (c)	34,930	1,073,748
Murphy USA, Inc.	3,345	437,760
Rent-A-Center, Inc.	19,310	739,380
TravelCenters of America, Inc. (c)	22,370	729,262

		7,678,032

Textiles, Apparel & Luxury Goods—1.2%
Crocs, Inc. (c)	20,940	1,312,100
Deckers Outdoor Corp. (c)	1,325	379,984

		1,692,084

Thrifts & Mortgage Finance—2.1%
Capitol Federal Financial, Inc.	28,319	353,988
ESSA Bancorp, Inc.	3,505	52,575
Flagstar Bancorp, Inc.	22,080	899,981
Meridian Bancorp, Inc.	2,897	43,194
PCSB Financial Corp.	3,320	52,921
PennyMac Financial Services, Inc.	16,370	1,074,199
Pioneer Bancorp, Inc. (c)	3,740	39,532
Premier Financial Corp.	1,985	45,655
Waterstone Financial, Inc.	23,655	445,187

		3,007,232

Tobacco—0.1%
Universal Corp.	3,420	166,246

Trading Companies & Distributors—0.8%
BMC Stock Holdings, Inc. (c)	21,845	1,172,640

Water Utilities—1.4%
American States Water Co.	6,611	525,641
California Water Service Group	10,410	562,452
Middlesex Water Co.	5,826	422,210
SJW Group	6,550	454,308

		1,964,611

Wireless Telecommunication Services—0.0%
Boingo Wireless, Inc. (c)	3,972	50,524

Total Common Stock (cost—$98,708,718)		137,783,345

Exchange-Traded Funds—0.2%
Principal Healthcare Innovators Index (d) (cost—$117,127)	2,875	168,791

	Shares	Value

Rights—0.0%

Biotechnology—0.0%
Stemline Therapeutics, Inc., CVR, expires 12/31/21 (a)(b)(c) (cost—$661)	2,004	$—	†

	Principal Amount (000s)

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $1,563,000; collateralized by U.S. Treasury Notes, 0.125%, due 7/15/23, valued at $1,594,343 including accrued interest
(cost—$1,563,000)	$1,563	1,563,000

Total Investments (cost—$100,389,506)—99.7%		139,515,136

Other assets less liabilities—0.3%		489,777

Net Assets—100.0%		$140,004,913

Notes to Schedule of Investments:

† Actual amount rounds to less than $1.

(a) Fair-Valued—Security with a value of less than $1, representing less than 0.05% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(b) Level 3 security. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(c) Non-income producing.

(d) Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Glossary:

ADR—American Depositary Receipt

CVR—Contingent Value Rights. See Note 1.

REIT—Real Estate Investment Trust

AllianzGI Small-Cap Value

	Shares	Value

Common Stock—97.1%

Aerospace & Defense—1.2%
Curtiss-Wright Corp.	47,660	$5,545,241
Mercury Systems, Inc. (a)	11,523	1,014,715

		6,559,956

Airlines—0.8%
SkyWest, Inc.	102,621	4,136,652

Auto Components—1.0%
Dana, Inc.	108,337	2,114,738
Fox Factory Holding Corp. (a)	11,986	1,267,040
Standard Motor Products, Inc.	58,327	2,359,911

		5,741,689

Banks—11.8%
Atlantic Union Bankshares Corp.	147,993	4,874,889
BancFirst Corp.	52,755	3,096,719
Bank of Hawaii Corp.	42,200	3,233,364
Commerce Bancshares, Inc.	41,895	2,752,502
Community Bank System, Inc.	116,762	7,275,440
Enterprise Financial Services Corp.	116,472	4,070,696
First Citizens BancShares, Inc., Class A	4,857	2,789,229
First Financial Bankshares, Inc.	32,295	1,168,272
First Interstate Bancsystem, Inc., Class A	36,285	1,479,339
Glacier Bancorp, Inc.	131,982	6,072,492
Independent Bank Corp.	25,382	1,853,901
South State Corp.	112,435	8,129,051
United Community Banks, Inc.	146,089	4,154,771
Valley National Bancorp	1,440,278	14,042,711

		64,993,376

Building Products—1.4%
Simpson Manufacturing Co., Inc.	24,057	2,248,126
UFP Industries, Inc.	98,614	5,478,008

		7,726,134

Capital Markets—2.6%
AllianceBernstein Holding L.P.	214,795	7,253,627
Houlihan Lokey, Inc.	57,057	3,835,942
Stifel Financial Corp.	69,250	3,494,355

		14,583,924

Chemicals—1.0%
Cabot Corp.	61,782	2,772,776
Innospec, Inc.	14,182	1,286,733
Stepan Co.	14,198	1,694,105

		5,753,614

Commercial Services & Supplies—3.1%
ABM Industries, Inc.	98,072	3,711,044
Brady Corp., Class A	54,995	2,904,836
Ennis, Inc.	54,949	980,840
McGrath RentCorp	85,734	5,752,751
MSA Safety, Inc.	15,208	2,271,923
Tetra Tech, Inc.	14,196	1,643,613

		17,265,007

Communications Equipment—0.5%
Lumentum Holdings, Inc. (a)	28,375	2,689,950

Construction & Engineering—2.0%
AECOM (a)	80,267	3,995,691
EMCOR Group, Inc.	33,739	3,085,769
Quanta Services, Inc.	58,786	4,233,768

		11,315,228

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	39

Schedule of Investments

December 31, 2020 (unaudited)

	Shares	Value

Consumer Finance—0.7%
PROG Holdings, Inc.	67,412	$3,631,484

Containers & Packaging—1.9%
Silgan Holdings, Inc.	150,091	5,565,375
Sonoco Products Co.	86,301	5,113,334

		10,678,709

Diversified Consumer Services—0.3%
Strategic Education, Inc.	18,003	1,716,226

Diversified Financial Services—0.9%
Cannae Holdings, Inc. (a)	65,723	2,909,557
Compass Diversified Holdings	109,977	2,139,053

		5,048,610

Diversified Telecommunication Services—1.0%
Cogent Communications Holdings, Inc.	95,670	5,727,763

Electric Utilities—1.4%
IDACORP, Inc.	78,851	7,572,062

Electronic Equipment, Instruments & Components—2.1%
Dolby Laboratories, Inc., Class A	13,903	1,350,398
Fabrinet (a)	33,945	2,633,793
Jabil, Inc.	71,638	3,046,764
Methode Electronics, Inc.	115,420	4,418,278

		11,449,233

Equity Real Estate Investment Trusts (REITs)—5.9%
American Assets Trust, Inc.	63,718	1,840,176
Americold Realty Trust	62,517	2,333,760
CoreSite Realty Corp.	30,670	3,842,338
CyrusOne, Inc.	13,233	967,994
First Industrial Realty Trust, Inc.	26,826	1,130,179
Hudson Pacific Properties, Inc.	120,957	2,905,387
Life Storage, Inc.	30,391	3,628,382
National Health Investors, Inc.	112,404	7,774,985
Rexford Industrial Realty, Inc.	50,422	2,476,224
STAG Industrial, Inc.	116,707	3,655,263
Terreno Realty Corp.	32,834	1,921,117

		32,475,805

Food Products—0.8%
Calavo Growers, Inc.	17,809	1,236,479
Nomad Foods Ltd. (a)	47,721	1,213,068
Simply Good Foods Co. (a)	60,163	1,886,711

		4,336,258

Gas Utilities—4.1%
ONE Gas, Inc.	124,028	9,521,630
Spire, Inc.	206,811	13,244,176

		22,765,806

Healthcare Equipment & Supplies—1.6%
CONMED Corp.	25,709	2,879,408
Hill-Rom Holdings, Inc.	60,758	5,952,461

		8,831,869

Healthcare Providers & Services—0.7%
Chemed Corp.	2,893	1,540,841
Ensign Group, Inc.	28,285	2,062,542

		3,603,383

Healthcare Technology—0.4%
HMS Holdings Corp. (a)	56,415	2,073,251

Hotels, Restaurants & Leisure—1.1%
Cracker Barrel Old Country Store, Inc.	2,063	272,151
Wendy’s Co.	205,395	4,502,259
Wingstop, Inc.	9,268	1,228,473

		6,002,883

	Shares	Value

Household Durables—3.8%
Helen of Troy Ltd. (a)	12,504	$2,778,264
KB Home	284,608	9,540,060
MDC Holdings, Inc.	181,055	8,799,273

		21,117,597

Household Products—0.5%
WD-40 Co.	10,399	2,762,806

Insurance—8.9%
American Financial Group, Inc.	178,293	15,622,033
CNO Financial Group, Inc.	151,443	3,366,578
First American Financial Corp.	88,499	4,569,203
Globe Life, Inc.	52,797	5,013,603
Hanover Insurance Group, Inc.	46,665	5,456,072
Horace Mann Educators Corp.	62,713	2,636,454
Kinsale Capital Group, Inc.	4,828	966,228
Old Republic International Corp.	331,184	6,527,636
Primerica, Inc.	19,002	2,544,938
Selective Insurance Group, Inc.	40,761	2,730,172

		49,432,917

IT Services—3.6%
ExlService Holdings, Inc. (a)	28,890	2,459,406
KBR, Inc.	181,100	5,601,423
ManTech International Corp., Class A	109,639	9,751,292
Science Applications International Corp.	22,175	2,098,642

		19,910,763

Leisure Equipment & Products—0.9%
Acushnet Holdings Corp.	91,577	3,712,532
YETI Holdings, Inc. (a)	19,650	1,345,435

		5,057,967

Life Sciences Tools & Services—1.7%
Bruker Corp.	78,104	4,227,769
Medpace Holdings, Inc. (a)	7,993	1,112,626
PRA Health Sciences, Inc. (a)	31,758	3,983,724

		9,324,119

Machinery—3.4%
Douglas Dynamics, Inc.	20,684	884,655
ESCO Technologies, Inc.	10,686	1,103,009
Federal Signal Corp.	74,632	2,475,543
Hillenbrand, Inc.	74,367	2,959,806
ITT, Inc.	38,848	2,992,073
SPX Corp. (a)	57,579	3,140,359
Toro Co.	26,827	2,544,273
Watts Water Technologies, Inc., Class A	23,364	2,843,399

		18,943,117

Media—1.0%
Cogeco Communications, Inc.	37,010	2,845,313
TEGNA, Inc.	202,755	2,828,432

		5,673,745

Metals & Mining—2.6%
Commercial Metals Co.	221,570	4,551,048
Gold Fields Ltd. ADR	280,034	2,595,915
Kaiser Aluminum Corp.	36,710	3,630,619
Royal Gold, Inc.	33,400	3,552,424

		14,330,006

Mortgage Real Estate Investment Trusts (REITs)—5.0%
Apollo Commercial Real Estate Finance, Inc.	767,051	8,567,960
Arbor Realty Trust, Inc.	246,209	3,491,243
Blackstone Mortgage Trust, Inc., Class A	455,056	12,527,692
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	43,737	2,774,238

		27,361,133

	Shares	Value

Multi-Line Retail—0.2%
Ollie’s Bargain Outlet Holdings, Inc. (a)	15,367	$1,256,560

Multi-Utilities—3.3%
Black Hills Corp.	108,448	6,664,130
NorthWestern Corp.	129,152	7,530,853
Unitil Corp.	88,140	3,901,958

		18,096,941

Oil, Gas & Consumable Fuels—1.2%
Delek Logistics Partners L.P.	75,467	2,414,944
SFL Corp. Ltd.	498,049	3,127,748
World Fuel Services Corp.	40,426	1,259,674

		6,802,366

Professional Services—0.9%
CBIZ, Inc. (a)	96,459	2,566,774
Exponent, Inc.	9,730	875,992
FTI Consulting, Inc. (a)	12,731	1,422,307

		4,865,073

Road & Rail—1.2%
TFI International, Inc.	24,957	1,287,282
Werner Enterprises, Inc.	138,609	5,436,245

		6,723,527

Semiconductors & Semiconductor Equipment—2.0%
Cirrus Logic, Inc. (a)	32,616	2,681,035
CMC Materials, Inc.	23,230	3,514,699
FormFactor, Inc. (a)	53,911	2,319,251
MKS Instruments, Inc.	15,408	2,318,134

		10,833,119

Software—1.3%
Aspen Technology, Inc. (a)	8,945	1,165,086
Progress Software Corp.	127,539	5,763,488

		6,928,574

Specialty Retail—1.0%
Aaron’s Co., Inc. (a)	34,476	653,665
Lithia Motors, Inc., Class A	9,055	2,650,127
RH (a)	4,819	2,156,599

		5,460,391

Thrifts & Mortgage Finance—4.4%
Essent Group Ltd.	66,860	2,888,352
Federal Agricultural Mortgage Corp.	17,221	1,278,659
Meta Financial Group, Inc.	93,128	3,404,760
PennyMac Financial Services, Inc.	26,711	1,752,776
Premier Financial Corp.	103,620	2,383,260
Radian Group, Inc.	121,899	2,468,455
Walker & Dunlop, Inc.	109,763	10,100,391

		24,276,653

Trading Companies & Distributors—0.9%
SiteOne Landscape Supply, Inc. (a)	5,668	899,115
Triton International Ltd.	89,411	4,337,327

		5,236,442

Water Utilities—1.0%
American States Water Co.	16,058	1,276,771
California Water Service Group	26,887	1,452,705
SJW Group	38,597	2,677,088

		5,406,564

Total Common Stock (cost—$450,161,596)		536,479,252

Exchange-Traded Funds—0.8%
Invesco S&P 500 Equal Weight (b) (cost—$4,010,385)	36,828	4,697,043

40	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

	Principal Amount (000s)	Value

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $13,752,000; collateralized by U.S. Treasury Notes, 0.125%, due 7/15/23, valued at $14,027,079 including accrued interest
(cost—$13,752,000)	$13,752	$13,752,000

Total Investments (cost—$467,923,981)—100.4%		554,928,295

Liabilities in excess of other assets-(0.4)%		(2,464,238)

Net Assets—100.0%		$552,464,057

Notes to Schedule of Investments:

(a) Non-income producing.

(b) Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

AllianzGI Technology

	Shares	Value

Common Stock—86.5%

Automobiles—2.2%
General Motors Co.	168,420	$7,013,009
Tesla, Inc. (d)	66,625	47,015,264

		54,028,273

Communications Equipment—0.0%
Arista Networks, Inc. (d)	100	29,057
Cisco Systems, Inc.	100	4,475
Lumentum Holdings, Inc. (d)	95	9,006
Motorola Solutions, Inc.	95	16,156
Nokia Oyj ADR (d)	95	371

		59,065

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR (d)	95	17,652
TAL Education Group ADR (d)	100	7,151

		24,803

Electrical Equipment—0.0%
Bloom Energy Corp., Class A (d)	12,980	372,007

Electronic Equipment, Instruments & Components—2.1%
CDW Corp.	95	12,520
Cognex Corp.	100	8,028
Flex Ltd. (d)	698,220	12,553,996
IPG Photonics Corp. (d)	95	21,260
Murata Manufacturing Co., Ltd.	300	27,159
Samsung Electro-Mechanics Co., Ltd.	165	27,097
Samsung SDI Co., Ltd.	69,889	40,503,996

		53,154,056

Entertainment—1.1%
Activision Blizzard, Inc.	4,005	371,864
NetEase, Inc. ADR	86,605	8,294,161
Netflix, Inc. (d)	32,450	17,546,689
Nintendo Co., Ltd.	100	64,194
Roku, Inc. (d)	100	33,202
Take-Two Interactive Software, Inc. (d)	2,575	535,059
Zynga, Inc., Class A (d)	161,610	1,595,091

		28,440,260

Healthcare Technology—0.3%
Veeva Systems, Inc., Class A (d)	32,515	8,852,209

Hotels, Restaurants & Leisure—0.0%
Airbnb, Inc., Class A (d)	710	104,228

Household Durables—0.0%
Garmin Ltd.	95	11,368

Industrial Conglomerates—0.0%
Roper Technologies, Inc.	100	43,109

Interactive Media & Services—8.2%
Alphabet, Inc., Class C (d)	32,850	57,549,258
Facebook, Inc., Class A (c)(d)	258,450	70,598,202
NAVER Corp.	475	128,045
Pinterest, Inc., Class A (d)	582,166	38,364,740
Snap, Inc., Class A (d)	746,510	37,377,756
Tencent Holdings Ltd.	100	7,195
Twitter, Inc. (d)	95	5,144
Yandex NV, Class A (d)	95	6,610
Yelp, Inc. (d)	95	3,104
Zillow Group, Inc., Class A (d)	95	12,914
ZoomInfo Technologies, Inc., Class A (d)	19,200	926,016

		204,978,984

	Shares	Value

Internet & Direct Marketing Retail—2.7%
Alibaba Group Holding Ltd. ADR (d)	100	$23,273
Amazon.com, Inc. (d)	20,710	67,451,020
Booking Holdings, Inc. (d)	100	222,727
eBay, Inc.	95	4,774
Expedia Group, Inc.	95	12,578
GrubHub, Inc. (d)	95	7,056
JD.com, Inc. ADR (d)	100	8,790
Trip.com Group Ltd. ADR (d)	95	3,204

		67,733,422

IT Services—17.9%
Accenture PLC, Class A	95	24,815
Adyen NV (a)(d)	95	220,736
Akamai Technologies, Inc. (d)	100	10,499
Fidelity National Information Services, Inc.	100	14,146
Fiserv, Inc. (d)	67,180	7,649,115
Global Payments, Inc.	35,609	7,670,891
GoDaddy, Inc., Class A (d)	95	7,880
MongoDB, Inc. (d)	165,700	59,492,928
Okta, Inc. (d)	292,055	74,257,904
PayPal Holdings, Inc. (d)	326,335	76,427,657
Shopify, Inc., Class A (d)	13,010	14,726,670
Snowflake, Inc., Class A (d)	15,247	4,290,506
Square, Inc., Class A (c)(d)	283,200	61,635,648
Tata Consultancy Services Ltd.	2,000	78,530
Twilio, Inc., Class A (d)	419,590	142,031,215

		448,539,140

Media—0.0%
Comcast Corp., Class A	95	4,978

Professional Services—0.0%
Verisk Analytics, Inc.	95	19,721

Road & Rail—0.7%
Lyft, Inc., Class A (d)	341,865	16,795,827

Semiconductors & Semiconductor Equipment—18.4%
Advanced Micro Devices, Inc. (c)(d)	345,175	31,655,999
Advantest Corp.	1,000	74,902
ams AG (d)	95	2,070
ASML Holding NV	100	48,772
Cree, Inc. (d)	33,405	3,537,589
Infineon Technologies AG	680,885	26,002,050
KLA Corp.	100	25,891
Lam Research Corp.	69,135	32,650,386
Marvell Technology Group Ltd.	290,715	13,820,591
Maxim Integrated Products, Inc.	95	8,422
MediaTek, Inc.	1,000	26,667
Microchip Technology, Inc.	100	13,811
Micron Technology, Inc. (c)(d)	1,110,560	83,491,901
NVIDIA Corp.	38,920	20,324,024
NXP Semiconductors NV	223,380	35,519,654
ON Semiconductor Corp. (d)	100	3,273
Qorvo, Inc. (d)	146,000	24,275,420
QUALCOMM, Inc.	351,700	53,577,978
SK Hynix, Inc.	79,760	8,712,062
Skyworks Solutions, Inc.	82,790	12,656,935
STMicroelectronics NV	370,661	13,758,936
STMicroelectronics NV	443,990	16,425,740
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	368,565	40,188,328

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	41

Schedule of Investments

December 31, 2020 (unaudited)

	Shares	Value
Teradyne, Inc.	195,340	$23,419,313
Tokyo Electron Ltd.	58,000	21,666,641
Universal Display Corp.	95	21,831

		461,909,186

Software—22.5%
Alteryx, Inc., Class A (d)	139,278	16,962,668
Atlassian Corp. PLC, Class A (d)	100	23,387
Cadence Design Systems, Inc. (d)	3,330	454,312
Crowdstrike Holdings, Inc., Class A (d)	463,705	98,221,993
CyberArk Software Ltd. (d)	132,190	21,360,582
Datadog, Inc., Class A (d)	105,865	10,421,351
DocuSign, Inc. (d)	121,505	27,010,561
Dropbox, Inc., Class A (d)	95	2,108
Dynatrace, Inc. (d)	100	4,327
Elastic NV (d)	100	14,613
FireEye, Inc. (d)	469,320	10,822,519
Fortinet, Inc. (d)	100	14,853
HubSpot, Inc. (d)	89,030	35,295,053
Intuit, Inc.	95	36,086
Microsoft Corp. (c)	154,585	34,382,796
Nutanix, Inc., Class A (d)	100	3,187
Palo Alto Networks, Inc. (d)	23,210	8,248,602
Paycom Software, Inc. (d)	236,849	107,114,960
RealPage, Inc. (d)	100	8,724
RingCentral, Inc., Class A (d)	131,560	49,857,293
Salesforce.com, Inc. (d)	100	22,253
ServiceNow, Inc. (d)	100	55,043
Slack Technologies, Inc., Class A (d)	105	4,435
Splunk, Inc. (d)	130,020	22,089,098
Trade Desk, Inc., Class A (d)	13,370	10,709,370
Varonis Systems, Inc. (d)	152,710	24,984,883
VMware, Inc., Class A (d)	95	13,325
Zendesk, Inc. (d)	5,820	832,958
Zoom Video Communications, Inc., Class A (d)	22,565	7,611,626
Zscaler, Inc. (d)	382,135	76,316,181

		562,899,147

	Shares	Value

Technology Hardware, Storage & Peripherals—10.4%
Apple, Inc. (c)	1,263,015	$167,589,460
Catcher Technology Co., Ltd.	1,000	7,353
Dell Technologies, Inc., Class C (d)	175	12,826
Hewlett Packard Enterprise Co.	95	1,126
HP, Inc.	95	2,336
NetApp, Inc.	100	6,624
Pure Storage, Inc., Class A (d)	11,950	270,189
Samsung Electronics Co., Ltd.	1,235,071	92,229,505

		260,119,419

Total Common Stock (cost—$1,171,587,224)		2,168,089,202

Exchange-Traded Funds—0.0%
Invesco S&P 500 High Beta (e) (cost—$4,352)	100	5,677

	Principal Amount (000s)

Repurchase Agreements—10.9%

State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $272,335,000; collateralized by U.S. Treasury Notes, 0.25%—2.625%, due 6/15/23—6/30/23, valued at $277,781,797 including accrued interest

(cost—$272,335,000)	$272,335	272,335,000

Total Options Purchased—2.9% (cost—$24,447,071) (d)(f)(g)		74,146,675

Total Investments, before options written and securities sold short (cost—$1,468,373,647)—100.3%		2,514,576,554

	Shares	Value

Securities Sold Short—(0.0)%

Exchange-Traded Fund—(0.0)%
iShares Core S&P Small-Cap (e) (proceeds received—$5,603)	100	$(9,190)

Total Options Written—(0.1)% (premiums received—$19,947,483) (d)(f)(g)		(3,572,505)

Total Investments, net of options written and securities sold short (cost-$1,448,420,561) (b)—100.2%		2,510,994,859

Other liabilities in excess of other assets—(0.2)%		(5,261,947)

Net Assets—100.0%		$2,505,732,912

Notes to Schedule of Investments:

(a) 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $220,736, representing less than 0.05% of net assets.

(b) Securities with an aggregate value of $206,203,942, representing 8.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(c) All or partial amount segregated for the benefit of the counterparty as collateral for security sold short and options written.

(d) Non-income producing.

(e) Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

(f) Exchange traded-Chicago Board Options Exchange.

(g) Exchange traded option contracts outstanding at December 31, 2020:

Options purchased contracts outstanding at December 31, 2020:
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)

Call options:
Alphabet, Inc.	1,700.00 USD	1/15/21	920	$92,000	$6,495,200	$6,753,295	$(258,095)
Amazon.com, Inc.	2,070.00 USD	1/15/21	250	25,000	29,701,875	2,784,260	26,917,615
Amazon.com, Inc.	2,000.00 USD	6/18/21	150	15,000	19,134,750	2,505,306	16,629,444
Datadog, Inc.	90.00 USD	1/21/22	1,034	103,400	2,688,400	1,917,960	770,440
Fidelity National Information Services, Inc.	155.00 USD	1/21/22	1,446	144,600	1,525,530	1,947,818	(422,288)
Fiserv, Inc.	120.00 USD	1/21/22	1,980	198,000	2,395,800	2,855,237	(459,437)
Global Payments, Inc.	210.00 USD	6/18/21	1,512	151,200	3,190,320	2,929,282	261,038
Palo Alto Networks, Inc.	260.00 USD	1/15/21	656	65,600	6,264,800	743,525	5,521,275
Pure Storage, Inc.	20.00 USD	1/15/21	10,000	1,000,000	2,750,000	2,010,388	739,612

Total options purchased contracts					$74,146,675	$24,447,071	$49,699,604

42	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Schedule of Investments

December 31, 2020 (unaudited)

Options written contracts outstanding at December 31, 2020:
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation

Put options:
Alphabet, Inc.	1,500.00 USD	1/15/21	(920)	$(92,000)	$(121,900)	$(5,916,232)	$5,794,332
Amazon.com, Inc.	1,500.00 USD	1/15/21	(250)	(25,000)	(750)	(1,135,297)	1,134,547
Amazon.com, Inc.	1,400.00 USD	6/18/21	(150)	(15,000)	(60,075)	(2,159,646)	2,099,571
Datadog, Inc.	70.00 USD	1/21/22	(1,034)	(103,400)	(816,860)	(1,424,392)	607,532
Fidelity National Information Services, Inc.	120.00 USD	1/21/22	(1,446)	(144,600)	(1,214,640)	(1,768,363)	553,723
Fiserv, Inc.	90.00 USD	1/21/22	(1,980)	(198,000)	(920,700)	(2,030,368)	1,109,668
Global Payments, Inc.	160.00 USD	6/18/21	(1,512)	(151,200)	(400,680)	(2,472,113)	2,071,433
KLA Corp.	160.00 USD	1/15/21	(1,026)	(102,600)	(10,260)	(1,322,476)	1,312,216
Palo Alto Networks, Inc.	230.00 USD	1/15/21	(656)	(65,600)	(1,640)	(465,510)	463,870
Pure Storage, Inc.	12.50 USD	1/15/21	(10,000)	(1,000,000)	(25,000)	(1,253,086)	1,228,086

Total options written contracts					$(3,572,505)	$(19,947,483)	$16,374,978

Glossary:

ADR—American Depositary Receipt

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	43

Statements of Assets and Liabilities

December 31, 2020 (unaudited)

	AllianzGI Dividend Value	AllianzGI Emerging Markets Opportunities	AllianzGI Focused Growth	AllianzGI Global Small-Cap
Assets:
Investments, at value	$853,344,986	$266,336,119	$1,322,302,452	$88,953,204
Investments in Affiliates, at value	—	—	—	—
Cash	601	706	869	1,336
Foreign currency, at value	—	1,190,669	—	58,013
Receivable for investments sold	5,061,344	1,881,508	3,472,458	17,687
Dividends and interest receivable (net of foreign withholding taxes)	1,600,946	672,705	196,140	36,169
Receivable for Fund shares sold	510,531	96,823	437,529	17,289
Investments in Affiliated Funds — Trustees Deferred Compensation Plan (see Note 4)	1,886,995	84,244	301,097	66,580
Tax reclaims receivable	286,955	48,949	—	144,305
Total Assets	862,692,358	270,311,723	1,326,710,545	89,294,583
Liabilities:
Payable for investments purchased	—	1,870,737	—	45,788
Payable for Fund shares redeemed	2,641,879	258,326	3,825,928	45,543
Investment Advisory fees payable	273,259	145,434	382,953	67,745
Trustees Deferred Compensation Plan payable (see Note 4)	1,886,995	84,244	301,097	66,580
Administration fees payable	270,142	59,113	380,530	30,956
Servicing fees payable	91,866	7,875	174,911	10,436
Distribution fees payable	379,631	1,360	40,118	2,407
Options written, at value	—	—	17,188	—
Total Liabilities	5,543,772	2,427,089	5,122,725	269,455
Net Assets	$857,148,586	$267,884,634	$1,321,587,820	$89,025,128
Net Assets Consist of:
Paid-in-capital	$763,203,793	$227,994,260	$573,565,392	$55,916,706
Total distributable earnings (loss)	93,944,793	39,890,374	748,022,428	33,108,422
Net Assets	$857,148,586	$267,884,634	$1,321,587,820	$89,025,128
Cost of Investments	$710,325,931	$176,676,555	$623,126,682	$62,046,535
Cost of Investments in Affiliates	$—	$—	$—	$—
Cost of Foreign Currency	$—	$1,186,858	$—	$56,766
Premiums Received for Options Written	$—	$—	$842,951	$—
Net Assets:
Class A	$350,359,081	$35,910,816	$763,754,433	$46,214,551
Class C	29,721,210	2,165,476	53,932,736	3,850,081
Class R	53,354,747	—	24,466,970	—
Class P	206,829,161	15,872,987	101,823,344	5,232,862
Institutional Class	117,436,638	189,217,471	191,645,885	33,727,634
Class R6	75,549,663	24,717,884	180,076,898	—
Administrative Class	23,898,086	—	5,887,554	—

44	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

AllianzGI Health Sciences	AllianzGI Income & Growth	AllianzGI International Value	AllianzGI Large-Cap Value	AllianzGI Mid-Cap

$174,561,044	$6,226,555,249	$154,572,388	$335,586,223	$444,884,034
—	26,932,245	—	—	—
73	1,311,117	521	581	32,780
—	—	1,195,035	—	—
694,380	8,029,741	1,521,268	—	—
136,300	36,263,793	160,892	327,489	61,685
2,916	8,858,240	47,816	126,920	196,005
55,250	758,338	390,697	228,176	81,494
193,094	—	280,657	55,347	—
175,643,057	6,308,708,723	158,169,274	336,324,736	445,255,998

—	51,021,748	3,130,785	2,667,015	—
163,609	6,886,484	321,664	144,558	195,678
117,676	3,274,712	71,447	124,564	172,626
55,250	758,338	390,697	228,176	81,494
57,678	1,778,023	57,092	99,239	142,059
33,844	737,648	15,682	36,651	75,364
2,441	881,144	33,960	4,189	17,024
—	950,795	—	—	—
430,498	66,288,892	4,021,327	3,304,392	684,245
$175,212,559	$6,242,419,831	$154,147,947	$333,020,344	$444,571,753

$142,462,845	$5,889,774,810	$582,375,410	$296,067,741	$236,382,602
32,749,714	352,645,021	(428,227,463)	36,952,603	208,189,151
$175,212,559	$6,242,419,831	$154,147,947	$333,020,344	$444,571,753
$147,125,688	$5,910,951,113	$126,491,351	$285,763,764	$270,769,957
$—	$37,230,248	$—	$—	$—
$—	$—	$1,193,298	$—	$—
$—	$1,392,580	$—	$—	$—

$157,956,079	$2,131,282,102	$64,223,441	$167,575,453	$343,851,851
3,902,231	1,407,783,408	6,380,621	5,515,166	17,506,152
—	5,098,105	4,595,990	1,347,621	2,521,196
136,808	1,624,251,259	25,828,069	18,405,402	20,651,205
13,217,441	1,074,004,957	42,470,030	139,710,166	57,667,143
—	—	1,439,949	—	—
—	—	9,209,847	466,536	2,374,206

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	45

Statements of Assets and Liabilities (cont’d)

December 31, 2020 (unaudited)

	AllianzGI Dividend Value	AllianzGI Emerging Markets Opportunities	AllianzGI Focused Growth	AllianzGI Global Small-Cap
Shares Issued and Outstanding:
Class A	31,363,734	1,059,252	10,860,417	982,712
Class C	2,602,128	63,976	1,386,626	101,009
Class R	4,776,380	—	523,626	—
Class P	18,325,244	480,473	2,094,344	101,678
Institutional Class	10,421,992	5,590,301	3,021,272	646,361
Class R6	6,736,506	734,793	2,830,998	—
Administrative Class	2,077,203	—	102,598	—
Net Asset Value and Redemption Price Per Share:*
Class A	$11.17	$33.90	$70.32	$47.03
Class C	11.42	33.85	38.89	38.12
Class R	11.17	—	46.73	—
Class P	11.29	33.04	48.62	51.47
Institutional Class	11.27	33.85	63.43	52.18
Class R6	11.21	33.64	63.61	—
Administrative Class	11.50	—	57.38	—

*	Net asset value and redemption price per share may not recalculate exactly due to rounding.

46	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

AllianzGI Health Sciences	AllianzGI Income & Growth	AllianzGI International Value	AllianzGI Large-Cap Value	AllianzGI Mid-Cap

4,719,153	166,722,288	3,110,087	5,788,635	64,374,728
165,571	121,818,308	314,418	188,111	4,364,320
—	398,777	221,924	46,027	486,616
4,021	123,397,375	1,242,856	629,552	3,240,102
387,745	80,678,009	2,041,866	4,850,546	8,954,251
—	—	69,272	—	—
—	—	444,730	15,860	410,964

$33.47	$12.78	$20.65	$28.95	$5.34
23.57	11.56	20.29	29.32	4.01
—	12.78	20.71	29.28	5.18
34.02	13.16	20.78	29.24	6.37
34.09	13.31	20.80	28.80	6.44
—	—	20.79	—	—
—	—	20.71	29.42	5.78

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	47

Statements of Assets and Liabilities (cont’d)

December 31, 2020 (unaudited)

	AllianzGI Mid-Cap Value	AllianzGI Small-Cap	AllianzGI Small-Cap Value	AllianzGI Technology
Assets:
Investments, at value	$1,403,790,203	$139,515,136	$554,928,295	$2,514,576,554
Cash	39	237,820	700	810
Foreign currency, at value	—	—	—	4,597,827
Dividends and interest receivable (net of foreign withholding taxes)	2,989,162	61,386	1,367,223	307,823
Receivable for investments sold	2,733,483	77,439	—	5,534,119
Receivable for Fund shares sold	1,381,124	513,648	883,621	1,789,817
Tax reclaims receivable	18,054	—	—	41,082
Investments in Affiliated Funds — Trustees Deferred Compensation Plan (see Note 4)	377,768	15,492	1,566,215	466,659
Total Assets	1,411,289,833	140,420,921	558,746,054	2,527,314,691
Liabilities:
Payable for investments purchased	6,995,198	268,861	1,745,013	12,767,228
Payable for Fund shares redeemed	4,000,102	9,346	1,785,562	2,004,772
Securities sold short, at value	—	—	—	9,190
Options written, at value	—	—	—	3,572,505
Investment Advisory fees payable	649,057	69,988	235,184	1,850,373
Distribution fees payable	39,552	3,470	717,628	54,806
Servicing fees payable	125,248	17,177	66,122	177,273
Administration fees payable	153,114	31,674	166,273	674,897
Trustees Deferred Compensation Plan payable (see Note 4)	377,768	15,492	1,566,215	466,659
Accrued expenses and other liabilities	—	—	—	4,076
Total Liabilities	12,340,039	416,008	6,281,997	21,581,779
Net Assets	$1,398,949,794	$140,004,913	$552,464,057	$2,505,732,912
Net Assets Consist of:
Paid-in-capital	$1,218,356,547	$98,385,595	$507,768,569	$1,351,135,480
Total distributable earnings	180,593,247	41,619,318	44,695,488	1,154,597,432
Net Assets	$1,398,949,794	$140,004,913	$552,464,057	$2,505,732,912
Cost of Investments	$1,163,329,607	$100,389,506	$467,923,981	$1,468,373,647
Cost of Foreign Currency	$—	$—	$—	$4,017,448
Proceeds Received on Securities Sold Short	$—	$—	$—	$5,603
Premiums Received for Options Written	$—	$—	$—	$19,947,483
Net Assets:
Class A	$535,928,346	$76,958,258	$295,294,722	$797,797,608
Class C	40,020,750	5,583,017	1,722,129	61,915,856
Class R	19,250,733	—	14,998,357	—
Class P	245,730,828	21,409,615	24,716,185	198,299,309
Institutional Class	433,305,268	29,090,624	95,993,758	1,365,377,873
Class R6	86,980,439	6,963,399	80,975,179	—
Administrative Class	37,733,430	—	38,763,727	82,342,266

48	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Statements of Assets and Liabilities (cont’d)

December 31, 2020 (unaudited)

	AllianzGI Mid-Cap Value	AllianzGI Small-Cap	AllianzGI Small-Cap Value	AllianzGI Technology
Shares Issued and Outstanding:
Class A	17,459,676	3,221,117	21,955,110	10,437,616
Class C	1,612,121	246,283	145,086	1,436,957
Class R	745,903	—	1,007,152	—
Class P	10,209,019	886,447	1,564,624	2,159,712
Institutional Class	13,128,348	1,194,596	6,002,583	14,402,222
Class R6	2,638,874	285,684	5,110,208	—
Administrative Class	1,188,528	—	2,884,967	970,053
Net Asset Value and Redemption Price Per Share:*
Class A	$30.70	$23.89	$13.45	$76.43
Class C	24.82	22.67	11.87	43.09
Class R	25.81	—	14.89	—
Class P	24.07	24.15	15.80	91.82
Institutional Class	33.01	24.35	15.99	94.80
Class R6	32.96	24.37	15.85	—
Administrative Class	31.75	—	13.44	84.88

*	Net asset value and redemption price per share may not recalculate exactly due to rounding.

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	49

Statements of Operations

Six Months ended December 31, 2020 (unaudited)

	AllianzGI Dividend Value	AllianzGI Emerging Markets Opportunities	AllianzGI Focused Growth	AllianzGI Global Small-Cap
Investment Income:
Dividends, net of foreign withholding taxes*	$11,234,883	$2,689,113	$3,199,051	$351,548
Interest	—	—	—	1
Dividends from investments in Affiliates	—	—	—	—
Miscellaneous	—	3	—	—
Total Investment Income	11,234,883	2,689,116	3,199,051	351,549
Expenses:
Investment advisory	1,926,127	1,103,050	2,753,865	364,320
Administration	1,592,126	538,288	2,211,544	166,189
Distribution — Class C	122,600	7,928	190,423	13,959
Distribution — Class R	65,916	—	29,198	—
Servicing — Class A	432,748	43,256	889,949	50,626
Servicing — Class C	40,867	2,643	63,474	4,653
Servicing — Class R	65,916	—	29,198	—
Distribution and/or servicing — Administrative Class	31,661	—	6,602	—
Trustees	60,633	18,045	81,127	5,463
Line of credit commitment	9,954	2,980	13,647	897
Legal	370	111	547	34
Miscellaneous	7,160	27,275	8,796	399
Total Expenses	4,356,078	1,743,576	6,278,370	606,540
Less: Investment Advisory/Administration waived	(321,021)	(454,197)	(683,166)	—
Net Expenses	4,035,057	1,289,379	5,595,204	606,540
Net Investment Income (Loss)	7,199,826	1,399,737	(2,396,153)	(254,991)
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	28,151,729	25,212,478	107,883,460	11,180,544
Options written	—	—	574,213	—
Forward foreign currency contracts	—	—	—	(146)
Foreign currency transactions	—	(85,004)	—	7,759
Net change in unrealized appreciation/depreciation of:
Investments	93,353,222	46,178,468	217,376,167	15,181,628
Investments in Affiliates	—	—	—	—
Options written	—	—	286,925	—
Forward foreign currency contracts	—	—	—	29
Foreign currency transactions	—	65,370	—	10,332
Net realized and change in unrealized gain	121,504,951	71,371,312	326,120,765	26,380,146
Net Increase in Net Assets Resulting from Investment Operations	$128,704,777	$72,771,049	$323,724,612	$26,125,155
* Foreign withholding taxes	$21,479	$510,884	$—	$25,090

50	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

AllianzGI Health Sciences	AllianzGI Income & Growth	AllianzGI International Value	AllianzGI Large-Cap Value	AllianzGI Mid-Cap

$989,802	$18,658,539	$1,608,558	$3,029,615	$553,764
—	54,133,144	—	—	—
—	285,768	—	—	—
—	—	1	—	—

989,802	73,077,451	1,608,559	3,029,615	553,764

688,852	18,113,936	423,978	668,305	928,788
337,849	9,665,596	330,109	537,882	763,114
15,251	4,853,337	24,442	24,061	60,172
—	6,642	5,581	1,592	2,577
193,607	2,381,658	75,221	199,994	381,056
5,084	1,617,779	8,147	8,020	20,057
—	6,642	5,581	1,592	2,577
—	—	6,073	1,340	2,594
11,549	360,462	9,364	19,406	25,532
1,979	61,389	1,572	3,277	4,326
76	2,432	60	127	169
69	19,690	437	146	3,862
1,254,316	37,089,563	890,565	1,465,742	2,194,824
—	(435,844)	(52,997)	—	—
1,254,316	36,653,719	837,568	1,465,742	2,194,824
(264,514)	36,423,732	770,991	1,563,873	(1,641,060)

16,479,638	192,167,290	13,532,744	(652,989)	56,473,900
—	(3,203,213)	—	—	—
(6,619)	—	—	—	—
10,723	—	55,316	—	5

3,431,523	850,008,322	16,638,042	50,157,482	71,314,605
—	1,581,650	—	—	—
—	420,450	—	—	—
—	—	—	—	—
1,201	—	11,319	—	—
19,916,466	1,040,974,499	30,237,421	49,504,493	127,788,510
$19,651,952	$1,077,398,231	$31,008,412	$51,068,366	$126,147,450
$6,606	$—	$152,090	$—	$3,538

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	51

Statements of Operations (cont’d)

Six Months ended December 31, 2020 (unaudited)

	AllianzGI Mid-Cap Value	AllianzGI Small-Cap	AllianzGI Small-Cap Value	AllianzGI Technology
Investment Income:
Dividends, net of foreign withholding taxes*	$14,689,326	$689,262	$7,799,327	$2,803,970
Miscellaneous	–	–	—	(58)
Total Investment Income	14,689,326	689,262	7,799,327	2,803,912
Expenses:
Investment advisory	3,629,845	371,096	1,600,798	9,870,603
Administration	2,319,511	228,978	938,286	3,621,861
Distribution — Class C	145,072	17,946	6,276	210,674
Distribution — Class R	21,734	—	18,051	—
Servicing — Class A	635,018	83,226	346,444	911,410
Servicing — Class C	48,357	5,982	2,092	70,225
Servicing — Class R	21,734	—	18,051	—
Distribution and/or servicing — Administrative Class	45,744	—	45,145	66,647
Legal	567	52	219	957
Dividends on securities sold short	—	—	—	54
Trustees	88,513	7,997	37,937	140,796
Securities sold short	—	—	—	27,486
Excise tax	—	—	7,385	—
Line of credit commitment	14,827	1,346	6,064	23,853
Miscellaneous	324	1,782	1,665	13,401
Total Expenses	6,971,246	718,405	3,028,413	14,957,967
Less: Investment Advisory/Administration waived	(1,451,938)	(61,849)	(266,800)	(9,255)
Net Expenses	5,519,308	656,556	2,761,613	14,948,712
Net Investment Income (Loss)	9,170,018	32,706	5,037,714	(12,144,800)
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	58,555,581	12,999,640	(5,483,215)	320,835,602
Securities sold short	—	—	—	(1,846,435)
Options written	—	—	—	3,856,687
Forward foreign currency contracts	—	—	—	38,345
Foreign currency transactions	—	—	3,507	212,185
Net change in unrealized appreciation/depreciation of:
Investments	177,927,926	25,471,055	114,539,839	345,541,149
Securities sold short	—	—	—	(36)
Options written	—	—	—	15,569,841
Foreign currency transactions	—	—	11	223,909
Net realized and change in unrealized gain	236,483,507	38,470,695	109,060,142	684,431,247
Net Increase in Net Assets Resulting from Investment Operations	$245,653,525	$38,503,401	$114,097,856	$672,286,447
* Foreign withholding taxes	$—	$1,118	$2,969	$166,779

52	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

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See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	53

Statements of Changes in Net Assets

	AllianzGI Dividend Value		AllianzGI Emerging Markets Opportunities

	Six Months ended December 31, 2020 (unaudited)	Year ended June 30, 2020	Six Months ended December 31, 2020 (unaudited)	Year ended June 30, 2020
Increase (Decrease) in Net Assets from:

Investment Operations:
Net investment income (loss)	$7,199,826	$20,814,816	$1,399,737	$6,519,781
Net realized gain (loss)	28,151,729	19,124,818	25,127,474	(28,897,731)
Net change in unrealized appreciation/depreciation	93,353,222	(126,220,431)	46,243,838	9,491,633

Net increase (decrease) in net assets resulting from investment operations	128,704,777	(86,280,797)	72,771,049	(12,886,317)
Distributions to Shareholders from:

Distributable earnings:
Class A	(2,213,306)	(56,080,548)	(332,136)	(917,791)
Class C	(55,052)	(6,720,695)	(1)	(32,037)
Class R	(264,191)	(8,916,420)	—	—
Class P	(1,570,608)	(43,500,474)	(214,835)	(381,714)
Institutional Class	(927,922)	(27,828,308)	(2,694,152)	(6,546,761)
Class R6	(571,444)	(9,340,811)	(370,929)	(582,626)
Administrative Class	(156,821)	(4,094,685)	—	—
Total distributions to shareholders	(5,759,344)	(156,481,941)	(3,612,053)	(8,460,929)
Fund Share Transactions:
Net proceeds from the sale of shares	44,724,722	140,656,577	18,863,187	64,881,545
Issued in reinvestment of distributions	5,162,894	137,434,327	3,320,821	8,039,907
Cost of shares redeemed	(161,885,223)	(546,370,620)	(76,985,764)	(176,406,409)
Net increase (decrease) from Fund share transactions	(111,997,607)	(268,279,716)	(54,801,756)	(103,484,957)
Total increase (decrease) in net assets	10,947,826	(511,042,454)	14,357,240	(124,832,203)
Net Assets:
Beginning of period	846,200,760	1,357,243,214	253,527,394	378,359,597
End of period	$857,148,586	$846,200,760	$267,884,634	$253,527,394

—	May reflect actual amounts rounding to less than $1.

54	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

AllianzGI Focused Growth		AllianzGI Global Small-Cap		AllianzGI Health Sciences

Six Months ended December 31, 2020 (unaudited)	Year ended June 30, 2020	Six Months ended December 31, 2020 (unaudited)	Year ended June 30, 2020	Six Months ended December 31, 2020 (unaudited)	Year ended June 30, 2020

$(2,396,153)	$(1,158,939)	$(254,991)	$(497,242)	$(264,514)	$222,055
108,457,673	141,194,027	11,188,157	6,085,536	16,483,742	16,594,451
217,663,092	84,472,455	15,191,989	(8,600,197)	3,432,724	2,454,066

323,724,612	224,507,543	26,125,155	(3,011,903)	19,651,952	19,270,572

(61,954,695)	(71,954,089)	(2,066,370)	(3,176,268)	(20,303,559)	(10,065,053)
(7,421,205)	(8,748,772)	(207,917)	(499,188)	(672,961)	(345,656)
(2,810,594)	(3,434,752)	—	—	—	—
(11,539,453)	(14,030,851)	(212,646)	(646,423)	(18,352)	—
(17,046,966)	(20,050,942)	(1,360,678)	(3,167,395)	(1,858,361)	(313,756)
(15,710,734)	(18,688,902)	—	—	—	—
(563,961)	(695,736)	—	—	—	—
(117,047,608)	(137,604,044)	(3,847,611)	(7,489,274)	(22,853,233)	(10,724,465)

82,296,458	138,942,551	3,225,373	4,601,862	5,633,098	13,767,000
106,546,287	123,886,800	3,637,689	6,996,507	22,074,370	10,356,965
(150,285,089)	(314,763,479)	(14,669,337)	(60,435,140)	(12,919,888)	(24,532,379)
38,557,656	(51,934,128)	(7,806,275)	(48,836,771)	14,787,580	(408,414)
245,234,660	34,969,371	14,471,269	(59,337,948)	11,586,299	8,137,693

1,076,353,160	1,041,383,789	74,553,859	133,891,807	163,626,260	155,488,567
$1,321,587,820	$1,076,353,160	$89,025,128	$74,553,859	$175,212,559	$163,626,260

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	55

Statements of Changes in Net Assets (cont’d)

	AllianzGI Income & Growth		AllianzGI International Value

	Six Months ended December 31, 2020 (unaudited)	Year ended June 30, 2020	Six Months ended December 31, 2020 (unaudited)	Year ended June 30, 2020
Increase (Decrease) in Net Assets from:

Investment Operations:
Net investment income (loss)	$36,423,732	$73,611,916	$770,991	$3,277,691
Net realized gain (loss)	188,964,077	319,859,874	13,588,060	(19,914,865)
Net change in unrealized appreciation/depreciation	852,010,422	(99,316,390)	16,649,361	4,997,409

Net increase (decrease) in net assets resulting from investment operations	1,077,398,231	294,155,400	31,008,412	(11,639,765)
Distributions to Shareholders from:

Distributable earnings:
Class A	(66,976,509)	(119,931,728)	(934,506)	(1,405,157)
Class C	(45,809,941)	(95,475,297)	(70,946)	(148,309)
Class R	(178,268)	(430,317)	(62,180)	(100,179)
Class P	(50,982,798)	(91,904,739)	(403,314)	(709,355)
Institutional Class	(32,783,770)	(59,262,556)	(684,151)	(1,056,165)
Class R6	—	—	(22,889)	(32,599)
Administrative Class	—	—	(92,417)	(27,201)
Total distributions to shareholders	(196,731,286)	(367,004,637)	(2,270,403)	(3,478,965)
Fund Share Transactions:
Net proceeds from the sale of shares	967,490,106	1,479,074,103	17,250,788	17,583,522
Issued in reinvestment of distributions	178,384,030	331,618,076	2,086,852	3,176,764
Cost of shares redeemed	(688,703,165)	(1,356,266,581)	(23,392,456)	(55,982,371)
Net increase (decrease) from Fund share transactions	457,170,971	454,425,598	(4,054,816)	(35,222,085)
Total increase (decrease) in net assets	1,337,837,916	381,576,361	24,683,193	(50,340,815)
Net Assets:
Beginning of period	4,904,581,915	4,523,005,554	129,464,754	179,805,569
End of period	$6,242,419,831	$4,904,581,915	$154,147,947	$129,464,754

—	May reflect actual amounts rounding to less than $1.

56	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

AllianzGI Large-Cap Value		AllianzGI Mid-Cap		AllianzGI Mid-Cap Value

Six Months ended December 31, 2020 (unaudited)	Year ended June 30, 2020	Six Months ended December 31, 2020 (unaudited)	Year ended June 30, 2020	Six Months ended December 31, 2020 (unaudited)	Year ended June 30, 2020

$1,563,873	$4,812,182	$(1,641,060)	$(2,017,489)	$9,170,018	$19,076,741
(652,989)	515,374	56,473,905	31,423,983	58,555,581	(50,734,444)
50,157,482	(18,371,499)	71,314,605	30,674,691	177,927,926	(94,080,300)
51,068,366	(13,043,943)	126,147,450	60,081,185	245,653,525	(125,738,003)

(487,671)	(5,831,151)	(34,098,164)	(11,314,973)	(5,490,368)	(47,357,050)
(2)	(249,261)	(2,223,514)	(890,197)	(139,963)	(4,329,388)
(2,187)	(58,717)	(247,636)	(62,933)	(187,930)	(1,914,476)
(73,645)	(654,862)	(1,762,260)	(486,183)	(4,346,501)	(21,721,615)
(571,818)	(3,758,206)	(4,701,695)	(2,171,232)	(6,026,446)	(33,543,054)
—	—	—	—	(1,244,784)	(5,444,939)
(3,099)	(44,392)	(217,927)	(70,695)	(405,399)	(2,689,085)
(1,138,422)	(10,596,589)	(43,251,196)	(14,996,213)	(17,841,391)	(116,999,607)

43,881,602	68,570,284	21,153,853	55,585,635	160,351,159	432,993,516
1,082,634	9,937,244	39,099,800	13,532,766	15,956,717	104,673,910
(29,895,196)	(132,376,371)	(49,348,376)	(75,600,574)	(230,497,076)	(382,404,116)
15,069,040	(53,868,843)	10,905,277	(6,482,173)	(54,189,200)	155,263,310
64,998,984	(77,509,375)	93,801,531	38,602,799	173,622,934	(87,474,300)

268,021,360	345,530,735	350,770,222	312,167,423	1,225,326,860	1,312,801,160
$333,020,344	$268,021,360	$444,571,753	$350,770,222	$1,398,949,794	$1,225,326,860

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	57

Statements of Changes in Net Assets (cont’d)

	AllianzGI Small-Cap		AllianzGI Small-Cap Value

	Six Months ended December 31, 2020 (unaudited)	Year ended June 30, 2020	Six Months ended December 31, 2020 (unaudited)	Year ended June 30, 2020
Increase (Decrease) in Net Assets from:

Investment Operations:
Net investment income (loss)	$32,706	$372,939	$5,037,714	$11,192,305
Net realized gain (loss)	12,999,640	(8,467,197)	(5,479,708)	15,556,655
Net change in unrealized appreciation/depreciation	25,471,055	(2,123,837)	114,539,850	(133,222,295)
Net increase (decrease) in net assets resulting from investment operations	38,503,401	(10,218,095)	114,097,856	(106,473,335)
Distributions to Shareholders from:

Distributable earnings:
Class A	(78,037)	(36,355)	(6,282,851)	(34,922,642)
Class C	(2)	(2)	(24,884)	(223,274)
Class R	—	—	(213,512)	(1,588,320)
Class P	(72,874)	(54,723)	(493,801)	(2,577,066)
Institutional Class	(130,828)	(51,869)	(2,005,893)	(11,170,094)
Class R6	(28,681)	(96,048)	(1,728,212)	(10,202,555)
Administrative Class	—	—	(739,033)	(9,276,658)
Total distributions to shareholders	(310,422)	(238,997)	(11,488,186)	(69,960,609)
Fund Share Transactions:
Net proceeds from the sale of shares	15,217,445	58,465,117	26,906,794	79,233,991
Issued in reinvestment of distributions	303,205	234,792	10,525,519	64,678,073
Cost of shares redeemed	(23,911,182)	(48,688,186)	(115,764,241)	(490,909,819)
Net increase (decrease) from Fund share transactions	(8,390,532)	10,011,723	(78,331,928)	(346,997,755)
Total increase (decrease) in net assets	29,802,447	(445,369)	24,277,742	(523,431,699)
Net Assets:
Beginning of period	110,202,466	110,647,835	528,186,315	1,051,618,014
End of period	$140,004,913	$110,202,466	$552,464,057	$528,186,315

—	May reflect actual amounts rounding to less than $1.

58	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

AllianzGI Technology

Six Months ended December 31, 2020 (unaudited)	Year ended June 30, 2020

$(12,144,800)	$(14,920,229)
323,096,384	312,837,062
361,334,863	116,262,900
672,286,447	414,179,733

(139,870,651)	(99,021,129)
(17,151,617)	(10,444,134)
—	—
(29,816,455)	(20,909,955)
(197,486,960)	(115,521,538)
—	—
(13,247,263)	(1,647,783)
(397,572,946)	(247,544,539)

327,636,033	382,937,947
381,511,884	236,616,587
(355,570,994)	(526,003,444)
353,576,923	93,551,090
628,290,424	260,186,284

1,877,442,488	1,617,256,204
$2,505,732,912	$1,877,442,488

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	59

Financial Highlights

For a Share Outstanding for the Period ended:^

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
AllianzGI Dividend Value:
Class A
12/31/2020†	$9.67	$0.08	$1.49	$1.57	$(0.07)	$—
6/30/2020	12.11	0.19	(1.01)	(0.82)	(0.20)	(1.42)
6/30/2019	14.76	0.26	(0.05)	0.21	(0.26)	(2.60)
6/30/2018	17.20	0.27	1.45	1.72	(0.28)	(3.88)
6/30/2017	15.74	0.34	2.08	2.42	(0.37)	(0.59)
6/30/2016	16.68	0.37	(0.92)	(0.55)	(0.39)	—
Class C
12/31/2020†	$9.88	$0.04	$1.52	$1.56	$(0.02)	$—
6/30/2020	12.32	0.11	(1.02)	(0.91)	(0.11)	(1.42)
6/30/2019	14.92	0.17	(0.05)	0.12	(0.12)	(2.60)
6/30/2018	17.34	0.15	1.46	1.61	(0.15)	(3.88)
6/30/2017	15.86	0.21	2.10	2.31	(0.24)	(0.59)
6/30/2016	16.83	0.25	(0.93)	(0.68)	(0.29)	—
Class R
12/31/2020†	$9.67	$0.07	$1.48	$1.55	$(0.05)	$—
6/30/2020	12.10	0.17	(1.01)	(0.84)	(0.17)	(1.42)
6/30/2019	14.71	0.23	(0.05)	0.18	(0.19)	(2.60)
6/30/2018	17.15	0.23	1.45	1.68	(0.24)	(3.88)
6/30/2017	15.70	0.29	2.08	2.37	(0.33)	(0.59)
6/30/2016	16.65	0.33	(0.92)	(0.59)	(0.36)	—
Class P
12/31/2020†	$9.77	$0.10	$1.50	$1.60	$(0.08)	$—
6/30/2020	12.21	0.23	(1.02)	(0.79)	(0.23)	(1.42)
6/30/2019	14.87	0.30	(0.05)	0.25	(0.31)	(2.60)
6/30/2018	17.30	0.32	1.45	1.77	(0.32)	(3.88)
6/30/2017	15.83	0.38	2.09	2.47	(0.41)	(0.59)
6/30/2016	16.77	0.41	(0.93)	(0.52)	(0.42)	—
Institutional Class
12/31/2020†	$9.75	$0.10	$1.51	$1.61	$(0.09)	$—
6/30/2020	12.20	0.24	(1.03)	(0.79)	(0.24)	(1.42)
6/30/2019	14.87	0.31	(0.05)	0.26	(0.33)	(2.60)
6/30/2018	17.30	0.34	1.45	1.79	(0.34)	(3.88)
6/30/2017	15.82	0.41	2.08	2.49	(0.42)	(0.59)
6/30/2016	16.76	0.42	(0.93)	(0.51)	(0.43)	—
Class R6
12/31/2020†	$9.71	$0.11	$1.48	$1.59	$(0.09)	$—
6/30/2020	12.15	0.24	(1.02)	(0.78)	(0.24)	(1.42)
6/30/2019	14.83	0.31	(0.04)	0.27	(0.35)	(2.60)
6/30/2018	17.27	0.34	1.45	1.79	(0.35)	(3.88)
6/30/2017	15.80	0.41	2.09	2.50	(0.44)	(0.59)
6/30/2016	16.74	0.42	(0.92)	(0.50)	(0.44)	—
Administrative Class
12/31/2020†	$9.96	$0.09	$1.52	$1.61	$(0.07)	$—
6/30/2020	12.41	0.21	(1.03)	(0.82)	(0.21)	(1.42)
6/30/2019	15.04	0.28	(0.05)	0.23	(0.26)	(2.60)
6/30/2018	17.41	0.32	1.43	1.75	(0.24)	(3.88)
6/30/2017	15.92	0.36	2.11	2.47	(0.39)	(0.59)
6/30/2016	16.87	0.39	(0.94)	(0.55)	(0.40)	—

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

60	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.07)	$11.17	16.25%	$350,359	1.04	%(c)(d)	1.12	%(c)(d)	1.59	%(c)(d)	48%
(1.62)	9.67	(8.54)	329,828	1.04		1.12		1.74		139
(2.86)	12.11	4.39	453,255	1.01		1.11		1.97		52
(4.16)	14.76	9.55	480,068	0.95		1.10		1.66		47
(0.96)	17.20	15.55	599,510	0.99		1.09		2.02		41
(0.39)	15.74	(3.25)	814,993	1.07		1.07		2.34		42

$(0.02)	$11.42	15.80%	$29,721	1.79	%(c)(d)	1.87	%(c)(d)	0.81	%(c)(d)	48%
(1.53)	9.88	(9.17)	38,900	1.79		1.87		0.98		139
(2.72)	12.32	3.56	75,395	1.76		1.86		1.23		52
(4.03)	14.92	8.77	231,933	1.70		1.85		0.91		47
(0.83)	17.34	14.67	274,212	1.74		1.84		1.28		41
(0.29)	15.86	(3.97)	347,825	1.82		1.82		1.59		42

$(0.05)	$11.17	16.10%	$53,355	1.29	%(c)(d)	1.37	%(c)(d)	1.33	%(c)(d)	48%
(1.59)	9.67	(8.70)	52,184	1.29		1.37		1.49		139
(2.79)	12.10	4.07	73,610	1.26		1.36		1.72		52
(4.12)	14.71	9.30	94,437	1.20		1.35		1.41		47
(0.92)	17.15	15.24	130,630	1.24		1.34		1.77		41
(0.36)	15.70	(3.50)	157,199	1.32		1.32		2.09		42

$(0.08)	$11.29	16.42%	$206,829	0.79	%(c)(d)	0.87	%(c)(d)	1.82	%(c)(d)	48%
(1.65)	9.77	(8.23)	221,250	0.79		0.87		1.98		139
(2.91)	12.21	4.62	378,642	0.76		0.86		2.22		52
(4.20)	14.87	9.83	551,096	0.70		0.85		1.91		47
(1.00)	17.30	15.79	639,847	0.74		0.84		2.27		41
(0.42)	15.83	(3.03)	1,057,863	0.82		0.82		2.60		42

$(0.09)	$11.27	16.51%	$117,437	0.69	%(c)(d)	0.77	%(c)(d)	1.93	%(c)(d)	48%
(1.66)	9.75	(8.24)	117,755	0.69		0.77		2.07		139
(2.93)	12.20	4.75	263,357	0.66		0.76		2.32		52
(4.22)	14.87	9.94	438,422	0.60		0.75		2.03		47
(1.01)	17.30	15.96	731,788	0.64		0.74		2.44		41
(0.43)	15.82	(2.95)	2,233,140	0.72		0.72		2.69		42

$(0.09)	$11.21	16.42%	$75,550	0.64	%(c)(d)	0.72	%(c)(d)	2.01	%(c)(d)	48%
(1.66)	9.71	(8.12)	60,490	0.64		0.72		2.15		139
(2.95)	12.15	4.82	65,935	0.61		0.71		2.38		52
(4.23)	14.83	9.96	85,285	0.55		0.70		2.06		47
(1.03)	17.27	16.01	95,755	0.59		0.69		2.44		41
(0.44)	15.80	(2.90)	128,994	0.67		0.67		2.72		42

$(0.07)	$11.50	16.21%	$23,898	0.94	%(c)(d)	1.02	%(c)(d)	1.67	%(c)(d)	48%
(1.63)	9.96	(8.33)	25,794	0.94		1.02		1.84		139
(2.86)	12.41	4.42	47,049	0.91		1.01		2.07		52
(4.12)	15.04	9.67	84,009	0.85		1.00		1.87		47
(0.98)	17.41	15.68	345,533	0.89		0.99		2.11		41
(0.40)	15.92	(3.19)	387,993	0.97		0.97		2.44		42

(c)	Annualized, unless otherwise noted.
(d)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	61

Financial Highlights (cont’d)

For a Share Outstanding for the Period ended:^

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Net Asset Value, End of Period
AllianzGI Emerging Markets Opportunities:
Class A
12/31/2020†	$25.88	$0.11	$8.22	$8.33	$(0.31)	$33.90
6/30/2020	27.06	0.46	(1.08)	(0.62)	(0.56)	25.88
6/30/2019	28.53	0.56	(1.55)	(0.99)	(0.48)	27.06
6/30/2018	26.59	0.41	1.85	2.26	(0.32)	28.53
6/30/2017	22.60	0.41	3.98	4.39	(0.40)	26.59
6/30/2016	25.90	0.34	(3.39)	(3.05)	(0.25)	22.60
Class C
12/31/2020†	$25.69	$—	$8.16	$8.16	$—	$33.85
6/30/2020	26.81	0.28	(1.10)	(0.82)	(0.30)	25.69
6/30/2019	28.05	0.31	(1.45)	(1.14)	(0.10)	26.81
6/30/2018	26.13	0.16	1.84	2.00	(0.08)	28.05
6/30/2017	22.09	0.19	3.96	4.15	(0.11)	26.13
6/30/2016	25.21	0.22	(3.34)	(3.12)	—	22.09
Class P
12/31/2020†	$25.30	$0.14	$8.05	$8.19	$(0.45)	$33.04
6/30/2020	26.46	0.53	(1.06)	(0.53)	(0.63)	25.30
6/30/2019	28.02	0.55	(1.47)	(0.92)	(0.64)	26.46
6/30/2018	26.17	0.46	1.84	2.30	(0.45)	28.02
6/30/2017	22.23	0.44	3.94	4.38	(0.44)	26.17
6/30/2016	25.44	0.46	(3.40)	(2.94)	(0.27)	22.23
Institutional Class
12/31/2020†	$25.91	$0.17	$8.24	$8.41	$(0.47)	$33.85
6/30/2020	27.10	0.54	(1.06)	(0.52)	(0.67)	25.91
6/30/2019	28.72	0.54	(1.47)	(0.93)	(0.69)	27.10
6/30/2018	26.83	0.53	1.85	2.38	(0.49)	28.72
6/30/2017	22.74	0.49	4.03	4.52	(0.43)	26.83
6/30/2016	25.95	0.44	(3.42)	(2.98)	(0.23)	22.74
Class R6
12/31/2020†	$25.78	$0.17	$8.20	$8.37	$(0.51)	$33.64
6/30/2020	26.96	0.54	(1.03)	(0.49)	(0.69)	25.78
6/30/2019	28.57	0.57	(1.48)	(0.91)	(0.70)	26.96
6/30/2018	26.69	0.62	1.76	2.38	(0.50)	28.57
6/30/2017	22.69	0.60	3.90	4.50	(0.50)	26.69
12/14/2015* - 6/30/2016	21.21	0.31	1.47	1.78	(0.30)	22.69

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
*	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.

62	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Total Return (b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

32.23%	$35,911	1.29	%(c)	1.64	%(c)	0.76	%(c)	33%
(2.45)	32,514	1.28		1.63		1.75		83
(3.29)	48,388	1.26		1.61		2.08		101
8.44	108,279	1.26		1.61		1.36		88
19.76	154,357	1.42		1.62		1.69		155
(11.73)	143,677	1.48		1.62		1.59		85

31.76%	$2,166	2.04	%(c)	2.39	%(c)	0.02	%(c)	33%
(3.16)	2,022	2.03		2.38		1.08		83
(4.05)	3,675	2.01		2.36		1.15		101
7.63	8,113	2.01		2.36		0.55		88
18.91	8,982	2.17		2.37		0.80		155
(12.38)	11,862	2.27		2.37		1.02		85

32.41%	$15,873	1.04	%(c)	1.39	%(c)	0.97	%(c)	33%
(2.19)	12,814	1.03		1.38		2.07		83
(3.05)	20,454	1.01		1.36		2.08		101
8.71	29,887	1.01		1.36		1.55		88
20.11	21,586	1.17		1.37		1.86		155
(11.51)	20,262	1.26		1.37		2.11		85

32.52%	$189,217	0.94	%(c)	1.29	%(c)	1.15	%(c)	33%
(2.11)	186,595	0.93		1.28		2.05		83
(2.97)	282,196	0.91		1.26		2.03		101
8.79	197,536	0.91		1.26		1.74		88
20.26	72,688	1.07		1.27		2.02		155
(11.41)	64,785	1.17		1.27		2.00		85

32.53%	$24,718	0.89	%(c)	1.24	%(c)	1.14	%(c)	33%
(2.04)	19,582	0.88		1.23		2.10		83
(2.93)	23,647	0.86		1.21		2.13		101
8.85	24,277	0.86		1.21		2.03		88
20.27	692	1.02		1.22		2.46		155
8.46	21	1.07	(c)	1.22	(c)	2.63	(c)	85

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	63

Financial Highlights (cont’d)

For a Share Outstanding for the Period ended:^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
AllianzGI Focused Growth:
Class A
12/31/2020†	$58.46	$(0.16)	$18.14	$17.98	$—	$(6.12)
6/30/2020	53.33	(0.10)	12.28	12.18	—	(7.05)
6/30/2019	56.83	(0.08)	2.48	2.40	—	(5.90)
6/30/2018	46.62	—	10.92	10.92	—	(0.71)
6/30/2017	40.72	0.06	6.85	6.91	—	(1.01)
6/30/2016	42.73	0.08	0.62	0.70	—	(2.71)
Class C
12/31/2020†	$34.58	$(0.25)	$10.68	$10.43	$—	$(6.12)
6/30/2020	34.42	(0.31)	7.52	7.21	—	(7.05)
6/30/2019	39.41	(0.36)	1.27	0.91	—	(5.90)
6/30/2018	32.76	(0.29)	7.65	7.36	—	(0.71)
6/30/2017	29.12	(0.19)	4.84	4.65	—	(1.01)
6/30/2016	31.53	(0.17)	0.47	0.30	—	(2.71)
Class R
12/31/2020†	$40.49	$(0.17)	$12.53	$12.36	$—	$(6.12)
6/30/2020	39.02	(0.18)	8.70	8.52	—	(7.05)
6/30/2019	43.54	(0.16)	1.54	1.38	—	(5.90)
6/30/2018	35.95	(0.11)	8.41	8.30	—	(0.71)
6/30/2017	31.71	(0.04)	5.29	5.25	—	(1.01)
6/30/2016	33.93	(0.02)	0.51	0.49	—	(2.71)
Class P
12/31/2020†	$41.83	$(0.06)	$12.97	$12.91	$—	$(6.12)
6/30/2020	39.91	0.01	8.96	8.97	—	(7.05)
6/30/2019	44.18	0.03	1.60	1.63	—	(5.90)
6/30/2018	36.33	0.09	8.52	8.61	(0.05)	(0.71)
6/30/2017	31.88	0.14	5.32	5.46	—	(1.01)
6/30/2016	33.94	0.15	0.50	0.65	—	(2.71)
Institutional Class
12/31/2020†	$53.11	$(0.04)	$16.48	$16.44	$—	$(6.12)
6/30/2020	48.89	0.06	11.21	11.27	—	(7.05)
6/30/2019	52.51	0.09	2.19	2.28	—	(5.90)
6/30/2018	43.02	0.16	10.08	10.24	(0.04)	(0.71)
6/30/2017	37.53	0.20	6.30	6.50	—	(1.01)
6/30/2016	39.45	0.21	0.58	0.79	—	(2.71)
Class R6
12/31/2020†	$53.23	$(0.03)	$16.53	$16.50	$—	$(6.12)
6/30/2020	48.96	0.09	11.23	11.32	—	(7.05)
6/30/2019	52.56	0.11	2.19	2.30	—	(5.90)
6/30/2018	43.04	0.19	10.10	10.29	(0.06)	(0.71)
6/30/2017	37.53	0.21	6.31	6.52	—	(1.01)
12/14/2015* - 6/30/2016	37.51	0.12	(0.10)	0.02	—	—
Administrative Class
12/31/2020†	$48.56	$(0.11)	$15.05	$14.94	$—	$(6.12)
6/30/2020	45.36	(0.05)	10.30	10.25	—	(7.05)
6/30/2019	49.33	(0.04)	1.97	1.93	—	(5.90)
6/30/2018	40.51	0.03	9.50	9.53	—	(0.71)
6/30/2017	35.48	0.09	5.95	6.04	—	(1.01)
6/30/2016	37.53	0.11	0.55	0.66	—	(2.71)

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
*	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.

64	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(6.12)	$70.32	30.89%	$763,754	0.99	%(c)	1.11	%(c)	(0.47	)%(c)	21%
(7.05)	58.46	24.74	618,302	1.00		1.12		(0.20)		63
(5.90)	53.33	6.79	577,106	1.00		1.12		(0.15)		50
(0.71)	56.83	23.53	421,188	0.99		1.11		—		40
(1.01)	46.62	17.29	373,359	1.05		1.11		0.15		46
(2.71)	40.72	1.54	357,077	1.11		1.11		0.20		55

$(6.12)	$38.89	30.37%	$53,933	1.76	%(c)	1.86	%(c)	(1.24	)%(c)	21%
(7.05)	34.58	23.79	45,878	1.77		1.87		(0.97)		63
(5.90)	34.42	5.93	48,706	1.77		1.87		(0.93)		50
(0.71)	39.41	22.59	233,854	1.76		1.86		(0.77)		40
(1.01)	32.76	16.40	217,685	1.81		1.86		(0.62)		46
(2.71)	29.12	0.79	230,432	1.86		1.86		(0.56)		55

$(6.12)	$46.73	30.71%	$24,467	1.26	%(c)	1.36	%(c)	(0.74	)%(c)	21%
(7.05)	40.49	24.40	20,481	1.27		1.37		(0.47)		63
(5.90)	39.02	6.50	22,511	1.27		1.37		(0.41)		50
(0.71)	43.54	23.21	23,781	1.26		1.36		(0.27)		40
(1.01)	35.95	16.96	20,635	1.31		1.36		(0.11)		46
(2.71)	31.71	1.31	17,877	1.36		1.36		(0.05)		55

$(6.12)	$48.62	31.04%	$101,823	0.76	%(c)	0.86	%(c)	(0.24	)%(c)	21%
(7.05)	41.83	25.03	84,929	0.77		0.87		0.03		63
(5.90)	39.91	7.01	91,265	0.77		0.87		0.09		50
(0.76)	44.18	23.84	109,456	0.76		0.86		0.23		40
(1.01)	36.33	17.54	80,667	0.81		0.86		0.41		46
(2.71)	31.88	1.81	35,025	0.86		0.86		0.46		55

$(6.12)	$63.43	31.10%	$191,646	0.66	%(c)	0.76	%(c)	(0.14	)%(c)	21%
(7.05)	53.11	25.15	165,726	0.67		0.77		0.13		63
(5.90)	48.89	7.15	162,173	0.67		0.77		0.18		50
(0.75)	52.51	23.93	177,278	0.66		0.76		0.33		40
(1.01)	43.02	17.67	195,161	0.71		0.76		0.50		46
(2.71)	37.53	1.92	155,976	0.76		0.76		0.55		55

$(6.12)	$63.61	31.14%	$180,077	0.61	%(c)	0.71	%(c)	(0.09	)%(c)	21%
(7.05)	53.23	25.22	136,519	0.62		0.72		0.19		63
(5.90)	48.96	7.18	134,485	0.62		0.72		0.23		50
(0.77)	52.56	24.03	114,054	0.61		0.71		0.38		40
(1.01)	43.04	17.72	36,374	0.66		0.71		0.53		46
—	37.53	0.05	11,564	0.71	(c)	0.71	(c)	0.60	(c)	55

$(6.12)	$57.38	30.92%	$5,888	0.91	%(c)	1.01	%(c)	(0.39	)%(c)	21%
(7.05)	48.56	24.84	4,518	0.92		1.02		(0.11)		63
(5.90)	45.36	6.88	5,138	0.92		1.02		(0.08)		50
(0.71)	49.33	23.63	4,017	0.91		1.01		0.07		40
(1.01)	40.51	17.39	4,288	0.96		1.01		0.25		46
(2.71)	35.48	1.65	7,900	1.01		1.01		0.29		55

(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	65

Financial Highlights (cont’d)

For a Share Outstanding for the Period ended:^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
AllianzGI Global Small-Cap:
Class A
12/31/2020†	$35.72	$(0.15)	$13.63	$13.48	$—	$(2.17)
6/30/2020	39.37	(0.23)	(0.47)	(0.70)	—	(2.95)
6/30/2019	51.40	(0.14)	(3.88)	(4.02)	—	(8.01)
6/30/2018	47.75	(0.26)	8.28	8.02	(0.10)	(4.27)
6/30/2017	41.18	(0.14)	6.71	6.57	—	—
6/30/2016	45.05	(0.13)	(3.74)	(3.87)	—	—
Class C
12/31/2020†	$29.36	$(0.25)	$11.18	$10.93	$—	$(2.17)
6/30/2020	33.10	(0.42)	(0.37)	(0.79)	—	(2.95)
6/30/2019	45.13	(0.45)	(3.57)	(4.02)	—	(8.01)
6/30/2018	42.62	(0.57)	7.35	6.78	—	(4.27)
6/30/2017	37.03	(0.42)	6.01	5.59	—	—
6/30/2016	40.81	(0.41)	(3.37)	(3.78)	—	—
Class P
12/31/2020†	$38.89	$(0.11)	$14.86	$14.75	$—	$(2.17)
6/30/2020	42.51	(0.18)	(0.49)	(0.67)	—	(2.95)
6/30/2019	54.57	(0.06)	(3.99)	(4.05)	—	(8.01)
6/30/2018	50.40	(0.15)	8.75	8.60	(0.16)	(4.27)
6/30/2017	43.36	0.02	7.02	7.04	—	—
6/30/2016	47.30	(0.05)	(3.89)	(3.94)	—	—
Institutional Class
12/31/2020†	$39.39	$(0.09)	$15.05	$14.96	$—	$(2.17)
6/30/2020	42.97	(0.13)	(0.50)	(0.63)	—	(2.95)
6/30/2019	55.01	0.01	(4.04)	(4.03)	—	(8.01)
6/30/2018	50.77	(0.09)	8.81	8.72	(0.21)	(4.27)
6/30/2017	43.63	0.02	7.12	7.14	—	—
6/30/2016	47.55	0.02	(3.94)	(3.92)	—	—

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(d)	Payments from Affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.

66	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Total Dividends and Distributions	Net Asset Value, End of Period		Total Return (b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(2.17)	$47.03		37.78%	$46,215	1.62	%(c)	(0.75	)%(c)	43%
(2.95)	35.72		(2.20)	36,141	1.63		(0.63)		93
(8.01)	39.37		(4.64)	46,947	1.62		(0.34)		85
(4.37)	51.40	(d)	17.08 (d)	56,929	1.62		(0.51)		77
—	47.75	(d)	15.96 (d)	56,686	1.61		(0.32)		80
—	41.18		(8.59)	68,625	1.61		(0.31)		87

$(2.17)	$38.12		37.27%	$3,850	2.37	%(c)	(1.51	)%(c)	43%
(2.95)	29.36		(2.92)	4,120	2.38		(1.39)		93
(8.01)	33.10		(5.37)	7,354	2.37		(1.18)		85
(4.27)	45.13	(d)	16.21 (d)	19,630	2.37		(1.25)		77
—	42.62	(d)	15.10 (d)	19,729	2.36		(1.06)		80
—	37.03		(9.26)	23,055	2.36		(1.09)		87

$(2.17)	$51.47		37.96%	$5,232	1.37	%(c)	(0.50	)%(c)	43%
(2.95)	38.89		(1.96)	4,444	1.37		(0.44)		93
(8.01)	42.51		(4.40)	11,675	1.37		(0.13)		85
(4.43)	54.57	(d)	17.36 (d)	18,262	1.37		(0.27)		77
—	50.40	(d)	16.24 (d)	23,214	1.36		0.03		80
—	43.36		(8.33)	20,921	1.36		(0.11)		87

$(2.17)	$52.18		38.02%	$33,728	1.27	%(c)	(0.40	)%(c)	43%
(2.95)	39.39		(1.84)	29,849	1.27		(0.32)		93
(8.01)	42.97		(4.32)	67,916	1.27		0.01		85
(4.48)	55.01	(d)	17.48 (d)	98,623	1.27		(0.17)		77
—	50.77	(d)	16.36 (d)	114,925	1.26		0.05		80
—	43.63		(8.25)	122,294	1.26		0.06		87

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	67

Financial Highlights (cont’d)

For a Share Outstanding for the Period ended:^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
AllianzGI Health Sciences:
Class A
12/31/2020†	$34.21	$(0.06)	$4.17	$4.11	$(0.03)	$(4.82)
6/30/2020	32.27	0.05	4.22	4.27	(0.01)	(2.32)
6/30/2019	33.27	0.02	3.57	3.59	(0.31)	(4.28)
6/30/2018	31.61	(0.02)	1.68	1.66	—	—
6/30/2017	27.77	(0.01)	3.85	3.84	—	—
6/30/2016	38.48	(0.02)	(3.87)	(3.89)	—	(6.82)
Class C
12/31/2020†	$25.44	$(0.14)	$3.09	$2.95	$—	$(4.82)
6/30/2020	24.71	(0.15)	3.20	3.05	—	(2.32)
6/30/2019	26.43	(0.19)	2.75	2.56	—	(4.28)
6/30/2018	25.30	(0.21)	1.34	1.13	—	—
6/30/2017	22.40	(0.18)	3.08	2.90	—	—
6/30/2016	32.67	(0.28)	(3.17)	(3.45)	—	(6.82)
Class P
7/13/2020* - 12/31/2020†	$35.14	$(0.01)	$3.95	$3.94	$(0.24)	$(4.82)
Institutional Class
12/31/2020†	$34.85	$0.01	$4.25	$4.26	$(0.20)	$(4.82)
6/30/2020	32.76	0.15	4.30	4.45	(0.04)	(2.32)
6/30/2019	33.69	0.13	3.63	3.76	(0.41)	(4.28)
6/30/2018	31.90	0.10	1.69	1.79	—	—
6/30/2017	27.93	0.09	3.88	3.97	—	—
6/30/2016	38.53	0.04	(3.82)	(3.78)	—	(6.82)

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
*	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.

68	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(4.85)	$33.47	12.11%	$157,957	1.47	%(c)	(0.32	)%(c)	48%
(2.33)	34.21	13.37	148,223	1.47		0.15		91
(4.59)	32.27	13.14	147,068	1.47		0.06		102
—	33.27	5.25	141,122	1.47		(0.05)		55
—	31.61	13.83	150,756	1.46		(0.04)		82
(6.82)	27.77	(10.82)	167,724	1.47		(0.07)		113

$(4.82)	$23.57	11.71%	$3,902	2.22	%(c)	(1.06	)%(c)	48%
(2.32)	25.44	12.52	4,221	2.22		(0.60)		91
(4.28)	24.71	12.34	4,131	2.22		(0.75)		102
—	26.43	4.47	8,218	2.22		(0.81)		55
—	25.30	12.95	10,358	2.21		(0.79)		82
(6.82)	22.40	(11.48)	13,446	2.22		(1.07)		113

$(5.06)	$34.02	12.23%	$137	1.22	%(c)	(0.07	)%(c)	48%

$(5.02)	$34.09	12.32%	$13,217	1.12	%(c)	0.03	%(c)	48%
(2.36)	34.85	13.76	11,182	1.12		0.45		91
(4.69)	32.76	13.54	4,290	1.12		0.39		102
—	33.69	5.61	2,854	1.12		0.29		55
—	31.90	14.21	3,692	1.11		0.31		82
(6.82)	27.93	(10.49)	1,977	1.12		0.14		113

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	69

Financial Highlights (cont’d)

For a Share Outstanding for the Period ended:^

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
AllianzGI Income & Growth:
Class A
12/31/2020†	$10.89	$0.08	$2.23	$2.31	$(0.10)	$(0.32)
6/30/2020	11.01	0.18	0.54	0.72	(0.21)	(0.63)
6/30/2019	11.34	0.20	0.38	0.58	(0.25)	(0.66)
6/30/2018	11.24	0.23	0.82	1.05	(0.28)	(0.67)
6/30/2017	10.80	0.27	1.17	1.44	(0.32)	(0.68)
6/30/2016	12.12	0.28	(0.55)	(0.27)	(0.37)	(0.68)
Class C
12/31/2020†	$9.89	$0.03	$2.02	$2.05	$(0.06)	$(0.32)
6/30/2020	10.07	0.09	0.50	0.59	(0.14)	(0.63)
6/30/2019	10.46	0.11	0.34	0.45	(0.18)	(0.66)
6/30/2018	10.44	0.13	0.76	0.89	(0.20)	(0.67)
6/30/2017	10.10	0.18	1.09	1.27	(0.25)	(0.68)
6/30/2016	11.46	0.19	(0.53)	(0.34)	(0.34)	(0.68)
Class R
12/31/2020†	$10.89	$0.07	$2.22	$2.29	$(0.08)	$(0.32)
6/30/2020	11.01	0.15	0.54	0.69	(0.18)	(0.63)
6/30/2019	11.34	0.17	0.38	0.55	(0.22)	(0.66)
6/30/2018	11.24	0.20	0.82	1.02	(0.25)	(0.67)
6/30/2017	10.80	0.25	1.16	1.41	(0.29)	(0.68)
6/30/2016	12.14	0.26	(0.56)	(0.30)	(0.36)	(0.68)
Class P
12/31/2020†	$11.20	$0.10	$2.29	$2.39	$(0.11)	$(0.32)
6/30/2020	11.29	0.21	0.57	0.78	(0.24)	(0.63)
6/30/2019	11.61	0.23	0.38	0.61	(0.27)	(0.66)
6/30/2018	11.48	0.26	0.84	1.10	(0.30)	(0.67)
6/30/2017	11.01	0.31	1.19	1.50	(0.35)	(0.68)
6/30/2016	12.32	0.32	(0.57)	(0.25)	(0.38)	(0.68)
Institutional Class
12/31/2020†	$11.32	$0.11	$2.32	$2.43	$(0.12)	$(0.32)
6/30/2020	11.41	0.22	0.57	0.79	(0.25)	(0.63)
6/30/2019	11.72	0.25	0.38	0.63	(0.28)	(0.66)
6/30/2018	11.58	0.28	0.84	1.12	(0.31)	(0.67)
6/30/2017	11.09	0.32	1.21	1.53	(0.36)	(0.68)
6/30/2016	12.40	0.33	(0.57)	(0.24)	(0.39)	(0.68)

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Payments from Affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.

70	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Total Dividends and Distributions	Net Asset Value, End of Period		Total Return (b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.42)	$12.78		21.58%	$2,131,282	1.26	%(c)(d)	1.28	%(c)(d)	1.36	%(c)(d)	39%
(0.84)	10.89		6.98	1,631,126	1.28	(d)	1.29	(d)	1.65	(d)	93
(0.91)	11.01	(e)	5.45 (e)	1,458,642	1.28		1.29		1.84		66
(0.95)	11.34		9.58	1,250,639	1.28		1.29		1.99		102
(1.00)	11.24		13.88	1,091,888	1.29		1.29		2.45		159
(1.05)	10.80		(2.02)	1,009,542	1.34		1.34		2.56		94

$(0.38)	$11.56		21.13%	$1,407,783	2.01	%(c)(d)	2.03	%(c)(d)	0.61	%(c)(d)	39%
(0.77)	9.89		6.31	1,215,780	2.03	(d)	2.04	(d)	0.90	(d)	93
(0.84)	10.07	(e)	4.60 (e)	1,234,667	2.03		2.04		1.09		66
(0.87)	10.46		8.78	1,116,788	2.03		2.04		1.24		102
(0.93)	10.44		13.08	1,090,887	2.04		2.04		1.70		159
(1.02)	10.10		(2.79)	1,159,303	2.09		2.09		1.81		94

$(0.40)	$12.78		21.42%	$5,098	1.51	%(c)(d)	1.53	%(c)(d)	1.10	%(c)(d)	39%
(0.81)	10.89		6.72	6,032	1.53	(d)	1.54	(d)	1.40	(d)	93
(0.88)	11.01	(e)	5.19 (e)	4,873	1.53		1.54		1.60		66
(0.92)	11.34		9.32	3,150	1.53		1.54		1.73		102
(0.97)	11.24		13.59	1,781	1.54		1.54		2.20		159
(1.04)	10.80		(2.31)	2,261	1.59		1.59		2.30		94

$(0.43)	$13.16		21.75%	$1,624,251	1.01	%(c)(d)	1.03	%(c)(d)	1.61	%(c)(d)	39%
(0.87)	11.20		7.32	1,253,364	1.03	(d)	1.04	(d)	1.90	(d)	93
(0.93)	11.29	(e)	5.64 (e)	1,122,083	1.03		1.04		2.09		66
(0.97)	11.61		9.90	897,716	1.03		1.04		2.24		102
(1.03)	11.48		14.14	690,147	1.04		1.04		2.69		159
(1.06)	11.01		(1.81)	560,425	1.09		1.09		2.81		94

$(0.44)	$13.31		21.84%	$1,074,006	0.91	%(c)(d)	0.93	%(c)(d)	1.71	%(c)(d)	39%
(0.88)	11.32		7.35	798,280	0.93	(d)	0.94	(d)	2.00	(d)	93
(0.94)	11.41	(e)	5.78 (e)	702,741	0.93		0.94		2.19		66
(0.98)	11.72		10.00	460,024	0.93		0.94		2.34		102
(1.04)	11.58		14.33	342,652	0.94		0.94		2.76		159
(1.07)	11.09		(1.76)	181,890	0.99		0.99		2.91		94

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	71

Financial Highlights (cont’d)

For a Share Outstanding for the Period ended:^

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Return of Capital
AllianzGI International Value:
Class A
12/31/2020†	$16.86	$0.09	$3.99	$4.08	$(0.29)	$—
6/30/2020	18.47	0.36	(1.58)	(1.22)	(0.39)	—
6/30/2019	18.52	0.33	(0.08)	0.25	(0.30)	—
6/30/2018	18.13	0.34	0.38	0.72	(0.32)	(0.01)
6/30/2017	16.32	0.34	1.92	2.26	(0.45)	—
6/30/2016	21.61	0.37	(5.15)	(4.78)	(0.51)	—
Class C
12/31/2020†	$16.57	$0.03	$3.90	$3.93	$(0.21)	$—
6/30/2020	18.15	0.22	(1.54)	(1.32)	(0.26)	—
6/30/2019	18.20	0.17	(0.04)	0.13	(0.18)	—
6/30/2018	17.86	0.19	0.37	0.56	(0.21)	(0.01)
6/30/2017	16.09	0.23	1.86	2.09	(0.32)	—
6/30/2016	21.37	0.24	(5.08)	(4.84)	(0.44)	—
Class R
12/31/2020†	$16.91	$0.07	$4.00	$4.07	$(0.27)	$—
6/30/2020	18.52	0.32	(1.58)	(1.26)	(0.35)	—
6/30/2019	18.56	0.29	(0.07)	0.22	(0.26)	—
6/30/2018	18.15	0.31	0.35	0.66	(0.24)	(0.01)
6/30/2017	16.35	0.33	1.88	2.21	(0.41)	—
6/30/2016	21.66	0.35	(5.17)	(4.82)	(0.49)	—
Class P
12/31/2020†	$16.96	$0.12	$4.02	$4.14	$(0.32)	$—
6/30/2020	18.58	0.41	(1.60)	(1.19)	(0.43)	—
6/30/2019	18.61	0.35	(0.04)	0.31	(0.34)	—
6/30/2018	18.21	0.36	0.41	0.77	(0.36)	(0.01)
6/30/2017	16.40	0.40	1.90	2.30	(0.49)	—
6/30/2016	21.70	0.43	(5.18)	(4.75)	(0.55)	—
Institutional Class
12/31/2020†	$16.98	$0.13	$4.02	$4.15	$(0.33)	$—
6/30/2020	18.60	0.43	(1.60)	(1.17)	(0.45)	—
6/30/2019	18.64	0.41	(0.08)	0.33	(0.37)	—
6/30/2018	18.24	0.42	0.36	0.78	(0.37)	(0.01)
6/30/2017	16.42	0.37	1.95	2.32	(0.50)	—
6/30/2016	21.71	0.40	(5.13)	(4.73)	(0.56)	—
Class R6
12/31/2020†	$16.97	$0.13	$4.02	$4.15	$(0.33)	$—
6/30/2020	18.59	0.44	(1.60)	(1.16)	(0.46)	—
6/30/2019	18.63	0.37	(0.04)	0.33	(0.37)	—
6/30/2018	18.19	0.29	0.50	0.79	(0.34)	(0.01)
6/30/2017	16.38	0.40	1.93	2.33	(0.52)	—
6/30/2016	21.68	0.48	(5.20)	(4.72)	(0.58)	—
Administrative Class
12/31/2020†	$16.92	$0.04	$4.07	$4.11	$(0.32)	$—
6/30/2020	18.54	0.38	(1.59)	(1.21)	(0.41)	—
6/30/2019	18.56	0.29	0.01	0.30	(0.32)	—
6/30/2018	18.19	0.38	0.35	0.73	(0.35)	(0.01)
6/30/2017	16.37	0.36	1.92	2.28	(0.46)	—
6/30/2016	21.68	0.42	(5.20)	(4.78)	(0.53)	—

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
(a)	Calculated on average shares outstanding during the period.

72	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.29)	$20.65	24.36%	$64,223	1.29	%(c)	1.37	%(c)	1.00	%(c)	69%
(0.39)	16.86	(6.66)	55,297	1.30		1.37		2.06		91
(0.30)	18.47	1.44	71,931	1.30		1.38		1.84		49
(0.33)	18.52	3.95	88,385	1.29		1.37		1.76		63
(0.45)	18.13	13.99	127,642	1.30		1.35		2.01		63
(0.51)	16.32	(22.28)	258,429	1.29		1.32		2.04		50

$(0.21)	$20.29	23.85%	$6,381	2.04	%(c)	2.11	%(c)	0.38	%(c)	69%
(0.26)	16.57	(7.33)	7,488	2.05		2.12		1.27		91
(0.18)	18.15	0.76	13,926	2.05		2.13		0.98		49
(0.22)	18.20	3.11	36,184	2.04		2.12		0.99		63
(0.32)	17.86	13.10	54,546	2.05		2.10		1.37		63
(0.44)	16.09	(22.81)	83,722	2.04		2.07		1.33		50

$(0.27)	$20.71	24.19%	$4,596	1.54	%(c)	1.62	%(c)	0.76	%(c)	69%
(0.35)	16.91	(6.89)	4,382	1.55		1.62		1.82		91
(0.26)	18.52	1.23	6,108	1.55		1.63		1.58		49
(0.25)	18.56	3.64	9,190	1.54		1.62		1.58		63
(0.41)	18.15	13.68	11,300	1.55		1.60		1.91		63
(0.49)	16.35	(22.43)	13,915	1.54		1.57		1.89		50

$(0.32)	$20.78	24.54%	$25,828	1.04	%(c)	1.12	%(c)	1.26	%(c)	69%
(0.43)	16.96	(6.45)	22,912	1.05		1.12		2.29		91
(0.34)	18.58	1.76	38,655	1.05		1.13		1.93		49
(0.37)	18.61	4.17	89,644	1.04		1.12		1.87		63
(0.49)	18.21	14.20	148,540	1.05		1.10		2.34		63
(0.55)	16.40	(22.07)	350,745	1.04		1.07		2.34		50

$(0.33)	$20.80	24.58%	$42,470	0.94	%(c)	1.02	%(c)	1.36	%(c)	69%
(0.45)	16.98	(6.33)	37,009	0.95		1.02		2.41		91
(0.37)	18.60	1.84	46,473	0.95		1.03		2.24		49
(0.38)	18.64	4.27	55,924	0.94		1.02		2.14		63
(0.50)	18.24	14.33	74,272	0.95		1.00		2.18		63
(0.56)	16.42	(21.97)	309,622	0.94		0.97		2.17		50

$(0.33)	$20.79	24.62%	$1,440	0.89	%(c)	0.97	%(c)	1.41	%(c)	69%
(0.46)	16.97	(6.28)	1,230	0.90		0.97		2.47		91
(0.37)	18.59	1.88	1,277	0.90		0.98		2.07		49
(0.35)	18.63	4.31	1,836	0.89		0.97		1.48		63
(0.52)	18.19	14.42	28,460	0.90		0.95		2.33		63
(0.58)	16.38	(21.97)	55,751	0.89		0.92		2.64		50

$(0.32)	$20.71	24.45%	$9,210	1.19	%(c)	1.27	%(c)	0.45	%(c)	69%
(0.41)	16.92	(6.58)	1,147	1.20		1.27		2.17		91
(0.32)	18.54	1.68	1,436	1.20		1.28		1.60		49
(0.36)	18.56	4.01	4,829	1.19		1.27		1.96		63
(0.46)	18.19	14.09	4,973	1.20		1.25		2.08		63
(0.53)	16.37	(22.22)	14,487	1.19		1.22		2.31		50

(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	73

Financial Highlights (cont’d)

For a Share Outstanding for the Period ended:^

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
AllianzGI Large-Cap Value:
Class A
12/31/2020†	$24.49	$0.12	$4.42	$4.54	$(0.08)	$—
6/30/2020	26.90	0.39	(1.88)	(1.49)	(0.41)	(0.51)
6/30/2019	26.14	0.41	0.79	1.20	(0.39)	(0.05)
6/30/2018	24.31	0.41	1.83	2.24	(0.41)	—
6/30/2017	20.34	0.36	3.97 (d)	4.33	(0.36)	—
6/30/2016	21.44	0.37	(1.09)	(0.72)	(0.38)	—
Class C
12/31/2020†	$24.82	$0.02	$4.48	$4.50	$—	$—
6/30/2020	27.23	0.19	(1.88)	(1.69)	(0.21)	(0.51)
6/30/2019	26.44	0.19	0.81	1.00	(0.16)	(0.05)
6/30/2018	24.57	0.22	1.86	2.08	(0.21)	—
6/30/2017	20.50	0.19	4.01 (d)	4.20	(0.13)	—
6/30/2016	21.57	0.22	(1.09)	(0.87)	(0.20)	—
Class R
12/31/2020†	$24.77	$0.09	$4.47	$4.56	$(0.05)	$—
6/30/2020	27.18	0.33	(1.89)	(1.56)	(0.34)	(0.51)
6/30/2019	26.41	0.34	0.80	1.14	(0.32)	(0.05)
6/30/2018	24.55	0.35	1.85	2.20	(0.34)	—
6/30/2017	20.51	0.30	4.02 (d)	4.32	(0.28)	—
6/30/2016	21.60	0.32	(1.09)	(0.77)	(0.32)	—
Class P
12/31/2020†	$24.73	$0.16	$4.47	$4.63	$(0.12)	$—
6/30/2020	27.16	0.46	(1.90)	(1.44)	(0.48)	(0.51)
6/30/2019	26.38	0.48	0.81	1.29	(0.46)	(0.05)
6/30/2018	24.53	0.47	1.86	2.33	(0.48)	—
6/30/2017	20.56	0.42	4.01 (d)	4.43	(0.46)	—
6/30/2016	21.68	0.42	(1.09)	(0.67)	(0.45)	—
Institutional Class
12/31/2020†	$24.37	$0.17	$4.39	$4.56	$(0.13)	$—
6/30/2020	26.77	0.48	(1.87)	(1.39)	(0.50)	(0.51)
6/30/2019	26.02	0.50	0.79	1.29	(0.49)	(0.05)
6/30/2018	24.20	0.49	1.84	2.33	(0.51)	—
6/30/2017	20.27	0.43	3.97 (d)	4.40	(0.47)	—
6/30/2016	21.39	0.44	(1.09)	(0.65)	(0.47)	—
Administrative Class
12/31/2020†	$24.85	$0.13	$4.50	$4.63	$(0.06)	$—
6/30/2020	27.29	0.42	(1.91)	(1.49)	(0.44)	(0.51)
6/30/2019	26.51	0.45	0.80	1.25	(0.42)	(0.05)
6/30/2018	24.64	0.43	1.88	2.31	(0.44)	—
6/30/2017	20.61	0.38	4.04 (d)	4.42	(0.39)	—
6/30/2016	21.73	0.39	(1.10)	(0.71)	(0.41)	—

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

74	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Total Dividends and Distributions	Net Asset Value, End of Period		Total Return (b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.08)	$28.95		18.57%	$167,575	1.12	%(c)	1.12	%(c)	0.93	%(c)	49%
(0.92)	24.49		(5.71)	150,404	1.12		1.12		1.48		114
(0.44)	26.90		4.67	178,311	1.12		1.12		1.57		68
(0.41)	26.14		9.27	145,338	1.06		1.11		1.56		110
(0.36)	24.31	(d)	21.42 (d)	151,306	1.02		1.12		1.60		67
(0.38)	20.34		(3.30)	150,436	1.11		1.11		1.82		51

$—	$29.32		18.13%	$5,515	1.87	%(c)	1.87	%(c)	0.17	%(c)	49%
(0.72)	24.82		(6.41)	7,854	1.87		1.87		0.73		114
(0.21)	27.23		3.82	12,080	1.87		1.87		0.70		68
(0.21)	26.44		8.49	62,232	1.81		1.86		0.82		110
(0.13)	24.57	(d)	20.52 (d)	70,159	1.77		1.87		0.86		67
(0.20)	20.50		(4.04)	79,758	1.86		1.86		1.06		51

$(0.05)	$29.28		18.41%	$1,348	1.37	%(c)	1.37	%(c)	0.68	%(c)	49%
(0.85)	24.77		(5.92)	1,197	1.37		1.37		1.24		114
(0.37)	27.18		4.37	2,090	1.37		1.37		1.24		68
(0.34)	26.41		9.00	5,200	1.31		1.36		1.35		110
(0.28)	24.55	(d)	21.14 (d)	6,997	1.27		1.37		1.35		67
(0.32)	20.51		(3.53)	7,200	1.36		1.36		1.56		51

$(0.12)	$29.24		18.74%	$18,405	0.87	%(c)	0.87	%(c)	1.17	%(c)	49%
(0.99)	24.73		(5.49)	15,384	0.87		0.87		1.73		114
(0.51)	27.16		4.95	19,097	0.87		0.87		1.80		68
(0.48)	26.38		9.54	20,242	0.81		0.86		1.80		110
(0.46)	24.53	(d)	21.71 (d)	18,164	0.77		0.87		1.85		67
(0.45)	20.56		(3.06)	14,197	0.86		0.86		2.06		51

$(0.13)	$28.80		18.76%	$139,710	0.77	%(c)	0.77	%(c)	1.27	%(c)	49%
(1.01)	24.37		(5.36)	92,001	0.77		0.77		1.81		114
(0.54)	26.77		5.02	132,572	0.77		0.77		1.91		68
(0.51)	26.02		9.66	127,728	0.71		0.76		1.89		110
(0.47)	24.20	(d)	21.88 (d)	114,377	0.67		0.77		1.95		67
(0.47)	20.27		(2.99)	150,909	0.76		0.76		2.18		51

$(0.06)	$29.42		18.66%	$467	1.02	%(c)	1.02	%(c)	0.99	%(c)	49%
(0.95)	24.85		(5.65)	1,181	1.02		1.02		1.58		114
(0.47)	27.29		4.77	1,381	1.02		1.02		1.66		68
(0.44)	26.51		9.40	1,323	0.96		1.01		1.64		110
(0.39)	24.64	(d)	21.58 (d)	1,272	0.92		1.02		1.71		67
(0.41)	20.61		(3.23)	1,345	1.01		1.01		1.91		51

(c)	Annualized, unless otherwise noted.
(d)

Payments from securities litigation increased net realized and change in unrealized gain (loss) and net asset value per share by approximately $0.65 for Class A; $0.68 for Class C; $0.71 for Class R; $0.75 for Class P; $0.57 for Institutional Class and $0.65 for Administrative Class. The increase in total return per class was approximately 3.24% for Class A; 3.33% for Class C; 3.50% for Class R; 3.72% for Class P; 2.87% for Institutional Class and 3.21% for Administrative Class.

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	75

Financial Highlights (cont’d)

For a Share Outstanding for the Period ended:^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period
AllianzGI Mid-Cap:
Class A
12/31/2020†	$4.30	$(0.02)	$1.64	$1.62	$(0.58)	$5.34
6/30/2020	3.75	(0.02)	0.75	0.73	(0.18)	4.30
6/30/2019	3.88	(0.02)	0.37	0.35	(0.48)	3.75
6/30/2018	3.74	(0.02)	0.54	0.52	(0.38)	3.88
6/30/2017	3.40	(0.01)	0.62	0.61	(0.27)	3.74
6/30/2016	3.65	(0.01)	(0.03)	(0.04)	(0.21)	3.40
Class C
12/31/2020†	$3.35	$(0.03)	$1.27	$1.24	$(0.58)	$4.01
6/30/2020	2.98	(0.04)	0.59	0.55	(0.18)	3.35
6/30/2019	3.23	(0.04)	0.27	0.23	(0.48)	2.98
6/30/2018	3.19	(0.04)	0.46	0.42	(0.38)	3.23
6/30/2017	2.96	(0.04)	0.54	0.50	(0.27)	3.19
6/30/2016	3.22	(0.03)	(0.02)	(0.05)	(0.21)	2.96
Class R
12/31/2020†	$4.19	$(0.03)	$1.60	$1.57	$(0.58)	$5.18
6/30/2020	3.66	(0.03)	0.74	0.71	(0.18)	4.19
6/30/2019	3.82	(0.03)	0.35	0.32	(0.48)	3.66
6/30/2018	3.69	(0.03)	0.54	0.51	(0.38)	3.82
6/30/2017	3.37	(0.02)	0.61	0.59	(0.27)	3.69
6/30/2016	3.62	(0.02)	(0.02)	(0.04)	(0.21)	3.37
Class P
12/31/2020†	$5.05	$(0.02)	$1.92	$1.90	$(0.58)	$6.37
6/30/2020	4.36	(0.02)	0.89	0.87	(0.18)	5.05
6/30/2019	4.41	(0.02)	0.45	0.43	(0.48)	4.36
6/30/2018	4.19	(0.01)	0.61	0.60	(0.38)	4.41
6/30/2017	3.77	(0.01)	0.70	0.69	(0.27)	4.19
6/30/2016	4.01	–	(0.03)	(0.03)	(0.21)	3.77
Institutional Class
12/31/2020†	$5.09	$(0.02)	$1.95	$1.93	$(0.58)	$6.44
6/30/2020	4.39	(0.01)	0.89	0.88	(0.18)	5.09
6/30/2019	4.43	(0.01)	0.45	0.44	(0.48)	4.39
6/30/2018	4.21	(0.01)	0.61	0.60	(0.38)	4.43
6/30/2017	3.78	–	0.70	0.70	(0.27)	4.21
6/30/2016	4.02	–	(0.03)	(0.03)	(0.21)	3.78
Administrative Class
12/31/2020†	$4.62	$(0.02)	$1.76	$1.74	$(0.58)	$5.78
6/30/2020	4.01	(0.02)	0.81	0.79	(0.18)	4.62
6/30/2019	4.11	(0.02)	0.40	0.38	(0.48)	4.01
6/30/2018	3.94	(0.02)	0.57	0.55	(0.38)	4.11
6/30/2017	3.56	(0.01)	0.66	0.65	(0.27)	3.94
6/30/2016	3.80	(0.01)	(0.02)	(0.03)	(0.21)	3.56

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
(a)	Calculated on average shares outstanding during the period.

76	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Total Return (b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

37.77%	$343,852	1.14	%(c)	(0.86	)%(c)	37%
20.15	263,361	1.14		(0.66)		53
13.58	240,017	1.14		(0.66)		60
14.14	116,673	1.13		(0.48)		79
18.89	112,947	1.13		(0.40)		77
(1.05)	86,224	1.13		(0.26)		73

37.12%	$17,506	1.89	%(c)	(1.61	)%(c)	37%
19.29	15,495	1.89		(1.41)		53
12.56	21,251	1.89		(1.34)		60
13.40	142,931	1.88		(1.23)		79
17.95	142,565	1.88		(1.15)		77
(1.51)	162,104	1.88		(1.01)		73

37.57%	$2,521	1.39	%(c)	(1.11	)%(c)	37%
20.09	1,703	1.39		(0.91)		53
12.97	1,384	1.39		(0.89)		60
14.03	1,463	1.38		(0.72)		79
18.45	2,345	1.38		(0.65)		77
(1.05)	2,195	1.38		(0.51)		73

37.71%	$20,652	0.89	%(c)	(0.61	)%(c)	37%
20.56	13,670	0.89		(0.41)		53
13.79	11,617	0.89		(0.39)		60
14.56	11,189	0.88		(0.23)		79
19.18	8,604	0.88		(0.15)		77
(0.69)	2,009	0.88		(0.01)		73

38.00%	$57,667	0.79	%(c)	(0.51	)%(c)	37%
20.64	54,793	0.79		(0.31)		53
13.97	36,373	0.79		(0.29)		60
14.47	31,876	0.78		(0.13)		79
19.39	26,788	0.78		(0.05)		77
(0.69)	29,092	0.78		0.11		73

37.76%	$2,374	1.04	%(c)	(0.76	)%(c)	37%
20.34	1,748	1.04		(0.56)		53
13.61	1,525	1.04		(0.54)		60
14.19	1,441	1.03		(0.40)		79
19.19	575	1.03		(0.30)		77
(0.73)	488	1.03		(0.16)		73

(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	77

Financial Highlights (cont’d)

For a Share Outstanding for the Period ended:^

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
AllianzGI Mid-Cap Value:
Class A
12/31/2020†	$25.72	$0.17	$5.12	$5.29	$(0.26)	$(0.05)
6/30/2020	30.60	0.38	(2.72)	(2.34)	(0.33)	(2.21)
6/30/2019	30.06	0.44	0.54	0.98	(0.31)	(0.13)
6/30/2018	31.41	0.39	1.27	1.66	(0.26)	(2.75)
6/30/2017	24.37	0.36	7.03 (e)	7.39	(0.33)	(0.02)
6/30/2016	25.82	0.45	(0.87)	(0.42)	(0.32)	(0.71)
Class C
12/31/2020†	$20.74	$0.05	$4.12	$4.17	$(0.04)	$(0.05)
6/30/2020	25.16	0.13	(2.18)	(2.05)	(0.16)	(2.21)
6/30/2019	24.62	0.13	0.54	0.67	—	(0.13)
6/30/2018	26.22	0.12	1.08	1.20	(0.05)	(2.75)
6/30/2017	20.43	0.13	5.87 (e)	6.00	(0.19)	(0.02)
6/30/2016	21.83	0.23	(0.73)	(0.50)	(0.19)	(0.71)
Class R
12/31/2020†	$21.65	$0.12	$4.30	$4.42	$(0.21)	$(0.05)
6/30/2020	26.16	0.26	(2.26)	(2.00)	(0.30)	(2.21)
6/30/2019	25.79	0.31	0.46	0.77	(0.27)	(0.13)
6/30/2018	27.40	0.24	1.17	1.41	(0.27)	(2.75)
6/30/2017	21.26	0.26	6.13 (e)	6.39	(0.23)	(0.02)
6/30/2016	22.68	0.34	(0.76)	(0.42)	(0.29)	(0.71)
Class P
12/31/2020†	$20.30	$0.17	$4.03	$4.20	$(0.38)	$(0.05)
6/30/2020	24.68	0.36	(2.10)	(1.74)	(0.43)	(2.21)
6/30/2019	24.35	0.41	0.43	0.84	(0.38)	(0.13)
6/30/2018	26.01	0.37	1.10	1.47	(0.38)	(2.75)
6/30/2017	20.27	0.32	5.87 (e)	6.19	(0.43)	(0.02)
6/30/2016	21.70	0.43	(0.74)	(0.31)	(0.41)	(0.71)
Institutional Class
12/31/2020†	$27.70	$0.24	$5.53	$5.77	$(0.41)	$(0.05)
6/30/2020	32.77	0.51	(2.92)	(2.41)	(0.45)	(2.21)
6/30/2019	32.15	0.58	0.57	1.15	(0.40)	(0.13)
6/30/2018	33.41	0.51	1.38	1.89	(0.40)	(2.75)
6/30/2017	25.88	0.48	7.47 (e)	7.95	(0.40)	(0.02)
6/30/2016	27.33	0.56	(0.90)	(0.34)	(0.40)	(0.71)
Class R6
12/31/2020†	$27.68	$0.26	$5.50	$5.76	$(0.43)	$(0.05)
6/30/2020	32.75	0.56	(2.95)	(2.39)	(0.47)	(2.21)
6/30/2019	32.13	0.63	0.53	1.16	(0.41)	(0.13)
12/18/2017* - 6/30/2018	36.74	0.18	(1.61)	(1.43)	(0.43)	(2.75)
Administrative Class
12/31/2020†	$26.59	$0.20	$5.29	$5.49	$(0.28)	$(0.05)
6/30/2020	31.57	0.42	(2.81)	(2.39)	(0.38)	(2.21)
6/30/2019	31.00	0.48	0.56	1.04	(0.34)	(0.13)
6/30/2018	32.35	0.42	1.32	1.74	(0.34)	(2.75)
6/30/2017	25.08	0.40	7.24 (e)	7.64	(0.35)	(0.02)
6/30/2016	26.54	0.49	(0.89)	(0.40)	(0.35)	(0.71)

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
*	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

78	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Total Dividends and Distributions	Net Asset Value, End of Period		Total Return (b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.31)	$30.70		20.59%	$535,928	0.99	%(c)(d)	1.21	%(c)(d)	1.23	%(c)(d)	61%
(2.54)	25.72		(8.93)	474,970	0.99		1.21		1.30		197
(0.44)	30.60		3.46	595,707	0.99		1.21		1.48		81
(3.01)	30.06		4.88	518,293	1.04	(d)	1.21	(d)	1.22	(d)	31
(0.35)	31.41	(e)	30.53 (e)	480,691	1.21	(d)	1.21	(d)	1.30	(d)	45
(1.03)	24.37		(1.46)	363,166	1.23	(d)	1.23	(d)	1.88	(d)	50

$(0.09)	$24.82		20.09%	$40,021	1.74	%(c)(d)	1.96	%(c)(d)	0.47	%(c)(d)	61%
(2.37)	20.74		(9.64)	37,278	1.74		1.96		0.55		197
(0.13)	25.16		2.73	48,176	1.74		1.96		0.54		81
(2.80)	24.62		4.10	182,192	1.79	(d)	1.96	(d)	0.46	(d)	31
(0.21)	26.22	(e)	29.52 (e)	168,922	1.96	(d)	1.96	(d)	0.59	(d)	45
(0.90)	20.43		(2.16)	173,304	1.98	(d)	1.98	(d)	1.13	(d)	50

$(0.26)	$25.81		20.42%	$19,251	1.24	%(c)(d)	1.46	%(c)(d)	0.99	%(c)(d)	61%
(2.51)	21.65		(9.17)	16,268	1.24		1.46		1.05		197
(0.40)	26.16		3.21	20,087	1.24		1.46		1.22		81
(3.02)	25.79		4.65	15,644	1.27	(d)	1.46	(d)	0.90	(d)	31
(0.25)	27.40	(e)	30.19 (e)	5,591	1.46	(d)	1.46	(d)	1.09	(d)	45
(1.00)	21.26		(1.70)	6,969	1.48	(d)	1.48	(d)	1.58	(d)	50

$(0.43)	$24.07		20.72%	$245,731	0.74	%(c)(d)	0.96	%(c)(d)	1.49	%(c)(d)	61%
(2.64)	20.30		(8.72)	211,729	0.74		0.96		1.57		197
(0.51)	24.68		3.75	197,201	0.74		0.96		1.70		81
(3.13)	24.35		5.17	200,081	0.77	(d)	0.96	(d)	1.46	(d)	31
(0.45)	26.01	(e)	30.82 (e)	52,167	0.96	(d)	0.96	(d)	1.39	(d)	45
(1.12)	20.27		(1.19)	17,268	0.98	(d)	0.98	(d)	2.14	(d)	50

$(0.46)	$33.01		20.82%	$433,305	0.64	%(c)(d)	0.86	%(c)(d)	1.58	%(c)(d)	61%
(2.66)	27.70		(8.62)	385,311	0.64		0.86		1.67		197
(0.53)	32.77		3.83	406,173	0.64		0.86		1.82		81
(3.15)	32.15		5.26	332,110	0.66	(d)	0.86	(d)	1.53	(d)	31
(0.42)	33.41	(e)	30.95 (e)	53,333	0.86	(d)	0.86	(d)	1.66	(d)	45
(1.11)	25.88		(1.08)	55,877	0.88	(d)	0.88	(d)	2.16	(d)	50

$(0.48)	$32.96		20.81%	$86,981	0.59	%(c)(d)	0.81	%(c)(d)	1.68	%(c)(d)	61%
(2.68)	27.68		(8.57)	66,260	0.59		0.81		1.86		197
(0.54)	32.75		3.89	18,052	0.59		0.81		2.03		81
(3.18)	32.13		(4.25)	2,167	0.59	(c)(d)	0.81	(c)(d)	1.04	(c)(d)	31

$(0.33)	$31.75		20.65%	$37,733	0.89	%(c)(d)	1.11	%(c)(d)	1.33	%(c)(d)	61%
(2.59)	26.59		(8.85)	33,511	0.89		1.11		1.43		197
(0.47)	31.57		3.60	27,405	0.89		1.11		1.58		81
(3.09)	31.00		4.98	18,947	0.92	(d)	1.11	(d)	1.32	(d)	31
(0.37)	32.35	(e)	30.66 (e)	5,120	1.11	(d)	1.11	(d)	1.40	(d)	45
(1.06)	25.08		(1.36)	3,792	1.13	(d)	1.13	(d)	1.98	(d)	50

(c)	Annualized, unless otherwise noted.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)

Payments from securities litigation increased net realized and change in unrealized gain (loss) and net asset value per share by approximately $1.41 for Class A; $1.23 for Class C; $1.13 for Class R; $1.93 for Class P; $1.19 for Institutional Class and $1.63 for Administrative Class. The increase in total return per class was approximately 5.86% for Class A; 6.08% for Class C; 5.37% for Class R; 9.70% for Class P; 4.66% for Institutional Class and 6.58% for Administrative Class.

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	79

Financial Highlights (cont’d)

For a Share Outstanding for the Period ended:^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
AllianzGI Small-Cap:
Class A
12/31/2020†	$17.55	$(0.01)	$6.37	$6.36	$(0.02)	$—
6/30/2020	19.50	0.04	(1.98)	(1.94)	(0.01)	—
6/30/2019	21.61	0.07	(0.53)	(0.46)	(0.02)	(1.63)
6/30/2018	20.51	(0.02)	3.92	3.90	—	(2.80)
6/30/2017	16.71	0.03	3.79	3.82	(0.01)	(0.01)
6/30/2016	18.41	0.03	(1.14)	(1.11)	(0.09)	(0.50)
Class C
12/31/2020†	$16.70	$(0.08)	$6.05	$5.97	$—	$—
6/30/2020	18.68	(0.09)	(1.89)	(1.98)	—	—
6/30/2019	20.92	(0.07)	(0.54)	(0.61)	—	(1.63)
6/30/2018	20.07	(0.17)	3.82	3.65	—	(2.80)
6/30/2017	16.48	(0.11)	3.71	3.60	—	(0.01)
6/30/2016	18.20	(0.10)	(1.12)	(1.22)	—	(0.50)
Class P
12/31/2020†	$17.76	$0.02	$6.45	$6.47	$(0.08)	$—
6/30/2020	19.74	0.08	(1.99)	(1.91)	(0.07)	—
6/30/2019	21.81	0.12	(0.53)	(0.41)	(0.03)	(1.63)
6/30/2018	20.63	0.03	3.95	3.98	—	(2.80)
6/30/2017	16.77	0.07	3.81	3.88	(0.01)	(0.01)
6/30/2016	18.49	0.07	(1.15)	(1.08)	(0.14)	(0.50)
Institutional Class
12/31/2020†	$17.92	$0.03	$6.51	$6.54	$(0.11)	$—
6/30/2020	19.90	0.09	(1.99)	(1.90)	(0.08)	—
6/30/2019	21.96	0.14	(0.53)	(0.39)	(0.04)	(1.63)
6/30/2018	20.73	0.05	3.98	4.03	—	(2.80)
6/30/2017	16.84	0.10	3.81	3.91	(0.01)	(0.01)
6/30/2016	18.49	0.08	(1.13)	(1.05)	(0.10)	(0.50)
Class R6
12/31/2020†	$17.93	$0.04	$6.50	$6.54	$(0.10)	$—
6/30/2020	19.90	0.14	(2.03)	(1.89)	(0.08)	—
8/22/2018* - 6/30/2019	23.16	0.13	(1.71)	(1.58)	(0.05)	(1.63)

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
*	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Payments from Affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.

80	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Total Dividends and Distributions	Net Asset Value, End of Period		Total Return (b)		Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.02)	$23.89		36.26%		$76,958	1.17	%(c)(d)	1.27	%(c)(d)	(0.05	)%(c)(d)	40%
(0.01)	17.55	(e)	(9.95	)(e)	58,062	1.17	(d)	1.27	(d)	0.23	(d)	110
(1.65)	19.50		(0.62)		66,269	1.18		1.27		0.35		78
(2.80)	21.61		19.96		44,860	1.31	(d)	1.31	(d)	(0.07	)(d)	126
(0.02)	20.51	(e)	22.82	(e)	39,509	1.31		1.31		0.15		152
(0.59)	16.71		(6.02)		32,660	1.27		1.31		0.17		139

$—	$22.67		35.75%		$5,583	1.92	%(c)(d)	2.02	%(c)(d)	(0.81	)%(c)(d)	40%
—	16.70	(e)	(10.60	)(e)	4,251	1.92	(d)	2.02	(d)	(0.53	)(d)	110
(1.63)	18.68		(1.39)		7,873	1.93		2.02		(0.36)		78
(2.80)	20.92		19.10		35,080	2.06	(d)	2.06	(d)	(0.82	)(d)	126
(0.01)	20.07	(e)	21.82	(e)	32,802	2.06		2.06		(0.60)		152
(0.50)	16.48		(6.72)		36,607	2.02		2.06		(0.58)		139

$(0.08)	$24.15		36.45%		$21,410	0.92	%(c)(d)	1.02	%(c)(d)	0.19	%(c)(d)	40%
(0.07)	17.76	(e)	(9.74	)(e)	16,747	0.92	(d)	1.02	(d)	0.44	(d)	110
(1.66)	19.74		(0.36)		9,637	0.93		1.02		0.61		78
(2.80)	21.81		20.25		6,883	1.06	(d)	1.06	(d)	0.12	(d)	126
(0.02)	20.63	(e)	23.12	(e)	3,425	1.06		1.06		0.39		152
(0.64)	16.77		(5.82)		3,246	1.02		1.06		0.43		139

$(0.11)	$24.35		36.50%		$29,091	0.82	%(c)(d)	0.92	%(c)(d)	0.30	%(c)(d)	40%
(0.08)	17.92	(e)	(9.62	)(e)	22,028	0.82	(d)	0.92	(d)	0.49	(d)	110
(1.67)	19.90		(0.29)		9,077	0.83		0.92		0.70		78
(2.80)	21.96		20.40		8,104	0.96	(d)	0.96	(d)	0.21	(d)	126
(0.02)	20.73	(e)	23.22	(e)	3,037	0.96		0.96		0.52		152
(0.60)	16.84		(5.69)		2,738	0.92		0.96		0.46		139

$(0.10)	$24.37		36.48%		$6,963	0.77	%(c)(d)	0.87	%(c)(d)	0.36	%(c)(d)	40%
(0.08)	17.93	(e)	(9.55	)(e)	9,114	0.77	(d)	0.87	(d)	0.71	(d)	110
(1.68)	19.90		(5.42)		17,792	0.77	(c)	0.87	(c)	0.76	(c)	78

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	81

Financial Highlights (cont’d)

For a Share Outstanding for the Period ended:^

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
AllianzGI Small-Cap Value:
Class A
12/31/2020†	$11.07	$0.11	$2.56	$2.67	$(0.24)	$(0.05)
6/30/2020	14.53	0.18	(2.28)	(2.10)	(0.06)	(1.30)
6/30/2019	21.71	0.29	(2.73)	(2.44)	(0.62)	(4.12)
6/30/2018	24.36	0.29	1.44	1.73	(0.12)	(4.26)
6/30/2017	20.82	0.30	4.12	4.42	(0.32)	(0.56)
6/30/2016	25.91	0.41	(1.92)	(1.51)	(0.35)	(3.23)
Class C
12/31/2020†	$9.74	$0.05	$2.25	$2.30	$(0.12)	$(0.05)
6/30/2020	12.97	0.07	(2.00)	(1.93)	—	(1.30)
6/30/2019	19.30	0.16	(2.41)	(2.25)	—	(4.08)*
6/30/2018	22.14	0.11	1.31	1.42	—	(4.26)
6/30/2017	19.02	0.12	3.75	3.87	(0.19)	(0.56)
6/30/2016	23.99	0.23	(1.78)	(1.55)	(0.19)	(3.23)
Class R
12/31/2020†	$12.18	$0.10	$2.83	$2.93	$(0.17)	$(0.05)
6/30/2020	15.85	0.16	(2.53)	(2.37)	—	(1.30)
6/30/2019	23.10	0.26	(2.85)	(2.59)	(0.54)	(4.12)
6/30/2018	25.64	0.25	1.51	1.76	(0.04)	(4.26)
6/30/2017	21.87	0.25	4.34	4.59	(0.26)	(0.56)
6/30/2016	26.99	0.37	(1.99)	(1.62)	(0.27)	(3.23)
Class P
12/31/2020†	$12.97	$0.14	$3.01	$3.15	$(0.27)	$(0.05)
6/30/2020	16.79	0.25	(2.68)	(2.43)	(0.09)	(1.30)
6/30/2019	24.18	0.38	(2.97)	(2.59)	(0.68)	(4.12)
6/30/2018	26.69	0.39	1.56	1.95	(0.20)	(4.26)
6/30/2017	22.74	0.36	4.54	4.90	(0.39)	(0.56)
6/30/2016	27.92	0.51	(2.06)	(1.55)	(0.40)	(3.23)
Institutional Class
12/31/2020†	$13.13	$0.15	$3.04	$3.19	$(0.28)	$(0.05)
6/30/2020	16.95	0.27	(2.72)	(2.45)	(0.07)	(1.30)
6/30/2019	24.34	0.41	(3.00)	(2.59)	(0.68)	(4.12)
6/30/2018	26.82	0.42	1.58	2.00	(0.22)	(4.26)
6/30/2017	22.84	0.42	4.53	4.95	(0.41)	(0.56)
6/30/2016	28.05	0.55	(2.08)	(1.53)	(0.45)	(3.23)
Class R6
12/31/2020†	$13.02	$0.15	$3.02	$3.17	$(0.29)	$(0.05)
6/30/2020	16.85	0.27	(2.68)	(2.41)	(0.12)	(1.30)
6/30/2019	24.25	0.41	(2.99)	(2.58)	(0.70)	(4.12)
6/30/2018	26.75	0.44	1.56	2.00	(0.24)	(4.26)
6/30/2017	22.79	0.41	4.55	4.96	(0.44)	(0.56)
6/30/2016	28.02	0.56	(2.08)	(1.52)	(0.48)	(3.23)
Administrative Class
12/31/2020†	$11.02	$0.11	$2.57	$2.68	$(0.21)	$(0.05)
6/30/2020	14.48	0.19	(2.27)	(2.08)	(0.08)	(1.30)
6/30/2019	21.65	0.30	(2.73)	(2.43)	(0.62)	(4.12)
6/30/2018	24.30	0.32	1.43	1.75	(0.14)	(4.26)
6/30/2017	20.78	0.33	4.11	4.44	(0.36)	(0.56)
6/30/2016	25.87	0.45	(1.92)	(1.47)	(0.39)	(3.23)

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
*

The character of a portion of the distribution was redesignated from net investment income to net realized capital gain for the year ended June 30, 2019. The per share amount for Class C differs from other classes, as at the time the distribution was made, Class C had minimal distributable net investment income, therefore no redesignation for Class C was made.

82	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.29)	$13.45	24.09%	$295,295	1.17	%(c)(d)	1.27	%(c)(d)	1.77	%(c)(d)	46%
(1.36)	11.07	(16.62)	267,845	1.17	(d)	1.27	(d)	1.37	(d)	126
(4.74)	14.53	(7.70)	439,710	1.18		1.26		1.65		47
(4.38)	21.71	7.04	718,104	1.20		1.25		1.27		24
(0.88)	24.36	21.38	788,438	1.20	(d)	1.24	(d)	1.31	(d)	30
(3.58)	20.82	(5.31)	1,037,525	1.22	(d)	1.23	(d)	1.88	(d)	48

$(0.17)	$11.87	23.63%	$1,722	1.92	%(c)(d)	2.02	%(c)(d)	1.00	%(c)(d)	46%
(1.30)	9.74	(17.26)	1,627	1.92	(d)	2.02	(d)	0.58	(d)	126
(4.08)	12.97	(8.35)	3,984	1.93		2.01		0.88		47
(4.26)	19.30	6.26	106,052	1.95		2.00		0.54		24
(0.75)	22.14	20.45	135,225	1.95	(d)	1.99	(d)	0.56	(d)	30
(3.42)	19.02	(5.99)	175,139	1.97	(d)	1.98	(d)	1.14	(d)	48

$(0.22)	$14.89	24.02%	$14,998	1.42	%(c)(d)	1.52	%(c)(d)	1.50	%(c)(d)	46%
(1.30)	12.18	(16.86)	14,258	1.42	(d)	1.52	(d)	1.13	(d)	126
(4.66)	15.85	(7.97)	22,153	1.43		1.51		1.41		47
(4.30)	23.10	6.77	37,655	1.45		1.50		1.02		24
(0.82)	25.64	21.09	51,759	1.45	(d)	1.49	(d)	1.04	(d)	30
(3.50)	21.87	(5.52)	64,707	1.47	(d)	1.48	(d)	1.62	(d)	48

$(0.32)	$15.80	24.27%	$24,716	0.92	%(c)(d)	1.02	%(c)(d)	2.03	%(c)(d)	46%
(1.39)	12.97	(16.39)	21,354	0.92	(d)	1.02	(d)	1.62	(d)	126
(4.80)	16.79	(7.49)	39,426	0.93		1.01		1.91		47
(4.46)	24.18	7.27	65,466	0.95		1.00		1.54		24
(0.95)	26.69	21.66	72,679	0.95	(d)	0.99	(d)	1.42	(d)	30
(3.63)	22.74	(5.01)	58,556	0.97	(d)	0.98	(d)	2.13	(d)	48

$(0.33)	$15.99	24.31%	$95,994	0.82	%(c)(d)	0.92	%(c)(d)	2.08	%(c)(d)	46%
(1.37)	13.13	(16.31)	99,894	0.82	(d)	0.92	(d)	1.67	(d)	126
(4.80)	16.95	(7.42)	288,309	0.83		0.91		1.98		47
(4.48)	24.34	7.43	778,547	0.85		0.90		1.61		24
(0.97)	26.82	21.82	1,213,861	0.83	(d)	0.89	(d)	1.68	(d)	30
(3.68)	22.84	(4.93)	1,800,472	0.82	(d)	0.88	(d)	2.28	(d)	48

$(0.34)	$15.85	24.38%	$80,975	0.77	%(c)(d)	0.87	%(c)(d)	2.12	%(c)(d)	46%
(1.42)	13.02	(16.25)	88,885	0.77	(d)	0.87	(d)	1.76	(d)	126
(4.82)	16.85	(7.37)	150,200	0.78		0.86		2.04		47
(4.50)	24.25	7.44	347,379	0.80		0.85		1.70		24
(1.00)	26.75	21.90	464,279	0.79	(d)	0.84	(d)	1.60	(d)	30
(3.71)	22.79	(4.86)	371,453	0.77	(d)	0.83	(d)	2.39	(d)	48

$(0.26)	$13.44	24.28%	$38,764	1.07	%(c)(d)	1.17	%(c)(d)	1.88	%(c)(d)	46%
(1.38)	11.02	(16.58)	34,323	1.07	(d)	1.17	(d)	1.39	(d)	126
(4.74)	14.48	(7.64)	107,836	1.08		1.16		1.74		47
(4.40)	21.65	7.14	206,749	1.10		1.15		1.38		24
(0.92)	24.30	21.52	365,241	1.09	(d)	1.14	(d)	1.43	(d)	30
(3.62)	20.78	(5.11)	494,621	1.07	(d)	1.13	(d)	2.03	(d)	48

(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(d)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	83

Financial Highlights (cont’d)

For a Share Outstanding for the Period ended:^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)		Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period
AllianzGI Technology:
Class A
12/31/2020†	$68.06	$(0.51)		$24.85	$24.34	$(15.97)	$76.43
6/30/2020	63.92	(0.68)		16.01	15.33	(11.19)	68.06	(e)
6/30/2019	71.60	(0.68)		5.90	5.22	(12.90)	63.92
6/30/2018	60.82	(0.64)		22.58	21.94	(11.16)	71.60
6/30/2017	48.03	(0.17	)(f)	15.75	15.58	(2.79)	60.82	(f)
6/30/2016	58.15	(0.38)		(1.07)	(1.45)	(8.67)	48.03
Class C
12/31/2020†	$43.68	$(0.51)		$15.89	$15.38	$(15.97)	$43.09
6/30/2020	45.22	(0.76)		10.41	9.65	(11.19)	43.68	(e)
6/30/2019	55.32	(0.92)		3.72	2.80	(12.90)	45.22
6/30/2018	49.43	(0.91)		17.96	17.05	(11.16)	55.32
6/30/2017	39.80	(0.46	)(f)	12.88	12.42	(2.79)	49.43	(f)
6/30/2016	49.98	(0.66)		(0.85)	(1.51)	(8.67)	39.80
Class P
12/31/2020†	$79.28	$(0.48)		$28.99	$28.51	$(15.97)	$91.82
6/30/2020	72.49	(0.60)		18.58	17.98	(11.19)	79.28	(e)
6/30/2019	79.05	(0.58)		6.92	6.34	(12.90)	72.49
6/30/2018	66.03	(0.53)		24.71	24.18	(11.16)	79.05
6/30/2017	51.80	—(f	)	17.02	17.02	(2.79)	66.03	(f)
6/30/2016	61.90	(0.27)		(1.16)	(1.43)	(8.67)	51.80
Institutional Class
12/31/2020†	$81.43	$(0.45)		$29.79	$29.34	$(15.97)	$94.80
6/30/2020	74.10	(0.55)		19.07	18.52	(11.19)	81.43	(e)
6/30/2019	80.40	(0.52)		7.12	6.60	(12.90)	74.10
6/30/2018	66.94	(0.45)		25.07	24.62	(11.16)	80.40
6/30/2017	52.43	0.06(f	)	17.24	17.30	(2.79)	66.94	(f)
6/30/2016	62.49	(0.24)		(1.15)	(1.39)	(8.67)	52.43
Administrative Class
12/31/2020†	$74.24	$(0.53)		$27.14	$26.61	$(15.97)	$84.88
6/30/2020	68.67	(0.67)		17.43	16.76	(11.19)	74.24	(e)
6/30/2019	75.76	(0.67)		6.48	5.81	(12.90)	68.67
6/30/2018	63.76	(0.61)		23.77	23.16	(11.16)	75.76
6/30/2017	50.18	(0.23	)(f)	16.60	16.37	(2.79)	63.76	(f)
6/30/2016	60.32	(0.36)		(1.11)	(1.47)	(8.67)	50.18

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

84	Semiannual Report	| December 31, 2020 |	See accompanying Notes to Financial Statements

Total Return (b)		Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement (c)		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement (c)		Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Portfolio Turnover Rate

35.88%		$797,798	1.55	%(d)	1.55	%(d)	(1.30	)%(d)	71%
28.34	(e)	664,833	1.57		1.57		(1.12)		212
12.40		601,112	1.51		1.56		(1.05)		109
38.89		530,127	1.42		1.57		(0.95)		104
33.69	(f)	452,039	1.51		1.61		(0.31	)(f)	128
(3.24)		417,305	1.66		1.66		(0.74)		171

35.40%		$61,916	2.31	%(d)	2.31	%(d)	(2.05	)%(d)	71%
27.37	(e)	50,421	2.32		2.32		(1.87)		212
11.57		48,842	2.23		2.31		(1.78)		109
37.86		138,589	2.17		2.32		(1.70)		104
32.69	(f)	113,411	2.26		2.36		(1.05	)(f)	128
(3.95)		112,423	2.41		2.41		(1.53)		171

36.07%		$198,299	1.30	%(d)	1.30	%(d)	(1.05	)%(d)	71%
28.67	(e)	154,810	1.32		1.32		(0.87)		212
12.68		155,553	1.27		1.31		(0.80)		109
39.24		100,560	1.17		1.32		(0.71)		104
34.03	(f)	59,369	1.26		1.35		(0.01	)(f)	128
(2.99)		44,881	1.41		1.41		(0.50)		171

36.13%		$1,365,378	1.20	%(d)	1.21	%(d)	(0.95	)%(d)	71%
28.78	(e)	995,709	1.22		1.22		(0.78)		212
12.81		800,061	1.16		1.21		(0.69)		109
39.37		789,922	1.07		1.22		(0.59)		104
34.16	(f)	736,162	1.16		1.25		0.09(f	)	128
(2.89)		518,761	1.31		1.31		(0.43)		171

35.96%		$82,342	1.46	%(d)	1.46	%(d)	(1.22	)%(d)	71%
28.46	(e)	11,669	1.47		1.47		(1.02)		212
12.52		11,688	1.40		1.46		(0.95)		109
39.02		23,535	1.32		1.47		(0.85)		104
33.83	(f)	15,062	1.44		1.52		(0.41	)(f)	128
(3.15)		62,913	1.56		1.56		(0.68)		171

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized, unless otherwise noted.
(e)	Payments from Affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
(f)

An out of period adjustment of $3,694,541, which is included in miscellaneous income, related to income earned in previous years, decreased net investment loss per share and increased net asset value per share by approximately $0.15 for Class A; $0.13 for Class C; $0.20 for Class P; $0.20 for Institutional Class and $0.04 for Administrative Class. The increase in total return and decrease in ratio of net investment loss to average net assets relating to this income for each share class was approximately 0.33% and 0.28% for Class A; 0.35% and 0.29% for Class C; 0.40% and 0.33% for Class P; 0.40% and 0.32% for Institutional Class; 0.09% and 0.08% for Administrative Class, respectively.

See accompanying Notes to Financial Statements	| December 31, 2020 |	Semiannual Report	85

Notes to Financial Statements

December 31, 2020 (unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Virtus Investment Trust (known during the period being reported as Allianz Funds) (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services-Investment Companies. As of December 31, 2020, the Trust consisted of thirteen separate investment series (each a “Fund” and collectively, the ”Funds”), and Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Investment Adviser”) served as the Funds’ investment adviser. AllianzGI U.S. is an indirect, wholly-owned subsidiary of PFP Holdings, Inc. and is a member of Munich-based Allianz Group. Currently, the Trust offers up to seven classes of shares to new and existing investors: A, C, R, P, Institutional, R6 and Administrative. Class C shares of a Fund will automatically convert to Class A shares of the same Fund following a required holding period, which as of December 31, 2020, was ten years. Such conversions are subject to certain limitations.

The following Fund sold and issued shares of beneficial interest to Allianz Fund Investments, Inc. (“AFI”), an indirect wholly-owned subsidiary of Allianz SE, during the six months ended December 31, 2020:

AllianzGI Health Sciences:
Class	Date	Shares	Amount
P	7/13/20	285	$10,000

The investment objective of each of AllianzGI Dividend Value, AllianzGI International Value, AllianzGI Large-Cap Value, AllianzGI Mid-Cap Value and AllianzGI Small-Cap Value is to seek long-term growth of capital and income. The investment objective of AllianzGI Emerging Markets Opportunities is to seek maximum long-term capital appreciation. The investment objective of each AllianzGI Focused Growth, AllianzGI Global Small-Cap, AllianzGI Health Sciences, AllianzGI Mid-Cap, AllianzGI Small-Cap and AllianzGI Technology is to seek long-term capital appreciation. The investment objective of AllianzGI Income & Growth is to seek total return comprised of current income, current gains and capital appreciation. There can be no assurance that the Funds will meet their stated objectives.

The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

Like many other companies, the Trust’s organizational documents provide that its officers (“Officers”) and the Board of Trustees (the “Board” or the “Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust and Funds enter into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s and the Funds’ maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or the Funds.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments.  Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and under normal circumstances. Exchange-traded funds (“ETFs”) are valued at their current market trading price. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the Investment Adviser. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Adviser monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Adviser determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Adviser determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

86	December 31, 2020 |	Semiannual Report

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV of a Fund’s shares may change on days when an investor is not able to purchase or redeem or exchange shares.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material to the Funds’ financial statements. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors, where appropriate. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

(b) Fair Value Measurements.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

∎	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

∎	Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

∎	Level 3—valuations based on significant unobservable inputs (including the Investment Adviser’s or the Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the six months ended December 31, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. GAAP.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds’ valuation procedures are designed to value a security at the price the Funds may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Funds would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, and the individual characteristics of the security,

Semiannual Report	| December 31, 2020	87

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at December 31, 2020 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

AllianzGI Dividend Value:
Investments in Securities – Assets	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Value at 12/31/20
Common Stock	$848,630,595	—	—	$848,630,595
Exchange-Traded Funds	3,509,391	—	—	3,509,391
Repurchase Agreements	—	$1,205,000	—	1,205,000
Totals	$852,139,986	$1,205,000	—	$853,344,986

88	December 31, 2020 |	Semiannual Report

AllianzGI Emerging Markets Opportunities:
Investments in Securities – Assets	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Value at 12/31/20
Common Stock:
Argentina	$1,172,654	—	—	$1,172,654
China	14,662,220	$78,883,648	—	93,545,868
India	7,175,418	28,428,040	—	35,603,458
Peru	2,207,568	—	—	2,207,568
South Africa	1,877,670	—	—	1,877,670
Thailand	—	—	$3,014,691	3,014,691
Turkey	1,417,607	—	—	1,417,607
United States	1,442,880	—	—	1,442,880
All Other	—	122,467,397	—	122,467,397
Preferred Stock	—	2,760,326	—	2,760,326
Repurchase Agreements	—	826,000	—	826,000
Totals	$29,956,017	$233,365,411	$3,014,691	$266,336,119

AllianzGI Focused Growth:
Investments in Securities – Assets	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Value at 12/31/20
Common Stock	$1,301,155,577	—	—	$1,301,155,577
Repurchase Agreements	—	$20,265,000	—	20,265,000
Options Purchased:
Market Price	881,875	—	—	881,875
	1,302,037,452	20,265,000	—	1,322,302,452
Investments in Securities – Liabilities
Options Written:
Market Price	(17,188)	—	—	(17,188)
Totals	$1,302,020,264	$20,265,000	—	$1,322,285,264

Semiannual Report	| December 31, 2020	89

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

AllianzGI Global Small-Cap:
Investments in Securities – Assets	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Value at 12/31/20
Common Stock:
Australia	—	$1,441,369		—	$1,441,369
Denmark	—	1,021,153		—	1,021,153
Finland	—	430,799		—	430,799
France	—	2,171,334		—	2,171,334
Germany	$984,812	2,456,840		—	3,441,652
Hong Kong	249,756	716,184		—	965,940
Italy	—	872,214		—	872,214
Japan	—	9,367,140		—	9,367,140
Korea (Republic of)	—	273,809		—	273,809
Netherlands	—	998,847		—	998,847
Norway	—	1,033,257		—	1,033,257
Singapore	—	306,888		—	306,888
Sweden	—	890,334		—	890,334
Switzerland	402,603	1,486,449		—	1,889,052
Taiwan	—	794,008		—	794,008
Thailand	—	—		$68,491	68,491
United Kingdom	—	4,715,175		—	4,715,175
All Other	56,928,273	—		—	56,928,273
Preferred Stock	—	503,469		—	503,469
Repurchase Agreements	—	840,000		—	840,000
	58,565,444	30,319,269		68,491	88,953,204
Other Financial Instruments* – Assets
Foreign Exchange Contracts	—	—	†	—	—	†
Totals	$58,565,444	$30,319,269		$68,491	$88,953,204

AllianzGI Health Sciences:
Investments in Securities – Assets	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Value at 12/31/20
Common Stock:
Pharmaceuticals	$73,706,380	$4,890,816		—	$78,597,196
All Other	91,969,143	—		—	91,969,143
Warrants	—	—		$98,748	98,748
Rights	—	—		957	957
Repurchase Agreements	—	3,895,000		—	3,895,000
Totals	$165,675,523	$8,785,816		$99,705	$174,561,044

90	December 31, 2020 |	Semiannual Report

AllianzGI Income & Growth:
Investments in Securities – Assets	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs		Value at 12/31/20
Common Stock:
Aerospace & Defense	$14,020,930	—	$309,681		$14,330,611
Apparel & Textiles	—	—	32,010		32,010
Banks	22,872,600	—	7		22,872,607
Commercial Services	—	—	576,798		576,798
Media	—	—	1,630,137		1,630,137
Oil, Gas & Consumable Fuels	13,684,229	—	6,609		13,690,838
Semiconductors	—	—	—	†	—	†
All Other	1,956,544,421	—	—		1,956,544,421
Corporate Bonds & Notes:
Commercial Services	—	$70,634,039	179,166		70,813,205
Computers	—	9,628,609	65		9,628,674
Diversified Financial Services	—	66,477,500	14,171,734		80,649,234
Media	—	164,348,771	8		164,348,779
All Other	—	1,570,161,515	—		1,570,161,515
Convertible Bonds & Notes:	—		—
Oil, Gas & Consumable Fuels	—	31,836,368	—	†	31,836,368
All Other	—	1,525,027,212	—		1,525,027,212
Convertible Preferred Stock:
Diversified Financial Services	5,262,143	20,382,562	—		25,644,705
Telecommunications	—	24,341,710	—		24,341,710
All Other	366,928,201	—	—		366,928,201
Senior Loans	—	30,628,242	—		30,628,242
Preferred Stock	—	—	17,078,829		17,078,829
Mutual Funds	10,466,614	—	—		10,466,614
Warrants:
Advertising	—	—	1,071,460		1,071,460
Iron/Steel	—	—	38,791		38,791
Media	—	—	4		4
All Other	195,529	—	—		195,529
Repurchase Agreements	—	314,951,000	—		314,951,000
	2,389,974,667	3,828,417,528	35,095,299		6,253,487,494
Investments in Securities – Liabilities
Options Written:
Market Price	(950,795)	—	—		(950,795)
Totals	$2,389,023,872	$3,828,417,528	$35,095,299		$6,252,536,699

AllianzGI International Value:
Investments in Securities – Assets	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs		Value at 12/31/20
Common Stock:
Canada	$8,315,679	—	—		$8,315,679
India	384,134	$436,763	—		820,897
Netherlands	1,082,346	—	—		1,082,346
Russian Federation	4,838,658	—	—		4,838,658
United Kingdom	2,828,963	9,473,429	—		12,302,392
United States	12,983,471	—	—		12,983,471
All Other	—	112,425,945	—		112,425,945
Repurchase Agreements	—	1,803,000	—		1,803,000
Totals	$30,433,251	$124,139,137	—		$154,572,388

Semiannual Report	| December 31, 2020	91

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

AllianzGI Large-Cap Value:
Investments in Securities – Assets	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs		Value at 12/31/20
Common Stock	$322,851,223	—	—		$322,851,223
Repurchase Agreements	—	$12,735,000	—		12,735,000
Totals	$322,851,223	$12,735,000	—		$335,586,223

AllianzGI Mid-Cap:
Investments in Securities – Assets	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs		Value at 12/31/20
Common Stock	$442,697,034	—	—		$442,697,034
Repurchase Agreements	—	$2,187,000	—		2,187,000
Totals	$442,697,034	$2,187,000	—		$444,884,034

AllianzGI Mid-Cap Value:
Investments in Securities – Assets	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs		Value at 12/31/20
Common Stock	$1,377,368,752	—	—		$1,377,368,752
Exchange-Traded Funds	6,713,451	—	—		6,713,451
Repurchase Agreements	—	$19,708,000	—		19,708,000
Totals	$1,384,082,203	$19,708,000	—		$1,403,790,203

AllianzGI Small-Cap:
Investments in Securities – Assets	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs		Value at 12/31/20
Common Stock	$137,783,345	—	—		$137,783,345
Exchange-Traded Funds	168,791	—	—		168,791
Rights	—	—	—	†	—	†
Repurchase Agreements	—	$1,563,000	—		1,563,000
Totals	$137,952,136	$1,563,000	—	†	$139,515,136

AllianzGI Small-Cap Value:
Investments in Securities – Assets	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs		Value at 12/31/20
Common Stock	$536,479,252	—	—		$536,479,252
Exchange-Traded Funds	4,697,043	—	—		4,697,043
Repurchase Agreements	—	$13,752,000	—		13,752,000
Totals	$541,176,295	$13,752,000	—		$554,928,295

92	December 31, 2020 |	Semiannual Report

AllianzGI Technology:
Investments in Securities – Assets	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Value at 12/31/20
Common Stock:
Electronic Equipment, Instruments & Components	$12,595,804	$40,558,252	—	$53,154,056
Entertainment	28,376,066	64,194	—	28,440,260
Interactive Media & Services	204,843,744	135,240	—	204,978,984
IT Services	448,239,874	299,266	—	448,539,140
Semiconductors & Semiconductor Equipment	388,999,054	72,910,132	—	461,909,186
Technology Hardware, Storage & Peripherals	167,882,561	92,236,858	—	260,119,419
All Other	710,948,157	—	—	710,948,157
Exchange-Traded Funds	5,677	—	—	5,677
Repurchase Agreements	—	272,335,000	—	272,335,000
Options Purchased:
Market Price	74,146,675	—	—	74,146,675
	2,036,037,612	478,538,942	—	2,514,576,554
Investments in Securities – Liabilities
Options Written:
Market Price	(3,572,505)	—	—	(3,572,505)
Securities Sold Short, at value	(9,190)	—	—	(9,190)
	(3,581,695)	—	—	(3,581,695)
Totals	$2,032,455,917	$478,538,942	—	$2,510,994,859

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended December 31, 2020, was as follows:

AllianzGI Emerging Markets Opportunities:
Investments in Securities – Assets	Beginning Balance 6/30/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/20
Common Stock:
Thailand	$7,604,987	$—	$(3,827,227)	$—	$44,114	$(807,183)	$—	$—	$3,014,691

AllianzGI Global Small-Cap:
Investments in Securities – Assets	Beginning Balance 6/30/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/20
Common Stock:
Thailand	$—	$221,031	$(145,143)	$—	$(12,037)	$4,640	$—	$—	$68,491

AllianzGI Health Sciences:
Investments in Securities – Assets	Beginning Balance 6/30/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/20
Warrants	$262,666	$—	$—	$—	$—	$(163,918)	$—	$—	$98,748
Rights	957	—	—	—	—	—	—	—	957
Totals	$263,623	$—	$—	$—	$—	$(163,918)	$—	$—	$99,705

Semiannual Report	| December 31, 2020	93

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

AllianzGI Income & Growth:
Investments in Securities – Assets	Beginning Balance 6/30/20		Purchases	Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 12/31/20
Common Stock:
Advertising	$157,575		$—	$—	@	$—	$(458,209)	$300,634	$—		$—	$—
Aerospace & Defense	183,201		—	—		—	—	126,480	—		—	309,681
Apparel & Textiles	28,890		—	—		—	—	3,120	—		—	32,010
Banks	7		—	—		—	—	—	—		—	7
Commercial Services	576,798		—	—		—	—	—	—		—	576,798
Media	784,514		—	—		—	—	845,623	—		—	1,630,137
Oil, Gas & Consumable Fuels	17		—	—		—	—	—	6,592	**	—	6,609
Semiconductors	—	†	—	—		—	—	—	—		—	—	†
Corporate Bonds & Notes:
Commercial Services	179,166		—	—		—	—	—	—		—	179,166
Computers	65		—	—		—	—	—	—		—	65
Diversified Financial Services	3,301,117		642,182	—		61,304	—	(1,832,869)	12,000,000	***	—	14,171,734
Media	8		—	—		—	—	—	—		—	8
Preferred Stock	16,230,676		—	—		—	—	848,153	—		—	17,078,829
Convertible Bonds & Notes:
Oil, Gas & Consumable Fuels	—		—	—		—	—	—	—	†,***	—	—	†
Warrants:
Advertising	4,610		1,946,103	—		—	—	(879,253)	—		—	1,071,460
Iron/Steel	11,658		—	—		—	—	27,133	—		—	38,791
Media	4		—	—		—	—	—	—		—	4
Totals	$21,458,306		$2,588,285	$—		$61,304	$(458,209)	$(560,979)	$12,006,592		$—	$35,095,299

The table for AllianzGI Income & Growth includes Level 3 investments that are valued by brokers and independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

The tables above may include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

94	December 31, 2020 |	Semiannual Report

The following tables presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2020:

AllianzGI Health Sciences:
Investments in Securities – Assets	Ending Balance at 12/31/20	Valuation Technique Used	Unobservable Inputs	Input Values
Warrants:
Pharmaceuticals	$98,748	Black Scholes Model	Implied Price	$5.248
			Volatility	43.55%

AllianzGI Income & Growth:
Investments in Securities – Assets	Ending Balance at 12/31/20	Valuation Technique Used	Unobservable Inputs	Input Values
Common Stock:
Aerospace & Defense	$309,681	Market and Company Comparables	EV Multiples	1.06x (0.60x-2.02x	)
				9.86x (-24.03x-32.90x)
				1.02x (0.43x-1.84x	)
			M&A Transaction Multiples	0.92x (0.43x-1.96x	)
			Illiquidity Discount	40%
Apparel & Textile	$32,010	Market and Company Comparables	EV Multiples	0.69x (0.10x-1.12x	)
				12.57x (4.95x-21.76x	)
			Illiquidity Discount	25%
Media	$1,630,117	Market and Company Comparables	EV Multiples	0.84x (0.57x-4.54x	)
				7.23x (4.99x-31.47x	)
			M&A Transaction Multiples	8.52x (6.65x-10.11x	)
			Illiquidity Discount	10%
Corporate Bonds & Notes:
Diversified Financial Services	$2,171,734	Market and Company Comparables	EV Multiples	1.05x (0.61x-1.83x	)
				3.11x (0.94x-4.43x)
				0.63x (0.38x-0.87x	)
			Illiquidity Discount	20%
Preferred Stock:
Media	$1,190,020	Market and Company Comparables	EV Multiples	0.95x (0.36x-2.39x	)
			Illiquidity Discount	1%-25%
	$15,888,729	Market and Company Comparables	EV Multiples	0.95x (0.36x-2.39x	)
			Illiquidity Discount	25%
Warrants:
Advertising	$68,934	Market and Company Comparables	EV Multiples	2.22x (1.24x-8.25x	)
				10.3x (6.26x-25.68x	)
		Black-Scholes Model	Volatility	32.98%
			Implied Price	$55.90
	$1,002,526	Market and Company Comparables	EV Multiples	1.88x (0.94x-4.12x	)
				8.35x (6.28x-9.89x	)
			M&A Transaction Multiples	1.03x (0.67x-1.54x	)
		Black-Scholes Model	Volatility	77%
			Implied Price	$0.629

The tables above do not include Level 3 Investments that are valued by the brokers or independent pricing services.

*	Other financial instruments are derivatives, such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 1 and into Level 3 due to a third-party independent pricing vendor price being unavailable or unreliable at December 31, 2020.
***	Transferred out of Level 2 and into Level 3 due to a third-party independent pricing vendor price being unavailable or unreliable at December 31, 2020.
†	Actual amount rounds to less than $1.
@	Removed via corporate action.

Semiannual Report	| December 31, 2020	95

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at December 31, 2020 was:

AllianzGI Emerging Markets Opportunities	$(467,730)
AllianzGI Global Small-Cap	4,640
AllianzGI Health Sciences	(163,918)
AllianzGI Income & Growth	(1,013,128)

Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

(c) Investment Transactions and Investment Income.   Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as a component of net change in unrealized appreciation (depreciation) of investments on the Statements of Operations. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Interest income adjusted for the accretion of discounts and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income. Conversion premium is not amortized. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, and then are recorded as soon after the ex-dividend date as the Funds, using reasonable diligence, become aware of such dividends. Dividend and interest income on the Statements of Operations are shown net of any foreign taxes withheld on income from foreign securities. Payments received from real estate investment trust securities may be comprised of dividends, realized gains and return of capital. The payment may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Payments considered return of capital reduce the cost basis of the respective security. Distributions, if any, in excess of the cost basis of a security are recognized as capital gains. Dividends from underlying funds are recorded as dividend income, while capital gain distributions are recorded as net capital gain distributions received from underlying funds on the Statements of Operations. Consent fees relating to corporate actions are recorded as miscellaneous income upon receipt. Expenses are recorded on an accrual basis and such expenses exclude those of the underlying funds. Expenses of the underlying funds are reflected in the NAV of those funds.

(d) Federal Income Taxes.   The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. The Funds may be subject to excise tax based on distributions to shareholders.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2020, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken. The Funds’ U.S. federal income tax returns for the prior three years, as applicable, remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions to Shareholders.   Dividends from net investment income, if any, of each Fund (except AllianzGI Dividend Value, AllianzGI Income & Growth, AllianzGI International Value and AllianzGI Large-Cap Value), are declared and distributed to shareholders annually. Dividends from net investment income, if any, for AllianzGI Dividend Value, AllianzGI International Value and AllianzGI Large-Cap Value are declared and distributed quarterly. Dividends from net investment income and/or distributions from short-term capital gains for AllianzGI Income & Growth, if any, are declared and distributed monthly. Net realized capital gains, if any, earned by each Fund, will be distributed annually. The Funds record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with U.S federal income tax regulations, which may differ from U.S. GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their U.S. federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for U.S. federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Multi-Class Operations.   Each class offered by the Funds has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, include administration, distribution and servicing fees.

(g) Foreign Currency Translation.   The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market values of investments and other assets and liabilities denominated in foreign currencies are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales,

96	December 31, 2020 |	Semiannual Report

income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Funds’ Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(h) Repurchase Agreements.   The Funds are parties to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements include provisions for initiation of repurchase transactions, income payments, events of default, and maintenance of collateral.

The Funds enter into transactions, under the Master Repo Agreements, with their custodian bank or securities brokerage firms whereby they purchase securities under agreements (i.e., repurchase agreements) to resell such securities at an agreed upon price and date. The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair value. The collateral that is pledged (i.e. the securities received by the Funds), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Funds until the maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults under the Master Repo Agreements and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. The gross values are included in the Funds’ Schedules of Investments. As of December 31, 2020, the value of the related collateral exceeded the value of the repurchase agreements for each Fund.

(i) Securities Sold Short.   Certain Funds engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Funds will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. This collateral earns interest and the interest is used to pay each lender a fee for borrowed securities, to compensate the broker for its services, and to provide a rebate to the borrower (the Fund) for posting the collateral. The net proceeds from these transactions are shown as miscellaneous income or miscellaneous expense on the Statements of Operations. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked to market daily. Short sales expose the Funds to the risk that they will be required to cover the short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the applicable Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Funds will be subject to additional risks to the extent that they engage in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(j) Warrants.   The Funds may receive warrants. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

Semiannual Report	| December 31, 2020	97

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

(k) Rights.   The Funds may receive rights. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the right, the right will expire worthless. Rights may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

(l) Exchange-Traded Funds.   Certain Funds may invest in exchange-traded-funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations.

(m) Convertible Securities.   Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.

(n) Payment In-Kind Securities.   The Funds may invest in payment in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.

(o) Loan Interest Expense.   Loan interest expense relates to the amounts borrowed under the credit facility (See Note 10). Loan interest expense is recorded as it is incurred.

(p) Contingent Value Rights.   A Fund may invest in contingent value rights (“CVRs”). A CVR gives the holder the right to receive an amount (which may be a fixed amount or determined by a formula) in the event that a specified corporate action, business milestone, or other trigger occurs (or does not occur) which is often subject to an expiration date. CVRs often are awarded to shareholders in the context of a corporate acquisition or major restructuring. For example, shareholders of an acquired company may receive a CVR that enables them to receive additional shares of the acquiring company in the event that the acquiring company’s share price falls below a certain level by a specified date. Risks associated with the use of CVRs are generally similar to risks associated with the use of options, such as the risk that the required trigger does not (or does) occur prior to a CVR’s expiration, causing the CVR to expire with no value. CVRs also present illiquidity risk, as they may not be registered securities or may otherwise be non-transferable or difficult to transfer, as well as counterparty risk and credit risk. Further, because CVRs are valued based on the likelihood of the occurrence of a trigger, valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

(q) Restricted Securities.   The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

2.	PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, foreign currency, credit and leverage risks.

Interest rate risk is the risk that fixed income securities’ valuations will change because of changes in interest rates. During periods of rising nominal interest rates, the values of fixed income instruments are generally expected to decline. Conversely, during periods of declining nominal interest rates, the values of fixed income instruments are generally expected to rise. To the extent that a Fund effectively has short positions with respect to fixed income instruments, the values of such short positions would generally be expected to rise when nominal interest rates rise and to decline when nominal interest rates decline. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Interest rate changes can be sudden and unpredictable, and the Funds may lose money as a result of movements in interest

98	December 31, 2020 |	Semiannual Report

rates. High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increase in interest rates or an issuer’s deterioration and/or default. The Funds may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Funds hold variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

To the extent the Funds directly invest in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, inflation, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency-denominated securities may reduce the returns of the Funds. The local emerging market currencies in which the Funds may be invested may experience substantially greater volatility against the U.S. dollar than the major convertible currencies in developed countries.

The Funds are subject to elements of risk not typically associated with investments in the U.S., due to concentrated investments in foreign issuers located in a specific country or region. Such concentrations will subject the Funds to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

Funds may be subject to increased risk to the extent they allocate assets among investment styles and certain styles under-perform relative to other investment styles.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by the Funds. Even when markets perform well, there is no assurance that the investments held by the Funds will increase in value along with the broader market. In addition, market risk includes the risk that local, regional or global events, including geopolitical and other events may disrupt the economy on a national or global level. For example, events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the economy or the markets for financial instruments and, as a result, could have a significant impact on a Fund and its investments. As a further example, an outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread globally, being designated as a pandemic in early 2020. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions; mandatory stay-at-home and work-from-home orders in numerous countries, including the United States; significant disruptions to business operations, supply chains and customer activity, as well as mandatory business closures; lower consumer demand for goods and services; event cancellations and restrictions; cancellations, reductions and other changes in services; significant challenges in healthcare service preparation and delivery; public gathering limitations and prolonged quarantines; and general concern and uncertainty. These effects have exacerbated the significant risks inherent in market investments, and the COVID-19 pandemic has already meaningfully disrupted the global economy and markets, causing market losses across a range of asset classes, as well as both heightened market volatility and increased illiquidity for trading. Although the long-term economic fallout of COVID-19 is difficult to predict, it has the potential to continue to have ongoing material adverse effects on the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by the outbreak of COVID-19 may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established

Semiannual Report	| December 31, 2020	99

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

health care systems. The COVID-19 pandemic and its effects may be short term or may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Furthermore, the ability of the Investment Adviser or its affiliates to operate effectively, including the ability of personnel to function, communicate and travel to the extent necessary to carry out each Fund’s investment strategies and objectives, may be materially impaired. All of the foregoing could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in the respective Fund.

Certain of the Funds invest in ETFs. Shareholders will indirectly bear fees and expenses associated with the ETFs in which a Fund invests, in addition to a Fund’s direct fees and expenses. The cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, a Fund’s NAV will be subject to fluctuations in the market values of the ETFs in which it invests. A Fund is also subject to the risks associated with the securities or other investments in which the ETFs invest, and the ability of a Fund to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. An index based ETF’s performance may not match that of the index it seeks to track.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Investment Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are exposed to risks associated with leverage. Leverage may cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, dividend and interest costs on such leverage may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses. As discussed further in Note 10, the Funds have entered into a credit agreement. In connection with their use of leverage as well as their investment activities, the Funds may have exposure to the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests are not known.

The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted securities are often illiquid and may not be actively traded. Sale of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material. A Fund may incur additional expenses to the extent it is required to seek recovery upon a portfolio security’s default in the payment of principal or interest. In any bankruptcy proceeding relating to a defaulted investment, a Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

Short sales may be used by certain Funds. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund.

Investments in senior loans and repurchase agreements also involve special risks. Although typically secured, senior loans may not be backed by sufficient collateral to satisfy their issuers’ obligations in the event of bankruptcy or similar scenarios. Senior loans may also be illiquid. Similarly, repurchase agreements may result in losses if the collateral associated with such positions is insufficient in the event of a counterparty default or similar scenario. Repurchase agreement positions may also be illiquid.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

100	December 31, 2020 |	Semiannual Report

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Funds may invest in other investment companies, including investment companies advised by the Investment Adviser or its affiliates. Investing in other investment companies involves certain additional expenses and tax results that would not be present in a direct investment in such other investment companies. Each Fund’s NAV will fluctuate in response to changes in the NAVs of the other investment companies in which it invests. The extent to which the investment performance and risks associated with each Fund correlate to those of a particular investment company will depend upon the extent to which each Fund’s assets are allocated from time to time for investment in such investment company, which will vary. To the extent that a Fund invests a significant portion of its assets in another investment company, it will be particularly sensitive to the risks associated with that investment company.

3.	FINANCIAL DERIVATIVE INSTRUMENTS

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges”, and those that do not qualify for such accounting. Although the Funds at times use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

Option Transactions.   The Funds purchase put and call options on securities and indices for hedging purposes, risk management purposes or otherwise as part of their investment strategies. The risks associated with purchasing an option include the risk that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premiums and changes in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

The Funds may write (sell) put and call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the option written. These liabilities, if any, are reflected as options written in the Funds’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

There are several risks associated with option transactions on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. The Funds’ ability to use options successfully will depend on the Investment Adviser’s ability to predict pertinent market movements, which cannot be assured. As the writer of a covered call option, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.

Forward Foreign Currency Contracts.   A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds also enter into these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities.

Semiannual Report	| December 31, 2020	101

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

The following is a summary of the Funds’ derivatives categorized by risk exposure.

The effect of derivatives on the Statements of Assets and Liabilities at December 31, 2020:

AllianzGI Focused Growth:
Location	Market Price
Asset derivatives:
Investments, at value (options purchased)	$ 881,875
Liability derivatives:
Options written, at value	$ (17,188)

AllianzGI Income & Growth:
Location	Market Price
Liability derivatives:
Options written, at value	$ (950,795)

AllianzGI Technology:
Location	Market Price
Asset derivatives:
Investments, at value (options purchased)	$ 74,146,675
Liability derivatives:
Options written, at value	$ (3,572,505)

The effect of derivatives on the Statements of Operations for the six months ended December 31, 2020:

AllianzGI Focused Growth:
Location	Market Price
Net realized gain on:
Options written	$574,213
Net change in unrealized appreciation/depreciation of:
Investments (options purchased)	$(340)
Options written	286,925
Total net change in unrealized appreciation/depreciation	$286,585

AllianzGI Global Small-Cap:
Location	Foreign Exchange Contracts
Net realized loss on:
Forward foreign currency contracts	$(146)
Net change in unrealized appreciation/depreciation of:
Forward foreign currency contracts	$29

AllianzGI Health Sciences:
Location	Foreign Exchange Contracts
Net realized loss on:
Forward foreign currency contracts	$(6,619)

AllianzGI Income & Growth:
Location	Market Price
Net realized loss on:
Options written	$(3,203,213)
Net change in unrealized appreciation/depreciation of:
Options written	$420,450

AllianzGI Technology:
Location	Market Price	Foreign Exchange Contracts	Total
Net realized gain on:
Investments (options purchased)	$1,276,021	$—	$1,276,021
Options written	3,856,687	—	3,856,687
Forward foreign currency contracts	—	38,345	38,345
Total net realized gain	$5,132,708	$38,345	$5,171,053
Net change in unrealized appreciation/depreciation of:
Investments (options purchased)	$25,775,360	—	$25,775,360
Options written	15,569,841	—	15,569,841
Total net change in unrealized appreciation/depreciation	$41,345,201	—	$41,345,201

The average volume (based on the open positions at each month-end) of derivative activity during the six months ended December 31, 2020:

	Options Purchased	Options Written	Forward Foreign Currency Contracts(2)

	Contracts(1)	Contracts(1)	Purchased		Sold
AllianzGI Focused Growth	54	(75)	—		—
AllianzGI Global Small-Cap	—	—	$7,636		—
AllianzGI Health Sciences	—	—	—	†	—
AllianzGI Income & Growth	—	(14,298)	—		—
AllianzGI Technology	16,362	(17,691)	717,631		—

†	Fund had derivative activity during the period but it did not have open positions at any month-end in the period.
(1)	Number of contracts
(2)	U.S. $ value on origination date

4.	INVESTMENT ADVISER/ADMINISTRATOR/DISTRIBUTOR FEES/EXPENSES & DEFERRED COMPENSATION

Investment Advisory Fee.   For the period reported in these financial statements, AllianzGI U.S. served as the investment adviser to the

102	December 31, 2020 |	Semiannual Report

Funds, pursuant to an investment advisory contract. AllianzGI U.S. received a monthly fee (the “Investment Advisory Fee”) from each Fund at an annual rate based on the average daily net assets of each Fund.

Administration Fee.   For the period reported in these financial statements, AllianzGI U.S. provided administrative services to the

Funds and also bore the cost of most third-party administrative services required by the Funds, and in return it received from each share class of each Fund a monthly administration fee based on each share class’ average daily net assets (the “Administration Fee”).

The Investment Advisory Fee and Administration Fee for all classes were charged at an annual rate as indicated in the following table:

	All Classes			Class A, C, and R*			Class P			Institutional Class			Class R6			Administrative Class

	Investment Advisory Fee	Effective Advisory Fee		Administ- ration Fee	Effective Administ- ration Fee		Administ- ration Fee	Effective Administ- ration Fee		Administ- ration Fee	Effective Administ- ration Fee		Administ- ration Fee	Effective Administ- ration Fee		Administ- ration Fee	Effective Administ- ration Fee
AllianzGI Dividend Value(3)	0.45	0.38(10)		0.40	0.40		0.40	0.40		0.30	0.30		0.25	0.25		0.30	0.30
AllianzGI Emerging Markets Opportunities(1)	0.85%	0.65	%(4)	0.50%	0.35	%(5)	0.50%	0.35	%(5)	0.40%	0.25	%(5)	0.35%	0.20	%(5)	N/A	N/A
AllianzGI Focused Growth(3)	0.45	0.35(6)		0.40	†(7)		0.40	0.40		0.30	0.30		0.25	0.25		0.30%	0.30%
AllianzGI Global Small-Cap(2)	0.90	0.90		0.45	0.45		0.45	0.45		0.35	0.35		0.30	N/A		N/A	N/A
AllianzGI Health Sciences(3)	0.80	0.80		0.40	0.40		0.40	0.40		0.30	0.30		N/A	N/A		N/A	N/A
AllianzGI Income & Growth(3)	0.65	0.63(9)		0.40	0.36		0.40	0.36		0.30	0.26		N/A	N/A		N/A	N/A
AllianzGI International Value(1)	0.60	0.55(11)		0.50	0.48(12)		0.50	0.47(12)		0.40	0.37(12)		0.35	0.32(12)		0.40	0.38(12)
AllianzGI Large-Cap Value(3)	0.45	0.45		0.40	0.40		0.40	0.40		0.30	0.30		N/A	N/A		0.30	0.30
AllianzGI Mid-Cap	0.47	0.47		0.40	0.40		0.40	0.40		0.30	0.30		N/A	N/A		0.30	0.30
AllianzGI Mid-Cap Value(3)	0.55	0.55		0.40	0.17(13)		0.40	0.17(13)		0.30	0.07(13)		0.25	0.02(13)		0.30	0.07(13)
AllianzGI Small-Cap(3)	0.60	0.60(16)		0.40	0.30(15)		0.40	0.30(16)		0.30	0.20(16)		0.25	0.15(16)		N/A	N/A
AllianzGI Small-Cap Value(3)	0.60	0.50(14)		0.40	0.40		0.40	0.40(15)		0.30	0.30(15)		0.25	0.25(15)		0.30	0.30(15)
AllianzGI Technology(3)	0.89	0.90(8)		0.40	0.39		0.40	0.39		0.30	0.29		N/A	N/A		0.30	0.29

(1)

The total Administration Fee rate for each class of shares shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent that any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

(2)

The total Administration Fee rate for each class of shares shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent that any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

(3)

The total Administration Fee rate for each class of shares shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent that any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

(4)

Investment Adviser has contractually agreed to observe, through August 31, 2021, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.85% contractual fee rate by 0.20% to 0.65%. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.

(5)

The Administrator has contractually agreed to observe, through August 31, 2021, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.15%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.

(6)

Investment Adviser has contractually agreed to observe, through August 31, 2021, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.10% to 0.35%. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.

(7)

The Administrator has contractually agreed to observe, through August 31, 2021, an irrevocable waiver of a portion of its Administration Fees for Class A shares, which reduces the contractual fee rate by 0.02%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.

Semiannual Report	| December 31, 2020	103

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

(8)

Investment Adviser has contractually agreed to observe, through August 31, 2021, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.

(9)

Investment Adviser has contractually agreed to observe, through August 31, 2021, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.

(10)

Investment Adviser has contractually agreed to observe, through August 31, 2021, an irrevocable waiver of a portion of its Investment Advisory fee, which reduces the 0.45% contractual fee rate by 0.075% to 0.375%, and by an additional 0.025% on net assets in excess of $7.5 billion, and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets.

(11)

Investment Adviser has contractually agreed to observe, through August 31, 2021, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.05% to 0.55%, and an additional 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.

(12)

The Administrator has contractually agreed to observe, through August 31, 2021, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.025%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.

(13)

The Administrator has contractually agreed to observe through August 31, 2021, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.22%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.

(14)

Investment Adviser has contractually agreed to observe, through August 31, 2021, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.10% to 0.50%, and then by an additional 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(15)	The Administrator has contractually agreed to observe, through August 31, 2021, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.10%.
†	The effective Administration Fee rate for Class A is 0.38%; for Class C and Class R is 0.40%, respectively.
*	Class R shares is not available for all Funds.

Distribution and Servicing Fees.  For the period reported in these financial statements, Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of AllianzGI U.S., served as the distributor of the Trust’s shares. The Funds are permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which they are incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to the Administrative Class may be expensed.

Pursuant to the Distribution and Servicing Plans adopted by the A, C and R classes, the Distributor receives (i) in connection with the distribution of C and R class shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to A, C and R class shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust.

The Funds paid the Distributor distribution and/or servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25
Class R
All Funds	0.25	0.25

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and contingent deferred sales charges (“CDSC”) paid by the shareholders upon certain redemptions of Class A and C shares. For the six months ended December 31, 2020, the Distributor received $945,745, representing commissions (sales charges) and CDSC from the Funds.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of the Investment Adviser or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of the Investment Adviser or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses, if any and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The Funds may invest in other investment companies, including investment companies advised or sub-advised by the Investment Adviser or its affiliates. Investing in other investment companies involves certain additional expenses and tax results that would not be present in a direct investment in such other investment companies. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

104	December 31, 2020 |	Semiannual Report

Deferred Compensation.  The Trustees do not currently receive any pension or retirement benefits from the Trust. In calendar year 2018 and certain prior periods, the Trust maintained a deferred compensation plan pursuant to which each Independent Trustee had the opportunity to elect not to receive all or a portion of his or her fees from the Trust on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Allianz Funds Multi-Strategy Trust or the Trust selected by the Trustees from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 and beyond have been or will be paid in cash, on a current basis, unless the Board of Trustees reopens the program to new deferrals. The Trust still has obligations with respect to Trustee fees deferred in 2018 and in prior periods, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the deferred compensation plan.

5.	INVESTMENTS IN SECURITIES

For the six months ended December 31, 2020, purchases and sales of investments, other than short-term securities were:

	Purchases	Sales
AllianzGI Dividend Value	$399,856,105	$507,420,023
AllianzGI Emerging Markets Opportunities	82,422,217	139,356,323
AllianzGI Focused Growth	255,122,224	347,591,735
AllianzGI Global Small-Cap	33,386,231	45,185,137
AllianzGI Health Sciences	79,058,096	85,128,253
AllianzGI Income & Growth	2,266,751,859	2,074,166,287
AllianzGI International Value	92,730,417	94,805,216
AllianzGI Large-Cap Value	150,168,543	139,752,704
AllianzGI Mid-Cap	145,410,920	181,563,954
AllianzGI Mid-Cap Value	782,153,538	854,336,101
AllianzGI Small-Cap	47,961,141	56,562,058
AllianzGI Small-Cap Value	237,800,416	329,222,106
AllianzGI Technology^	1,401,854,923	1,581,856,638

^	Securities sold short of $13,552,193; covers on securities sold short of $15,410,621.

6.	INCOME TAX INFORMATION

At December 31, 2020, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments and other financial instruments for U.S. federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
AllianzGI Dividend Value Fund	$720,887,846	$141,407,809	$(8,950,669)	$132,457,140
AllianzGI Emerging Markets Opportunities Fund	176,898,157	91,499,011	(2,061,049)	89,437,962
AllianzGI Focused Growth Fund	622,551,785	702,333,178	(2,599,699)	699,733,479
AllianzGI Global Small-Cap Fund	62,537,455	27,220,219	(804,470)	26,415,749
AllianzGI Health Sciences Fund	147,707,925	28,940,728	(2,087,609)	26,853,119
AllianzGI Income & Growth Fund	5,960,972,217	752,581,043	(461,016,561)	291,564,482
AllianzGI International Value Fund	127,569,701	27,794,558	(791,871)	27,002,687
AllianzGI Large-Cap Value Fund	288,146,926	51,171,608	(3,732,311)	47,439,297
AllianzGI Mid-Cap Fund	271,460,199	174,219,728	(795,893)	173,423,835
AllianzGI Mid-Cap Value Fund	1,190,539,946	221,010,142	(7,759,885)	213,250,257
AllianzGI Small-Cap Fund	100,854,973	40,906,811	(2,246,648)	38,660,163
AllianzGI Small-Cap Value Fund	482,007,227	84,668,478	(11,747,410)	72,921,068
AllianzGI Technology Fund	1,489,460,659	1,024,108,529	(2,574,329)	1,021,534,200

(1)	Differences, if any, between book and tax cost basis are primarily attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Semiannual Report	| December 31, 2020	105

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

7.	SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with $0.0001 par value. Changes in shares of beneficial interest were as follows:

	AllianzGI Dividend Value				AllianzGI Emerging Markets Opportunities

	Six Months ended December 31, 2020 (unaudited)		Year ended June 30, 2020		Six Months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,637,646	$16,870,429	4,193,025	$47,389,072	56,410	$1,695,373	144,055	$3,703,846
Class C	36,796	385,622	257,662	2,841,264	1,042	31,402	5,013	128,107
Class R	208,552	2,174,201	681,674	6,533,384	—	—	—	—
Class P	646,178	6,805,615	3,193,349	34,512,983	11,399	337,362	106,554	2,612,820
Institutional Class	429,502	4,566,653	2,584,048	29,428,914	440,921	13,485,691	2,066,744	53,664,156
Class R6	1,228,046	13,342,237	1,537,200	17,157,845	105,515	3,313,359	186,995	4,772,616
Administrative Class	53,999	579,966	257,509	2,793,115	—	—	—	—

Issued in reinvestment of dividends and distributions:
Class A	182,567	1,951,957	4,393,336	49,683,548	9,380	311,235	30,762	867,174
Class C	4,907	54,254	491,446	5,713,397	—	1	1,087	30,545
Class R	24,488	261,893	777,315	8,811,540	—	—	—	—
Class P	117,719	1,270,424	2,855,246	32,589,267	6,577	212,633	13,671	376,224
Institutional Class	83,163	896,099	2,379,287	27,201,280	73,249	2,426,023	219,423	6,183,338
Class R6	53,107	571,444	826,941	9,340,811	11,271	370,929	20,786	582,626
Administrative Class	14,270	156,821	352,465	4,094,484	—	—	—	—

Cost of shares redeemed:
Class A	(4,564,394)	(47,715,000)	(11,916,582)	(131,786,612)	(262,947)	(7,881,410)	(706,837)	(18,162,330)
Class C	(1,377,001)	(14,403,714)	(2,930,025)	(33,954,543)	(15,751)	(467,917)	(64,480)	(1,628,445)
Class R	(853,450)	(8,809,360)	(2,143,190)	(23,044,308)	—	—	—	—
Class P	(5,088,300)	(53,786,258)	(14,398,245)	(157,888,751)	(44,069)	(1,299,827)	(386,774)	(9,560,905)
Institutional Class	(2,164,391)	(22,780,093)	(14,479,995)	(160,415,578)	(2,124,318)	(63,095,648)	(5,497,930)	(138,850,854)
Class R6	(775,272)	(8,098,188)	(1,559,699)	(17,417,443)	(141,536)	(4,240,962)	(325,206)	(8,203,875)
Administrative Class	(582,059)	(6,292,609)	(1,808,902)	(21,863,385)	—	—	—	—
Net increase (decrease) resulting from Fund share transactions	(10,683,927)	$(111,997,607)	(24,456,135)	$(268,279,716)	(1,872,857)	$(54,801,756)	(4,186,137)	$(103,484,957)

–	May reflect actual amounts rounding to less than $1 or less than 1 share.
#	For the period July 13, 2020 (commencement of share class) through December 31, 2020. “Shares sold” includes shares sold to AFI.

106	December 31, 2020 |	Semiannual Report

AllianzGI Focused Growth				AllianzGI Global Small-Cap				AllianzGI Health Sciences

Six Months ended December 31, 2020 (unaudited)		Year ended June 30, 2020		Six Months ended December 31, 2020 (unaudited)		Year ended June 30, 2020		Six Months ended December 31, 2020 (unaudited)				Year ended June 30, 2020
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount		Shares	Amount

365,563	$24,618,700	818,405	$42,300,013	27,617	$1,135,077	33,146	$1,240,087	71,965		$2,531,886		132,866	$4,363,069
85,865	3,385,319	157,378	4,983,252	1,725	64,475	5,111	157,999	6,158		162,479		28,035	681,121
48,925	2,304,393	82,857	3,050,935	—	—	—	—	—		—		—	—
185,746	8,940,038	481,192	18,475,308	6,269	277,329	15,037	597,144	3,627	#	131,678	#	—	—
271,841	16,785,220	821,950	38,685,091	36,337	1,748,491	65,653	2,606,632	78,104		2,807,054		258,720	8,722,810
407,164	26,132,961	640,224	30,508,020	—	—	—	—	—		—		—	—
2,276	129,828	20,522	939,932	—	—	—	—	—		—		—	—

821,040	56,996,571	1,281,065	65,462,399	40,868	1,912,202	78,232	2,957,958	588,306		19,561,168		290,557	9,736,819
184,524	7,087,569	263,084	7,984,592	5,439	206,346	14,869	463,904	28,734		672,961		12,951	324,031
55,820	2,574,967	89,301	3,164,830	—	—	—	—	—		—		—	—
198,800	9,540,429	302,105	11,032,878	3,095	158,463	9,904	407,250	543	#	18,352	#	—	—
224,760	14,072,212	363,782	16,857,643	26,212	1,360,678	76,103	3,167,395	53,807		1,821,890		8,689	296,115
250,211	15,710,734	402,518	18,688,902	—	—	—	—	—		—		—	—
9,952	563,805	16,397	695,556	—	—	—	—	—		—		—	—

(902,010)	(61,563,938)	(2,345,077)	(122,051,089)	(97,643)	(4,031,077)	(292,098)	(10,598,756)	(274,213)		(9,717,387)		(647,674)	(20,945,491)
(210,412)	(8,226,339)	(508,764)	(16,492,494)	(46,464)	(1,510,985)	(101,822)	(3,078,860)	(35,263)		(914,387)		(42,205)	(1,032,110)
(86,982)	(4,132,663)	(243,281)	(9,211,952)	—	—	—	—	—		—		—	—
(320,485)	(15,505,154)	(1,039,638)	(39,332,931)	(21,946)	(979,860)	(185,344)	(6,977,596)	(149)		(5,033)		—	—
(595,808)	(36,533,576)	(1,382,539)	(65,691,338)	(174,002)	(8,147,414)	(964,324)	(39,779,928)	(65,043	)#	(2,283,081	)#	(77,490)	(2,554,778)
(391,015)	(24,172,144)	(1,224,791)	(59,454,896)	—	—	—	—	—		—		—	—
(2,683)	(151,276)	(57,136)	(2,528,779)	—	—	—	—	—		—		—	—
603,092	$38,557,656	(1,060,446)	$(51,934,128)	(192,493)	$(7,806,275)	(1,245,533)	$(48,836,771)	456,576		$14,787,580		(35,551)	$(408,414)

Semiannual Report	| December 31, 2020	107

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

	AllianzGI Income & Growth				AllianzGI International Value

	Six Months ended December 31, 2020 (unaudited)		Year ended June 30, 2020		Six Months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	26,661,088	$314,761,956	42,470,266	$458,307,364	216,039	$3,994,604	570,879	$9,917,509
Class C	14,493,358	156,435,960	26,827,688	265,433,243	3,664	67,445	21,479	373,610
Class R	23,894	281,282	163,204	1,786,258	17,067	318,554	53,276	887,205
Class P	21,872,973	266,716,439	38,656,111	427,259,153	37,859	703,785	53,278	935,646
Institutional Class	18,434,620	229,294,469	29,285,040	326,288,085	140,418	2,612,497	281,304	4,831,385
Class R6	—	—	—	—	8,991	172,232	23,498	376,509
Administrative Class	—	—	—	—	503,399	9,381,671	15,163	261,658

Issued in reinvestment of dividends and distributions:
Class A	5,288,490	62,672,406	10,716,958	114,275,806	45,716	876,077	75,620	1,327,623
Class C	4,037,499	43,308,659	8,925,701	86,795,322	3,707	69,673	7,435	131,292
Class R	15,088	178,268	40,330	430,317	3,240	62,180	5,646	100,179
Class P	3,242,663	39,558,605	6,486,306	71,039,043	14,569	281,149	28,868	508,213
Institutional Class	2,646,875	32,666,092	5,335,005	59,077,588	35,335	682,467	59,937	1,049,657
Class R6	—	—	—	—	1,186	22,889	1,865	32,599
Administrative Class	—	—	—	—	4,623	92,417	1,554	27,201

Cost of shares redeemed:
Class A	(14,994,280)	(177,853,729)	(35,958,214)	(381,658,065)	(431,699)	(8,062,911)	(1,260,019)	(21,948,711)
Class C	(19,698,528)	(208,583,871)	(35,348,794)	(342,277,417)	(144,951)	(2,589,055)	(344,021)	(5,895,946)
Class R	(194,105)	(2,232,759)	(92,452)	(1,000,625)	(57,587)	(1,060,219)	(129,498)	(2,284,645)
Class P	(13,609,032)	(165,758,664)	(32,610,163)	(351,278,476)	(160,271)	(2,989,627)	(811,469)	(13,881,635)
Institutional Class	(10,897,087)	(134,274,142)	(25,733,018)	(280,051,998)	(313,705)	(5,794,359)	(659,490)	(11,111,521)
Class R6	—	—	—	—	(13,388)	(244,827)	(21,565)	(384,682)
Administrative Class	—	—	—	—	(131,108)	(2,651,458)	(26,372)	(475,231)
Net increase (decrease) resulting from Fund share transactions	37,323,516	$457,170,971	39,163,968	$454,425,598	(216,896)	$(4,054,816)	(2,052,632)	$(35,222,085)

–	May reflect actual amounts rounding to less than $1 or less than 1 share.

108	December 31, 2020 |	Semiannual Report

AllianzGI Large-Cap Value				AllianzGI Mid-Cap				AllianzGI Mid-Cap Value

Six Months ended December 31, 2020 (unaudited)		Year ended June 30, 2020		Six Months ended December 31, 2020 (unaudited)		Year ended June 30, 2020		Six Months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

151,168	$3,929,526	282,716	$7,207,163	1,551,535	$7,901,515	5,530,796	$21,292,287	488,948	$13,921,150	1,919,358	$55,370,753
3,741	97,367	36,209	912,343	172,046	680,867	245,383	723,159	72,589	1,656,026	343,814	8,057,851
4,386	112,300	14,639	368,652	104,864	521,572	213,581	807,257	79,764	1,941,567	240,521	5,949,639
81,486	2,165,599	56,962	1,522,918	573,485	3,306,167	639,541	2,828,821	1,607,440	35,830,659	5,431,382	119,319,213
1,408,317	37,368,565	2,388,884	58,419,448	1,398,931	8,595,431	6,763,364	29,602,379	2,283,198	68,586,886	5,184,884	153,606,350
—	—	—	—	—	—	—	—	938,297	29,670,727	2,161,892	70,723,536
8,100	208,245	5,498	139,760	28,475	148,301	83,579	331,732	302,094	8,744,146	687,991	19,966,174

16,352	440,768	201,929	5,280,956	5,665,050	30,081,416	2,610,485	9,919,842	156,656	4,787,395	1,366,776	41,672,996
—	2	8,027	215,851	537,180	2,143,349	285,007	846,472	5,307	131,189	160,184	3,954,936
81	2,187	2,217	58,598	48,085	247,636	15,966	59,233	7,287	187,288	74,035	1,902,697
2,529	69,013	23,340	614,039	269,892	1,708,416	104,605	465,493	155,868	3,734,595	749,548	18,019,137
20,954	567,565	142,551	3,723,408	734,540	4,701,056	483,526	2,171,031	166,456	5,469,742	945,832	31,013,835
—	—	—	—	—	—	—	—	37,939	1,244,784	166,258	5,444,939
117	3,099	1,677	44,392	37,966	217,927	17,327	70,695	12,709	401,723	84,588	2,665,370

(520,384)	(13,807,624)	(971,846)	(25,134,443)	(4,047,849)	(20,509,789)	(10,968,495)	(40,834,967)	(1,653,069)	(46,750,349)	(4,284,821)	(119,915,174)
(132,065)	(3,520,938)	(171,378)	(4,517,496)	(967,984)	(3,640,603)	(3,037,545)	(9,116,900)	(263,235)	(5,933,569)	(621,647)	(14,024,340)
(6,765)	(175,995)	(45,404)	(1,101,206)	(72,633)	(368,198)	(201,060)	(754,085)	(92,583)	(2,178,737)	(331,033)	(8,018,951)
(76,495)	(2,060,531)	(161,500)	(4,076,178)	(312,230)	(1,874,256)	(702,403)	(3,057,582)	(1,984,947)	(43,790,430)	(3,741,443)	(79,410,479)
(354,195)	(9,304,469)	(3,707,915)	(97,287,632)	(3,939,401)	(22,769,915)	(4,772,890)	(21,421,383)	(3,229,573)	(98,488,297)	(4,615,848)	(135,325,112)
—	—	—	—	—	—	—	—	(731,087)	(21,937,838)	(485,632)	(14,557,503)
(39,874)	(1,025,639)	(10,272)	(259,416)	(33,991)	(185,615)	(103,157)	(415,657)	(386,493)	(11,417,857)	(380,386)	(11,152,557)
567,453	$15,069,040	(1,903,666)	$(53,868,843)	1,747,961	$10,905,277	(2,792,390)	$(6,482,173)	(2,026,435)	$(54,189,200)	5,056,253	$155,263,310

Semiannual Report	| December 31, 2020	109

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

	AllianzGI Small-Cap				AllianzGI Small-Cap Value

	Six Months ended December 31, 2020 (unaudited)		Year ended June 30, 2020		Six Months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	183,360	$3,676,212	463,109	$8,626,005	764,332	$9,334,604	1,914,009	$23,590,458
Class C	8,579	173,810	49,065	891,075	3,927	41,984	19,576	201,320
Class R	—	—	—	—	65,535	875,082	157,302	2,210,680
Class P	279,441	5,767,890	816,776	15,074,101	165,497	2,298,952	413,984	6,566,673
Institutional Class	201,603	4,157,740	1,312,314	24,014,426	322,317	4,648,754	1,191,633	17,523,857
Class R6	71,405	1,441,794	524,773	9,859,510	513,557	7,430,013	1,353,058	20,719,065
Administrative Class	—	—	—	—	186,594	2,277,405	606,485	8,421,938

Issued in reinvestment of dividends and distributions:
Class A	3,035	72,416	1,632	33,389	428,478	5,780,168	2,205,554	31,782,029
Class C	—	2	—	3	2,088	24,870	16,900	215,135
Class R	—	—	—	—	14,195	212,072	99,180	1,575,974
Class P	2,956	71,299	2,586	53,483	24,555	388,948	107,314	1,809,314
Institutional Class	5,379	130,807	2,488	51,869	112,521	1,804,830	611,030	10,424,180
Class R6	1,178	28,681	4,607	96,048	99,157	1,575,606	567,653	9,599,019
Administrative Class	—	—	—	—	54,824	739,025	646,162	9,272,422

Cost of shares redeemed:
Class A	(273,147)	(5,537,940)	(555,248)	(9,773,148)	(3,442,220)	(41,677,374)	(10,181,232)	(137,187,545)
Class C	(16,858)	(309,508)	(215,989)	(3,999,466)	(28,022)	(304,235)	(176,644)	(2,242,087)
Class R	—	—	—	—	(242,676)	(3,218,203)	(483,683)	(6,915,519)
Class P	(338,712)	(6,979,383)	(364,824)	(6,611,270)	(272,407)	(3,859,950)	(1,222,145)	(18,438,944)
Institutional Class	(241,536)	(5,181,711)	(541,682)	(9,409,714)	(2,041,844)	(29,697,230)	(11,198,771)	(185,648,350)
Class R6	(295,326)	(5,902,641)	(915,080)	(18,894,588)	(2,331,582)	(31,323,043)	(4,003,088)	(62,474,690)
Administrative Class	—	—	—	—	(469,691)	(5,684,206)	(5,586,028)	(78,002,684)
Net increase (decrease) resulting from Fund share transactions	(408,643)	$(8,390,532)	584,527	$10,011,723	(6,070,865)	$(78,331,928)	(22,941,751)	$(346,997,755)

–	May reflect actual amounts rounding to less than $1 or less than 1 share.

110	December 31, 2020 |	Semiannual Report

AllianzGI Technology

Six Months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Shares	Amount	Shares	Amount

609,661	$47,210,014	1,419,803	$83,096,454
81,773	3,946,303	245,503	9,558,130
—	—	—	—
246,795	22,737,954	494,730	33,680,157
1,964,690	183,776,942	3,625,923	250,396,596
—	—	—	—
764,521	69,964,820	98,762	6,206,610

1,729,124	131,430,677	1,717,063	93,597,114
385,341	16,515,699	271,884	9,548,573
—	—	—	—
290,989	26,567,334	293,746	18,626,410
2,055,276	193,750,911	1,738,813	113,196,707
—	—	—	—
156,939	13,247,263	27,726	1,647,783

(1,669,875)	(134,889,546)	(2,772,609)	(161,363,428)
(184,469)	(8,814,790)	(443,259)	(17,851,156)
—	—	—	—
(330,844)	(29,994,246)	(981,508)	(67,131,728)
(1,845,318)	(172,518,679)	(3,934,639)	(271,073,252)
—	—	—	—
(108,591)	(9,353,733)	(139,509)	(8,583,880)
4,146,012	$353,576,923	1,662,429	$93,551,090

Semiannual Report	| December 31, 2020	111

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

8.	SIGNIFICANT ACCOUNT HOLDERS

From time to time, a Fund may have a concentration of shareholders, which may include the Investment Adviser or affiliates of the Investment Adviser, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact to a Fund.

At December 31, 2020, the significant account-holders, owners of 5% or greater of each respective Fund’s outstanding shares were as follows:

	Unaffiliated
	Number of Account Holders	Approximate Ownership
AllianzGI Dividend Value	7	62%
AllianzGI Emerging Markets Opportunities	5	84%
AllianzGI Focused Growth	6	54%
AllianzGI Global Small-Cap	5	67%
AllianzGI Health Sciences	3	58%
AllianzGI Income & Growth	10	88%
AllianzGI International Value	8	68%
AllianzGI Large-Cap Value	9	73%
AllianzGI Mid-Cap	8	67%
AllianzGI Mid-Cap Value	9	66%
AllianzGI Small-Cap	8	65%
AllianzGI Small-Cap Value	4	49%
AllianzGI Technology	3	45%

9.	FUND EVENTS

(a) New Class

Effective July 13, 2020, AllianzGI Health Sciences Fund began offering Class P shares.

(b) Investment Advisory Agreement

On July 7, 2020, AllianzGI U.S. and Virtus Investment Partners, Inc. (“Virtus”) announced that they have entered into an agreement providing for a strategic alliance between the two parties. As part of this strategic alliance, wholly-owned subsidiaries of Virtus are expected to become the investment adviser, distributor, administrator, and transfer agent for the Funds (the “Transition”). AllianzGI U.S. portfolio management teams are expected to continue to be responsible for the day-to-day management of the Funds, through AllianzGI U.S. serving as sub-adviser to the AllianzGI U.S. Funds. Certain of the new arrangements, including the new management agreements and sub-advisory agreements, must be approved by the Funds’ Board of Trustees and Fund shareholders in order to take effect. The new management agreements are substantially similar to the existing management agreements. The Board of Trustees’ considerations in approving the new management agreement and sub-advisory agreements will be included in a future shareholder report.

The Funds’ Board of Trustees has granted approval for each of these and certain other related items. Each such item was also submitted for shareholder approval at a special meeting of shareholders held on October 28, 2020. Shareholders of record as of September 10, 2020 were entitled to vote at the special meeting of shareholders. At the meeting quorum was achieved and required approvals were obtained with respect to the election of trustees to the Board of Trustees. Consummation of the Transition is conditioned on, among other things, the obtainment of all required approvals and consents representing a minimum threshold of assets under AllianzGI U.S.’s management. The closing of the Transition is expected to occur on or around February 1, 2020.

10.	BORROWINGS

The Trust entered into a credit agreement (the “State Street Agreement”), among the Trust and Allianz Funds Multi-Strategy Trust, as borrowers (collectively, the “AllianzGI Borrowers” and each series thereof, an “AllianzGI Borrower Fund”), and State Street Bank and Trust Company, as agent and lender, for a committed line of credit. The State Street Agreement permits the AllianzGI Borrowers to borrow up to $200 million in aggregate, subject to (i) a requirement that each AllianzGI Borrower Fund’s asset coverage with respect to senior securities representing indebtedness be 300% or higher, and (ii) certain other limitations and conditions. For the period from October 24, 2019 through October 1, 2020, pursuant to the terms of the State Street Agreement then in effect, each AllianzGI Borrower Fund paid interest on any amounts borrowed under the facility at a rate per annum equal to 1.25% plus the higher of the then-current federal funds overnight rate or the one-month LIBOR rate, subject to upward adjustment for outstanding past due payments. The State Street Agreement was extended by an additional 364-day period by an amendment effective October 2, 2020 with an expiration date of October 1, 2021 (the “Amendment”). The Amendment includes a change to the investment adviser from Allianz Global Investors

112	December 31, 2020 |	Semiannual Report

U.S. LLC to Virtus Investment Advisers, Inc. to become effective upon the effective date on which the transactions resulting in the investment adviser change shall become effective. In addition, effective October 2, 2020, each AllianzGI Borrower Fund must pay interest on any amounts borrowed under the facility at a rate per annum equal to the sum of (a) 0.10% plus (b) the “applicable margin” of 1.25% plus (c) the higher of the then-current federal funds overnight rate or an overnight bank lending rate. Amounts borrowed may be repaid and reborrowed on a revolving basis during the term of the facility. The Funds did not utilize the line of credit during the six months ended December 31, 2020. As discussed in Note 2 above, the Funds may face certain risks and uncertainties insofar as they are exposed to LIBOR.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds are authorized to enter into a master interfund lending agreement (the “Interfund Program”) with each other and certain funds advised by the Investment Adviser (each a “Participating Fund”). The Interfund Program allows each Participating Fund, whose policies permit it to do so, to lend money directly to and borrow money directly from other Funds for temporary purposes. During the period or six months ended December 31, 2020, the Funds did not participate as a borrower or lender in the Interfund Program.

11.	RELATED PARTY TRANSACTIONS

The Investment Adviser and Distributor are related parties. Fees payable to and amounts due from these parties are disclosed in Note 4 and the accrued related party fee and receivable amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

During the six months ended December 31, 2020, the Funds did not engage in any purchases of securities pursuant to Rule 17a-7 of the 1940 Act.

(a) Payments from Affiliates

During the six months ended December 31, 2020, AllianzGI U.S. reimbursed AllianzGI Mid-Cap $32,613 for realized losses.

(b) Affiliated Transactions

An affiliate includes any company in which a Fund held 5% or more of a company’s outstanding voting securities at any point during the reporting period. The table below represents transactions in and earnings from these affiliated issuers during the six months ended December 31, 2020:

AllianzGI Income & Growth:
	Market Value 6/30/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2020	Dividend Income	Shares as of 12/31/2020	Net Realized Gain (Loss)
AllianzGI High Yield Bond	$9,447,349	$285,768	—	$733,497	$10,466,614	$285,768	1,241,591	—
CCF Holdings LLC, Class B	4	—	—	—	4	—	42,857	—
Cenveo Corp.	576,798	—	—	—	576,798	—	19,074	—
LiveStyle, Inc.	20	—	—	—	20	—	202,319	—
LiveStyle, Inc., Ser. B	15,040,576	—	—	848,153	15,888,729	—	171,344	—
LiveStyle, Inc., Ser. B	80	—	—	—	80	—	8,000	—
Totals	$25,064,827	$285,768	—	$1,581,650	$26,932,245	$285,768	1,685,185	—

12.	REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Funds, the Funds’ investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Trust believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

13.	RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, FASB issued Accounting Standards Update (“ASU”), No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates

Semiannual Report	| December 31, 2020	113

Notes to Financial Statements (cont’d)

December 31, 2020 (unaudited) (continued)

as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

14.	SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective February 1, 2021, Virtus subsidiary companies became the investment adviser, distributor, administrator and transfer agent to the Funds. Virtus Investment Advisers, Inc. (“VIA”), an indirect, wholly-owned subsidiary of Virtus, is the investment adviser to the Funds. VIA manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers. The Funds’ subadvisers are AllianzGI U.S. , and NFJ Investment Group, LLC, which is a newly formed indirect, wholly-owned subsidiary of Virtus the portfolio management team of which was previously employed by AllianzGI U.S. The portfolio managers of the Funds are generally the same as of February 1, 2021, as they were during the period covered in this report.

VP Distributors, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

Expenses.

The investment advisory agreement with VIA provides that the Trust and Funds will bear all costs and expenses (other than those specifically referred to as being borne by VIA) incurred in the operation of the Trust, and eliminates the unitary fee structure under the management agreement previously in place with AllianzGI. Each Fund will pay expenses incurred in its own operation and will also pay a portion of the Trust’s general administration expenses allocated on the basis of the asset values of the respective Funds.

Each Fund will pay expenses incurred in its own operation and will also pay a portion of the Trust’s general administration expenses allocated on the basis of the asset values of the respective Funds.

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used. In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.

For managing, or directing the management of, the investment programs and general operations of each Fund, VIA is entitled to a fee pursuant to an investment advisory agreement. Fees are calculated daily and paid monthly, at the following annual rates (based on the average daily net assets of the particular Funds):

Fund	Investment Advisory Fee
AllianzGI Dividend Value	0.45%
AllianzGI Emerging Markets Opportunities	0.85%
AllianzGI Focused Growth	0.45%
AllianzGI Global Small-Cap	0.90%
AllianzGI Health Sciences	0.80%
AllianzGI Income & Growth	0.65%
AllianzGI International Value	0.60%
AllianzGI Large-Cap Value	0.45%
AllianzGI Mid-Cap	0.47%
AllianzGI Mid-Cap Value	0.55%
AllianzGI Small-Cap	0.60%
AllianzGI Small-Cap Value	0.60%
AllianzGI Technology	0.90%

VIA has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2023. Following the contractual period, VIA may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are calculated daily and received monthly.

114	December 31, 2020 |	Semiannual Report

	Class A	Class C	Institutional Class	Class P	Class R	Class R6	Administrative Class	Through Date

AllianzGI Dividend Value	1.05%	1.80%	0.70%	0.80%	1.30%	0.65%	0.95%	February 1, 2023

AllianzGI Emerging Markets Opportunities	1.29%	2.04%	0.94%	1.04%	N/A	0.89%	N/A	February 1, 2023

AllianzGI Focused Growth	1.00%	1.77%	0.67%	0.77%	1.27%	0.62%	0.92%	February 1, 2023

AllianzGI Global Small-Cap	1.63%	2.38%	1.28%	1.38%	N/A	1.23%	N/A	February 1, 2023

AllianzGI Health Sciences	1.47%	2.22%	1.12%	1.22%	N/A	1.07%	N/A	February 1, 2023

AllianzGI Income & Growth	1.28%	2.03%	0.93%	1.03%	1.53%	0.88%	N/A	February 1, 2023

AllianzGI International Value	1.30%	2.05%	0.95%	1.05%	1.55%	0.90%	1.20%	February 1, 2023

AllianzGI Large-Cap Value	1.12%	1.87%	0.77%	0.87%	1.37%	0.72%	1.02%	February 1, 2023

AllianzGI Mid-Cap	1.14%	1.89%	0.79%	0.89%	1.39%	0.74%	1.04%	February 1, 2023

AllianzGI Mid-Cap Value	1.00%	1.75%	0.65%	0.75%	1.25%	0.60%	0.90%	February 1, 2023

AllianzGI Small-Cap	1.17%	1.92%	0.82%	0.92%	N/A	0.77%	N/A	February 1, 2023

AllianzGI Small-Cap Value	1.17%	1.92%	0.82%	0.92%	1.42%	0.77%	1.07%	February 1, 2023

AllianzGI Technology	1.57%	2.32%	1.22%	1.32%	N/A	1.17%	1.47%	February 1, 2023

The exceptions include interest, fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), taxes, extraordinary, unusual or infrequently occurring expenses (such as litigation), brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and dividend expenses, if any.

Valuation of Investments.

On February 1, 2021, the Trust adopted an amended valuation policy, which changed the pricing methodology for debt instruments and options.

On January 21, 2021, AllianzGI Income & Growth declared per-share net investment income dividends and short-term capital gain distributions to shareholders, payable January 21, 2021 to shareholders of record on January 20, 2021 as follows:

Share Class	Dividend Rate	Short-Term Capital Gains
Class A	$0.01083	$0.05917
Class C	$0.00405	$0.05917
Class R	$0.00831	$0.05917
Class P	$0.01345	$0.05917
Institutional Class	$0.01454	$0.05917

On February 18, 2021, AllianzGI Income & Growth declared per-share net investment income dividends and short-term capital gain distributions to shareholders, payable February 18, 2021 to shareholders of record on February 17, 2021 as follows:

Share Class	Dividend Rate	Short-Term Capital Gains
Class A	$0.01598	$0.05402
Class C	$0.01079	$0.05402
Class R	$0.01196	$0.05402
Class P	$0.01774	$0.05402
Institutional Class	$0.01808	$0.05402

There were no other subsequent events identified that require recognition or disclosure.

Semiannual Report	| December 31, 2020	115

Unaudited

Consideration of Advisory and Subadvisory Agreements by the Board of Trustees of the Trust

At meetings held on August 20 and August 27, 2020 by the Contracts Committee (the “Committee”) of the Board of Trustees of the Trust (the “Board”), the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”) considered proposed advisory and subadvisory agreements in connection with the proposed strategic partnership between Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), the then-current investment adviser to each series of the Trust (each a “Fund” and collectively, the “Funds”), and Virtus Investment Partners, Inc. (together with its affiliates, “Virtus”), pursuant to which Virtus companies would become, subject to certain shareholder approvals and additional terms and conditions, the investment adviser, distributor, transfer agent and administrator for the Funds (the “Transition”). In addition, in connection with the Transition, AllianzGI U.S. would continue to provide portfolio management services for certain Funds1 in a subadvisory capacity (the “Allianz Sub-Advised Funds”), and Funds previously managed by the AllianzGI Value Equity US team2 would be sub-advised by NFJ Investment Group LLC, a newly-formed affiliate of Virtus (the “Virtus Value Equity Subadviser”) (the “Value Equity Funds”). On August 31, 2020, the Board approved an advisory agreement between the Funds and Virtus Investment Advisers, Inc. (the “Advisory Agreement”), subadvisory agreements between each Allianz Sub-Advised Fund and AllianzGI U.S. and subadvisory agreements between each Value Equity Fund and the Virtus Value Equity Subadviser (the “Subadvisory Agreements”, and together with the Advisory Agreement, the “Agreements”), as further discussed below.

At a meeting held on January 26, 2021, the Board, including a majority of Independent Trustees, also considered and approved (i) with respect to Virtus AllianzGI Emerging Markets Opportunities Fund3, an interim investment advisory agreement between the Trust and Virtus and an interim subadvisory agreement between Virtus and AllianzGI U.S. and (ii) with respect to Virtus NFJ International Value Fund, an interim investment advisory agreement between the Trust and Virtus and an interim subadvisory agreement between Virtus and the Virtus Value Equity Subadviser. These interim agreements became effective February 1, 2021 for a term of 150 days, pending consideration of the Agreements by shareholders of Virtus AllianzGI Emerging Markets Opportunities Fund and Virtus NFJ International Value Fund. The interim advisory contracts are substantively identical to the Funds’ preexisting primary advisory agreements with AllianzGI U.S., which the Board had previously approved, except for certain provisions necessary for compliance with Rule 15a-4 under the 1940 Act, including provisions related to term and termination and provisions according to which advisory fees are to be held in escrow pending shareholder consideration of the Agreements. The Board’s evaluation of the interim advisory and subadvisory agreements included consideration of the same information and factors as the Board’s consideration of the Agreements, as detailed below, as well as consideration of potential alternative arrangements for Virtus AllianzGI Emerging Markets Opportunities Fund and Virtus NFJ International Value Fund and consideration of the fact that the scope and quality of services to be provided to the Funds under the interim contracts are be at least equivalent to the scope and quality of services provided under the preexisting primary advisory contract.

In evaluating the Agreements, the Independent Trustees considered how the Transition was expected to impact the Funds and considered the representations from Virtus and AllianzGI U.S. regarding the potential benefits of their strategic partnership with respect to the Funds. The Independent Trustees inquired whether Virtus and AllianzGI U.S. had specific plans for the future structure of the Funds, whether they planned to propose to eliminate any Funds, and whether there were plans to change the fees or expense structure of any of the Funds. The Independent Trustees considered in this regard that following the Transition there would be no changes planned to the organizational structure of each Fund. They also considered that Virtus had agreed to contractually limit each Fund’s total operating expenses so that, on a net basis, such expenses would be equal to or lower than total expenses prior to the Transition for at least two years following the effective date of the Transition.

In addition, the Independent Trustees considered the following in connection with their consideration of the Agreements: (1) the nature, extent, and quality of the services expected to be provided by Virtus, AllianzGI U.S. and/or the Virtus Value Equity Subadviser, as applicable; and (2) the fairness of the Agreements.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of the services, the Independent Trustees considered the following, among other factors: (1) Virtus’ experience as a manager of managers of the Virtus funds whose portfolios are managed by subadvisers; (2) the experience of key Virtus personnel responsible for oversight of the Funds; (3) the experience of Virtus affiliates in providing administrative and other services, including its oversight of third-party service providers; (4) the quality of the services provided by Virtus affiliates to the Virtus funds and the performance history and third-party rankings of those funds; (5) Virtus’ risk management program, including with respect to enterprise, operational and other risks; (6) the growth over time and

1

The Allianz Sub-Advised Funds are: Virtus AllianzGI Emerging Markets Opportunities Fund, Virtus AllianzGI Focused Growth Fund, Virtus AllianzGI Global Small-Cap Fund, Virtus AllianzGI Health Sciences Fund, Virtus AllianzGI Income & Growth Fund, Virtus AllianzGI Mid-Cap Growth Fund, Virtus AllianzGI Small-Cap Fund and Virtus AllianzGI Technology Fund.

2

The Value Equity Funds are: Virtus AllianzGI Dividend Value Fund, Virtus AllianzGI International Value Fund, Virtus AllianzGI Large-Cap Value Fund, Virtus AllianzGI Mid-Cap Value Fund and Virtus AllianzGI Small-Cap Value Fund.

3	Subsequent to the Transition, shareholders of Virtus AllianzGI Emerging Markets Opportunities Fund and Virtus NFJ International Value Fund approved the Agreements.

116	December 31, 2020 |	Semiannual Report

net flows of the Virtus fund complex and the stated commitment of Virtus to actively promote the sale of shares of the Funds using their extensive distribution network and relationships with intermediaries; and (7) Virtus’ representations regarding the soundness of Virtus’ financial condition and its relationship to a large financial services enterprise.

Fairness

With respect to the fairness of the Agreements, the Independent Trustees considered the following, among other matters: (1) the projected profitability of Virtus affiliates from their potential relationship with each Fund; (2) the projected profitability of AllianzGI U.S. and the Virtus Value Equity Subadviser, as applicable, related to becoming a subadviser to a Fund; (3) the pro forma expenses of each Fund following the Transition, including reflecting any proposed changes in service providers to the Funds; (4) the extent to which economies of scale might be realized as each Fund grows and any potential reduction in expenses associated with being part of a larger fund complex; (5) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund; and (6) any potential “fall-out” benefits from the relationships of Virtus, AllianzGI U.S. and the Virtus Value Equity Subadviser with the Funds, such as reputational value derived from serving as the adviser or subadviser to the Funds, as applicable. In considering the estimate of the projected profitability of Virtus, AllianzGI U.S. and Virtus Value Equity Subadviser from their relationships with each Fund, as applicable, the Board determined that such profitability was not excessive in light of the nature, scope and quality of services expected to be provided.

Other Factors

In unanimously approving and recommending shareholder approval of the Agreements, the Independent Trustees concluded, as considered in the context of AllianzGI U.S’s representation that it is exiting the U.S. fund business (except as subadviser), that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination in the exercise of their business judgment, the Independent Trustees considered the following factors, among others, in addition to those noted above:

(1)	the terms of the proposed new investment advisory agreement for the Funds (together, the “Proposed Investment Advisory Agreement”) are substantially similar in all material respects to those of the Funds’ investment advisory agreement with AllianzGI U.S., which were approved by the Board and Independent Trustees on June 25, 2020 (together, the “Prior IAA”), with the exception of the move away from the unitary administration fee to a pass-through fee structure;

(2)	the various potential benefits of the Transition to the shareholders of each Fund, including the potential benefit of access to an enhanced distribution network, which could result in the growth of Fund assets and economies of scale over time;

(3)	the investment and performance oversight process used by Virtus under its multi-manager model under which it contracts with and oversees affiliated and unaffiliated subadvisers, and its ability to adequately and effectively oversee and perform due diligence on those subadvisers, including AllianzGI U.S. and the Virtus Value Equity Subadviser;

(4)	the structure of the Virtus Value Equity Subadviser as an affiliated manager of Virtus and its access to resources, including Virtus’ investment oversight capabilities, trading and compliance infrastructure;

(5)	the compliance history of Virtus and AllianzGI U.S. and their respective compliance programs, including Virtus’ oversight of the compliance programs of the subadvisers it employs;

(6)	the adequacy of Virtus’ resources to service the Funds, as compared with the resources of AllianzGI U.S., including Virtus’ resources with respect to its investment oversight, legal, compliance, valuation, fund administration and accounting functions, and its commitment to add additional resources to support those areas as necessary with the addition of the Funds to the Virtus fund complex, in connection with and following the Transition;

(7)	there would be no proposed changes to each Fund’s principal investment objectives and strategies as a direct result of the Transition;

(8)	the performance of the Funds relative to comparable funds and unmanaged indices, as reviewed during the Board’s 2020 annual Section 15(c) renewal process;

(9)	the continuity of the portfolio managers for each of the Funds, the representations from Virtus to AllianzGI U.S. as to the length and terms of the sub-advisory relationship as reflected in the strategic partnership agreement between AllianzGI U.S. and Virtus (the “Strategic Partnership Agreement”), and any impact of the subadvisory arrangements on the retention of those portfolio managers by AllianzGI U.S. or the Virtus Value Equity Subadviser;

(10)	the advisory fees under the Proposed Investment Advisory Agreement are identical to those paid under the Prior IAA;

(11)	information provided by AllianzGI U.S. and Virtus regarding the fees and expense ratios of the Funds relative to comparable funds, as reviewed during the Board’s 2020 annual Section 15(c) renewal process;

(12)	the fees and expense ratios of any funds or accounts managed by AllianzGI U.S. or Virtus (if any) using a comparable investment strategy to those of the Funds;

Semiannual Report	| December 31, 2020	117

Unaudited

Consideration of Advisory and Subadvisory Agreements by the Board of Trustees of the Trust (cont’d)

(13)	the reasonableness of the proposed “fee split” in the advisory and subadvisory fees, including whether the split in the fee appropriately reflects the services provided by Virtus on the one hand, and the services that would be provided by AllianzGI U.S. or the Virtus Value Equity Subadviser, on the other, and whether the fee split could provide an incentive for Virtus to replace AllianzGI U.S. with an affiliated manager;

(14)	that Virtus has agreed to contractually limit each Fund’s total operating expenses for all classes of shares so that, on a net basis, such expenses will be equal to or lower than net total expenses prior to the Transition for at least two years following the Transition, although the Independent Trustees noted that total operating expenses could increase after that date unless the expense limitation agreement is continued;

(15)	the change from the unitary administration fee for the Funds, which could result in either an increase or decrease in total annual operating expenses for certain Funds on a pro forma basis, while taking into account the commitment from Virtus to maintain each Fund’s total annual operating expenses of each class prior to the Transition for at least two years following the Transition and the potential for additional economies of scale for these administration expenses due to the increase in fund assets managed by Virtus;

(16)	the ability to spread fixed costs over a large combined asset base among the funds in the Virtus fund complex, which has the potential to result in a reduction in the per share expenses paid by shareholders of each Fund over the longer term;

(17)	the commitment of Virtus and AllianzGI U.S. to pay the expenses of each Fund associated with the Transition, including all legal expenses associated with the Transition and the Board’s approval of the Agreements, as well as the expenses associated with the proxy solicitation, so that shareholders of the Funds would not have to bear any such expenses;

(18)	the possible benefits that may be realized by each Fund and by Virtus, AllianzGI U.S. and Virtus Value Equity Subadviser as a result of the Transition, including certain payouts to AllianzGI U.S. based on a percentage of the net management fees of certain Funds, as reflected in the Strategic Partnership Agreement;

(19)	AllianzGI U.S.’s communication to the Board that it is exiting the U.S. fund business (except as a subadviser) and has entered into the Strategic Partnership Agreement with Virtus;

(20)	any impact on Virtus or AllianzGI U.S. or their operations related to the COVID-19 pandemic and the resulting market volatility and the functioning of their business continuity during this time;

(21)	Virtus’ experience with other similar fund adoptions and the related transitions;
(22)	compensation expected to be paid by the Funds to Virtus affiliates for other services;

(23)	that other proposed changes to the Funds’ other service providers were not expected to result in any diminution in the quality or extent of the services as compared with the services provided to each Fund and its shareholders prior to the Transition;

(24)	that three of the Independent Trustees would, subject to required approvals, (a) remain on the Board of each Fund in order to maintain the continuity and historical knowledge of the Board with respect to AllianzGI U.S., the individual Fund strategies, and the portfolio managers of each Fund, among other matters; and (b) be proposed for nomination to the boards of trustees of the open-end funds and certain closed-end funds in the Virtus fund complex in order to realize administrative and cost efficiencies involved with having one unified, integrated board with one set of board meetings as requested and recommended by Virtus and AllianzGI U.S. as part of their strategic alliance; and

(25)	the commitment from Virtus and AllianzGI U.S. that they would refrain from imposing or seeking to impose, for a period of two years after the Transition, any “unfair burden” within the meaning of Section 15(f) of the 1940 Act on the Funds.

Conclusion

After reviewing these and other factors, the Board concluded, with respect to each Fund, within the context of their overall conclusions regarding the Agreements and in their business judgment that they were satisfied with Virtus’ and AllianzGI U.S.’s responses to their requests for information, including Virtus’ representations regarding its efforts to improve performance for underperforming Funds following the Transition. The Board also concluded that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent and quality of services expected to be provided by Virtus, AllianzGI U.S. and the Virtus Value Equity Subadviser, as applicable, taking into account Virtus’ agreement to continue existing expense limitations for at least a two-year period following the Transition. Based on their evaluation of factors they deemed to be material, including, but not limited to, those factors described above, the Board, including the Independent Trustees, unanimously concluded that the approval of the Agreements with respect to each Fund was in the best interests of the Fund and its shareholders, and determined to recommend that the Agreements be submitted for approval by Fund shareholders.

118	December 31, 2020 |	Semiannual Report

Unaudited

Shareholder Meeting Results

RESULTS OF SHAREHOLDER MEETING

VIRTUS INVESTMENT TRUST

NOVEMBER 24, 2020

At a special meeting of shareholders of Virtus AllianzGI Global Small-Cap Fund (known at the time as AllianzGI Global Small-Cap Fund)(the “Fund”), a series of Virtus Investment Trust, held on November 24, 2020, shareholders voted on the following proposals:

Virtus AllianzGI Global Small-Cap Fund (known at the time as AllianzGI Global Small-Cap Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	882,825.912 70.481% of Shares Voted, with more than 50% of the Shares present or represented by proxy	23,506.417 1.877% of Shares Voted, with more than 50% of the Shares present or represented by proxy	40,442.312 3.228% of Shares Voted, with more than 50% of the Shares present or represented by proxy	305,805.330 24.414% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	882,366.192 70.444% of Shares Voted, with more than 50% of the Shares present or represented by proxy	24,382.996 1.947% of Shares Voted, with more than 50% of the Shares present or represented by proxy	40,025.453 3.195% of Shares Voted, with more than 50% of the Shares present or represented by proxy	305,805.330 24.414% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	871,254.112 69.557% of Shares Voted, with more than 50% of the Shares present or represented by proxy	33,987.866 2.714% of Shares Voted, with more than 50% of the Shares present or represented by proxy	41,532.663 3.315% of Shares Voted, with more than 50% of the Shares present or represented by proxy	305,805.330 24.414% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Shareholders of the Fund voted to approve the above proposals.

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Unaudited

Shareholder Meeting Results (cont’d)

RESULTS OF SHAREHOLDER MEETING

VIRTUS INVESTMENT TRUST

DECEMBER 23, 2020

At a special meeting of shareholders of Virtus AllianzGI Focused Growth Fund (known at the time as AllianzGI Focused Growth Fund), Virtus AllianzGI Income & Growth Fund (known at the time as AllianzGI Income & Growth Fund), Virtus AllianzGI Mid-Cap Growth Fund (known at the time as AllianzGI Mid-Cap Fund), Virtus NFJ Mid-Cap Value Fund (known at the time as AllianzGI Mid-Cap Value Fund), and Virtus AllianzGI Technology Fund (known at the time as AllianzGI Technology Fund)(together, the “Funds”), each a series of Virtus Investment Trust, held on December 23, 2020, shareholders voted on the following proposals:

Virtus AllianzGI Focused Growth Fund (known at the time as AllianzGI Focused Growth Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	8,227,831.839 76.846% of Shares Voted, with more than 50% of the Shares present or represented by proxy	280,843.629 2.624% of Shares Voted, with more than 50% of the Shares present or represented by proxy	420,927.908 3.931% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,777,339.120 16.599% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	8,204,100.841 76.625% of Shares Voted, with more than 50% of the Shares present or represented by proxy	299,369.661 2.797% of Shares Voted, with more than 50% of the Shares present or represented by proxy	426,132.874 3.979% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,777,339.120 16.599% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	8,061,426.268 75.292% of Shares Voted, with more than 50% of the Shares present or represented by proxy	396,050.552 3.700% of Shares Voted, with more than 50% of the Shares present or represented by proxy	472,126.556 4.409% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,777,339.120 16.599% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 5: To approve a change in the classification of the Fund from a “diversified” fund to a “non-diversified” fund.	8,026,546.626 74.966% of Shares Voted, with more than 50% of the Shares present or represented by proxy	444,542.949 4.152% of Shares Voted, with more than 50% of the Shares present or represented by proxy	458,513.801 4.283% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,777,339.120 16.599% of Shares Voted, with more than 50% of the Shares present or represented by proxy

120	December 31, 2020 |	Semiannual Report

Virtus AllianzGI Income & Growth Fund (known at the time as AllianzGI Income & Growth Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	199,857,099.011 67.630% of Shares Voted, with more than 50% of the Shares present or represented by proxy	5,062,141.923 1.713% of Shares Voted, with more than 50% of the Shares present or represented by proxy	9,508,707.822 3.218% of Shares Voted, with more than 50% of the Shares present or represented by proxy	81,089,860.486 27.439% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	199,147,899.274 67.390% of Shares Voted, with more than 50% of the Shares present or represented by proxy	5,427,812.568 1.837% of Shares Voted, with more than 50% of the Shares present or represented by proxy	9,852,236.914 3.334% of Shares Voted, with more than 50% of the Shares present or represented by proxy	81,089,860.486 27.439% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Virtus AllianzGI Mid-Cap Growth Fund (known at the time as AllianzGI Mid-Cap Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	35,839,957.015 71.599% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,470,518.072 2.938% of Shares Voted, with more than 50% of the Shares present or represented by proxy	2,376,813.411 4.748% of Shares Voted, with more than 50% of the Shares present or represented by proxy	10,369,594.645 20.715% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	35,706,620.230 71.333% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,507,861.153 3.013% of Shares Voted, with more than 50% of the Shares present or represented by proxy	2,472,807.115 4.939% of Shares Voted, with more than 50% of the Shares present or represented by proxy	10,369,594.645 20.715% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	34,918,027.440 69.757% of Shares Voted, with more than 50% of the Shares present or represented by proxy	2,228,689.139 4.453% of Shares Voted, with more than 50% of the Shares present or represented by proxy	2,540,571.919 5.075% of Shares Voted, with more than 50% of the Shares present or represented by proxy	10,369,594.645 20.715% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Semiannual Report	| December 31, 2020	121

Unaudited

Shareholder Meeting Results (cont’d)

Virtus NFJ Mid-Cap Value Fund (known at the time as AllianzGI Mid-Cap Value Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	19,770,226.527 69.657% of Shares Voted, with more than 50% of the Shares present or represented by proxy	590,571.788 2.081% of Shares Voted, with more than 50% of the Shares present or represented by proxy	751,781.584 2.648% of Shares Voted, with more than 50% of the Shares present or represented by proxy	7,269,912.566 25.614% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3b: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and NFJ Investment Group, LLC.	19,608,131.202 69.086% of Shares Voted, with more than 50% of the Shares present or represented by proxy	701,591.743 2.472% of Shares Voted, with more than 50% of the Shares present or represented by proxy	802,856.954 2.828% of Shares Voted, with more than 50% of the Shares present or represented by proxy	7,269,912.566 25.614% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	19,177,909.375 67.570% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,075,458.473 3.789% of Shares Voted, with more than 50% of the Shares present or represented by proxy	859,212.051 3.027% of Shares Voted, with more than 50% of the Shares present or represented by proxy	7,269,912.566 25.614% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Virtus AllianzGI Technology Fund (known at the time as AllianzGI Technology Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	8,707,845.500 69.214% of Shares Voted, with more than 50% of the Shares present or represented by proxy	317,348.702 2.523% of Shares Voted, with more than 50% of the Shares present or represented by proxy	316,310.908 2.514% of Shares Voted, with more than 50% of the Shares present or represented by proxy	3,239,598.166 25.749% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	8,683,024.152 69.017% of Shares Voted, with more than 50% of the Shares present or represented by proxy	341,468.627 2.715% of Shares Voted, with more than 50% of the Shares present or represented by proxy	317,012.331 2.519% of Shares Voted, with more than 50% of the Shares present or represented by proxy	3,239,598.166 25.749% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	8,460,719.904 67.250% of Shares Voted, with more than 50% of the Shares present or represented by proxy	503,919.398 4.006% of Shares Voted, with more than 50% of the Shares present or represented by proxy	376,865.808 2.995% of Shares Voted, with more than 50% of the Shares present or represented by proxy	3,239,598.166 25.749% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Shareholders of the Funds voted to approve the above proposals.

122	December 31, 2020 |	Semiannual Report

RESULTS OF SHAREHOLDER MEETING

VIRTUS INVESTMENT TRUST

JANUARY 26, 2021

At a special meeting of shareholders of all series of Virtus Investment Trust (then known as Allianz Funds)(the “Trust”, the series of which are the “Funds”), held on January 26, 2021, shareholders voted on the following proposals:

All Funds

Proposal 1: To elect Trustees	Votes For	Votes Withheld
Donald C. Burke	473,317,354.506	18,063,647.696
Sarah E. Cogan	474,001,448.044	17,379,554.158
Deborah A. DeCotis	473,866,918.106	17,514,084.096
F. Ford Drummond	473,159,864.726	18,221,137.476
Sidney E. Harris	472,982,673.446	18,398,328.756
John R. Mallin	473,152,665.113	18,228,337.089
Connie D. McDaniel	473,755,896.103	17,625,106.099
Philip R. McLoughlin	472,878,020.393	18,502,981.809
Geraldine M. McNamara	473,510,300.326	17,870,701.876
James M. Oates	472,802,953.502	18,578,048.700
R. Keith Walton	473,169,911.701	18,211,090.501
Brian T. Zino	473,181,556.281	18,199,445.921
George R. Aylward	473,298,951.090	18,082,051.112

Shareholders of the Trust approved the above proposal, thus electing the individuals listed above as Trustees of the Trust.

Virtus NFJ Dividend Value Fund (known at the time as AllianzGI Dividend Value Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	29,440,505.464 70.132% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,074,248.838 2.559% of Shares Voted, with more than 50% of the Shares present or represented by proxy	3,861,755.959 9.199% of Shares Voted, with more than 50% of the Shares present or represented by proxy	7,602,779.783 18.110% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3b: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and NFJ Investment Group, LLC.	29,221,839.600 69.611% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,144,824.360 2.728% of Shares Voted, with more than 50% of the Shares present or represented by proxy	4,009,846.301 9.551% of Shares Voted, with more than 50% of the Shares present or represented by proxy	7,602,779.783 18.110% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	28,574,899.880 68.070% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,744,245.532 4.155% of Shares Voted, with more than 50% of the Shares present or represented by proxy	4,057,364.749 9.665% of Shares Voted, with more than 50% of the Shares present or represented by proxy	7,602,779.883 18.110% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Semiannual Report	| December 31, 2020	123

Unaudited

Shareholder Meeting Results (cont’d)

Virtus AllianzGI Health Sciences Fund (known at the time as AllianzGI Health Sciences Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	2,250,175.374 69.873% of Shares Voted, with more than 50% of the Shares present or represented by proxy	110,824.885 3.442% of Shares Voted, with more than 50% of the Shares present or represented by proxy	163,397.380 5.073% of Shares Voted, with more than 50% of the Shares present or represented by proxy	696,024.841 21.612% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	2,245,545.395 69.729% of Shares Voted, with more than 50% of the Shares present or represented by proxy	115,787.377 3.596% of Shares Voted, with more than 50% of the Shares present or represented by proxy	163,064.867 5.063% of Shares Voted, with more than 50% of the Shares present or represented by proxy	696,024.841 21.612% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	2,181,814.732 67.750% of Shares Voted, with more than 50% of the Shares present or represented by proxy	171,634.928 5.330% of Shares Voted, with more than 50% of the Shares present or represented by proxy	170,947.979 5.308% of Shares Voted, with more than 50% of the Shares present or represented by proxy	696,024.841 21.612% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Virtus AllianzGI Income & Growth Fund (known at the time as AllianzGI Income & Growth Fund)
	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	203,267,033.374 67.934% of Shares Voted, with more than 50% of the Shares present or represented by proxy	9,527,496.770 3.185% of Shares Voted, with more than 50% of the Shares present or represented by proxy	11,599,287.023 3.876% of Shares Voted, with more than 50% of the Shares present or represented by proxy	74,821,704.777 25.005% of Shares Voted, with more than 50% of the Shares present or represented by proxy

124	December 31, 2020 |	Semiannual Report

Virtus NFJ Large-Cap Value Fund (known at the time as AllianzGI Large-Cap Value Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	4,508,727.456 69.488% of Shares Voted, with more than 50% of the Shares present or represented by proxy	159,604.875 2.460% of Shares Voted, with more than 50% of the Shares present or represented by proxy	236,924.831 3.651% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,583,268.248 24.401% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3b: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and NFJ Investment Group, LLC.	4,496,782.576 69.304% of Shares Voted, with more than 50% of the Shares present or represented by proxy	178,108.589 2.745% of Shares Voted, with more than 50% of the Shares present or represented by proxy	230,365.997 3.550% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,583,268.248 24.401% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	4,396,641.269 67.761% of Shares Voted, with more than 50% of the Shares present or represented by proxy	267,278.266 4.119% of Shares Voted, with more than 50% of the Shares present or represented by proxy	241,337.627 3.719% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,583,268.248 24.401% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Virtus AllianzGI Small-Cap Fund (known at the time as AllianzGI Small-Cap Fund)
	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	2,586,151.021 68.565% of Shares Voted, with more than 50% of the Shares present or represented by proxy	104,693.247 2.776% of Shares Voted, with more than 50% of the Shares present or represented by proxy	216,656.597 5.744% of Shares Voted, with more than 50% of the Shares present or represented by proxy	864,347.291 22.915% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	2,583,032.460 68.482% of Shares Voted, with more than 50% of the Shares present or represented by proxy	102,647.870 2.722% of Shares Voted, with more than 50% of the Shares present or represented by proxy	221,820.535 5.881% of Shares Voted, with more than 50% of the Shares present or represented by proxy	864,347.291 22.915% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Semiannual Report	| December 31, 2020	125

Unaudited

Shareholder Meeting Results (cont’d)

Virtus NFJ Small-Cap Value Fund (known at the time as AllianzGI Small-Cap Value Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	16,688,777.821 77.272% of Shares Voted, with more than 50% of the Shares present or represented by proxy	405,653.506 1.879% of Shares Voted, with more than 50% of the Shares present or represented by proxy	900,800.213 4.170% of Shares Voted, with more than 50% of the Shares present or represented by proxy	3,602,347.809 16.679% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3b: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and NFJ Investment Group, LLC.	16,625,199.547 76.978% of Shares Voted, with more than 50% of the Shares present or represented by proxy	430,724.869 1.994% of Shares Voted, with more than 50% of the Shares present or represented by proxy	939,307.124 4.349% of Shares Voted, with more than 50% of the Shares present or represented by proxy	3,602,347.809 16.679% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	15,883,779.776 73.545% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,218,105.682 5.640% of Shares Voted, with more than 50% of the Shares present or represented by proxy	893,346.082 4.136% of Shares Voted, with more than 50% of the Shares present or represented by proxy	3,602,347.809 16.679% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Shareholders of the Funds voted to approve the above proposals.

126	December 31, 2020 |	Semiannual Report

RESULTS OF SHAREHOLDER MEETING

VIRTUS INVESTMENT TRUST

FEBRUARY 12, 2021

At a special meeting of shareholders of Virtus AllianzGI Emerging Markets Opportunities Fund and Virtus AllianzGI Small-Cap Fund (the “Funds”), each a series of Virtus Investment Trust, held on February 12, 2021, shareholders voted on the following proposals:

Virtus AllianzGI Emerging Markets Opportunities Fund

	Votes For	Votes Against	Abstain
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	4,357,764.012 50.502% of Total Shares	96,421.787 1.117% of Total Shares	227,060.724 2.631% of Total Shares
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	4,353,319.990 50.450% of Total Shares	99,010.231 1.147% of Total Shares	228,916.302 2.652% of Total Shares

Virtus AllianzGI Small-Cap Fund

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	2,601,995.857 67.411% of Shares Voted, with more than 50% of the Shares present or represented by proxy	194,185.198 5.031% of Shares Voted, with more than 50% of the Shares present or represented by proxy	245,637.277 6.363% of Shares Voted, with more than 50% of the Shares present or represented by proxy	818,132.071 21.195% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Shareholders of the Funds voted to approve the above proposals.

Semiannual Report	| December 31, 2020	127

Unaudited

Shareholder Meeting Results (cont’d)

RESULTS OF SHAREHOLDER MEETING

VIRTUS INVESTMENT TRUST

FEBRUARY 25, 2021

At a special meeting of shareholders of Virtus AllianzGI Emerging Markets Opportunities Fund and Virtus NFJ International Value Fund (the “Funds”), each a series of Virtus Investment Trust, held on February 25, 2021, shareholders voted on the following proposals:

Virtus AllianzGI Emerging Markets Opportunities Fund

Votes For	Votes Against	Abstain

Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.

4,335,140.836 50.239% of Total Shares	154,586.283 1.791% of Total Shares	233,341.028 2.990% of Total Shares

Virtus NFJ International Value Fund

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	2,621,935.087 67.695% of Shares Voted, with more than 50% of the Shares present or represented by proxy	91,727.734 2.369% of Shares Voted, with more than 50% of the Shares present or represented by proxy	173,947.546 4.491% of Shares Voted, with more than 50% of the Shares present or represented by proxy	985,552.963 25.445% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3b: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and NFJ Investment Group, LLC.	2,610,874.902 67.410% of Shares Voted, with more than 50% of the Shares present or represented by proxy	100,507.564 2.595% of Shares Voted, with more than 50% of the Shares present or represented by proxy	176,227.901 4.550% of Shares Voted, with more than 50% of the Shares present or represented by proxy	985,552.963 25.445% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	2,542,675.116 65.649% of Shares Voted, with more than 50% of the Shares present or represented by proxy	179,523.732 4.636% of Shares Voted, with more than 50% of the Shares present or represented by proxy	165,411.519 4.270% of Shares Voted, with more than 50% of the Shares present or represented by proxy	985,552.963 25.445% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Shareholders of the Funds voted to approve the above proposals with the exception of Proposal 4 for Virtus NFJ International Value Fund.

128	December 31, 2020 |	Semiannual Report

Unaudited

Privacy Policy

FACTS	WHAT DO VP DISTRIBUTORS, LLC; VIRTUS FUND SERVICES, LLC; AND VIRTUS MUTUAL FUNDS (VIRTUS) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

>  Social Security Number and Account Balances

>  Transaction History and Checking Account Information

>  Account Transactions and Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Virtus chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Virtus share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-243-1574 or go to www.Virtus.com

Semiannual Report	| December 31, 2020	129

Unaudited

Privacy Policy (cont’d)

Who we are
Who is providing this notice?	VP Distributors, LLC; Virtus Fund Services, LLC; and Virtus Mutual Funds (Virtus)

What we do

How does Virtus protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Virtus collect my personal information?

We collect your personal information, for example, when you

> open an account or give us your contact information

> pay us by check or make a wire transfer

> buy securities from us

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies

Why can’t I limit all sharing?

Federal law gives you the right to limit only

> sharing for affiliates’ everyday business purposes — information about your creditworthiness

> affiliates from using your information to market to you

> sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. > Virtus does not share with our affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. > Virtus does not share with our nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. > Virtus doesn’t jointly market.

130	December 31, 2020 |	Semiannual Report

Virtus Investment Trust

Trustees

Philip R. McLoughlin

Chairman

George R. Aylward

Donald C. Burke

Sarah E. Cogan

Deborah A. DeCotis

F. Ford Drummund

Sidney E. Harris

John R. Mallin

Connie D. McDaniel

Geraldine M. McNamara

James M. Oates

R. Keith Walton

Brian T. Zino

Advisory Board Member

William R. Moyer

Officers

George R. Aylward

President

Peter Batchelar

Senior Vice President

W. Patrick Bradley

Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr

Senior Vice President and Assistant Secretary

Nancy J. Engberg

Senior Vice President and Chief Compliance Officer

Jennifer S. Fromm

Vice President, Chief Legal Officer, Counsel and Secretary

Julia R. Short

Senior Vice President

Francis G. Waltman

Executive Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

One Financial Plaza

Hartford, CT 06103-2608

Principal Underwriter

VP Distributors, LLC

One Financial Plaza

Hartford, CT 06103-2608

Custodian

State Street Bank and Trust Co.

801 Pennsylvania Avenue

Kansas City, MO 64105

Administrator and Transfer Agent

Virtus Fund Services, LLC

One Financial Plaza

Hartford, CT 06103-2608

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103-7042

This report, including the financial information herein, is transmitted to the shareholders of the Trust for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of each Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

P.O. Box 219723 Kansas City, MO 64121-9723

For more information about Virtus Mutual Funds, please contact us at 1-800-988-8380 (Class A, Class C and Class R) or 1-800-498-5413 (Class P, Class R6, Institutional and Administrative classes), or visit Virtus.com.

8033	02-21

ITEM 2.	CODE OF ETHICS

(a) Not required in this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure not required for open-end management investment companies.

ITEM 6.	INVESTMENTS

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Disclosure not required for open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

During the period being reported, there were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees (the “Board”) since the Trust last provided disclosure in response to this item. Effective February 1, 2021, the Board has adopted a new policy for consideration of Trustee nominees recommended by shareholders. With regards to such policy, an individual shareholder or shareholder group submitting a nomination must hold either individually or in the aggregate for at least one full year as of the date of nomination 5% of the shares of a series of the Trust, among other qualifications and restrictions. Shareholders or shareholder groups submitting nominees must comply with all requirements set forth in the Trust’s policy for consideration of Trustee nominees recommended by shareholders and any such submission must be in writing, directed to the attention of the Board’s Governance and Nominating Committee in care of the Trust’s Secretary, and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable. Shareholder nominees for Trustee will be given the same consideration as any candidate provided the nominee meets certain minimum requirements.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c)), as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Disclosure not required for open-end management investment companies.

ITEM 13.	EXHIBITS

(a)(1)	Not required in this filing

(a)(2)	Exhibit 99_CERT. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)(3)	Not applicable

(b)	Exhibit 99.906 CERT. – Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Virtus Investment Trust (formerly known as Allianz Funds)

By:	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date: March 10, 2021

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date: March 10, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date: March 10, 2021

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date: March 10, 2021